LEGG MASON FUNDS

100 Light Street

Baltimore, Maryland 21202

Special Meeting of Shareholders to be held October 19, 2006

September 11, 2006

Dear Shareholder:

You are being asked to vote on one or more proposed merger transactions related to Legg Mason funds you own. In particular, we are proposing that Legg Mason Balanced Trust be merged into Legg Mason Partners Capital and Income Fund, and that Legg Mason High Yield Portfolio be merged into Legg Mason Partners High Income Fund. Detailed information about each of the proposals is contained in the enclosed materials.

The Board of Directors of each Legg Mason Fund (each identified as “your fund”) has called a special meeting of shareholders (“Meeting”) for your fund to be held on October 19, 2006, at the offices of Legg Mason, 100 Light Street, 34th Floor, Baltimore, Maryland 21202 at 2:00 p.m. Eastern Time in order to vote on the proposed transaction regarding your fund. Each transaction involves a proposal to reorganize a fund into its corresponding surviving fund (a “Reorganization”). The attached Proxy Statement/Prospectus only asks for your approval of the proposed Reorganization for your fund. After careful consideration, the Board of your fund recommends that you vote “FOR” the proposed Reorganization.

The Reorganizations are part of a larger set of initiatives that Legg Mason has recently undertaken following its acquisition of Citigroup Asset Management in 2005. These initiatives are designed to integrate and streamline many of the company’s mutual fund offerings, including the legacy Citigroup Asset Management funds and certain Legg Mason Funds, in an effort to focus on those funds that Legg Mason believes offer the best prospects for long-term viability and attractive long-term performance.

You will notice that some of the materials you are being provided in this package apply to other funds and do not apply to your fund. The proxy materials include information for five separate Reorganizations. In addition to the Reorganizations of Legg Mason High Yield Portfolio into Legg Mason Partners High Income Fund and Legg Mason Balanced Trust into Legg Mason Partners Capital and Income Fund, there are separate proposed Reorganizations of legacy Citigroup Asset Management funds into Legg Mason Partners Capital and Income Fund. The proxy materials address each of these five proposals and separately seek the vote of the shareholders of each fund. When you read the full text of the Notice of Special Meeting and Proxy Statement/Prospectus, there will be large amounts of material that do not apply to your fund.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. To vote, simply complete, sign and return the proxy card in the enclosed postage-paid envelope or follow the instructions on the proxy card for voting by touch-tone telephone or on the internet.

It is important that your vote be received no later than the time of the Meeting.

Sincerely,

Mark R. Fetting

President

Legg Mason Income Trust, Inc.

Legg Mason Investors Trust, Inc.

C2

LEGG MASON FUNDS

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed combined Proxy Statement/Prospectus describes a proposal to reorganize your fund into a compatible fund. While we encourage you to read the full text of the enclosed combined Proxy Statement/Prospectus, here is a brief overview of the proposed Reorganizations for Legg Mason Balanced Trust and Legg Mason High Yield Portfolio. The information in this overview applies generally to both funds, except where more specific information about a fund is included. Please refer to the more complete information contained elsewhere in the combined Proxy Statement/Prospectus about the Reorganizations.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS

Q.	WHY IS A SHAREHOLDER MEETING BEING HELD?

A. The Board of your fund has approved a Reorganization, subject to shareholder approval, under which your fund would be combined with another Legg Mason-affiliated fund that has investment objectives and policies similar to your fund. If shareholders approve the Reorganization, you would become a shareholder of the corresponding surviving fund in the chart below.

Your Fund	Surviving Fund
Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund (formerly, Smith Barney Capital and Income Fund)

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund (formerly, Smith Barney High Income Fund)

Q.	HOW WILL A REORGANIZATION AFFECT ME?

A. If the Reorganization of your fund is approved, your fund’s assets and liabilities will be combined with the assets and liabilities of the surviving fund and you will become a shareholder of the surviving fund. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the Reorganization.

Q.	WHY DO THE PROXY MATERIALS REFER TO SO MANY FUNDS?

A. The proxy materials include information for five separate Reorganizations. There are a total of four Legg Mason-affiliated funds which are proposed to be reorganized into Legg Mason Partners Capital and Income Fund and one Legg Mason Fund proposed to be reorganized into Legg Mason Partners High Income Fund. The proxy materials address each of these proposals and seek the vote of the shareholders of each of those Funds.

Q.	WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

A. As you may be aware, on December 1, 2005, Legg Mason acquired substantially all the asset management businesses of Citigroup Asset Management. Since that time, Legg Mason has undertaken a broad set of initiatives, including a comprehensive review of its various products, with the goal of integrating and streamlining Legg Mason’s mutual fund offerings, including the legacy Citigroup Asset Management funds and certain Legg Mason Funds, in an effort to focus on those funds that Legg Mason believes offer the best prospects for long-term viability and attractive long-term performance.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO THOSE OF ITS SURVIVING FUND?

A. Management has recommended the surviving fund in each Reorganization based, among other factors, on its evaluation of the compatibility of your fund’s investment objectives and policies with those of its surviving fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund and its surviving fund. The following chart provides a brief summary of some of the most significant of these differences:

Reorganization	Significant Differences in Objectives and Strategies
• Legg Mason Balanced Trust into Legg Mason Partners Capital and Income Fund

There are no material differences between the investment objectives of the funds, except that your fund emphasizes return consistent with reasonable risk while the surviving fund does not have such a limitation.

Your fund has target allocations of 60% to equity and 40% to debt securities, with a maximum of 75% and a minimum of 25% in either category. The surviving fund does not have any specific asset allocation targets or ranges. Although it is not a “balanced fund,” it currently maintains a portfolio of equity and debt securities in a ratio within the ranges permitted for your fund.

Your fund has a 5% cap on “junk” bond investments while the surviving fund has no such limit and currently has about 17% in “junk” bonds. Historically and currently, the debt securities portion of the surviving fund has a lower average credit rating (BB, one level lower than investment grade) than your fund (AA) meaning that the fixed income portion of the surviving fund is more aggressive and risky than the fixed income portion of your fund. Your fund emphasizes dividend-paying equities and undervalued fixed income securities while the surviving fund focuses on growth potential, among other factors.

• Legg Mason High Yield Portfolio into Legg Mason Partners High Income Fund

There are no material differences between the investment objectives of the funds, although your fund seeks capital appreciation as well as income.

There are no material differences between the principal investment strategies of the funds.

Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus for a more detailed description of the differences in investment objectives, principal investment policies and strategies, and principal risks between your fund and its surviving fund.

Q.	HOW WILL THE REORGANIZATIONS AFFECT FUND FEES AND EXPENSES?

A. The chart below illustrates the effect of the Reorganization on your fund’s fees and expenses:

Reorganization	Effect on Fees and Expenses
• Legg Mason Balanced Trust into Legg Mason Partners Capital and Income Fund

•     The management fee of the surviving fund is higher than your fund’s current management fee (after partial voluntary waiver of your fund’s management fee)

•     Primary Class shareholders of your fund will receive Class C shares of the surviving fund. Class C shares have higher 12b-1 fees than Primary Class shares but lower overall expenses. Future purchases of Class C shares by you, but not shares received on dividend reinvestment, will be subject to a deferred sales charge upon redemption in the first year after purchase

•     Financial Intermediary Class shareholders of your fund will receive Class A shares of the surviving fund. Class A shares have the same 12b-1 fees as Financial Intermediary Class shares and lower overall expenses. Future purchases of Class A shares by you, but not shares received on dividend reinvestment, will be subject to the sales load and commission structure of the surviving fund (including applicable sales load waivers and discounts)

•     Institutional Class shareholders of your fund will receive Class Y shares of the surviving fund. Class Y shares, like Institutional Class shares, have no 12b-1 fee and have lower overall expenses

•     A contractual expense cap for Class Y of the surviving fund will limit expenses for one year

Reorganization	Effect on Fees and Expenses
• Legg Mason High Yield Portfolio into Legg Mason Partners High Income Fund

•     The management fee of the combined fund is lower than your fund’s current management fee

•     Primary Class shareholders of your fund will receive Class C shares of the surviving fund. Class C shares have higher 12b-1 fees than Primary Class shares but lower overall expenses. Future purchases of Class C shares by you, but not shares received on dividend reinvestment, will be subject to a deferred sales charge upon redemption in the first year after purchase

•     Institutional Class shareholders of your fund will receive Class Y shares of the surviving fund. Class Y shares, like Institutional Class shares, have no 12b-1 fee and have lower overall expenses

Please see “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the surviving fund.

Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH A REORGANIZATION?

A. No. No sales load, deferred sales charge, commission, redemption fee, or other transactional fee will be charged as a result of the Reorganizations. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the Reorganization.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A. Redemptions or exchanges of fund shares which occur before the closing of the Reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A. You will receive share classes that are generally similar to the share classes you currently hold for your current shares in your fund. In particular,

•	Primary Class, Financial Intermediary Class and Institutional Class shareholders of Legg Mason Balanced Trust will receive Class C, Class A and Class Y shares, respectively, of Legg Mason Partners Capital and Income Fund; and

•	Primary Class and Institutional Class shareholders of Legg Mason High Yield Portfolio will receive Class C and Class Y shares, respectively, of Legg Mason Partners High Income Fund.

As noted in the response to “How Will the Reorganizations Affect Fund Fees and Expenses?”, however, purchases of Class A shares and Class C shares by Legg Mason Fund shareholders after the Reorganizations, other than dividend reinvestment, will be subject to the sales loads applicable to the Legg Mason Partners Funds. In addition, the exchange privileges these shareholders currently have with the other Legg Mason Funds will be eliminated and replaced with new exchange privileges with the Legg Mason Partners Funds (which include different funds that until recently were in different fund families).

Please see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” and “Appendix B—Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in the Proxy Statement/Prospectus for a description of the differences among fund classes.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATIONS?

A. Each Reorganization is intended to qualify as a tax-free transaction for Federal income tax purposes. Assuming the Reorganization of your fund qualifies for such treatment, you will not recognize a gain or loss for Federal income tax purposes as a result of the Reorganization. As a condition to the closing of the Reorganization, your fund will receive an opinion of counsel to the effect that the Reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax advisor about any state, local and other tax consequences of your fund’s Reorganization.

Q.	WHAT HAPPENS IF SHAREHOLDERS OF SOME FUNDS APPROVE THEIR REORGANIZATIONS, WHILE SHAREHOLDERS OF OTHER FUNDS DO NOT?

A. None of the proposed Reorganizations is contingent upon the approval of any other Reorganization, including those Reorganizations that contemplate the Reorganization of more than one fund into a surviving fund. Thus, if shareholders of your fund approve the Reorganization of your fund, your fund will be reorganized into the surviving fund even if shareholders of other funds do not approve their Reorganizations.

Q.	WHO WILL PAY FOR THE REORGANIZATIONS?

A. Legg Mason will pay the entire cost to each Legg Mason Fund related to its Reorganization.

Q.	ARE THERE ANY PROPOSED CHANGES TO THE SURVIVING FUNDS THAT I SHOULD KNOW ABOUT?

A. Yes. As part of the initiatives by Legg Mason, shareholders of the surviving funds will be asked to approve certain proposals, including electing Board members and approving certain other governance- and investment-related proposals. If these proposals are approved by shareholders of the surviving funds, it is currently anticipated that they would take effect before the end of the first half of 2007, but they would have no material effect on the investment objectives or strategies of the surviving funds.

Q.	HOW DOES MY BOARD RECOMMEND THAT I VOTE?

A. Your fund’s Board, including all of its members who are not “interested persons” of the fund under the Investment Company Act of 1940, as amended (“Independent Board Members”), unanimously recommends that you vote FOR the Reorganizations.

Q.	WHAT HAPPENS IF A REORGANIZATION IS NOT APPROVED?

A. If the shareholders of your fund do not approve the Reorganization, then you will remain a shareholder of your fund.

Q.	I AM AN INVESTOR WHO HOLDS A SMALL NUMBER OF SHARES. WHY SHOULD I VOTE?

A. Your vote makes a difference. If many shareholders just like you fail to vote their proxies, your fund may not receive enough votes to go forward with the shareholder meeting, and additional costs will be incurred to solicit additional proxies.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

If shareholders approve the Reorganization of your fund, the Reorganization of your fund is expected to occur on March 16, 2007.

Q.	HOW CAN I VOTE?

A. In addition to voting by mail by returning the enclosed proxy card, you may also vote by either touch-tone telephone or online via the Internet, as follows:

To vote by touch-tone telephone:	To vote by Internet:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set out on the proxy card and follow the simple instructions.	(3) Enter the control number set out on the proxy card and follow the simple instructions.

Q.	WHO GETS TO VOTE?

A. If you owned shares of your fund at the close of business on September 1, 2006, you are entitled to vote those shares, even if you are no longer a shareholder of the fund.

Q.	WHO DO I CALL IF I HAVE QUESTIONS?

A. If you need more information or have any questions on how to cast your vote, please call Computershare Fund Services, your fund’s proxy solicitor, at 866-402-1719.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

LEGG MASON PARTNERS INCOME FUNDS

Legg Mason Partners Dividend and Income Fund

SALOMON BROTHERS SERIES FUNDS INC

Salomon Brothers Balanced Fund

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

LEGG MASON INVESTORS TRUST, INC.

Legg Mason Balanced Trust

LEGG MASON INCOME TRUST, INC.

Legg Mason High Yield Portfolio

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

to be held on October 19, 2006

Please take notice that a Special Meeting of Shareholders of Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022 on October 19, 2006, at 2:00 p.m., Eastern time, and a Special Meeting of Shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio will be held at the offices of Legg Mason, 100 Light Street, 34th Floor, Baltimore, Maryland 21202 on October 19, 2006 at 2:00 p.m., Eastern time (each Special Meeting of Shareholders is referred to herein as the “Meeting” and each of Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund, Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value, Legg Mason Balanced Trust and Legg Mason High Yield Portfolio is referred to herein as an “Acquired Fund” and collectively, the “Acquired Funds”) for the following purposes:

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization, providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart to be distributed to the shareholders of the Acquired Fund and (ii) the subsequent termination of the Acquired Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Capital and Income Fund

Salomon Brothers Balanced Fund	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund

; and

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the Meeting or any adjournments or postponements thereof.

Holders of record of shares of each Acquired Fund at the close of business on September 1, 2006 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

YOUR VOTE ON THIS MATTER IS IMPORTANT. PLEASE VOTE PROMPTLY BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO VOTE BY TELEPHONE OR OVER THE INTERNET.

By Order of the Boards of Directors/Trustees,

Robert I. Frenkel	Richard M. Wachterman
Secretary Legg Mason Partners Investment Series Legg Mason Partners Income Funds Legg Mason Partners Investment Funds, Inc. Salomon Brothers Series Funds Inc.	Secretary Legg Mason Income Trust, Inc. Legg Mason Investors Trust, Inc.

September 11, 2006

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, Inc. licensed for use by Legg Mason, Inc. as the names of funds and investment advisers. Legg Mason, and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

PROXY STATEMENT/PROSPECTUS

SEPTEMBER 11, 2006

PROXY STATEMENT FOR:

LEGG MASON PARTNERS INCOME FUNDS

Legg Mason Partners Dividend and Income Fund

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

SALOMON BROTHERS SERIES FUNDS INC

Salomon Brothers Balanced Fund

125 Broad Street

New York, New York 10004

LEGG MASON INVESTORS TRUST, INC.

Legg Mason Balanced Trust

LEGG MASON INCOME TRUST, INC.

Legg Mason High Yield Portfolio

100 Light Street

Baltimore, Maryland 21202

(collectively, the “Acquired Funds”)

For Legg Mason Partners Dividend and Income Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value: 800-451-2010

For Salomon Brothers Balanced Fund: 800-446-1013

For Legg Mason Balanced Trust and Legg Mason High Yield Portfolio: 800-822-5544 (Primary Class Shareholders) or 888-425-6432 (Institutional and Financial Intermediary Class Shareholders)

PROSPECTUS FOR:

LEGG MASON PARTNERS INCOME FUNDS

Legg Mason Partners Capital and Income Fund

Legg Mason Partners High Income Fund

(collectively, the “Acquiring Funds” and, with the Acquired Funds, the “Funds”)

125 Broad Street

New York, New York 10004

800-451-2010

This combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Boards of Trustees/Directors (each a “Board”) of each Acquired Fund for joint Special Meetings of Shareholders (each, a “Meeting”). The Meeting of Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022. The Meeting of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio will be held at the offices of Legg Mason, 34th Floor, 100 Light Street, Baltimore, Maryland 21202. Each Meeting will be held on October 19, 2006 at 2:00 p.m., Eastern time. At each Meeting, shareholders of each Acquired Fund will be asked to consider and act upon the following:

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization (a “Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart to be distributed to the shareholders of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”) and (ii) the subsequent termination of the Acquired Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Capital and Income Fund

Salomon Brothers Balanced Fund	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund

; and

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled, with each shareholder receiving shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, each Acquired Fund would be terminated.

You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization would be accomplished. Because the Reorganization will result in shareholders of the Acquired Funds holding shares of the corresponding Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

If a Reorganization is approved, each shareholder of each class of an Acquired Fund will receive shares of the corresponding class of the Acquiring Fund in the Reorganization, except as follows:

•	Class O shareholders of Salomon Brothers Balanced Fund will receive Class Y shares of Legg Mason Partners Capital and Income Fund;

•	Primary Class, Financial Intermediary Class and Institutional Class shareholders of Legg Mason Balanced Trust will receive Class C, Class A and Class Y shares, respectively, of Legg Mason Partners Capital and Income Fund; and

•	Primary Class and Institutional Class shareholders of Legg Mason High Yield Portfolio will receive Class C and Class Y shares, respectively, of Legg Mason Partners High Income Fund.

No sales charge will be imposed on the Class A shares of an Acquiring Fund received by the Acquired Fund shareholders. After a Reorganization, any deferred sales charge that applied to a shareholder’s Class A (if applicable), Class B or Class C shares of an Acquired Fund at the time of a Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable deferred sales charge, the period during which a shareholder held Class B or Class C shares (and the holding periods applicable to certain purchases of Class A shares) of an Acquired Fund will be included in the holding period of the Acquiring Fund’s shares received as a result of the Reorganization. For more information about the classes of shares offered by the Funds, see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements” and “Purchase, Redemption and Exchange Policies and Procedures” below and “Purchase, Redemption and Exchange of Fund Shares; Other Shareholder Information” in Appendix B.

Shareholders should be aware that for the Reorganization involving Legg Mason Partners Capital and Income Fund that contemplates the Reorganization of more than one Acquired Fund into the same Acquiring Fund, if shareholders of one Acquired Fund approve its Reorganization Agreement, the Reorganization of that Fund will be effected, even if the shareholders of the other Acquired Funds do not approve their Reorganization Agreements. In addition, no Reorganization is contingent on any other Reorganization being approved by a Fund’s shareholders.

The Reorganizations are being structured as tax-free reorganizations for Federal income tax purposes. See “Information about the Reorganizations—Federal Income Tax Consequences.” Shareholders should consult their tax advisors to determine the actual impact of the Reorganizations on them in light of their individual tax circumstances.

Each Fund is a series of an open-end management investment company. The investment objectives and principal investment strategies of each Acquired Fund are comparable to those of the corresponding Acquiring Fund. There are, however, certain differences in investment objectives, policies, strategies and principal risks. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Funds that a prospective investor should know before investing. A Statement of Additional Information (“Reorganization SAI”) dated September 11, 2006 relating to this Proxy Statement/Prospectus and the Reorganizations has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the relevant Acquiring Fund at the address listed above or calling Shareholder Services at 800-451-2010.

For more information regarding the Funds, see the current prospectuses and statements of additional information of the Funds (the “Fund SAIs”), listed in Appendix L, which have been filed with the SEC; the Acquired Funds’ prospectuses and each Fund SAI are incorporated into this Proxy Statement/Prospectus by reference.

The most recent annual report and the semi-annual report next succeeding such annual report, if any, for each Fund, which highlight certain important information such as investment performance and expense and financial information and which have been filed with the SEC, are incorporated by reference into this Proxy Statement/Prospectus. The annual report for the year ended December 31, 2004 for Salomon Brothers Balanced Fund is also incorporated by reference. You may receive a copy of the prospectus, Fund SAI, annual report and semi-annual report for each Fund by contacting Shareholder Services at 800-451-2010 (for the Legg Mason Partners Funds), 800-446-1013 (for Salomon Brothers Balanced Fund), 800-822-5544 (for Primary Class shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio), or 888-425-6432 (for Institutional and Financial Intermediary Class shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio), by writing the Funds at the address listed above, or by visiting our website at www.leggmason.com/InvestorServices.

In addition, you can copy and review this Proxy Statement/Prospectus and the complete filing on Form N-14 containing the Proxy Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of Reorganization Agreement pertaining to each Reorganization accompanies this Proxy Statement/Prospectus as Appendix A.

The information contained herein concerning each Acquired Fund has been provided by, and is included herein in reliance upon, such Acquired Fund. The information contained herein concerning each Acquiring Fund has been provided by, and is included herein in reliance upon, such Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Page
SUMMARY	2
Proposed Reorganizations	2
Certain Defined Terms Used in this Proxy Statement and Prospectus	3
Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks: Legg Mason Partners and Salomon Brothers Funds	3
Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio	5
Effect on Expenses	6
Comparison of Fees and Expenses: Legg Mason Partners and Salomon Brothers Funds	6
Comparison of Fees and Expenses: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio	7
COMPARISON OF FEES AND EXPENSES	7
FEE TABLES AND EXPENSE EXAMPLES	8
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	8
Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	13
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	16
Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	19
Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	22
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Legg Mason Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	25
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	28
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	31
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	34
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	37
Salomon Brothers Balanced Fund (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	40
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	43
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	46
Legg Mason Partners Dividend and Income Fund (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	49
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value Fund (Acquired Fund), Salomon Brothers Balanced Fund (Acquired Fund), Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	52
Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)	55
Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures: Legg Mason Partners and Salomon Brothers Funds	56
Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio	57

I

Page
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS	58
Legg Mason Partners and Salomon Brothers Funds	58
Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	58
Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	65
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	74
Legg Mason Balanced Trust and Legg Mason High Yield Portfolio	80
Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)	80
Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)	87
INFORMATION ABOUT THE PROPOSED REORGANIZATIONS	96
The Reorganization Agreements	96
Description of the Acquiring Funds’ Shares	97
Reasons for the Reorganizations and Board Considerations: Proposals to be Voted on by the Legg Mason Partners and Salomon Brothers Funds	97
Benefits to Management	98
Reasons for the Reorganizations and Board Considerations: Proposals to be Voted on by Legg Mason Balanced Trust and Legg Mason High Yield Portfolio Shareholders	99
Federal Income Tax Consequences	100
Information Regarding Tax Capital Loss Carryforwards:	101
Effect of Proposed “Shell” Reorganizations of the Funds	103
TERMINATION OF THE ACQUIRED FUNDS	104
PORTFOLIO SECURITIES	104
INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUNDS	104
Investment Manager and Sub-Advisers	104
Certain Legal Proceedings	105
Portfolio Managers of the Acquiring Funds	107
Performance of the Funds	108
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS	108
Financial Highlights	109
Distributors	109
FORM OF ORGANIZATION	109
CAPITALIZATION	110
DIVIDENDS AND DISTRIBUTIONS	113
OTHER BUSINESS	113
SHAREHOLDER COMMUNICATIONS WITH THE BOARDS	113
VOTING INFORMATION	113
Proxy Solicitation	114
Quorum	115
Vote Required	115
Effect of Abstentions and Broker “Non-Votes”	115
Adjournments	115
Future Shareholder Proposals	116
Record Date and Outstanding Shares	116
LEGAL MATTERS	117
APPENDIX A: Form of Agreement and Plan of Reorganization	A-1
APPENDIX B: Purchase, Redemptions and Exchanges of Fund Shares; Other Shareholder Information	B-1
APPENDIX C: Comparison of Investment Objectives, Principal Investment Strategies and Management	C-1
APPENDIX D: Financial Highlights of Each Acquiring Funds	D-1
APPENDIX E: Management’s Discussion of Fund Performance for Each Acquiring Fund	E-1
APPENDIX F: Historical Performance of Each Fund	F-1
APPENDIX G: Similarities and Differences in the Forms of Organization of the Acquired Funds and the Acquiring Funds	G-1
APPENDIX H: 5% Shareholders of the Acquired and Acquiring Funds	H-1
APPENDIX I: Comparison of Board Composition	I-1
APPENDIX J: Portfolio Manager Compensation and Fund Holdings	J-1
APPENDIX K: Form of Organization	K-1
APPENDIX L: Report Dates for Acquired and Acquiring Funds	L-1
APPENDIX M: Instructions for Signing the Proxy Card	M-1

II

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganizations

At meetings held in June and July 2006, the Board of each Acquired Fund and the Board of each Acquiring Fund, including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), unanimously approved the relevant Reorganization Agreement. Each Reorganization Agreement provides for:

1. the transfer of all of the assets and the assumption of all of the liabilities of the applicable Acquired Fund in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund;

Acquired Fund	Acquiring Fund
Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Capital and Income Fund

Salomon Brothers Balanced Fund	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund

2. the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

3. the subsequent termination of the Acquired Fund.

Each Reorganization Agreement is subject to approval by the shareholders of the applicable Acquired Fund. The Reorganizations of Legg Mason Partners Dividend and Income Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value into Legg Mason Partners Capital and Income Fund, if approved by shareholders, are scheduled to be effective as of the close of business on December 1, 2006 or on such later date as the parties may agree. The other Reorganizations, if approved by shareholders, are scheduled to be effective as of the close of business on March 16, 2007 or on such later date as the parties may agree. As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. Shareholders of Class A shares, Class B shares, Class C shares, and Class Y shares of each Acquired Fund will receive the same class of shares of the applicable Acquiring Fund, except that Class O shareholders of Salomon Brothers Balanced Fund will receive Class Y shares of Legg Mason Partners Capital and Income Fund; Primary Class, Financial Intermediary Class and Institutional Class shareholders of Legg Mason Balanced Trust will receive Class C, Class A and Class Y shares, respectively, of Legg Mason Partners Capital and Income Fund; and Primary Class and Institutional Class shareholders of Legg Mason High Yield Portfolio will receive Class C and Class Y shares, respectively, of Legg Mason Partners High Income Fund. See “Information about the Proposed Reorganizations” below. For more information about the classes of shares offered by the Funds, see “Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” below and “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in Appendix B.

For the reasons set forth below in “Information about the Proposed Reorganizations—Reasons for the Reorganizations and Board Considerations,” the Board of each Acquired Fund, including all of the Independent Board Members, has concluded that the Reorganization of such Acquired Fund would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Boards, therefore, are hereby submitting the Reorganization Agreements to the shareholders of the Acquired Funds and recommend that shareholders of each Acquired Fund vote “FOR” the Reorganization Agreement effecting the Reorganization for that Fund. The Board of each Acquiring Fund has also approved the Reorganization on behalf of the corresponding Acquiring Fund.

For each Acquired Fund, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act to mean the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than

50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. See “Voting Information” below.

Prior to completion of a Reorganization, the Funds will have received an opinion of Dechert LLP to the effect that the relevant Reorganization will qualify as a tax-free Reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by an Acquired Fund or its shareholders as a result of the Reorganization of such Acquired Fund, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares. For more information about the Federal income tax consequences of the Reorganizations, see “Information about the Proposed Reorganizations—Federal Income Tax Consequences” below.

Some of the portfolio assets of an Acquired Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Certain Defined Terms Used in this Proxy Statement and Prospectus

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Capital and Income Fund and Legg Mason Partners High Income Fund are series of Massachusetts business trusts (the “Massachusetts Funds”). Salomon Brothers Balanced Fund, Legg Mason Multiple Discipline Funds Balanced All Cap Growth and Value, Legg Mason Balanced Trust and Legg Mason High Yield Portfolio are series of Maryland corporations (the “Maryland Corporations”). For ease of reference and clarity of presentation, shares of common stock of the Maryland Corporations and beneficial interests of the Massachusetts Funds are hereinafter referred to as “shares,” and holders of shares are hereinafter referred to as “shareholders”; the Boards of Trustees overseeing the Massachusetts Funds and the Boards of Directors overseeing the Maryland Corporations are each referred to herein as a “Board” and collectively as the “Boards”; the Declarations of Trusts governing the Massachusetts Funds and the charters governing the Maryland Corporations, each as amended and supplemented, are referred to herein as a “declaration of trust”; the term “termination” refers to the termination and redemption for purposes of a portfolio of a Maryland corporation and for the purposes of a series of a Massachusetts business trust refers to the liquidation of the assets and the distribution of the remaining trust property to the shareholders in accordance with their respective rights.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

This section will help you compare the investment objectives and principal investment strategies of the Funds. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, appear later in this Proxy Statement/Prospectus, and a chart providing a side-by-side comparison of the Funds and their investment objectives, principal investment strategies and management can be found in Appendix C. These discussions include any material differences in the Funds’ “fundamental” investment policies, meaning those that can be changed only by shareholder vote, and “non-fundamental” investment policies, meaning those that can be changed by a Fund’s Board without a shareholder vote. More information can be found in the Fund SAIs listed in Appendix L.

Legg Mason Partners and Salomon Brothers Funds

Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

There are no material differences between the investment objectives of the Funds. Legg Mason Partners Capital and Income Fund seeks total return (that is, a combination of income and long-term capital appreciation) while Legg Mason Partners Dividend and Income Fund seeks current income and long-term capital appreciation.

Legg Mason Partners Dividend and Income Fund specifies a target 60%/40% equity/debt mix, with a 50%-70% equity investment range and a 30%-50% debt investment range, while Legg Mason Partners Capital and Income Fund has no specified targets. Legg Mason Partners Dividend and Income Fund specifies that 80% of its equities must be dividend-paying securities, while Legg Mason Partners Capital and Income Fund does not have that restriction. Legg Mason Partners Dividend and Income Fund has a 25% cap on high yield, lower rated debt (commonly referred to as “junk bonds”), while there is no limit on the percentage that Legg Mason Partners Capital and Income Fund may invest in junk bonds. Legg Mason Partners Dividend and

Income Fund has a stated average portfolio maturity for its fixed income investments of between 5 and 15 years, while Legg Mason Partners Capital and Income Fund has no stated maturity policy. Unlike Legg Mason Partners Capital and Income Fund, Legg Mason Partners Dividend and Income Fund may engage in forward roll transactions.

One material difference in the Funds’ principal investment strategies is that Legg Mason Partners Dividend and Income Fund focuses on dividend-paying, blue chip companies while Legg Mason Partners Capital and Income Fund invests in a broader range of stocks.

As a result of the Reorganizations, a shareholder in Legg Mason Partners Dividend and Income Fund would be subject to these potential additional risks:

•	greater investment in junk bonds, as the Acquiring Fund has no limit on investment in junk bonds;

•	greater exposure to debt securities with longer maturities, as the Acquiring Fund has no stated maturity policy for its fixed income investments;

•	greater exposure to manager risk, as the Acquiring Fund may allocate its assets between equity and debt in the discretion of the managers; and

•	greater exposure to non-dividend-paying stocks, as the Acquiring Fund does not have a policy requiring 80% of its equities to be dividend-paying securities.

Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

Salomon Brothers Balanced Fund’s primary investment objective is to seek to obtain above-average income (compared to a portfolio invested in equity securities) and its secondary objective is to take advantage of opportunities for growth of capital and income. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund’s emphasis is on income.

Salomon Brothers Balanced Fund specifies a 40% target for equity investment and a 20% cap on non-convertible high-yield debt and foreign issuers (including loan participations in foreign debt). Legg Mason Partners Capital and Income Fund has no such limits.

The Funds’ principal investment strategies are similar.

As a result of the Reorganization, a shareholder in Salomon Brothers Balanced Fund would be subject to these potential additional risks:

•	greater investment in junk bonds, as the Acquiring Fund has no limit on investment in junk bonds;

•	greater exposure to foreign securities, as the Acquiring Fund has no limit on investment in foreign securities; and

•	greater exposure to manager risk, as the Acquiring Fund may allocate its assets between equity and debt in the discretion of the managers.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

The investment objective of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value is balanced between long-term growth of capital and principal preservation. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund also emphasizes principal preservation.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has targeted allocations of its total assets of 70% to equity securities (35% each to growth and value investments) and 30% to fixed income securities, with a minimum of 25% in government securities, while Legg Mason Partners Capital and Income Fund does not target a specific asset allocation. The Fixed Income segment — Government Securities Management of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has a targeted maturity policy, while Legg Mason Partners Capital and Income Fund does not have a specific maturity policy for fixed income securities. Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value may buy foreign securities only in the form of American Depositary Receipts (“ADRs”) or shares that trade in U.S. markets, while Legg Mason Partners Capital and Income Fund may purchase foreign securities directly in foreign markets. Legg Mason Partners Capital and Income Fund may invest in junk bonds while Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value’s fixed income investments are in short-to-intermediate-term U.S. Treasury securities.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has an asset allocation overlay that seeks to minimize duplication within the specific segments and to allocate assets while maintaining portfolio diversification,

Unlike Legg Mason Partners Capital and Income Fund, it has specific targets for equity and fixed income securities. Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value invests in both growth and value equity securities.

As a result of the Reorganization, a shareholder in Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value would be subject to these potential additional risks:

•	investment in junk bonds, as the Acquiring Fund has no limit on investment in junk bonds;

•	greater exposure to debt securities with longer maturities, as the Acquiring Fund has no stated maturity policy for its fixed income investments;

•	greater exposure to manager risk, as the Acquiring Fund may allocate its assets between equity and debt in the discretion of the managers; and

•	greater exposure to foreign securities.

Legg Mason Balanced Trust and Legg Mason High Yield Portfolio

Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

The investment objective of Legg Mason Balanced Trust is long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund also emphasizes return consistent with reasonable risk.

Legg Mason Balanced Trust has a target allocation of its total assets of 60% to equity and 40% to debt, with a maximum of 75% and a minimum of 25% invested in either category of securities. Legg Mason Partners Capital and Income Fund does not target a specific asset allocation for equities and debt. Although Legg Mason Partners Capital and Income Fund is not technically a “balanced fund,” it currently maintains a portfolio of equity and fixed income holdings in a ratio that is within the caps and floors set for Legg Mason Balanced Trust. Legg Mason Balanced Trust has a 5% cap on “junk” bond investments, while Legg Mason Partners Capital and Income Fund has no such limit and currently has about 17% of its assets in junk bonds. The fixed income portion of Legg Mason Partners Capital and Income Fund has a materially lower average credit rating (BB, one level lower than investment grade) than Legg Mason Balanced Trust (AA), meaning that the fixed income portion of Legg Mason Partners Capital and Income Fund is more aggressive and risky than the corresponding portion of Legg Mason Balanced Trust. Legg Mason Balanced Trust’s fixed income portfolio expects to have an average dollar-weighted maturity of between four and five years. Legg Mason Partners Capital and Income Fund has no stated maturity policy.

Legg Mason Balanced Trust emphasizes dividend-paying equities and undervalued fixed income securities while Legg Mason Partners Capital and Income Fund focuses on growth potential among other factors. Value investors generally seek stocks trading at below market average prices based on earnings, book value, or other financial measures. Growth investors generally seek companies that are already successful but may not have reached their full potential.

As a result of the Reorganization, a shareholder in Legg Mason Balanced Trust would be subject to these potential additional risks:

•	greater investment in junk bonds, as the Acquiring Fund has no limit on investment in junk bonds;

•	greater exposure to debt securities with longer maturities, as the Acquiring Fund has no stated maturity policy for its fixed income investments;

•	greater exposure to manager risk, as the Acquiring Fund may allocate its assets between equity and debt in the discretion of the managers;

•	greater exposure to foreign securities, as the Acquiring Fund has no limit on investment in foreign securities;

•	greater exposure to non-dividend-paying stocks, as the Acquiring Fund does not emphasize dividend-paying securities; and

•	risks of investment in derivatives, as the Acquiring Fund may use derivatives to increase market exposure or to hedge.

Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)

Both Funds seek high current income as their investment objective, Legg Mason High Yield Portfolio secondarily seeks capital appreciation.

Legg Mason Partners High Income Fund expects to maintain an average weighted maturity of between 5 and 10 years, while Legg Mason High Yield Portfolio does not place any limitations on maturity. Legg Mason Partners High Income Fund is limited to 10% of its assets in securities rated lower than B by both Moody’s and S&P, while Legg Mason High Yield Portfolio has no limit on investing in such securities. Legg Mason Partners High Income Fund may invest up to 40% of its assets in foreign fixed income securities, including those of developing countries, while Legg Mason High Yield Portfolio is limited to 25% of its assets in securities denominated in foreign currencies, including issuers located in emerging markets. Unlike Legg Mason Partners High Income Fund, Legg Mason High Yield Portfolio may invest up to 25% of its assets in private placement securities.

The Acquired and Acquiring Funds present similar risks. As a result of the Reorganization, however, a shareholder in Legg Mason High Yield Portfolio would be subject to greater risks of investing in foreign securities, including those of developing countries.

Effect on Expenses

This section summarizes the effect on the fees and expenses of the Acquired Funds in each Reorganization. In connection with the Reorganizations involving Legg Mason Partners Capital and Income Fund, Legg Mason has contractually agreed to cap total expenses for Class B shareholders, Class C shareholders and Class Y shareholders of the Acquiring Fund after the Reorganization such that expenses will not increase above current levels paid by the Acquiring Fund (1.60% for Class B shareholders, 1.79% for Class C shareholders and 0.74% for Class Y shareholders). The cap of 1.60% on Class B will go into effect if fewer than all the Funds involved in the Legg Mason Partners Capital and Income Fund Reorganization approve such Reorganization. This expense cap will continue in effect until May 1, 2008, and will be re-evaluated thereafter by management and the Board.

The Reorganizations would have the following effects on expenses (assuming, in the case of the Reorganizations into the Capital and Income Fund, that all four Reorganizations are approved):

Comparison of Fees and Expenses: Legg Mason Partners and Salomon Brothers Funds

Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As a result of the Reorganization, total expenses paid by Acquired Fund shareholders are expected to increase for Class A shares from 1.00% (gross) and 0.90% (net of voluntary fee waivers) to 1.06%, for Class B shares from 1.54% (gross) and 1.44% (net of voluntary fee waivers) to 1.60% and for Class C shares from 1.74% (gross) and 1.64% (net of voluntary fee waivers) to 1.80% (gross) and 1.79% (net of contractual fee waivers in effect until at least May 1, 2008).

Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As a result of the Reorganization, total expenses paid by Acquired Fund shareholders are expected to decline for Class A shares from 1.15% to 1.06%, for Class B shares from 2.02% to 1.60%, for Class C shares from 1.96% to 1.80% (gross) and 1.79% (net of contractual fee waivers in effect until at least May 1, 2008) and for Class O shares from 0.81% to 0.75% (gross) and 0.74% (net of contractual fee waivers in effect until at least May 1, 2008).

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As a result of the Reorganization, total expenses paid by Acquired Fund shareholders are expected to decline for Class A shares from 1.45% (gross) and 1.40% (net of voluntary waivers) to 1.06%, for Class B shares from 2.30% (gross) and 2.15% (net of voluntary fee waivers) to 1.60%, for Class C shareholders from 2.22% (gross) and 2.25% (net of voluntary fee waivers) to 1.80% (gross) and 1.79% (net of contractual fee waivers in effect until at least May 1, 2008) and for Class Y shares from 1.05% (gross) and 0.99% (net of voluntary fee waivers) to 0.75% (gross) and 0.74% (net of contractual fee waivers in effect until at least May 1, 2008).

Comparison of Fees and Expenses: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio

Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As a result of the Reorganization, total expenses paid by Acquired Fund shareholders are expected to decline for Financial Intermediary Class shares from 1.66% (gross) and 1.35% (net of voluntary fee waivers) to 1.06%, for Primary Class shares from 2.05% (gross) and 1.85% (net of voluntary fee waivers) to 1.80% (gross) and 1.79% (net of contractual fee waivers in effect until at least May 1, 2008), and for Institutional Class shares from 1.21% (gross) and 1.10% (net of voluntary fee waivers) to 0.75% (gross) and 0.74% (net of contractual fee waivers in effect until at least May 1, 2008).

For Primary Class shares, a vote FOR the Reorganization will subject the Acquired Fund shareholders to a higher 12b-1 fee but lower total expenses. Primary Class shareholders of the Acquired Fund should understand, as discussed previously, that while the total expenses paid by Class C shareholders of the Acquiring Fund are expected to be lower than the total expenses currently applicable to the Primary Class, the component of total expenses attributable to 12b-1 fees will be higher by 0.25% on an annual basis for Class C shares. The 12b-1 fees applicable to the other classes of the Acquired Fund will not differ from the current 12b-1 fees applicable to those classes, if any, when the shareholders of the Acquired Fund become shareholders of the Acquiring Fund upon consummation of the Reorganization. Those shareholders are expected to experience a decrease in total expenses. In deciding how to vote on this proposal, you should consider the effect of the proposed Reorganization on the class of shares you own currently and the class of shares you will receive if the Reorganization occurs.

Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)

As a result of the Reorganization, total expenses paid by Acquired Fund shareholders are expected to decline for Primary Class shares from 1.42% to 1.39% (gross) and 1.38% (net of contractual fee waivers in effect until at least December 1, 2008) and for Institutional Class shares from 0.84% to 0.63%.

For Primary Class shares, a vote FOR the Reorganization will subject the Acquired Fund shareholders to a higher 12b-1 fee but lower total expenses. Primary Class shareholders of the Acquired Fund should understand, as discussed previously, that while the total expenses paid by Class C shareholders of the Acquiring Fund are expected to be lower than the total expenses currently applicable to the Primary Class, the component of total expenses attributable to 12b-1 fees will be higher by 0.25% on an annual basis for Class C shares. The 12b-1 fees applicable to the other classes of the Acquired Fund will not differ from the current 12b-1 fees applicable to those classes, if any, when the shareholders of the Acquired Fund become shareholders of the Acquiring Fund upon consummation of the Reorganization. Those shareholders are expected to experience a decrease in total expenses. In deciding how to vote on this proposal, you should consider the effect of the proposed Reorganization on the class of shares you own currently and the class of shares you will receive if the Reorganization occurs.

COMPARISON OF FEES AND EXPENSES

The tables below (1) compare the estimated fees and expenses of each class of each Fund, as of March 31, 2006, and (2) show the estimated fees and expenses of each class of each combined Fund, on a pro forma basis, as if the Reorganizations occurred on March 31, 2006. The estimates are based on the contracts and agreements in effect as of March 31, 2006 and reflect the operating expense accrual rates on that date, which are based on each Fund’s net assets as of March 31, 2006. Accordingly, the actual fees and expenses of each class of each Fund and each combined Fund as of the Closing Date of the Reorganizations may differ from those reflected in the tables below due to changes in net assets from those at March 31, 2006.

Changes in net assets may result from purchases and redemptions of Fund shares, market appreciation or depreciation, and other factors occurring between that date and the Closing Date of the Reorganizations. As a general matter, changes (positive or negative) in any Fund’s expense ratios resulting from fluctuations in an Acquired or Acquiring Fund’s net assets will be borne by the shareholders of the Fund and the combined Fund. For information concerning the net assets of each Fund and class as of December 31, 2005, please see “Capitalization.”

For the Reorganizations involving Legg Mason Partners Capital and Income Fund, the following tables compare the fees and expenses for each combination of one, two, three or four funds approving its Reorganization with Legg Mason Partners Capital and Income Fund. For the tables that apply to Legg Mason High Yield Portfolio, see pages 55 and 56.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A		Class A	Financial Intermediary Class***		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%	None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None (a)	None		None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%	0.25%		0.25%	0.25%
Other Expenses	0.10%		0.45%		0.30%	0.66%		0.08%	0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.45	%(e)	1.15%	1.66	%(d)	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(f)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.55%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.30	%(c)	2.02%		1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@¥
	Class C		Class C		Class C	Primary Class***		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%	None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%	0.75%		1.00%	1.00%
Other Expenses	0.09%		0.47%		0.36%	0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	1.74	%(b)	2.22	%(c)	1.96%	2.05	%(d)	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		N/A	N/A		N/A	1.79	%(g)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Class O**	Institutional Class***		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%		0.00%	0.00%
Other Expenses	0.30%		0.21%	0.46%		0.01%	0.03%

Total Annual Fund Operating Expenses	1.05	%(c)	0.81%	1.21	%(d)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A		N/A	0.74	%(g)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.

**	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
***	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
@	Assumes that shareholders of each Acquired Fund approve the Reorganization into the Acquiring Fund.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes.
(c)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y, respectively. The manager may discontinue this waiver and/or reimbursement at any time.

(d)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.

(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(g)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class***	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	*
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$805	$971	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class***	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†£	$282	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class***	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class***	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	*
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class***	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$182	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class***	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Assumes conversion to Class A shares eight years after purchase.
**	Assumes conversion to Class A shares seven years after purchase.
***	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
****	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $805, $1,071, and $1,689, respectively.
Class B shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Pro Forma Combined Fund.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $566, $974, and $2,115. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.10%		0.08%		0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.06%		1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		0.75%		0.75%
Other Expenses	0.14%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Class C		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	1.00%
Other Expenses	0.09%		0.06%	0.07%

Total Annual Fund Operating Expenses	1.74	%(b)	1.79%	1.79%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	The manager has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	*
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$805	$971	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$564	$970	$2,106

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	*
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$564	$970	$2,106

*	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.45%		0.08%		0.08%

Total Annual Fund Operating Expenses	1.45	%(b)	1.06%		1.06%

	Pre-Reorganization				Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.55%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.30%		1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		(0.01)%

Net Annual Fund Operating Expenses	N/A	(b)	N/A		1.60	%(d)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Class C		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	1.00%
Other Expenses	0.47%		0.06%	0.06%

Total Annual Fund Operating Expenses	2.22	%(b)	1.79%	1.79%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Class Y		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.30%		0.01%	0.01%

Total Annual Fund Operating Expenses	1.05	%(b)	0.74%	0.74%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	*
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$807	$975	$1,763	*
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	*
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$507	$875	$1,763	*
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

*	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.

FEE TABLES AND EXPENSE EXAMPLES:

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†
	Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.30%		0.08%		0.08%

Total Annual Fund Operating Expenses	1.15%		1.06%		1.06%

	Pre-Reorganization
	Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(b)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.02%		1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		(0.01)%

Net Total Annual Fund Operating Expenses	N/A		N/A		1.60	%(d)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Capital and Income Fund Pro Forma Combined Fund*
	Class C	Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.36%	0.06%	0.07%

Total Annual Fund Operating Expenses	1.96%	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	(0.01)%

Net Total Annual Fund Operating Expenses	N/A	N/A	1.79	%(d)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Capital and Income Fund Pro Forma Combined Fund*
	Class O**	Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.21%	0.01%	0.03%

Total Annual Fund Operating Expenses	0.81%	0.74%	0.76%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	(0.02)%

Net Total Annual Fund Operating Expenses	N/A	N/A	0.74	%(d)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	*
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$807	$975	$1,763	**
Class C:
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$566	$974	$2,115
Class Y:
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	*
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$507	$875	$1,763	**
Class C:
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$566	$974	$2,115
Class Y:
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

*	Assumes conversion to Class A shares seven years after purchase.
**	Assumes conversion to Class A shares eight years after purchase.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $807, $1,075, and $1,694, respectively.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†
	Financial Intermediary Class**		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None (a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%
Other Expenses	0.66%		0.08%	0.09%

Total Annual Fund Operating Expenses	1.66	%(b)	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†¥
	Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%	1.00%
Other Expenses	0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	2.05	%(b)	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	1.79	%(c)

	Pre-Reorganization
	Legg Mason Balanced Trust*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*
	Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.46%		0.01%	0.03%

Total Annual Fund Operating Expenses	1.21	%(b)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	0.74	%(c)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
¥	Shares purchased prior to the Reorganization will continue to have no deferred sales charges.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Balanced Trust—Financial Intermediary*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class C:
Legg Mason Balanced Trust—Primary*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$566	$974	$2,115
Class Y:
Legg Mason Balanced Trust—Institutional*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class C:
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$566	$974	$2,115
Class Y:
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $566, $974, and $2,115, respectively. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.10%		0.45%		0.08%		0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.45%		1.06%		1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.55%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.30%		1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class C		Class C		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%	1.00%
Other Expenses	0.09%		0.47%		0.06%	0.07%

Total Annual Fund Operating Expenses	1.74	%(b)	2.22	%(c)	1.79%	1.79%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.30%		0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(c)	0.74%	0.74%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value approve the merger into Legg Mason Partners Capital and Income Fund.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.

(c)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.

(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	*
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$805	$971	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:
	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	*
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

*	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A		Class A		Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.75%		5.00%		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None	(a)	None	(a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.10%		0.30%		0.08%		0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.15%		1.06%		1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(d)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.02%		1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class C		Class C	Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	1.00%	1.00%
Other Expenses	0.09%		0.36%	0.06%	0.07%

Total Annual Fund Operating Expenses	1.74	%(b)	1.96%	1.79%	1.79%

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class O**	Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.21%	0.01%	0.03%

Total Annual Fund Operating Expenses	0.81%	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A	N/A	0.74	%(e)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund and Salomon Brothers Balanced Fund approve the Reorganization into Legg Mason Partners Capital and Income Fund.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(e)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.74% until April 30, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	*
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$805	$971	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$564	$970	$2,106
Class Y:
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	*
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$564	$970	$2,106
Class Y:
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Assumes conversion to Class A shares eight years after purchase.
**	Assumes conversion to Class A shares seven years after purchase.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $805, $1,071, and $1,689, respectively.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Financial Intermediary Class**	Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		None	5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%	0.25%
Other Expenses	0.10%		0.66%	0.08%	0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.66%	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Capital and Income Trust*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		0.75%		0.75%
Other Expenses	0.14%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@¥
	Class C		Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		1.00%	1.00%
Other Expenses	0.09%		0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	1.74	%(b)	2.05	%(c)	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		N/A	1.79	%(e)

	Pre-Reorganization
	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.46%		0.01%	0.03%

Total Annual Fund Operating Expenses	1.21	%(c)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	0.74	%(e)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	Management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING	THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$805	$971	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$566	$974	$2,115
Class Y:
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING	THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$566	$974	$2,115
Class Y:
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $566, $974, and $2,115, respectively. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A	Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.75%	5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None (a)	None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%	0.25%
Other Expenses	0.45%		0.30%	0.08%	0.08%

Total Annual Fund Operating Expenses	1.45	%(b)	1.15%	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(d)	5.00	%(c)	5.00	%(c)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		0.75%		0.75%
Other Expenses	0.55%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.30	%(b)	2.02%		1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		N/A		1.60	%(e)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class C		Class C	Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	1.00%	1.00%
Other Expenses	0.47%		0.36%	0.06%	0.07%

Total Annual Fund Operating Expenses	2.22	%(b)	1.96%	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A	1.79	%(e)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Class O**	Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%
Other Expenses	0.30%		0.21%	0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(b)	0.81%	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A	0.74	%(e)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value and Salomon Brothers Balanced Fund approve the Reorganization into Legg Mason Partners Capital and Income Fund.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(d)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(e)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% for Class B shares, 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING	THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	*
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$807	$975	$1,763	*
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING	THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	*
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund#	$163	$507	$875	$1,763	*
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Assumes conversion to Class A shares eight years after purchase.
**	Assumes conversion to Class A shares seven years after purchase.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $807, $1,075, and $1,694, respectively.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Financial Intermediary Class**	Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		None	5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%	0.25%
Other Expenses	0.45%		0.66%	0.08%	0.08%

Total Annual Fund Operating Expenses	1.45	%(b)	1.66%	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.55%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.30	%(b)	1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		1.60	%(e)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@¥
	Class C		Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		1.00%	1.00%
Other Expenses	0.47%		0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	2.22	%(b)	2.05	%(c)	1.79%	1.81%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A	(0.02)%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A	1.79	%(e)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%		0.00%	0.00%
Other Expenses	0.30%		0.46%		0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(b)	1.21	%(c)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A	(0.01)%

Net Total Annual Fund Operating Expenses	N/A		N/A		N/A	0.74	%(e)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value that went into effect October 1, 2005 and for Legg Mason Partners Capital and Income Fund that went into effect December 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% for Class B shares, 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$807	$975	$1,763	**
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$568	$979	$2,125
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING	THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$507	$875	$1,763	**
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$568	$979	$2,125
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Financial Intermediary, Primary and Institutional shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $568, $979, and $2,125. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A	Financial Intermediary Class**		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None (a)	None		None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		0.25%	0.25%
Other Expenses	0.30%	0.66%		0.08%	0.08%

Total Annual Fund Operating Expenses	1.15%	1.66	%(b)	1.06%	1.06%

	Pre-Reorganization
	Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(c)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		0.75%		0.75%
Other Expenses	0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.02%		1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		1.60	%(e)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@¥
	Class C	Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%	None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%	0.75%		1.00%	1.00%
Other Expenses	0.36%	0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	1.96%	2.05	%(b)	1.79%	1.81%

Fee Waiver and/or Expense Reimbursement	N/A	N/A		N/A	(0.02)%

Net Annual Fund Operating Expenses	N/A	N/A		N/A	1.79	%(e)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class O***	Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.21%	0.46%		0.01%	0.03%

Total Annual Fund Operating Expenses	0.81%	1.21	%(b)	0.74%	0.76%

Fee Waiver and/or Expense Reimbursement	N/A	N/A		N/A	(0.02)%

Net Annual Fund Operating Expenses	N/A	N/A		N/A	0.74	%(e)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Salomon Brothers Balanced Fund and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% for Class B shares, 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	***
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$807	$975	$1,763	***
Class C:
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$568	$979	$2,125
Class Y:
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$76	$241	$421	$942

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	***
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$507	$875	$1,763	***
Class C:
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$568	$979	$2,125
Class Y:
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$241	$421	$942

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares seven years after purchase.
***	Assumes conversion to Class A shares eight years after purchase.
****	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $807, $1,075, and $1,694, respectively. Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization, including a maximum deferred sales charge of 5.00%.
Class B shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $568, $979, and $2,125, respectively. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A		Class A	Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		5.75%	5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None (a)	None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%	0.25%	0.25%
Other Expenses	0.10%		0.45%		0.30%	0.08%	0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.45	%(c)	1.15%	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(d)	5.00	%(e)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.55%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.30	%(c)	2.02%		1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class C		Class C		Class C	Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.60%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%	1.00%	1.00%
Other Expenses	0.09%		0.47%		0.36%	0.06%	0.07%

Total Annual Fund Operating Expenses	1.74	%(b)	2.22	%(c)	1.96%	1.79%	1.79%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Class O**	Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%	0.00%
Other Expenses	0.30%		0.21%	0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(c)	0.81%	0.74%	0.74%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value and Salomon Brothers Balanced Fund approve the Reorganization into Legg Mason Partners Capital and Income Fund.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	*
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$805	$971	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$282	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income FundPro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	*
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	*
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	*
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	*
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$564	$970	$2,106
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O***	$83	$259	$450	$1,003
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

*	Assumes conversion to Class A shares eight years after purchase.
**	Assumes conversion to Class A shares seven years after purchase.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $805, $1,071, and $1,689, respectively.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A		Financial Intermediary Class**		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.00%		None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None	(a)	None		None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%	0.25%
Other Expenses	0.10%		0.45%		0.66%		0.08%	0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.45	%(c)	1.66	%(d)	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(e)	5.00	%(e)	5.00	%(e)	5.00	%(e)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.55%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.30	%(c)	1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@¥
	Class C		Class C		Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%		None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.75%		0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		0.75%		1.00%	1.00%
Other Expenses	0.09%		0.47%		0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	1.74	%(b)	2.22	%(c)	2.05	%(d)	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		N/A		N/A	1.79	%(f)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%		0.00%	0.00%
Other Expenses	0.30%		0.46%		0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(c)	1.21	%(d)	0.74%	0.74%

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(e)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(f)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.79% until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	**
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	**
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$663	$805	$971	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†£	$282	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	**
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	**
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$182	$566	$974	$2,115
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$237	$412	$919

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares eight years after purchase.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $566, $974, and $2,115. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A	Financial Intermediary Class**		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.75%	None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None (a)	None		None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%		0.25%	0.25%
Other Expenses	0.10%		0.30%	0.66%		0.08%	0.09%

Total Annual Fund Operating Expenses	1.00	%(b)	1.15%	1.66	%(c)	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(e)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%		0.73%		0.72%
Distribution and/or Service (12b-1) Fees	0.75%		1.00%		0.75%		0.75%
Other Expenses	0.14%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	1.54	%(b)	2.02%		1.60%		1.60%

	Pre-Reorganization
	Legg Mason Partners Dividend and Income Fund*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@¥
	Class C		Class C	Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%		0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	0.75%		1.00%	1.00%
Other Expenses	0.09%		0.36%	0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	1.74	%(b)	1.96%	2.05	%(c)	1.79%	1.80%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A		N/A	1.79	%(f)

	Pre-Reorganization
	Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class O***	Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.75%		0.73%	0.72%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%		0.00%	0.00%
Other Expenses	0.21%	0.46%		0.01%	0.03%

Total Annual Fund Operating Expenses	0.81%	1.21	%(c)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A	N/A		N/A	0.74	%(f)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund and Legg Mason Partners Capital and Income Fund that went into effect December 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund, and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 0.90% for Class A and waive similar amounts for all other classes. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(f)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING	THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$657	$787	$939	$1,689	**
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	***
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$805	$971	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$277	$549	$945	$2,053
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$566	$974	$2,115
Class Y:
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING	THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Dividend and Income Fund	$597	$803	$1,025	$1,665
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Dividend and Income Fund	$157	$487	$839	$1,689	**
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	***
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$505	$871	$1,756	**
Class C:
Legg Mason Partners Dividend and Income Fund	$177	$549	$945	$2,053
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$566	$974	$2,115
Class Y:
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares eight years after purchase.
***	Assumes conversion to Class A shares seven years after purchase.
****	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $805, $1,071, and $1,689, respectively.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges.
For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $566, $974, and $2,115, respectively.
Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value Fund (Acquired Fund)

Salomon Brothers Balanced Fund (Acquired Fund)

Legg Mason Balanced Trust (Acquired Fund)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†@
	Class A		Class A	Financial Intermediary Class**		Class A	Class A
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.00%		5.75%	None		5.00%	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	(a)	None (a)	None		None (a)	None (a)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%	0.25%		0.25%	0.25%
Other Expenses	0.45%		0.30%	0.66%		0.08%	0.08%

Total Annual Fund Operating Expenses	1.45	%(b)	1.15%	1.66	%(c)	1.06%	1.06%

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*		Legg Mason Partners Capital and Income Fund*		Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*†#@
	Class B		Class B		Class B		Class B
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	5.00	%(d)	5.00	%(e)	5.00	%(d)	5.00	%(d)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%		0.73%		0.73%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		0.75%		0.75%
Other Expenses	0.55%		0.42%		0.12%		0.13%

Total Annual Fund Operating Expenses	2.30	%(b)	2.02%		1.60%		1.61%

Fee Waiver and/or Expense Reimbursement	N/A		N/A		N/A		(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A		N/A		1.60	%(f)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund	Legg Mason Balanced Trust*		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@¥
	Class C		Class C	Primary Class**		Class C	Class C
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	1.00%		1.00%	None		1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%	0.75%		1.00%	1.00%
Other Expenses	0.47%		0.36%	0.55%		0.06%	0.08%

Total Annual Fund Operating Expenses	2.22	%(b)	1.96%	2.05	%(c)	1.79%	1.81%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A		N/A	(0.02)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A		N/A	1.79	%(f)

	Pre-Reorganization
	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value*		Salomon Brothers Balanced Fund*	Legg Mason Balanced Trust		Legg Mason Partners Capital and Income Fund*	Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund*@
	Class Y		Class O***	Institutional Class**		Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.60%	0.75%		0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%	0.00%		0.00%	0.00%
Other Expenses	0.30%		0.21%	0.46%		0.01%	0.02%

Total Annual Fund Operating Expenses	1.05	%(b)	0.81%	1.21	%(c)	0.74%	0.75%

Fee Waiver and/or Expense Reimbursement	N/A		N/A	N/A		N/A	(0.01)%

Net Annual Fund Operating Expenses	N/A		N/A	N/A		N/A	0.74	%(f)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006, and the impact of new investment management fees for Legg Mason Partners Capital and Income Fund that went into effect October 1, 2005.
**	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
***	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Assumes that shareholders of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund, and Legg Mason Balanced Trust approve the Reorganization into Legg Mason Partners Capital and Income Fund.
#	Class B shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
¥	Shares purchased prior to the Reorganization will continue to have the deferred sales charges that were in effect prior to the Reorganization.
(a)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of up to 1.00%.
(b)	Management has agreed to voluntarily cap expenses at 1.40%, 2.15%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has agreed to voluntarily cap expenses at 1.35%, 1.85% and 1.10% for Financial Intermediary, Primary and Institutional Class shares, respectively. The manager may discontinue this waiver and/or reimbursement at any time.
(d)	The deferred sales charge on Class B shares declines by 1.00% per year until no deferred sales charge is incurred.
(e)	The deferred sales charge on Class B shares is reduced over time until no deferred sales charges is incurred after six years.
(f)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.60% for Class B shares, 1.79% for Class C shares and 0.74% for Class Y shares until May 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$733	$1,018	$1,330	$2,423	**
Salomon Brothers Balanced Fund	$705	$933	$1,288	$2,019	***
Legg Mason Partners Capital and Income Fund	$663	$805	$971	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†@	$663	$807	$975	$1,763	**
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$325	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$299	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$282	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund£	$282	$568	$979	$2,125
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$640	$935	$1,252	$2,148
Salomon Brothers Balanced Fund	$685	$919	$1,171	$1,891
Legg Mason Balanced Trust—Financial Intermediary Class*	$169	$523	$901	$1,965
Legg Mason Partners Capital and Income Fund	$603	$821	$1,056	$1,730
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund†	$677	$893	$1,126	$1,795
Class B:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$233	$718	$1,230	$2,423	**
Salomon Brothers Balanced Fund	$205	$633	$1,088	$2,019	***
Legg Mason Partners Capital and Income Fund	$163	$505	$871	$1,756	**
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$163	$507	$875	$1,763	**
Class C:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$225	$694	$1,189	$2,553
Salomon Brothers Balanced Fund	$199	$615	$1,057	$2,285
Legg Mason Balanced Trust—Primary Class*	$208	$642	$1,103	$2,379
Legg Mason Partners Capital and Income Fund	$182	$564	$970	$2,106
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$182	$568	$979	$2,125
Class Y:
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	$107	$334	$579	$1,282
Salomon Brothers Balanced Fund—Class O****	$83	$259	$450	$1,003
Legg Mason Balanced Trust—Institutional Class*	$123	$384	$665	$1,465
Legg Mason Partners Capital and Income Fund	$76	$237	$412	$919
Legg Mason Partners Capital and Income Fund Pro Forma Combined Fund	$76	$239	$416	$929

*	Financial Intermediary, Primary and Institutional Class shares of Legg Mason Balanced Trust will be exchanged for Class A, Class C and Class Y shares, respectively, of the Pro Forma Combined Fund.
**	Assumes conversion to Class A shares eight years after purchase.
***	Assumes conversion to Class A shares seven years after purchase.
****	Class O shares of Salomon Brothers Balanced Fund will be exchanged for Class Y shares of the Pro Forma Combined Fund.
†	Assumes the implementation of new sales charge structure to be effective before the Closing Date of the Reorganization.
@	Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $663, $807, $1,075, and $1,694, respectively. Class B shares received by shareholders of Salomon Brothers Balanced Fund in the Reorganization will continue to have the deferred sales charges that were in effect before the Reorganization, including a maximum deferred sales charge of 5.00%.
Class B shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.
£	Class C shares received by shareholders of Legg Mason Balanced Trust in the Reorganization will continue to have no deferred sales charges.
For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $182, $568, $979, and $2,125.
Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason High Yield Portfolio (Acquired Fund)

Legg Mason Partners High Income Fund (Acquiring Fund)

	Pre-Reorganization		Legg Mason Partners High Income Fund Pro Forma Combined Fund		Pre-Reorganization		Legg Mason Partners High Income Fund Pro Forma Combined Fund
	Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund*¥			Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund*
	Primary**	Class C	Class C		Institutional***	Class Y	Class Y
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	1.00%	1.00%		None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%	0.60%	0.60%		0.65%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.50%	0.70%	0.70%		0.00%	0.00%	0.00%
Other Expenses	0.27%	0.08%	0.09%		0.19%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.42%	1.38%	1.39%		0.84%	0.63%	0.63%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	-0.01%		N/A	N/A	N/A

Net Annual Fund Operating Expenses	N/A	N/A	1.38	%(a)	N/A	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
¥	Shares purchased prior to the reorganization will continue to have the deferred sales charges that were in effect prior to the reorganization.
**	Primary Class shares of Legg Mason High Yield Portfolio will be exchanged for Class C shares of the Pro Forma Combined Fund.
***	Institutional Class shares of Legg Mason High Yield Portfolio will be exchanged for Class Y shares of the Pro Forma Combined Fund.
(a)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% until December 1, 2008.

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason High Yield Portfolio—Primary*	$145	$450	$777	$1,703
Legg Mason Partners High Income Fund	$240	$437	$755	$1,657
Legg Mason Partners High Income Fund Pro Forma Combined Fund£	$240	$439	$759	$1,667
Class Y:
Legg Mason High Yield Portfolio—Institutional**	$86	$268	$466	$1,038
Legg Mason Partners High Income Fund	$64	$201	$350	$786
Legg Mason Partners High Income Fund Pro Forma Combined Fund	$64	$201	$350	$786

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:
	1 Year	3 Years	5 Years	10 Years
Class C:
Legg Mason High Yield Portfolio—Primary*	$145	$450	$777	$1,703
Legg Mason Partners High Income Fund	$140	$437	$755	$1,657
Legg Mason Partners High Income Fund Pro Forma Combined Fund	$140	$439	$759	$1,667
Class Y:
Legg Mason High Yield Portfolio—Institutional**	$86	$268	$466	$1,038
Legg Mason Partners High Income Fund	$64	$201	$350	$786
Legg Mason Partners High Income Fund Pro Forma Combined Fund	$64	$201	$350	$786

*	Primary Class shares of Legg Mason High Yield Portfolio will be exchanged for Class C shares of the Pro Forma Combined Fund.
**	Institutional Class shares of Legg Mason High Yield Portfolio will be exchanged for Class Y shares of the Pro Forma Combined Fund.
£	Class C shares received by shareholders of Legg Mason High Yield Portfolio in the Reorganization will continue to have no deferred sales charges. For shares received in the Reorganization, the 1 year, 3 year, 5 year and 10 year expenses are $140, $439, $759, and $1,667, respectively. Class C shares purchased following the Reorganization will be subject to the deferred sales charge schedule for the Combined Fund.

Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures: Legg Mason Partners and Salomon Brothers Funds*

No sales loads or deferred sales charges will be incurred by Acquired Fund shareholders as a result of any Reorganization.

The Boards of the Legg Mason Partners Funds have approved changes to the share class pricing structure that are expected to become effective before the Closing Date of the Reorganizations and, therefore, will be applicable to the Acquiring Funds both before and after the Reorganizations. The changes applicable to the Acquiring Funds are as follows:

Class A Shares. Each Legg Mason Partners Fund will have the same sales load schedule. Under the new pricing structure:

•	For the Legg Mason Partners equity funds, the sales load schedule applicable to purchases of Class A shares will increase for purchases of less than $250,000 and decrease for purchases between $250,000 and $500,000 and between $750,000 and $1 million and remain the same for purchases between $500,000 and $750,000.

•	For the Legg Mason Partners fixed income funds, the sales load schedule will decrease for purchases below $25,000 and increase for all other purchase amounts; purchases ranging between $500,000 and $1 million that were previously not subject to a sales load will now be charged a sales load of 2.00% (between $500,000 and $750,000) or 1.50% (between $750,000 and $1 million).

*	For comparisons of sales loads, distribution and shareholder servicing arrangements and purchase, redemption and exchange policies and procedures of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio, please see page 57.

The changes in the sales load schedules will apply only to new purchases (i.e., additional purchases by existing shareholders as well as new purchases by new investors). Where sales loads are decreasing, no discounts for previously purchased shares will be given. In addition, Class A shares generally will be available only to retail accounts, and not to retirement plan investors with omnibus accounts. Existing retirement plan accounts holding Class A shares will be grandfathered and exempt from these new requirements.

Class B Shares. Each Legg Mason Partners Fund will have the same deferred sales charge schedule. However, Class B shares issued by Acquiring Funds to Class B shareholders of Salomon Brothers Funds will retain the Class B deferred sales charge schedule as in effect prior to the Reorganization.

Class C Shares. There will be no changes to the pricing structure of Class C shares of the Funds for retail investors. However, Class C shares offered to employee benefit plans having omnibus accounts will no longer be subject to a deferred sales charge if shares are redeemed in the first year after purchase.

Class Y Shares. The designation for Class Y shares will be changed to Institutional Class and new eligibility and minimum investment criteria will be adopted. Existing Class Y shareholders of both Acquired and Acquiring Funds will be grandfathered and exempt from these new requirements.

Distribution arrangements for the Funds are substantially similar with respect to purchases, redemptions and exchanges. Please see Appendix B for additional information.

More information about the sales load, distribution and shareholder servicing arrangements of Class A, Class B, Class C and Class Y shares of the Acquiring Funds following the Reorganizations and the procedures for making purchases, redemptions and exchanges of these classes of shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in Appendix B to this Proxy Statement/Prospectus.

Comparison of Sales Loads, Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio

No sales loads or deferred sales charges will be incurred by Acquired Fund shareholders as a result of any Reorganization.

Purchases of Class A shares and Class C shares by Legg Mason Fund shareholders (other than through dividend reinvestment) after the Reorganizations will be subject to the sales loads applicable to Legg Mason Partners Funds. In addition, the exchange privileges the Legg Mason Fund shareholders currently have with the other Legg Mason Funds will be eliminated and replaced with new exchange privileges with the Legg Mason Partners Funds (which include different funds that until recently were in different fund families).

More information about the sales load, distribution and shareholder servicing arrangements for Class A, Class C and Class Y shares of the Acquiring Funds and the procedures for making purchases, redemptions and exchanges of these classes of shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares; Other Shareholder Information” in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL

RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each Acquired Fund with its corresponding Acquiring Fund is based upon the disclosure appearing in the prospectuses (as supplemented) of the Funds under the captions “Investments, Risks and Performance” (for the Legg Mason Partners Funds), “Principal Risks” (for the Legg Mason Funds) or “Fund goals, strategies and risks” (for the Salomon Brothers Funds) and “More about the fund’s investments” (for the Legg Mason Partners Funds) or “More on the funds investments and related risks” (for the Salomon Brothers Funds) or “Investment Objectives and Policies” (for the Legg Mason Funds). The prospectuses (each of which has been supplemented from time to time) are dated as follows:

Fund	Prospectus Dated
Acquired Funds
Legg Mason Partners Dividend and Income Fund	November 28, 2005
Salomon Brothers Balanced Fund	May 1, 2006
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 28, 2006
Legg Mason Balanced Trust	August 1, 2006
Legg Mason High Yield Portfolio	May 1, 2006

Acquiring Funds
Legg Mason Partners Capital and Income Fund	May 1, 2006
Legg Mason Partners High Income Fund	November 28, 2005

Additional information about each Fund’s investment objectives and principal investment strategies may also be found in Appendix C to this Proxy Statement/Prospectus.

Comparison of Investment Objectives, Strategies and Principal Risks: Legg Mason Partners and Salomon Brothers Funds*

Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

There are no material differences between the investment objectives of the Funds; Legg Mason Partners Capital and Income Fund emphasizes total return (that is, a combination of income and long-term capital appreciation) while Legg Mason Partners Dividend and Income Fund emphasizes current income and long-term capital appreciation. However, the Acquiring Fund’s investment objective is a fundamental policy while the Acquired Fund’s is not. As a result, the Acquiring Fund may change its investment objectives only with shareholder approval.

Legg Mason Partners Dividend and Income Fund specifies a target 60/40 equity/debt mix, a 50%-70% equity investment range and a 30%-50% debt investment range, while Legg Mason Partners Capital and Income Fund has no specified targets. Legg Mason Partners Dividend and Income Fund specifies that 80% of its equities must be dividend-paying securities, while Legg Mason Partners Capital and Income Fund does not have that restriction. Legg Mason Partners Dividend and Income Fund has a 25% cap on “junk” bonds, while there is no limit on the percentage that Legg Mason Partners Capital and Income Fund may invest in “junk” bonds. Legg Mason Partners Dividend and Income Fund has an

*	For comparisons of the investment objectives, strategies and principal risks of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio, please see pages 80 to 95.

average portfolio maturity for its fixed income portion of between five and 15 years, while Legg Mason Partners Capital and Income Fund has no stated maturity policy. Unlike Legg Mason Partners Capital and Income Fund, Legg Mason Partners Dividend and Income Fund may engage in forward roll transactions.

The Funds’ principal investment strategies are substantially similar, except that Legg Mason Partners Dividend and Income Fund focuses on dividend-paying, blue chip companies while Legg Mason Partners Capital and Income Fund invests in a broader range of stocks.

Risk Factors

Because the Funds have very similar investment objectives and primary investment strategies, many of the principal risks of investing in the Funds are substantially the same. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, the financial condition of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following summarizes the principal risks of investing in the Funds:

Market Risk

Each Fund invests in equity securities and is therefore subject to stock market declines, which reduces the value of each Fund’s equity portfolio.

Issuer Risk

Each Fund is subject to the risk that companies in which the Funds invest fail to meet earnings expectations, fall out of favor with investors, or other events depress their stock prices.

Manager Risk

Each Fund is subject to the risk that the manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

Fixed Income Securities Risk and Interest Rate Risk

Each Fund invests in fixed income securities, thus are subject to the following risks: (i) interest rates increase, causing the prices of debt securities to decline, thereby reducing the value of a Fund’s fixed income portfolio; and (ii) the issuer of a security owned by a Fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. Each Fund may invest in below investment grade securities (commonly known as “junk bonds”), which are speculative securities where the issuers may have diminished capacity to pay principal and interest. Such securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of below investment grade securities to make principal and interest payments.

In addition to the risks described in the paragraph above, the following fixed income risks were disclosed in the Acquired Fund’s prospectus: (i) interest rates decline, and the issuers of fixed income securities held by the Acquired Fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the Acquired Fund to reinvest in lower yielding securities—this is known as prepayment or call risk; and (ii) interest rates rise above the coupon rate on one or more fixed income securities held by the Acquired Fund, and issuers of these securities extend the effective maturity date, causing increased price sensitivity—this is known as extension risk.

Derivatives Risk

Each Fund may use derivative contracts in managing the Fund. Derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Each Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Defensive Investing Risk

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument, short-term debt security or cash. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Foreign Securities Risk (Legg Mason Partners Capital and Income Fund only)

The Acquiring Fund may invest in securities of foreign issuers, thus subjecting it to additional risks. The Acquiring Fund’s prospectus discloses that prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses of the Acquiring Fund.

Risk Associated with Forward Roll Transactions (Legg Mason Partners Dividend and Income Fund only)

The Acquired Fund may engage in forward roll transactions, in which the Acquired Fund sells a mortgage security while simultaneously agreeing to repurchase a similar security from the same party at a fixed price. The Acquired Fund discloses in its prospectus that it is subject to the risk that the market value may decline below the repurchase price or that the other party will default.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination of, or the reclassification as non-fundamental, all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison Between Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Fund is managed.

The following table lists the (1) the current fundamental investment restrictions for the Acquired Fund, (2) current fundamental investment restrictions for the Acquiring Fund and (3) proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Dividend and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Diversification:	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

No fundamental restriction.

If shareholders of the Acquiring Fund approve this proposal, the Fund’s current fundamental policy requiring diversification will be eliminated. Despite this change, the Fund’s status as a diversified fund will continue to be changeable only with the approval of the Fund’s shareholders.

Borrowing:	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Subject	Legg Mason Partners Dividend and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Underwriting:	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to underwrite the securities of others.

Lending:	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that generally depends on current interest rates. The SEC frequently treats repurchase agreements as loans.)

Senior Securities:	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior securities are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Legg Mason Partners Dividend and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Real Estate:	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid).

Commodities:	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase (certain commodities (especially physical commodities) may be considered to be illiquid).

Subject	Legg Mason Partners Dividend and Income Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion

Concentration:	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund is prohibited from purchasing securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or selling any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.	No restriction.

No restriction.

The 1940 Act does not require that a fund have a fundamental policy relating to purchasing securities on margin. Margin purchases involve borrowing money from a broker to purchase securities. The risks associated with purchasing securities on margin are generally similar to those of borrowing money.

	No restriction.	The Fund’s investment objective is “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund may only borrow, make loans or purchase or sell real estate or commodities under certain enumerated circumstances. The proposed restrictions would allow the Fund to undertake such transactions to the maximum extent permissible under the 1940 Act or pursuant to specific SEC guidance.

•	The Acquired Fund must retain its “diversified” status under the 1940 Act; the proposed restrictions would remove this requirement. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

•	The Acquired Fund may not purchase securities on margin or engage in naked short sales; the proposed restrictions would remove this requirement.

The actual investment practices of the Acquired Fund are not expected to change as a result of the revised policies. However, these practices could change in the future (for example, the Acquired Fund may be able to take advantage of a change in law or an interpretation thereof under the proposed investment restrictions that it could not take advantage of under the current investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Current Fundamental Investment Restrictions

The following are the primary differences between the two Funds with respect to their fundamental investment restrictions, assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions:

•	The Acquired Fund must retain its “diversified” status under the 1940 Act, while the Acquiring Fund has no such requirement. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

•	The Acquired Fund may not purchase securities on margin or engage in naked short sales, while the Acquiring Fund has no such restrictions.

•	The Acquiring Fund’s investment objective is “fundamental” while the Acquired Fund’s investment objective is not, which means that its Board could change its investment objective without shareholder approval.

Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

Salomon Brothers Balanced Fund’s primary investment objective is to seek to obtain above-average income (compared to a portfolio invested in equity securities) and its secondary objective is to take advantage of opportunities for growth of capital and income. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund’s emphasis is on income. The Acquiring Fund’s investment objective is a fundamental policy while the Acquired Fund’s is not. As a result, the Acquiring Fund may change its investment objectives only with shareholder approval.

Salomon Brothers Balanced Fund specifies a 40% target for equity investment and a 20% cap on junk bonds and foreign issuers, while Legg Mason Partners Capital and Income Fund has no such limits.

The Funds’ principal investment strategies are substantially similar.

Risk Factors

Because the Funds have very similar investment objectives and primary investment strategies, many of the principal risks of investing in the Funds are substantially the same. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following summarizes the principal risks of investing in the Funds:

Market Risk

Each Fund invests in equity securities and thus may be subject to stock market declines.

Issuer Risk

Each Fund is subject to the risk that companies in which the Funds invest may experience an adverse event such as failing to meet earnings expectations, or fall out of favor with investors, or other events that may depress their stock prices.

Manager Risk

Each Fund is subject to the risk that the manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

Style Risk (Salomon Brothers Balanced Fund only)

The Acquired Fund may invest in companies with large market capitalizations. The Acquired Fund discloses in its prospectus that it is subject to the risk that large capitalization stocks fall out of favor with investors.

Fixed Income Securities Risk and Interest Rate Risk

Each Fund invests in fixed income securities, thus are subject to the following risks: (i) interest rates increase, causing the prices of debt securities to decline, thereby reducing the value of a Fund’s fixed income portfolio; and (ii) the issuer of a security owned by a Fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. Each Fund may invest in below investment grade securities (commonly known as “junk bonds”) which are speculative securities where the issuers may have diminished capacity to pay principal and interest. Such securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of below investment grade securities to make principal and interest payments.

In addition to the risks described in the paragraph above, the following fixed income risks are disclosed in the Acquired Fund’s prospectus: (i) during periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the Fund to reinvest in lower yielding securities—this is known as call or prepayment risk; (ii) during periods of rising interest rates, the average life of certain types of securities is extended because of slower than expected principal payments, which may lock in a below market interest rate, increase the security’s duration and reduce the value of the security—this is known as extension risk; and (iii) the Acquired Fund’s income could be reduced if interest rates or dividend yields decline.

Risks Associated with Mortgage-Backed and Asset-Backed Securities (Salomon Brothers Balanced Fund only)

The Acquired Fund may invest in mortgage-backed and asset-backed securities. The Acquired Fund’s prospectus discloses that it is subject to the following risks: (i) the value of mortgage-backed and asset-backed securities may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates; (ii) interest-only and principal-only mortgage-backed securities are especially sensitive to interest rate changes, which may affect not only their prices but may also change the prepayment assumptions about those investments and income flows the Acquired Fund receives from them; (iii) for mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements; and (iv) mortgage derivatives can also become illiquid and hard to value in declining markets.

Risks Associated with Mortgage Rolls (Salomon Brothers Balanced Fund only)

The Acquired Fund may enter into mortgage dollar roll transactions, where the Acquired Fund sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The Acquired Fund discloses in its prospectus that the Fund loses the right to receive interest and principal payments on the security it sold. In addition, the Acquired Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

Risks Associated with Sovereign Government and Supranational Debt (Salomon Brothers Balanced Fund only)

The Acquired Fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. The Acquired Fund discloses in its prospectus that if invested in such securities, the Acquired Fund is subject to many of the risks associated with foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Acquired Fund may be unable to enforce its rights against the issuers.

Foreign Securities Risks

The Acquiring Fund may invest in securities of foreign issuers, while the Acquired Fund may invest directly in foreign securities or invest in depositary receipts, including emerging market issuers. Each Fund is subject to the risk that prices of foreign securities may decline because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses in a Fund.

In addition to the risks described in the paragraph above, the following is disclosed in the Acquired Fund’s prospectus regarding foreign securities risks. Investing in foreign issuers, including emerging market issuers, may involve additional risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger, more developed countries. These risks are more pronounced to the extent the Fund invests in issuers in countries with emerging markets or if the Fund invests significantly in one country. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. These risks may include: (i) many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets; thus, in a changing market, the manager may not be able to sell the Acquired Fund’s portfolio securities in amounts and at prices the manager considers reasonable, or the Acquired Fund may have difficulty determining the fair value of its securities; and (ii) the economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.

Derivatives Risks

Each Fund may use derivative contracts in managing the Fund. Derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Each Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Defensive Investing Risk

Each Fund may temporarily depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument, short-term debt security or cash. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Risks Associated with Borrowing (Salomon Brothers Balanced Fund only)

The Acquired Fund may borrow in certain limited circumstances. The Acquired Fund discloses in its prospectus that certain borrowings may create an opportunity for increased return, but, at the same time, create special risks. For example, borrowing may exaggerate changes in the net asset value of the Acquired Fund’s shares and in the return on the Acquired Fund’s portfolio. The Acquired Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be an Acquired Fund expense and will reduce the value of the Acquired Fund’s shares.

Portfolio Turnover Risk (Salomon Brothers Balanced Fund only)

The Acquired Fund may engage in active and frequent trading to achieve its principal investment objectives. The Acquired Fund discloses in its prospectus that this may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which include not only brokerage commissions and market spreads, but market impact costs and opportunity costs, and may be substantial.

Transaction costs are not included in the Acquired Fund’s annual operating expenses shown in the Fund’s fee table in this Proxy Statement / Prospectus but do detract from the Fund’s performance.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination of, or the reclassification as non-fundamental, all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fundamental Investment Restrictions

If shareholders of a Fund approve the new fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Adoption of the new policies will have no material effect on the manner in which the Fund is managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund and Acquiring Fund, but in a separate proxy statement. If (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Salomon Brothers Balanced Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Diversification:	The Fund may not purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund’s total assets to be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this restriction and provided that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund. For purposes of this investment limitation, both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

No fundamental restriction.

If shareholders of the Acquiring Fund approve this proposal, the Fund’s current fundamental policy requiring diversification will be eliminated. Despite this change, the Fund’s status as a diversified fund will continue to be changeable only with the approval of the Fund’s shareholders.

Subject	Salomon Brothers Balanced Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Borrowing:	The Fund may not borrow money (including entering into reverse repurchase agreements), except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the Fund at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings. The Fund will not purchase additional securities at any time its borrowings exceed 5% of total assets, provided, however, that the Fund may increase its interest in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund while such borrowings are outstanding.	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to underwrite the securities of others.

Subject	Salomon Brothers Balanced Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Lending:	The Fund may not make loans, except that (a) the Fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) the Fund may enter into repurchase agreements with respect to portfolio securities, subject to applicable limitations of its investment policies, (c) the Fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans.	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that generally depends on current interest rates. The SEC frequently treats repurchase agreements as loans.)

Senior Securities:	The Fund may not issue any senior security except as permitted by the 1940 Act.	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Subject	Salomon Brothers Balanced Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Real Estate:	The Fund may not purchase or sell real estate, although the Fund may purchase and sell securities of companies which deal in real estate, may purchase and sell marketable securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities.	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid).

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may engage in hedging and derivative transactions to the extent permitted by its investment policies as stated in its Prospectus and its SAI.	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase (certain commodities (especially physical commodities) may be considered to be illiquid).

Subject	Salomon Brothers Balanced Fund (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Concentration:	The Fund may not invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund), provided, however, that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund. For purposes of the investment limitation, both the borrower of a Loan and the Lender selling a Participation will be considered an “issuer.”	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund may not purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.	No restriction.	No restriction.

	No restriction.	The Fund’s investment objective is “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following represents the only material difference between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund may only borrow, make loans, underwrite securities or purchase or sell real estate or commodities under certain enumerated circumstances. The proposed restrictions would allow the Fund to undertake such transactions to the maximum extent permissible under the 1940 Act or pursuant to specific SEC guidance.

The actual investment practices of the Acquired Fund are not expected to change as a result of the revised policies. However, these practices could change in the future (for example, the Acquired Fund may be able to take advantage of a change in law or an interpretation thereof under the proposed investment restrictions that it could not take advantage of under the current investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

The following are the primary differences between the two Funds with respect to their fundamental investment restrictions, assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions:

•	Both Funds are restricted from borrowing, but the Acquired Fund specifies a 10% cap (as a percentage of total Fund assets) on borrowing and an automatic freeze on additional purchases of securities when the Fund’s borrowing exceeds 5% of total assets.

•	Both Funds are restricted from purchasing or selling commodities, except that the Acquiring Fund may invest in gold bullion and coins or receipts for gold.

The Acquiring Fund’s investment objective is a fundamental policy while the Acquired Fund’s is not, which means that the Board of the Acquiring Fund could change its investment objective without shareholder approval.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

The investment objective of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value is balanced between long-term growth of capital and principal preservation. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund also emphasizes principal preservation.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has targeted allocations of 70% to equity (35% each to growth and value) and 30% to fixed income securities, with a minimum of 25% in government securities, while Legg Mason Partners Capital and Income Fund does not target a specific asset allocation. The Fixed Income segment—Government Securities Management of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has a targeted maturity policy, while Legg Mason Partners Capital and Income Fund does not have a specific maturity policy for fixed income securities. Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value may buy foreign securities only in the form of ADRs or shares that trade in U.S. markets, while Legg Mason Partners Capital and Income Fund may purchase foreign securities directly. Legg Mason Partners Capital and Income Fund may invest in junk bonds, while Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value’s fixed income investments are in short-to-intermediate-term U.S. Treasury securities.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value has an asset allocation overlay that seeks to minimize duplication within the specific segments and to allocate assets while maintaining portfolio diversification. Unlike Legg Mason Partners Capital and Income Fund, it has specific targets for equities and fixed income securities. Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value invests in both growth and value equities.

Risk Factors

Because the Funds have similar investment objectives and primary investment strategies, many of the principal risks of investing in the Funds are substantially the same. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following summarizes the principal risks of investing in the Funds:

Market Risk

Each Fund invests in equity securities and thus is subject to stock market declines. In addition, the Acquiring Fund’s prospectus discloses that there is a risk that key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth.

Issuer Risk

Each Fund is subject to the risk that companies in which the Funds invest may experience an adverse company-specific event such as failing to meet earnings expectations, or falling out of favor with investors, or other events that may depress their stock prices.

Manager Risk

The Acquiring Fund is subject to the risk that the manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect. The Acquired Fund is subject to the risk that the segment managers’ judgment about the attractiveness, growth prospects or potential appreciation of a particular stock or U.S. government security proves to be incorrect.

Style Risk (Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value only)

The Acquired Fund discloses in its prospectus that because the Acquired Fund may invest in small and medium company and large company growth stocks, the Acquiring Fund is subject to the following risks: (i) large cap stocks fall out of favor with investors; (ii) mid- or small-cap stocks fall out of favor with investors; (iii) an investment in the Acquired Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large cap companies and government securities; (iv) mid and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large capitalization companies—thus, the prices of mid cap stocks tend to be more volatile than the prices of large cap stocks, and small cap stocks may be less liquid than large cap stocks.

Fixed Income Securities Risk and Interest Rate Risk

Each Fund invests in fixed income securities, thus is subject to the risk that interest rates increase causing the prices of debt securities to decline, thereby reducing the value of a Fund’s fixed income securities. The Acquiring Fund discloses in its prospectus that the Acquired Fund is also subject to the risk that the issuer of a security owned by the Acquiring Fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded.

Derivatives Risks

Each Fund may use derivative contracts in managing the Fund. Derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Each Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Foreign Securities Risks

The Acquiring Fund may invest in securities of foreign issuers, while the Acquired Fund may invest to a limited extent in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. Each Fund is subject to the risk that prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses to a Fund.

In addition to the paragraph above, the Acquired Fund discloses the following in its prospectus regarding foreign securities risks. In light of the fact that the Acquired Fund may invest in American Depository Receipts (“ADRs”), the value of an ADR is dependent upon the market price of an underlying foreign security thus ADRs are subject to most of the risks associated with investing in foreign securities directly. In addition, foreign countries generally have markets that are less liquid and more volatile than markets in the U.S.

Defensive Investing Risk

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument, short-term debt security or cash. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Fundamental Investment Restrictions

Shareholders of the Acquired and Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination of, or the reclassification as non-fundamental, all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fundamental Investment Restrictions

If shareholders of a Fund approve the new fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquired Fund, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Diversification:	No fundamental restriction.	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No fundamental restriction.

Borrowing:	The Fund may not borrow money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Underwriting:	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to underwrite the securities of others.

Subject	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Lending:	The Fund may not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that generally depends on current interest rates. The SEC frequently treats repurchase agreements as loans.)

Senior Securities:	The Fund may not issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Real Estate:	The Fund may not purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid).

Subject	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Commodities:	The Fund may not purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.	The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	The Fund may not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Other:	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	The Fund’s investment objective is “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.
	The Fund may not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities.	No restriction.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The following summarizes the differences between the Acquired Fund’s current and proposed fundamental investment restrictions:

•	The Acquired Fund may only borrow, make loans, underwrite securities or purchase or sell real estate or commodities under certain enumerated circumstances. The proposed restrictions would allow the Fund to undertake such transactions to the maximum extent permissible under the 1940 Act or pursuant to specific SEC guidance.

•	The Acquired Fund’s investment objectives are currently “fundamental.” The proposed restrictions would make the Fund’s investment objectives non-fundamental, which means that they could be changed without shareholder approval.

The actual investment practices of the Acquired Fund are not expected to change as a result of the revised policies. However, these practices could change in the future (for example, the Acquired Fund may be able to take advantage of a change in law or an interpretation thereof under the proposed investment restrictions that it could not take advantage of under the current investment restrictions).

Comparison between the Acquiring and Acquired Fund’s Fundamental Investment Restrictions

The following are the primary differences between the two Funds with respect to their fundamental investment restrictions, assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions:

•	The Acquiring Fund must maintain its “diversified” status under the 1940 Act. The Acquired Fund has no such obligation. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison of Investment Objectives, Strategies and Principal Risks: Legg Mason Balanced Trust and Legg Mason High Yield Portfolio

Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

The investment objective of Legg Mason Balanced Trust is long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. Legg Mason Partners Capital and Income Fund’s investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objectives differ in that the Acquired Fund also emphasizes return consistent with reasonable risk. The Acquiring Fund’s investment objective is a fundamental policy while the Acquired Fund’s is not. As a result, the Acquiring Fund may change its investment objectives only with shareholder approval.

Legg Mason Balanced Trust has a target allocation of its total assets of 60% to equity and 40% to debt, with a maximum of 75% and a minimum of 25% invested in either category of securities while Legg Mason Partners Capital and Income Fund does not target a specific asset allocation for equities and debt. Although Legg Mason Partners Capital and Income Fund is not technically a “balanced fund,” it currently maintains a portfolio of equity and fixed income holdings in a ratio that is within the caps and floors set for Legg Mason Balanced Trust. Legg Mason Balanced Trust may not invest more than 5% of its assets in “junk” bonds. Historically, Legg Mason Balanced Trust has had little if any exposure to “junk” bonds while Legg Mason Partners Capital and Income Fund’s investments in fixed-income securities have typically been represented predominantly by investments in “junk” bonds. For example, approximately 17% of the assets of Legg Mason Partners Capital and Income Fund were represented by “junk” bonds as of September 1, 2006. The fixed income portion of Legg Mason Partners Capital and Income Fund has a materially lower average credit rating (BB, one level lower than investment grade) than Legg Mason Balanced Trust (AA), meaning that the fixed income portion of Legg Mason Partners Capital and Income Fund is more aggressive and risky than the corresponding portion of Legg Mason Balanced Trust.

Legg Mason Balanced Trust emphasizes dividend-paying equities and undervalued fixed income securities while Legg Mason Partners Capital and Income Fund focuses on growth potential among other factors. Value investors generally seek stocks trading at below market average prices based on earnings, book value, or other financial measures. Growth investors generally seek companies that are already successful but may not have reached their full potential.

Risk Factors

Because the Funds have similar investment objectives and primary investment strategies, many of the principal risks of investing in the Funds are substantially the same. There is no assurance that either Fund will meet its investment objective. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following summarizes the principal risks of investing in the Funds.

Market Risk

Each Fund invests in equity securities and is subject to the risk of stock market declines generally, thereby reducing the value of the Fund’s equity portfolio.

Each Fund is subject to the following market risks. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The Acquired Fund may experience a substantial or complete loss on an individual stock.

Style Risk (Legg Mason Balanced Trust only)

The Acquired Fund may invest in “value-oriented” equity securities. The Acquired Fund’s prospectus contains the following disclosure regarding the risks of value investing. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks. If the Acquired Fund concentrates much of its investments in certain industries, it may be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Issuer Risk (Legg Mason Partners Capital and Income Fund only)

The Acquiring Fund’s prospectus discloses that there is a risk that companies in which the Acquiring Fund invests fail to meet earnings expectations, or fall out of favor with investors, or other such events that may depress their stock prices.

Manager Risk (Legg Mason Partners Capital and Income Fund only)

The Acquiring Fund’s prospectus discloses that the Acquiring Fund is subject to the risk that the manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

Fixed Income Securities Risk

Each Fund may invest in various types of debt securities, thus is subject to certain risks, such as: (i) interest rates may increase, causing the prices of debt securities to decline, thereby reducing the value of a Fund’s debt securities; and (ii) the issuer of a security owned by a Fund may default on its obligation to pay principal and/or interest or has its credit rating downgraded. In addition, each Fund may invest in below investment grade securities, which are commonly known as “junk bonds.” Legg Mason Balanced Trust may not invest more than 5% of its assets in “junk” bonds, while Legg Mason Partners Capital and Income Fund may invest without limit in “junk” bonds. Historically, Legg Mason Balanced Trust has had little if any exposure to “junk” bonds while Legg Mason Partners Capital and Income Fund’s investments in fixed-income securities have typically been represented predominantly by investments in “junk” bonds. For example, approximately 17% of the assets of Legg Mason Partners Capital and Income Fund were represented by “junk” bonds as of September 1, 2006. These securities are speculative and their issuers may have diminished capacity to pay principal and interest. In addition, junk bonds have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of junk bonds to make principal and interest payments.

In addition to the risk in the paragraph above, the Acquired Fund’s prospectus discloses the following regarding “call” risk. Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the Acquired Fund most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Each Fund may invest in convertible securities. The value of a convertible security is usually a function of: (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege; and (ii) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Mortgage-Backed Securities Risk (Legg Mason Balanced Trust only)

The Acquired Fund may invest in mortgage-backed securities. The Acquired Fund’s prospectus discloses the following regarding the risk associated with investing in mortgage-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the Acquired Fund’s return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of the Acquired Fund.

Foreign Securities Risks

Each Fund may invest in securities of foreign issuers, thus are subject to a variety of risks. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses of a Fund.

The Acquired Fund’s prospectus also discloses the following regarding the risk of investing in foreign securities. Other risks may include: (i) economic instability; (ii) foreign taxation, (iii) different or lower standards in accounting, auditing and financial reporting, (iv) less-developed securities regulation and trading systems, and (v) the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Risks Associated with the Use of Investment Models (Legg Mason Balanced Trust only)

The Acquired Fund’s prospectus discloses that the proprietary models used by an adviser to evaluate securities or securities markets are based on the adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Derivatives Risks (Legg Mason Partners Capital and Income Fund only)

The Acquiring Fund may enter into derivatives contracts in managing the Fund. The Acquiring Fund discloses in its prospectus that derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Acquiring Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Acquiring Fund less liquid and harder to value, especially in declining markets.

Defensive Investing Risk (Legg Mason Partners Capital and Income Fund only)

The Acquiring Fund’s prospectus discloses that it may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument, short-term debt security or cash. If the Acquiring Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Comparison between Fundamental Investment Restrictions

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquiring Fund, but in a separate proxy statement. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the Acquiring Fund’s proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Acquiring Fund not approve the proposed changes to such restrictions.

Subject	Legg Mason Balanced Trust (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Borrowing:	The Fund may not borrow money, except (1) in an amount not exceeding 33- 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Subject	Legg Mason Balanced Trust (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion

Underwriting:	The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act. This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended.	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Fund is not permitted to underwrite the securities of others.

Lending:	The Fund may not lend money or other assets, except to the extent permitted by the 1940 Act. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that generally depends on current interest rates. The SEC frequently treats repurchase agreements as loans.)

Subject	Legg Mason Balanced Trust (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion

Senior Securities:	The Fund may not issue senior securities, except as permitted under the 1940 Act.	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Real Estate:	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid).

Subject	Legg Mason Balanced Trust (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion

Commodities:	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase (certain commodities (especially physical commodities) may be considered to be illiquid).

Concentration:	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act in any one industry. This restriction does not limit the Fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Subject	Legg Mason Balanced Trust (Acquired Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners Capital and Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion

Other	No restriction.	The Fund’s investment objective is “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.

	No restriction	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

Comparison between the Acquiring Fund’s Proposed and the Acquired Fund’s Current Fundamental Investment Restrictions

There are no differences between the Funds with respect to their fundamental investment restrictions, assuming that shareholders of the Acquiring Fund approve the proposed fundamental investment restrictions. The actual investment practices of the Acquiring Fund are not expected to change as a result of the revised policies. However, these practices could change in the future (for example, the Acquiring Fund may be able to take advantage of a change in law or an interpretation thereof under the proposed investment restrictions that it could not take advantage of under the current investment restrictions).

Comparison between the Acquiring Fund’s Current and the Acquired Fund’s Current Fundamental Investment Restrictions

Following are certain differences between the Funds with respect to their fundamental investment restrictions, assuming that shareholders of the Acquiring Fund do not approve the proposed fundamental investment restrictions:

•	Legg Mason Partners Capital and Income Fund’s restriction on borrowing limits it to borrowing for temporary or emergency (not leveraging) purposes, except that it may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. Legg Mason Balanced Trust has no such limitation on its borrowing.

•	Legg Mason Partners Capital and Income Fund’s restriction on commodities permits the Fund to trade in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies). Legg Mason Balanced Trust’s restriction on commodities permits it to use a wider variety of derivative instruments.

•	Legg Mason Partners Capital and Income Fund’s investment objective is fundamental, while Legg Mason Balanced Trust’s is not.

•	Legg Mason Partners Capital and Income Fund has a fundamental investment restriction requiring it to maintain its diversified status under the 1940 Act, while Legg Mason Balanced Trust does not. However, this difference has no practical effect, since shareholder approval is necessary to change a fund’s status from diversified to non-diversified.

Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)

Both Funds seek high current income, although Legg Mason High Yield Portfolio secondarily seeks capital appreciation. The Acquiring Fund’s investment objective is a fundamental policy while the Acquired Fund’s is not. As a result, the Acquiring Fund may change its investment objectives only with shareholder approval.

Legg Mason Partners High Income Fund specifies that it expects to maintain an average weighted maturity of between 5 and 10 years while Legg Mason High Yield Portfolio does not place any limitations on maturity. Legg Mason Partners High Income Fund is limited to 10% of its assets in securities rated lower than B by both Moody’s and S&P, while Legg Mason

High Yield Portfolio has no limit on investing in such securities. Legg Mason Partners High Income Fund may invest up to 40% of its assets in foreign fixed income securities, including those of developing countries, while Legg Mason High Yield Portfolio is limited to 25% investment in securities denominated in foreign currencies. Unlike Legg Mason Partners High Income Fund, Legg Mason High Yield Portfolio may invest up to 25% in private placement securities.

There are no material differences between the principal investment strategies of the Funds.

Risk Factors

Because the Funds have very similar investment objectives and primary investment strategies, many of the principal risks of investing in the Funds are substantially the same. There is no assurance that either Fund will meet its investment objective. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in each Fund’s portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The following summarizes the principal risks of investing in the Funds:

Fixed Income Securities and Interest Rate Risks

Each Fund invests most of its assets in high yield fixed income securities, and thus are subject to various risks, such as: (i) the issuer of a security owned by a Fund defaults on its obligation to pay principal and/or interest, or the security’s credit rating is downgraded—this risk is greater for high income bonds than for bonds of higher credit quality; and (ii) interest rates increase, causing the prices of fixed income securities to decline, reducing the value of a Fund’s portfolio. Below investment grade fixed income securities, which are commonly known as “junk bonds,” are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments.

In addition to the risks disclosed above, the Acquiring Fund in its prospectus also discloses that zero coupon bonds may be subject to greater fluctuations in market value than securities that pay interest periodically.

In addition to the risks disclosed above, the Acquired Fund in its prospectus also discloses the following risks in the paragraphs below.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions generally reduce the effect of market interest rates on the value of the security, but mean that declines in market interest rates are reflected more quickly in the Fund’s holdings than they would be if the Fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

With respect to U.S. government debt securities, not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. Treasury but are backed only by the credit of the government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

The Acquired Fund is subject to “call risk.” Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the Acquired Fund most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Risks Associated with Mortgage-Backed Securities (Legg Mason High Yield Portfolio only)

The Acquired Fund discloses the following in its prospectus. Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the Acquired Fund’s return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of the Acquired Fund. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities. At times, some of the mortgage-backed and asset-backed securities in which the Acquired Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the Acquired Fund to experience a loss equal to any unamortized premium.

Managers Risk (Legg Mason Partners High Income Fund only)

The Acquiring Fund’s prospectus discloses that there is a risk that the manager’s judgment about the attractiveness, relative yield, value or potential appreciation of a particular security proves to be incorrect.

Leveraging Risk (Legg Mason High Yield Portfolio only)

The Acquired Fund discloses in its prospectus the when the Acquired Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Acquired Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Acquired Fund’s holdings. The Acquired Fund may take on borrowing risk or leveraging risks by using reverse repurchase agreements, dollar rolls or borrowings, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the Acquired Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Derivatives Risk

Each Fund may use derivatives contracts in managing the Fund. The Acquiring Fund discloses in its prospectus that derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Acquiring Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Acquiring Fund less liquid and harder to value, especially in declining markets.

In addition to the paragraph above, the Acquired Fund discloses in its prospectus the following regarding the derivatives risks. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Acquired Fund. The Acquired Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Acquired Fund’s derivatives positions. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the Acquired Fund. Swap agreements will tend to shift the Acquired Fund’s investment exposure from one type of investment to another. For example, if the Acquired Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Acquired Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the Acquired Fund agrees to exchange fixed rate payments for variable rate payments, the swap agreement would tend to decrease the Fund’s exposure to market interest rates on the value of the security.

The Acquired Fund also discloses in its prospectus that the decision as to whether and to what extent the Acquired Fund will engage in hedging transactions to hedge against such risks as credit risk, market risk and currency exchange rate risk will depend on a number of factors, including prevailing market conditions, the composition of the Acquired Fund and the availability of suitable transactions. Accordingly, there can be no assurance that the Acquired Fund will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses to the Acquired Fund.

Foreign Securities Risk

Each of the Funds may invest in foreign securities. Foreign investments may lose their value because of an increase in market interest rates in one or more regions, adverse governmental action or political, economic or market instability in a foreign country or region. An unhedged currency in which a security is priced may decline in value relative to the U.S. dollar. Some foreign countries in which a Fund invests have less liquid and more volatile markets than in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

In addition to the paragraph above, the Acquired Fund discloses the following in its prospectus. Foreign securities’ value may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Acquired Fund to pursue its rights against a foreign government in that country’s courts. Some foreign governments have defaulted on principal and interest payments. In addition, the Acquired Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Many of these risks are greater when investing in emerging markets. Investment in securities denominated in foreign currencies may involve currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

Liquidity Risk (Legg Mason High Yield Portfolio only)

The Acquired Fund discloses in its prospectus that liquidity risk exists when particular investments are difficult to sell. The Acquired Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk. The Acquired Fund may invest up to 15% of its assets in illiquid securities.

Portfolio Turnover (Legg Mason High Yield Portfolio only)

The Acquired Fund discloses in its prospectus that the investment strategies employed by the Acquired Fund often involve high turnover rates. Therefore, under certain market conditions the Acquired Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Acquired Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. High portfolio turnover rates, generally defined as annual rates above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

Risk Associated with Corporate Loans (Legg Mason Partners High Income Fund only)

The Acquiring Fund may invest up to 15% of its total assets in corporate loans. The Acquiring Fund discloses in its prospectus that the primary risk in an investment in corporate loans is that borrowers may be unable to meet their interest and/or principal payment obligations. The Acquiring Fund may acquire an interest in corporate loans by purchasing both participations in and assignments of portions of corporate loans from third parties. Corporate loans in which the Acquiring Fund may invest may be collateralized or uncollateralized and senior or subordinated. Investments in uncollateralized and/or subordinated loans entail a greater risk of nonpayment than do investments in corporate loans that hold a more senior position in the borrower’s capital structure or that are secured with collateral. The Acquiring Fund’s policy limiting its illiquid securities will be applicable to corporate loans, which are also subject to the risks generally associated with investments in illiquid securities.

Convertible Securities (Legg Mason Partners High Income Fund only)

The Acquiring Fund may invest in fixed income securities that are convertible into shares of common stock of their issuer. The Acquiring Fund discloses in its prospectus that the these securities share investment characteristics of both fixed income and equity securities. The value of a convertible security tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates, compared with fixed income securities that are not convertible.

Defensive Investing Risk

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If either Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Comparison between Fundamental Investment Restrictions

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Acquiring Fund, but in a separate proxy statement. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the Acquiring Fund’s proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Acquiring Fund not approve the proposed changes to such restrictions.

Subject	Legg Mason High Yield Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Borrowing:	The Fund may not borrow money, except (1) in an amount not exceeding 33- 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.	The Fund is prohibited from borrowing money except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions or similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Subject	Legg Mason High Yield Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Underwriting:	The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act. This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.	The Fund is prohibited from underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the 1933 Act in disposing of portfolio securities.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act generally permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Currently, the Funds are not permitted to underwrite the securities of others.

Lending:	The Fund may not lend money or other assets, except to the extent permitted by the 1940 Act. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.	The Fund is prohibited from making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that generally depends on current interest rates. The SEC frequently treats repurchase agreements as loans.)

Subject	Legg Mason High Yield Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Proposed Restrictions and Brief Discussion
Senior Securities:	The Fund may not issue senior securities, except as permitted under the 1940 Act.	The Fund is prohibited from issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act prohibits a fund from issuing senior securities except that it generally permits a fund to borrow from banks for any purpose in amounts up to one-third of the fund’s total assets and to borrow up to 5% of the fund’s total assets from any source for temporary purposes. A fund’s temporary borrowings not exceeding 5% of its total assets are not considered senior securities.

Real Estate:	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.	The Fund is prohibited from purchasing or selling real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning real estate; however, a mutual fund is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid).

Subject	Legg Mason High Yield Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Proposed Restrictions
Commodities:	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.	The Fund is prohibited from purchasing or selling commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies); or (b) investing in gold bullion and coins or receipts for gold.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a mutual fund is limited in the amount of illiquid assets it may purchase (certain commodities (especially physical commodities) may be considered to be illiquid).

Concentration:	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act in any one industry. This restriction does not limit the Fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.	The Fund is prohibited from investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. or foreign government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future.

Subject	Legg Mason High Yield Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Current Restrictions	Legg Mason Partners High Income Fund (Acquiring Fund) Proposed Restrictions
Other	No restriction.	The Fund’s investment objective is “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.
	No restriction	The Fund is prohibited from investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

Comparison between the Acquiring Fund’s Proposed and the Acquired Fund’s Current Fundamental Investment Restrictions

There are no differences between the Funds with respect to their fundamental investment restrictions, assuming that shareholders of the Acquiring Fund approve the proposed fundamental investment restrictions. The actual investment practices of the Acquiring Fund are not expected to change as a result of the revised policies. However, these practices could change in the future (for example, the Acquiring Fund may be able to take advantage of a change in law or an interpretation thereof under the proposed investment restrictions that it could not take advantage of under the current investment restrictions)

Comparison between the Acquiring Fund’s Current Fundamental Investment Restrictions and the Acquired Fund’s Current Fundamental Investment Restrictions

Following are certain differences between the Funds with respect to their fundamental investment restrictions, assuming that shareholders of the Acquiring Fund do not approve the proposed fundamental investment restrictions:

•	Legg Mason Partners High Income Fund’s restriction on commodities permits the Fund to trade in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies). Legg Mason High Yield Portfolio’s restriction on commodities permits it to use a wider variety of derivative instruments.

•	Legg Mason Partners High Income Fund’s investment objective is fundamental, while Legg Mason High Yield Portfolio’s is not.

•	Legg Mason Partners High Income Fund has a fundamental investment restriction requiring it to maintain its diversified status under the 1940 Act, while Legg Mason High Yield Portfolio does not. However, this difference has no practical effect, since shareholder approval is necessary to change a fund’s status from diversified to non-diversified.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

The Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix A to this Proxy Statement/Prospectus. Each Reorganization Agreement provides for (1) the transfer of all of the assets and the assumption of all of the liabilities of the applicable Acquired Fund in exchange for shares of the corresponding Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (2) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund, and (3) the termination of the Acquired Fund. Subject to the satisfaction of the conditions described below, the Reorganizations of Legg Mason Partners Dividend and Income Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value into Legg Mason Partners Capital and Income Fund are scheduled to occur as of the close of business on December 1, 2006, or on such later date as the parties may agree (the “Closing Date”). The Closing Date of the Reorganizations of Legg Mason Balanced Trust and Salomon Brothers Balanced Fund into Legg Mason Partners Capital and Income Fund and of the Reorganization of Legg Mason High Yield Portfolio into Legg Mason Partners High Income Fund is March 16, 2007, or such later date as the parties may agree. The net asset value of each Acquired Fund shall be computed using the valuation procedures established by the Acquired Fund’s Board. The net asset value per share of each class of the Acquiring Fund shall be determined using the valuation procedures established by the Acquiring Fund’s Board. The number of shares of each class of the Acquiring Fund to be issued in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the net asset value of each class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund. Each Acquired Fund’s Board will adopt the valuation procedures of the corresponding Acquiring Fund’s Board before the Reorganizations.

The number of full and fractional shares of the corresponding Acquiring Fund to be received by each Acquired Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Acquired Fund held by such shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date or such later time as the Acquired Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, each Acquired Fund will terminate and distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. The distribution with respect to each class of each Acquired Fund’s shares will be accomplished by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders.

The aggregate net asset value of Class A, Class B, Class C and Class Y shares of the Acquiring Fund to be credited to Class A, Class B, Class C and Class Y Acquired Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Acquired Funds of the corresponding class owned by Acquired Fund shareholders on the Closing Date, with the following exceptions:

•	Class O shareholders of Salomon Brothers Balanced Fund will receive Class Y shares of Legg Mason Partners Capital and Income Fund;

•	Primary Class, Financial Intermediary Class and Institutional Class shareholders of Legg Mason Balanced Trust will receive Class C, Class A and Class Y shares, respectively, of Legg Mason Partners Capital and Income Fund; and

•	Primary Class and Institutional Class shareholders of Legg Mason High Yield Portfolio will receive Class C and Class Y shares, respectively, of Legg Mason Partners High Income Fund.

All issued and outstanding shares of the Acquired Funds will be canceled or redeemed, as the case may be, under the law of the applicable jurisdiction on the books of the Acquired Funds, and any share certificates representing shares of the Acquired Funds will be null and void. This Proxy Statement/Prospectus constitutes notice of any such redemption. The Acquiring Funds will not issue certificates representing the Class A, Class B, Class C and Class Y shares issued in connection with such Reorganization.

After such distribution, each Acquired Fund will take all necessary steps under Maryland law or Massachusetts law, as applicable, its respective declaration of trust and any other applicable law to effect its termination.

The Board of each Acquired Fund and the Board of each Acquiring Fund has determined with respect to its Fund that the interests of the shareholders of its Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each Fund. In making these determinations, the Board of each Fund took into account that Legg Mason has agreed to pay the entire costs related to the Legg Mason Fund Reorganizations while Legg Mason and the funds will share the costs of the Reorganizations involving the Legg Mason Partners and Salomon Brothers funds.

Each Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Fund’s Board, make proceeding with that Reorganization inadvisable. Each Reorganization Agreement provides that the Acquired Fund and the corresponding Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (a) a Reorganization Agreement be approved by shareholders of the Acquired Fund; and (b) the Funds receive the opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free Reorganization for Federal income tax purposes. A Board may waive such compliance only if it finds such waiver to be in the best interest of its respective Fund.

Approval of each Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund as defined in the 1940 Act, with all classes voting together as a single class. See “Voting Information” below.

Description of the Acquiring Funds’ Shares

Shareholders of record of an Acquired Fund as of the Closing Date will receive full and fractional shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the applicable Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in “Purchase, Redemption and Exchange of Fund Shares; Other Shareholder Information” attached as Appendix B to this Proxy Statement/Prospectus. The Acquiring Funds will not issue share certificates.

Reasons for the Reorganizations and Board Considerations: Proposals to be Voted on by Legg Mason Partners and Salomon Brothers Funds*

The Reorganizations are among a series of initiatives that the Boards of the Legg Mason Partners and Salomon Brothers Funds approved following the December 2005 acquisition by Legg Mason, Inc. (“Legg Mason”) of Citigroup Asset Management (“CAM”), which included the Funds’ investment managers. The Reorganizations are part of a broad set of initiatives, including a comprehensive review of Legg Mason’s various products, undertaken with the goal of integrating and streamlining the Legg Mason Partners Funds, the Salomon Brothers Funds and CitiFunds (the “Legacy CAM Funds”).

At meetings held in June and July 2006, the Board of each Acquired Fund approved a series of initiatives proposed by Legg Mason that are designed to: (1) integrate the operations of the Legacy CAM Funds; (2) streamline the operations and product offerings of the Legacy CAM Funds; (3) take advantage of potential economies of scale; and (4) leverage Legg Mason’s broad investment management capabilities and expertise by, for a limited number of Legacy CAM Funds, appointing new portfolio managers from different Legg Mason advisory subsidiaries whose core competency, in the opinion of Legg Mason, is better suited to manage certain Legacy CAM Funds. The integration of the Legacy CAM Funds proposed by Legg Mason will include, among other things: (1) eliminating overlapping or duplicative funds; (2) reducing the number of registrants and changing the form of organization of all the Funds such that all Funds within the same complex are organized within a single jurisdiction and have a single form of declaration of trust; (3) electing Boards so that each Board oversees Funds generally of a single asset class; (4) proposing a standardized set of fundamental investment policies for the Funds; (5) changing investment strategies of certain Acquiring Funds; (6) rationalizing share classes; and (7) shifting to a new manager/sub-adviser structure.

These initiatives, certain of which require additional shareholder approval, are being implemented over a period of time. If approved by shareholders, the proposed “shell” Reorganizations, as discussed below and the other proposed changes to investment strategies and share classes are expected to be effective by the end of the first half of 2007.

The proposed Reorganizations were presented to the Boards for consideration with supporting information proposed by Legg Mason and Lipper, Inc., an independent provider of investment company data, at Board meetings held in June and July 2006, and were approved at those meetings. Each Acquired Fund Board, including all of the Independent Board Members, following discussion of the advantages and any disadvantages to each Acquired and Acquiring Fund under its supervision, determined that: (1) the proposed Reorganization would be in the best interests of such Fund; and (2) the proposed Reorganization would not result in the dilution of the interests of such Fund or its shareholders.

*	For reasons for the Reorganizations and Board considerations of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio, please see pages 99 and 100.

In approving the Reorganizations of the Funds under their supervision, the respective Boards, based on the information provided by Legg Mason and Lipper, considered a number of factors, including the following:

•	the benefits to the Funds that are expected to be derived from the integration of the Funds, as described below;

•	the objective of Legg Mason to eliminate comparable or duplicative product offerings among the Legacy CAM Funds to reduce the potential for investor confusion;

•	the compatibility of and differences between the investment objectives, strategies, policies and risks of the Acquired Funds in the Reorganizations and those of the Acquiring Funds;

•	the portfolio managers of the Acquiring Funds as compared to those of the Acquired Funds;

•	greater marketing and distribution focus on a smaller number of funds, which may promote asset growth over time;

•	the relative size of the Acquiring and Acquired Funds;

•	the expense ratios of the Funds and information as to specific fees and expenses of each Acquiring Fund and each Acquired Fund, including management’s commitments to contractually maintain the net expense level for certain Acquired Funds as low as the net expense level currently in effect, if not lower, for approximately one year after the Reorganization; or for other Acquired Funds, the Boards determined that the benefits to the Funds of the Reorganizations offset any expense increases;

•	the absence of a dilutive effect on the interests of current shareholders of the Acquiring Funds or Acquired Funds;

•	the Federal tax consequences of each Reorganization to the Acquired Funds and its shareholders, including that each Reorganization has been structured to qualify as a Federal tax-free transaction;

•	information as to benefits that may be derived by Legg Mason and its affiliates as a result of the Reorganizations as well as from various relationships with the Acquired Funds or Acquiring Funds;

•	the allocation of expenses associated with the Reorganizations among the Fund and Legg Mason (as noted above, Legg Mason has agreed to pay the entire costs related to the Legg Mason Fund Reorganizations while Legg Mason and the funds will share the costs of the Reorganizations involving the Legg Mason Partners and Salomon Brothers funds.); and

•	the potential for greater economies of scale and lower expenses, resulting from greater asset growth over time.

Benefits to Management

If the Reorganizations are approved by shareholders and are consummated, Legg Mason is expected to achieve higher profitability due to increased costs and increased revenue including from a potential increase in assets under management. Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. In addition, to the extent that the Reorganizations help to streamline the fund family, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance, and generally make the Funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues of rising asset levels.

With respect to the Reorganization of Salomon Brothers Balanced Fund into Legg Mason Partners Capital and Income Fund, the contractual fee rate of the combined Fund is higher than that of Salomon Brothers Balanced Fund by 0.12%, resulting in increased revenues to Legg Mason.

With respect to the Reorganization of Legg Mason Partners Dividend and Income Fund into Legg Mason Partners Capital and Income Fund, the contractual fee rate of the combined Fund is higher than that of Legg Mason Partners Dividend and Income Fund by 0.07%, resulting in increased revenues to Legg Mason.

With respect to the Reorganization of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value into Legg Mason Partners Capital and Income Fund, while the contractual fee rate for the Acquiring Fund is lower than the contractual rate for Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value, Legg Mason will no longer have to waive fees under the voluntary expense cap of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value.

More specifically, with respect to the Reorganization of Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value and Salomon Brothers Balanced Fund into Legg Mason Partners Capital and Income Fund, the Boards of the respective Acquired Funds made the following determinations, among others:

The Boards noted that the consolidation of three additional balanced funds from the separate Legg Mason Partners and Salomon Brothers brands into one balanced fund would likely streamline the investment lineup, eliminate product duplication, improve marketing focus and reduce investor confusion. In addition, the Boards considered the fact that the Acquired Funds would merge into a larger fund with significantly lower total operating expenses.

The Boards also noted that Legg Mason Partners Dividend and Income Fund has been experiencing net redemptions and that Salomon Brothers Balanced Fund and Legg Mason Multiple Discipline Funds Balanced All Cap Growth and Value have had limited success in raising and growing assets, and that the proposed Reorganization would reduce the likelihood of asset shrinkage in these funds, which would in turn reduce the difficulties in managing a shrinking fund. The Boards also noted that shareholders of Salomon Brothers Balanced Fund and Legg Mason Multiple Discipline Funds Balanced All Cap Growth and Value will receive a tax benefit of approximately $91 million in tax capital loss carryforwards, which the Acquiring Fund may use to offset future taxable capital gains realized after the Reorganization (subject to certain limitations).

Additionally, the Board of Salomon Brothers Balanced Fund noted that the Fund would be merged into a larger fund with significantly lower operating expenses. The Board also considered Legg Mason’s unfavorable analysis of the alternatives to the Reorganization. In this regard, the Board considered Legg Mason’s advice that the Fund has not achieved sufficient asset size and is unlikely to grow substantially in the future. A termination, unlike the Reorganization, which has been structured as a tax-free transaction for Federal tax purposes, would result in a taxable event for Fund shareholders who do not hold their shares in tax-advantaged accounts.

Reasons for the Reorganizations and Board Considerations: Proposals to Be Voted on by Legg Mason Balanced Trust and Legg Mason High Yield Portfolio Shareholders

The Reorganizations are among a series of initiatives for Legg Mason following the December 2005 acquisition by Legg Mason of Citigroup Asset Management (“CAM”). The Reorganizations are the result of a comprehensive review that Legg Mason undertook after the acquisition to implement its best-in-class approach.

The proposed Reorganizations were presented to the Boards for consideration at board meetings held in June 2006, and were approved at those meetings. In considering each proposal, the Boards did not identify any single factor or piece of information as all-important or controlling. Following extensive discussions, based on its evaluation of all material factors to each Fund participating in the proposed Reorganizations, including those described below, each Board, including all of the Independent Board Members of the Fund, determined, with respect to that Fund, that: (1) the Reorganization would be in the best interests of that Fund; and (2) the Reorganization would not result in the dilution of the interests of the Fund or its shareholders.

In recommending the Reorganization, each Board considered a number of factors, including the following:

•	the benefits to the Acquired Fund and its shareholders that are expected to be derived from the Reorganization;

•	the compatibility of and differences between the investment objectives, strategies, policies and risks of the Acquired Fund and the Acquiring Fund;

•	the investment management capabilities and expertise of the portfolio managers of the Acquiring Fund as compared to those of the Acquired Fund;

•	the investment performance history of Legg Mason Balanced Trust as compared to that of Legg Mason Partners Capital and Income Fund;

•	that Legg Mason Balanced Trust has had limited success in raising and growing assets;

•	for Legg Mason High Yield Portfolio that combining the two funds into one large fund will potentially promote asset growth and reduce the likelihood of asset shrinkage;

•	the relative size of the Acquiring Fund and the Acquired Fund;

•	for Legg Mason Balanced Trust, the potential tax benefit of approximately $91 million in tax capital loss carryforwards, which the Acquiring Fund may use to offset future taxable capital gains realized after the Reorganization (subject to certain limitations);

•	the expense ratios of the Acquiring Fund and the Acquired Fund and information as to specific fees and expenses of the Acquiring Fund and the Acquired Fund;

•	the Reorganization will not dilute the interests of current shareholders of the Acquired Fund;

•	the Federal tax consequences of the Reorganization to the Acquired Fund and its shareholders, including that the Reorganization has been structured to qualify as a Federal tax-free transaction;

•	the benefits that may be derived by Legg Mason and its affiliates as a result of the Reorganization as well as from various relationships with the Acquired Fund and Acquiring Fund;

•	that Legg Mason will pay the entire cost related to the Reorganization;

•	the potential for greater economies of scale and lower expenses, resulting from greater asset growth over time;

•	the greater exchangeability and portability of Acquiring Fund shares as compared to Acquired Fund shares; and

•	the differences in sales loads and charges of the Acquiring Fund shares as compared to the Acquired Fund shares.

Board Consideration of Benefits to Legg Mason—Proposal to be voted on by Legg Mason Balanced Trust Shareholders

The Board considered the benefits to Legg Mason. If the Reorganizations are approved by shareholders and are consummated, Legg Mason is expected to achieve higher profitability due to decreased costs and increased revenue including from a potential increase in assets under management. With respect to the Reorganization of Legg Mason Balanced Trust into Legg Mason Partners Capital and Income Fund, while the contractual fee rate for the Acquiring Fund is lower than the contractual management fee rate for Legg Mason Balanced Trust, Legg Mason will no longer have to waive fees under the expense cap of Legg Mason Balanced Trust. Second, Legg Mason will receive a higher 12b-1 fee on Class C shares of the Acquiring Fund than it currently does on Primary Class shares of Legg Mason Balanced Trust. Because almost all revenues from 12b-1 fees are generally passed through to the selling dealers or other intermediaries, Legg Mason does not anticipate any material net income to be derived from these higher 12b-1 fees.

In addition, Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. In addition, to the extent that the Reorganizations help to streamline the fund family, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance, and generally make the Funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues of rising asset levels.

Board Consideration of Benefits to Legg Mason—Proposal to be voted on by Legg Mason High Yield Portfolio Shareholders

The Board considered the benefits to Legg Mason. If the Reorganizations are approved by shareholders and are consummated, Legg Mason will receive a higher 12b-1 fee on Class C shares of the Combined Fund than it currently does on Primary Class shares of Legg Mason High Yield Portfolio. Because almost all revenues from 12b-1 fees are generally passed through to the selling dealers or other intermediaries, Legg Mason does not anticipate any material net income to be derived from these higher 12b-1 fees.

In addition, Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines. In addition, to the extent that the Reorganizations help to streamline the fund family, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance, and generally make the Funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues of rising asset levels.

Federal Income Tax Consequences

Each Reorganization is conditioned upon the receipt by the relevant Fund of an opinion from Dechert LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for Federal income tax purposes with respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for shares of the respective Acquiring Fund and the assumption by each Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund and termination of the Acquired Fund, all pursuant to the Agreement and Plan of Reorganization, constitutes a Reorganization within the meaning of Section 368(a) of the Internal Revenue Code;

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund; and the Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of shares of the Acquiring Fund and termination of the Acquired Fund;

(iii) Shareholders will not recognize gain or loss on the receipt of shares of the Acquiring Fund solely in exchange for shares of the Acquired Fund pursuant to the Reorganizations;

(iv) The aggregate basis of the shares of the Acquiring Fund received by each shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of the Acquired Fund exchanged therefor;

(v) The holding period of the shares of the Acquiring Fund received by each shareholder pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefor, provided that the Shareholder held the shares of the Acquired Fund as a capital asset at the time of the Reorganization;

(vi) The Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(vii) The basis of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; and

(viii) The holding periods of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund acts to reduce or eliminate such holding period).

While neither the Acquired Funds nor the Acquiring Funds are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

On the business day prior to the Closing Date, each of the Acquired Funds, to the extent necessary, will pay a dividend or dividends, which together with all previous dividends, are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such dividends will be included in the taxable income of each of the respective Acquired Fund’s shareholders.

Information Regarding Tax Capital Loss Carryforwards:

Legg Mason Partners Dividend and Income Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Dividend and Income Fund (As of July 31, 2005)			Legg Mason Partners Capital and Income Fund (As of December 31, 2005)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
7/31/2002	$(50,510,531)	7/31/2010	12/31/2002	$(45,080,942)	12/31/2010
7/31/2003	$(68,053,159)	7/31/2011	12/31/2003	$(5,082,932)	12/31/2011

Total	$(118,563,690)		Total	$(50,163,874)

Legg Mason Partners Dividend and Income Fund (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the expiration date of the loss carryforwards would move up approximately by one year and realign themselves with the fiscal year end of Legg Mason Partners Capital and Income Fund; for example, the losses due to expire on July 31, 2010 would expire on

December 31, 2009; (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Dividend and Income Fund; 3) the loss carryforwards may not be available to offset any capital gains recognized after the Reorganization that are attributable to unrealized appreciation in Legg Mason Partners Capital and Income Fund’s portfolio at the time of the Reorganization; and 4) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the Legg Mason Partners Dividend and Income Fund at the time of Reorganization (approximately $24,900,000 per year based on data as of June 2006). This yearly limitation may be increased by any capital gains realized after the Reorganization on securities held by Legg Mason Partners Dividend and Income Fund that had unrealized appreciation at the time of the Reorganization.

The combination of these limitations on the use of loss carryforwards may result in some portion (up to $10,700,000 based on data as of June 2006) of Legg Mason Partners Dividend and Income Fund’s loss carryforwards expiring unused. It should be noted that there would be no assurances that Legg Mason Partners Dividend and Income Fund would be able to use such losses in the absence of Reorganization.

Legg Mason Partners Capital and Income Fund (Acquiring Fund)

As of June 2006, Legg Mason Partners Capital and Income Fund had fully utilized its capital loss carryforwards available from prior years. However, since this is only half way through the Fund’s taxable year, the Fund’s realized capital gains may change substantially prior to the closing of the tax year. If the Fund has capital loss carryforwards at the time of the Reorganization, the use of those carryforwards would be impacted in the following manner: 1) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Capital and Income Fund and 2) the loss carryforwards may not be available to offset capital gains recognized after the Reorganization that are attributable to unrealized appreciation in the Acquired Fund’s portfolio at the time of the Reorganization.

Salomon Brothers Balanced Fund (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

Salomon Brothers Balanced Fund did not have any capital loss carryovers as of its prior fiscal year end.

Please see the information above regarding the capital loss carryforwards of Legg Mason Partners Capital and Income Fund.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund) did not have any capital loss carryovers as of its prior fiscal year end.

Please see the information above regarding the capital loss carryforwards of Legg Mason Partners Capital and Income Fund.

Legg Mason Balanced Trust (Acquired Fund) and Legg Mason Partners Capital and Income Fund (Acquiring Fund)

Legg Mason Balanced Trust did not have any capital loss carryovers as of its prior fiscal year end.

Please see the information above regarding the capital loss carryforwards of Legg Mason Partners Capital and Income Fund.

Legg Mason High Yield Portfolio (Acquired Fund) and Legg Mason Partners High Income Fund (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason High Yield Portfolio (As of December 31, 2005)			Legg Mason Partners High Income Fund (As of July 31, 2005)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
12/31/2000	$(35,800,000)	12/31/2008	7/31/2000	$(96,371,606)	7/31/2008
12/31/2001	$(83,700,000)	12/31/2009	7/31/2001	$(130,523,394)	7/31/2009
12/31/2002	$(32,500,000)	12/31/2010	7/31/2002	$(300,397,017)	7/31/2010
12/31/2003	$(2,560,000)	12/31/2011	7/31/2003	$(139,767,629)	7/31/2011
12/31/2005	$(80,000)	12/31/2013	7/31/2004	$(16,024,341)	7/31/2012

Total	$(154,640,000)		Total	$(683,083,987)

Legg Mason High Yield Portfolio (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the expiration date of the loss carryforwards would move up by one year and realign themselves to the fiscal year end of Legg Mason Partners High Income Fund, for example, the losses due to expire on December 31, 2008 would expire on July 31, 2007; 2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason High Yield Portfolio; and 3) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the Legg Mason High Yield Portfolio at the time of Reorganization (approximately $7,300,000 per year based on data as of June 2006).

The combination of these limitations on the use of loss carryforwards may result in a significant portion (approximately $133,900,000 based on data as of June 2006) of Legg Mason High Yield Portfolio’s loss carryforwards expiring unused. It should be noted that there would be no assurances that Legg Mason High Yield Portfolio would be able to use such losses in the absence of Reorganization.

Legg Mason Partners High Income Fund (Acquiring Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners High Income Fund.

Information Applicable to All Funds with Capital Loss Carryovers:

Certain of the Reorganizations are expected to close in December 2006, while the remaining Reorganizations are expected to close in March 2007. As a result, the capital loss carryforwards and limitations described above may change significantly between now and the completion of the Reorganizations. Further, the ability of each of the Acquired and Acquiring Funds to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of each of the Acquired or Acquiring Funds, or both, expiring unused.

Effect of Proposed “Shell” Reorganizations of Certain Funds

In a separate proxy statement, shareholders of each Fund except Legg Mason Balanced Trust and Legg Mason High Yield Portfolio are being asked to approve a number of governance-related matters, including the consolidation of the Boards, so that each of the Legg Mason Partners funds and Salomon Brothers Balanced Fund would be overseen by one of two boards, with one board focusing on equity funds and the other board focusing on fixed income funds. In conjunction with this board consolidation, shareholders of each Fund except Legg Mason Balanced Trust and Legg Mason High Yield Portfolio and both Acquiring Funds are also being asked to approve an agreement and plan of reorganization, in connection with a two-step restructuring initiative, that is intended to reduce the number of separate legal entities in the Legacy CAM Fund complex that are registered with the SEC and to adopt the Maryland business trust form of organization for all the Funds.

If shareholders of an Acquired Fund as noted above approve the Reorganization Agreement for that Fund, it is intended that the Reorganization be effective before these restructurings. In such event, the Acquired Fund would not experience the two-step restructuring mentioned above.

As noted in Appendix K, each Acquiring Fund is organized as a series of a Massachusetts business trust. Assuming all required approvals with regard to the restructurings are obtained and the shareholders of an Acquired Fund approve the Reorganization Agreement, then the corresponding Acquiring Fund would become a series of a Maryland business trust and the Acquired Fund’s shareholders would become shareholders of that series of a Maryland business trust following the closing of the Reorganization and restructurings. On the other hand, if shareholders of an Acquired Fund approve the Reorganization Agreement but all required approvals with regard to the restructurings applicable to the corresponding Acquiring Fund are not obtained, then the Acquiring Fund will remain a series of a Massachusetts business trust, and the shareholders of the Acquired Fund would become shareholders of that entity as a result of the Reorganization.

A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus as Appendix G.

TERMINATION OF THE ACQUIRED FUNDS

If the Reorganizations are effected, each of the Acquired Funds will be terminated, and each of the Acquired Fund’s issued and outstanding shares will be canceled or redeemed, as the case may be, under the law of the applicable jurisdiction.

PORTFOLIO SECURITIES

If each of the Reorganizations is effected, management of the Acquiring Funds will analyze and evaluate the portfolio securities of each of the Acquired Funds being transferred to each of the Acquiring Funds. Consistent with each of the Acquiring Fund’s investment objectives and policies, any restrictions imposed by the Code and in the best interests of each of the Acquiring Fund’s shareholders (including former shareholders of each of the Acquired Funds), management will determine the extent and duration to which the portfolio securities of each of the Acquired Funds will be maintained by each of the Acquiring Funds. It is possible that there may be some dispositions of the portfolio securities of each of the Acquired Funds in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities of each of the Acquired Funds may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and each Acquiring Fund’s ability to use any available loss carryforwards.

No securities of any Acquired Fund need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. The Funds may buy and sell securities in the normal course of their operations.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUNDS

Investment Manager and Sub-Advisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has served as each Acquiring Fund’s investment manager since August 1, 2006. LMPFA, a subsidiary of Legg Mason located at 399 Park Avenue, New York, New York 10022, is a newly-organized investment adviser that will provide administrative and compliance oversight services to the Funds. Other than the cash management services it will provide for certain equity funds, LMPFA will not provide day-to-day portfolio management services. Rather, portfolio management will be provided by the following sub-advisers that are also affiliates of Legg Mason, as further described in the chart below:

•	CAM North America, LLC (“CAM NA”), a subsidiary of Legg Mason located at 399 Park Avenue, New York, New York 10022. CAM NA is a newly organized investment adviser that has assumed certain equity management functions of CAM.

•	Western Asset Management Company (“Western Asset”), a subsidiary of Legg Mason located at 385 East Colorado Boulevard, Pasadena, California 91101.

Management and sub-advisory fees will be paid to LMPFA and the applicable sub-adviser, at the following rates as a percentage of each Acquiring Fund’s average daily net assets:

Fund	Investment Manager	Contractual Fee Rate (before any waivers or reimbursements)	Sub-Adviser(s)	Rate Received by Sub-Adviser(s)
Legg Mason Partners Capital and Income Fund	LMPFA	First $1 billion 0.75% Next $1 billion 0.725% Next $3 billion 0.70% Next $5 billion 0.675% Over $10 billion 0.65%	CAM NA, Western Asset	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. LMPFA, not the Fund, pays the sub-advisory fee to CAM NA and Western Asset

Legg Mason Partners High Income Fund	LMPFA	0.60%	Western Asset	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. LMPFA, not the Fund, pays the sub-advisory fee to Western Asset

During the fiscal years indicated below, management fees were paid to the prior investment manager at the following rates as a percentage of each Acquiring Fund’s average daily net assets:

Fund (Fiscal Year End)	Investment Manager	Rate of Fee
Legg Mason Partners Capital and Income Fund (December 31)	Smith Barney Fund Management LLC (“SBFM”)	0.56%

Legg Mason Partners High Income Fund (July 31)	SBFM	0.48%

Additional information about the factors considered by the Board of each Acquiring Fund in approving the Investment Management Agreement and sub-advisory agreement, if any, applicable to that Fund is contained in the shareholder reports for the applicable Fund as shown in the chart below. A discussion of the factors considered by the Boards in approving the new Investment Management Agreement and sub-advisory agreement, applicable to a Fund, will be disclosed in future reports to shareholders following Board approval.

Fund	Shareholder Report
Legg Mason Partners Capital and Income Fund	Annual Report for fiscal year ended December 31, 2005

Legg Mason Partners High Income Fund	Annual Report for fiscal year ended July 31, 2005, and Semi-Annual Report for period ended January 31, 2006

Certain Legal Proceedings

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Salomon Brothers Balanced Fund, Legg Mason Partners Capital and Income Fund, and Legg Mason Partners Dividend and Income Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim. Plaintiffs are scheduled to file their second consolidated amended complaint on September 18, 2006.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup Inc. (“Citigroup”) business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the

Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Certain of the Funds are not Affected Funds, and therefore did not implement the transfer agent arrangement described above. Those Funds have not received any portion of the distributions made as of the date of this Proxy Statement/Prospectus.

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). Most of such trustees have been nominated to serve on the Board of Legg Mason Partners High Income Fund. The Subject Trust is also named in the complaint as a nominal defendant.

The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A response to the complaint is due in September 2006. No assurance can be given as to the outcome of this matter.

The foregoing speaks only as of the date of this Proxy Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Portfolio Managers of the Acquiring Funds

Information about the portfolio managers of each Acquiring Fund is listed below. Legg Mason Partners Capital and Income Fund has been managed since February 2006 by portfolio managers employed by Western Asset as well as CAM NA. Legg Mason Partners High Income Fund has been managed since March 2006 by portfolio managers employed by Western Asset. The statement of additional information for each Acquiring Fund provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio manager’s ownership of securities in the Acquiring Fund. Similar information with respect to portfolio manager compensation is also included in Appendix J.

Legg Mason Partners Capital and Income Fund

Robert Gendelman has been responsible for the day-to-day management of the equity portion of the Fund’s portfolio since July 2006. Mr. Gendelman has 22 years of investment management experience as an analyst, portfolio manager and investment adviser.

Since March 31, 2006, the following individuals have served as portfolio managers of the fixed income portion of the Fund:  S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom. Each portfolio manager is a portfolio manager associated with Western Asset, which, like the manager, is a subsidiary of Legg Mason, Inc. Each of Messrs. Leech, Walsh, Eichstaedt and Mass have been employed as portfolio managers for Western Asset for the past five years. Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986.

Legg Mason Partners High Income Fund

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. The portfolio managers lead the team, and their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. On February 10, 2006, the following individuals were appointed to assume the day-to-day portfolio management responsibilities for the Fund: S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Timothy J. Settel and Mark Lindbloom. Each of the portfolio managers is a portfolio manager of Western Asset. Messrs. Leech, Walsh and Settel have been employed by Western Asset for more than five years.

Prior to joining Western Asset in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003.

Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of SaBAM and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986.

For a detailed description of each Fund’s portfolio managers compensation and Fund holdings please see Appendix J.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix F of this Proxy Statement/Prospectus.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Legg Mason and certain of the Acquiring Funds’ service providers, which include affiliates of Legg Mason, have a financial interest in the Reorganizations because their respective fees under agreements with the Acquiring Funds generally increase as the amount of the assets of the Acquiring Funds increase, and the amount of those assets will increase as a result of the Reorganization (although this increase in assets is expected to be offset by the concomitant loss of the Acquired Fund’s assets).

Information about the Acquired Funds and the Acquiring Funds is included in the Prospectuses and SAIs, annual reports and semi-annual reports filed with the SEC and dated as listed in Appendix L. Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge, by writing to the Funds at 125 Broad Street, New York, New York 10022, or by visiting Legg Mason’s website at www.leggmason.com/InvestorServices, or by calling the Acquired Funds at 800-451-2010 (shareholders of Legg Mason Partners Dividend and Income Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value), 800-446-1013 (shareholders of Salomon Brothers Balanced Fund), 800-822-5544 (Primary Class Shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio), or 888-425-6532 (Institutional Class and Financial Intermediary Class shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith, file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the Edgar Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Financial Highlights

The financial highlights of both Acquiring Funds that are contained in Appendix D have been derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm, except for the financial highlights of Legg Mason Partners High Income Fund for the six months ended January 31, 2006, which are unaudited.

Fiscal Year Ends

The fiscal year ends of the Acquired Funds are set forth below.

Acquired Fund	Fiscal Year End
Legg Mason Partners Dividend and Income Fund	July 31

Salomon Brothers Balanced Fund	December 31

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	April 30

Legg Mason Balanced Trust	March 31

Legg Mason High Yield Portfolio	December 31

The fiscal year ends of the Acquiring Funds are set forth below.

Acquiring Fund	Fiscal Year End
Legg Mason Partners Capital and Income Fund	December 31

Legg Mason Partners High Income Fund	July 31

Discussions regarding the historical performance of each Acquiring Fund is contained in Appendix E.

Distributors

Legg Mason Investor Services, LLC (“LMIS”), located at 100 Light Street, Baltimore, Maryland 21202, CGMI, located at 388 Greenwich Street, New York, New York 10013, and PFS Distributors, Inc., located at 3100 Breckenridge Boulevard, Bldg. 200, Duluth, Georgia 30199, serve as co-distributors for each of the Acquiring Funds. LMIS is a wholly owned subsidiary of Legg Mason.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Legg Mason or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ distributors, affiliates of Legg Mason, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Funds. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

FORM OF ORGANIZATION

It is proposed that the Legg Mason Partners and Salomon Brothers Funds be reorganized as series of Massachusetts business trusts aligned by asset class in order to reduce the number of registrants and that the surviving Massachusetts business trusts be reorganized as Maryland business trusts. A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus as Appendix G. In addition, each Fund’s current form of organization is set out in Appendix K.

It is further being proposed, in separate proxy materials, that shareholders of each Legg Mason Partners and Salomon Brothers Fund approve the consolidation of those Funds’ current boards into one of two boards, one for equity funds and one for fixed income funds. If the consolidated Boards are elected by Legg Mason Partners and Salomon Brothers Fund shareholders and the transactions described in the preceding paragraph are consummated, the following chart lists the Board and applicable Acquiring Fund.

Board	Fund
Equity Board	Legg Mason Partners Capital and Income Fund

Fixed Income Board	Legg Mason Partners High Income Fund

A comparison of the current composition of the Acquiring Funds’ Boards and their proposed composition is attached to this Proxy Statement/Prospectus as Appendix I.

CAPITALIZATION

The following table sets forth the unaudited capitalization of each Acquired Fund and Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Funds will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Pro Forma Combined Capitalization Table

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund, Balanced Trust and Legg Mason Partners Capital and Income Fund

As of December 31, 2005 (Unaudited)

	Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
Class A:(1)(2)(3)(4)
Net Assets	$474,577,151	$16,655,321	$54,043,889	—	$1,602,089,692	$9,484,491	†	$2,156,850,544
Shares Outstanding	37,945,641	1,363,713	4,169,738	—	93,575,406	(11,075,164)		125,979,334
Net Asset Value Per Share	$12.51	$12.21	$12.96	—	$17.12			$17.12

Class B:(1)
Net Assets	$52,209,002	$6,830,776	$18,433,491	—	$598,676,940	$(19,541	)†	$676,130,668
Shares Outstanding	4,186,449	560,629	1,435,679	—	35,245,688	(1,622,417	)†	39,806,028
Net Asset Value Per Share	$12.47	$12.18	$12.84	—	$16.99			$16.99

Class C:(1)(4)(5)
Net Assets	$52,659,236	$5,763,099	$24,458,096	—	$445,594,062	$35,900,207	†	$564,374,700
Shares Outstanding	4,219,021	473,105	1,896,388	—	26,173,694	388,889	†	33,151,097
Net Asset Value Per Share	$12.48	$12.18	$12.90	—	$17.02			$17.02

Class O:(1)(6)
Net Assets	—	—	$1,834,371	—	$23,871,852	$(1,834,625	)†	$23,871,598
Shares Outstanding	—	—	140,285	—	1,403,468	(140,285	)†	1,403,468
Net Asset Value Per Share	—	—	$13.08	—	$17.01			$17.01

Class Y:(1)(4)(6)(7)
Net Assets	—	$7,668,071	—	—	$2,807,556	$13,281,356	†	$23,756,983
Shares Outstanding	—	627,457	—	—	161,666	578,878	†	1,368,001
Net Asset Value Per Share	—	$12.22	—	—	$17.37			$17.37

	Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Salomon Brothers Class A:#
Net Assets	—	—	—	—	$504,737	$(5)†	$504,732
Shares Outstanding	—	—	—	—	29,488		29,488
Net Asset Value Per Share	—	—	—	—	$17.12		$17.12

Salomon Brothers Class B:#
Net Assets	—	—	—	—	$264,673	$(3)†	$264,670
Shares Outstanding	—	—	—	—	15,611		15,611
Net Asset Value Per Share	—	—	—	—	$16.95		$16.95

Salomon Brothers Class C:#
Net Assets	—	—	—	—	$261,267	$(3)†	$261,264
Shares Outstanding	—	—	—	—	15,386		15,386
Net Asset Value Per Share	—	—	—	—	$16.98		$16.98

Primary Class:(5)
Net Assets	—	—	—	$35,927,876	—	$(35,927,876)	—
Shares Outstanding	—	—	—	3,200,093	—	(3,200,093)	—
Net Asset Value Per Share	—	—	—	$11.23	—		—

Financial Intermediary Class:(3)
Net Assets	—	—	—	$9,555,707	—	$(9,555,707)	—
Shares Outstanding	—	—	—	853,060	—	(853,060)	—
Net Asset Value Per Share	—	—	—	$11.20	—		—

Institutional Class:(7)
Net Assets	—	—	—	$11,456,277	—	$(11,456,277)	—
Shares Outstanding	—	—	—	1,026,017	—	(1,026,017)	—
Net Asset Value Per Share	—	—	—	$11.17	—		—

#	Effective April 21, 2006, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares were exchanged for Smith Barney Class A shares.
(1)	Effective April 21, 2006, Legg Mason Partners Capital and Income Fund’s Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O and Smith Barney Class Y shares were renamed Class A, Class B, Class C, Class O and Class Y shares, respectively.
(2)	The net assets and shares outstanding for Legg Mason Partners Dividend and Income Fund Class A shares reflect the exchange of Legg Mason Partners Dividend and Income Fund Class O shares, which took place on April 21, 2006.
(3)	Legg Mason Balanced Trust Financial Intermediary Class will be exchanged for Legg Mason Partners Capital and Income Fund Class A shares.
(4)	Reflects estimated adjustment due to the difference in valuation policies between Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund. Legg Mason Balanced Trust uses bid prices to value fixed income securities while Legg Mason Partners Capital and Income Fund uses the mean between bid and asked prices.
(5)	Legg Mason Balanced Trust Primary Class will be exchanged for Legg Mason Partners Capital and Income Fund Class C shares.
(6)	Salomon Brothers Balanced Fund Class O shares will be exchanged for Legg Mason Partners Capital and Income Fund Class Y shares.
(7)	Legg Mason Balanced Trust Institutional Class will be exchanged for Legg Mason Partners Capital and Income Fund Class Y shares.
†	Reflects adjustments for estimated reorganization expenses of $142,000 related to the Acquired and Acquiring Funds.

Pro Forma Combined Capitalization Table

Legg Mason High Yield Portfolio and

Legg Mason Partners High Income Fund

As of January 31, 2006 (Unaudited)

	Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners High Income Fund
Primary Class: (a)
Net Assets	$157,178,462	—	$(157,178,462)		—
Shares Outstanding	17,437,919	—	(17,437,919)		—
Net Asset Value Per Share	$9.01	—	—		—

Institutional Class: (b)
Net Assets	$12,800,155	—	$(12,800,155)		—
Shares Outstanding	1,414,912	—	(1,414,912)		—
Net Asset Value Per Share	$9.05	—	—		—

Class A:
Net Assets	—	$366,003,869	$(14,389	) #	$365,989,480
Shares Outstanding	—	53,816,164	—		53,816,164
Net Asset Value Per Share	—	$6.80			$6.80

Class B:
Net Assets	—	$223,124,169	$(8,772	) #	$223,115,397
Shares Outstanding	—	32,683,488	—		32,683,488
Net Asset Value Per Share	—	$6.83			$6.83

Class C: (a)
Net Assets	—	$163,233,908	$157,869,150	(c)(d)#	$321,103,058
Shares Outstanding	—	23,888,381	23,105,207	(c)(d)#	46,993,588
Net Asset Value Per Share	—	$6.83			$6.83

Class Y: (b)
Net Assets	—	$8,154,466	$12,856,604	(c)(d)#	$21,011,070
Shares Outstanding	—	1,192,982	1,881,015	(c)(d)#	3,073,997
Net Asset Value Per Share	—	$6.84			$6.84

(a)	Legg Mason High Yield Portfolio Primary Class will be exchanged for Legg Mason Partners High Income Fund Class C shares.
(b)	Legg Mason High Yield Portfolio Institutional Class will be exchanged for Legg Mason Partners High Income Fund Class Y shares.
(c)	Reflects estimated adjustment due to difference in valuation policies between the Legg Mason High Yield Portfolio and Legg Mason Partners High Income Fund. Legg Mason High Yield Portfolio uses bid prices to value fixed income securities while Legg Mason Partners High Income Fund uses the mean between bid and asked prices.
(d)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
#	Reflects adjustments for estimated reorganization expenses of $59,800 related to the Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements

DIVIDENDS AND DISTRIBUTIONS

The chart below shows the current dividend and distribution policy of each Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Dividend and Income Fund: Income dividends, if any, paid quarterly and capital gains, if any, distributed annually.	Legg Mason Partners Capital and Income Fund: Income dividends, if any, paid monthly and capital gains, if any, distributed at least annually.
Salomon Brothers Balanced Fund: Income dividends, if any, paid quarterly and capital gains, if any, distributed annually.	Legg Mason Partners Capital and Income Fund: Income dividends, if any, paid monthly and capital gains, if any, distributed at least annually.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value: Income dividends and capital gains, if any, distributed annually.
Legg Mason Balanced Trust: Income dividends, if any, paid quarterly and capital gains, if any, distributed annually.	Legg Mason Partners Capital and Income Fund: Income dividends, if any, paid monthly and capital gains, if any, distributed at least annually.

Legg Mason High Yield Portfolio: Income dividends, if any, paid monthly and capital gains, if any, distributed annually.	Legg Mason Partners High Income Fund: Income dividends, if any, paid monthly and capital gains, if any, distributed annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For more information on the distribution policies of the Acquiring Funds, see “Purchase, Redemption and Exchange Information” at Appendix B to this Proxy Statement/ Prospectus.

OTHER BUSINESS

The Boards of the Acquired Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment or postponement thereof, the persons named as proxies will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARDS

Shareholders who want to communicate with the Boards or any individual Board member should write their Fund to the attention of Robert I. Frenkel, Secretary, 125 Broad St., 10th Floor, New York, New York 10004 for Legg Mason Partners and Salomon Brothers Funds and to the attention of Richard M. Wachterman, Secretary, 100 Light Street, Baltimore, Maryland 21202 for Legg Mason Funds. The letter should indicate that you are a Fund shareholder. If the communication is intended for a specific Board member and so indicates, it will be sent only to that Board member. If a communication does not indicate a specific Board member it will be sent to the chair of the nominating and governance committee of the Board and the outside counsel to the Independent Board Members for further distribution as deemed appropriate by such persons.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Boards of the Acquired Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with the Notice of Special Meeting and a proxy card, are first being mailed to shareholders of each Acquired Fund on or about September 11, 2006 or as soon as practicable thereafter. Only shareholders of record as of the close of business on September 1, 2006 (the “Record Date”) will be entitled to notice of, and to vote at, the Meeting, and at any adjournments or postponements thereof. Shareholders can only vote on matters affecting the Acquired Fund(s) in which they hold shares. Because the proposals in the Proxy Statement/Prospectus are separate for each Acquired Fund, it is essential that shareholders who own shares of more than one Acquired Fund complete, date, sign and return each proxy card they receive. If the enclosed proxy card is properly signed and dated and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly signed and dated proxy cards will be voted “FOR” approval of the relevant Reorganization Agreement and “FOR” any other matters the proxies deem appropriate. Please see Appendix M to this Proxy Statement Prospectus for instructions on how to sign your proxy card.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the applicable Acquired Fund a subsequently dated proxy, (2) delivering to the applicable Acquired Fund a written notice of revocation (addressed to the Secretary at the principal executive office of the Acquired Fund at the address shown at the beginning of this Proxy Statement/Prospectus) or (3) otherwise giving notice of revocation at the Meeting, at all times prior to the exercise of the authority granted in the proxy card. Merely attending the Meeting, however, will not revoke any previously executed proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or through the Internet. This will help us ensure that an adequate number of shares are present for the Meeting to be held.

Votes cast by proxy or in person at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting. The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name,” as to which proxies have been returned but (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as present for purposes of determining a quorum.

Broker-dealer firms holding shares of a Fund in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares with respect to approval of the Reorganization Agreement before the Meeting. The NYSE may take the position that a broker-dealer that is a member of the NYSE and that has not received instructions from a customer or client prior to the date specified in the broker-dealer firm’s request for voting instructions may not vote such customer or client’s shares with respect to approval of the Reorganization Agreement. A signed proxy card or other authorization by a beneficial owner of Fund shares that does not specify how the beneficial owner’s shares should be voted on the proposal may be deemed an instruction to vote such shares in favor of the proposal.

If you hold shares of an Acquired Fund through a bank or other financial institution or intermediary (called a service agent) that has entered into a service agreement with the Acquired Fund or a distributor of the Acquired Fund, the service agent may be the record holder of your shares. At the Meeting, a service agent will vote shares for which it receives instructions from its customers in accordance with those instructions. A signed proxy card or other authorization by a shareholder that does not specify how the shareholder’s shares should be voted on the proposal may be deemed an instruction to vote such shares in favor of the proposal. Depending on its policies, applicable law or contractual or other restrictions, a service agent may be permitted to vote shares with respect to which it has not received specific voting instructions from its customers. In those cases, the service agent may, but many not be required to, vote such shares in the same proportion as those shares for which the service agent has received voting instructions.

If you beneficially own shares that are held in “street name” through a broker-dealer or that are held of record by a service agent, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your broker-dealer or service agent specific instructions as to how you want your shares to be voted.

Photographic identification will be required for admission to the Meeting.

Proxy Solicitation

With respect to the Reorganizations of the Legg Mason Partners Funds and Salomon Brothers Funds, management will pay all the printing, proxy solicitation, mailing and postage costs of each Reorganization, 75% of the costs attributable to the other proxy materials being sent to shareholders of all the Legacy CAM Funds and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees. Management will pay the entire costs of the Legg Mason Fund Reorganizations.

Solicitation may be made by letter or telephone by officers or employees of Legg Mason, or by dealers and their representatives. Brokerage houses, banks and other fiduciaries may be requested to forward proxy solicitation material to the beneficial owner of shares of the applicable Fund to obtain authorization for the execution of proxies. Legg Mason will reimburse brokerage firms, custodians, banks and fiduciaries for their expenses in forwarding the Proxy Statement/Prospectus and proxy materials to the beneficial owners of each Acquired Fund’s shares. In addition, Legg Mason, on behalf of each Fund, has retained Computershare Fund Services, Inc. (“Computershare”), a proxy solicitation firm, to assist in the solicitation of proxies. It is anticipated that Computershare will be paid approximately $650,000 for such solicitation services to be borne by Legg Mason. Computershare may solicit proxies personally and by telephone. Each Fund’s portion of the foregoing expenses is not subject to any contractual cap or voluntary agreement to waive fees and/or reimburse expenses that may otherwise apply to that Fund.

Quorum

The chart below shows the quorum requirement for each Acquired Fund. A Fund’s shareholders may hold a Meeting for that Fund if the quorum requirement for that Fund is met, regardless of whether any other Fund’s quorum requirement is met.

Acquired Fund	Quorum
Legg Mason Partners Dividend and Income Fund	Majority of shares entitled to vote

Salomon Brothers Balanced Fund	One-third of shares entitled to vote

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Majority of shares entitled to vote

Legg Mason Balanced Trust	One-third of shares entitled to vote

Legg Mason High Yield Portfolio	One-third of shares entitled to vote

Vote Required

For each Acquired Fund, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of such Acquired Fund, which under applicable law means the lesser of (a) 67% or more of the voting power of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Acquired Fund. Shareholders of the Acquired Funds are entitled to one vote for each share and fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will have the effect of a vote against adjournment and against approval of the relevant Reorganization Agreement. Accordingly, shareholders are urged to forward their voting instructions promptly.

Adjournments

If the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and voted at the Meeting. If in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods. With respect to the Acquired Funds that are Massachusetts Fund, in the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned. With respect to the Acquired Funds that are Maryland Corporations the meeting may be adjourned up to 120 days after the original record date for the Meeting without further notice other than announcement at the Meeting.

Future Shareholder Proposals

The Acquired Funds do not hold annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of an Acquired Fund must be received at the offices of a Legg Mason Partners or Salomon Brothers Fund, 125 Broad Street, 10th Floor, New York, New York 10004, or a Legg Mason Fund, 100 Light Street, Baltimore, Maryland 21202 at a reasonable time before the Fund begins to print and mail its proxy materials. Timely submission of a proposal does not guarantee that such proposal will be included in a proxy statement.

Record Date and Outstanding Shares

Only shareholders of record of each Acquired Fund at the close of business on September 1, 2006 are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each class of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Acquired Fund	Share Class	Shares Outstanding
Legg Mason Partners Dividend and Income Fund	A	34,524,188.575
Legg Mason Partners Dividend and Income Fund	B	3,382,215.121
Legg Mason Partners Dividend and Income Fund	C	3,707,694.109
Salomon Brothers Balanced Fund	A	4,017,356.477
Salomon Brothers Balanced Fund	B	1,053,358.392
Salomon Brothers Balanced Fund	C	1,729,130.177
Salomon Brothers Balanced Fund	O	126,202.661
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	A	1,323,651.002
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	B	544,627.737
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	C	394,209.049
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Y	862,522.912
Legg Mason Balanced Trust	Primary	3,457,092.677
Legg Mason Balanced Trust	Institutional	914,102.437
Legg Mason Balanced Trust	Financial Intermediary	500,373.088
Legg Mason High Yield Portfolio	Primary	16,321,629.123
Legg Mason High Yield Portfolio	Institutional	1,371,782.880

To the knowledge of the Acquired Funds and the Acquiring Funds, as of August 21, 2006, except as set forth in Appendix H, no person owned beneficially or of record 5% or more of any class of an Acquired Fund’s or an Acquiring Fund’s outstanding shares.

To the knowledge of the Funds, as of August 21, 2006, less than 1% of the outstanding shares of each Acquired Fund and each Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of each Acquired Fund and each Acquiring Fund.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Willkie Farr & Gallagher LLP.

THE BOARDS OF THE ACQUIRED FUNDS, INCLUDING THE INDEPENDENT BOARD MEMBERS, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS. ANY SIGNED AND DATED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

By order of the Boards of Directors/Trustees,

Richard M. Wachterman Secretary Legg Mason Income Trust, Inc. Legg Mason Investors Trust, Inc.	Robert I. Frenkel Secretary Legg Mason Partners Investment Series Legg Mason Partners Income Funds Legg Mason Partners Investment Funds, Inc. Salomon Brothers Series Funds, Inc.

Appendix A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this          day of                     , 2006, by and among [            ], a [Massachusetts business trust/Maryland corporation] (the “Acquiring Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], on behalf of its series [name of series] (the “Acquiring Fund”), [                                ], a [Massachusetts business trust/Maryland corporation] (the “Acquired Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], [on behalf of its series [name of series]] (the “Acquired Fund”), and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series or the sole series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement shall qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and (ii) this Agreement shall constitute a plan of reorganization within the meaning of Treasury Regulation Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of [beneficial interest/common stock] of the Acquiring Fund (the “Acquiring Fund Shares”) corresponding to the classes of outstanding shares of [beneficial interest/common stock] of the Acquired Fund (the “Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and [(3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund and termination of the Acquired Fund] [(3) the subsequent distribution of the Acquiring Fund Shares and any of the remaining properties and assets to the shareholders of the Acquired Fund and the termination of the Acquired Fund], as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

[Include if Acquired Entity will have no remaining series after the Reorganization:] WHEREAS, following the Reorganization, the Acquired Entity will deregister as an investment company in accordance with the rules of the Securities and Exchange Commission (the “Commission”);]

[Include if Acquired Entity is organized in Massachusetts and will have no remaining series after the Reorganization: WHEREAS, following the effective date of its deregistration, the Acquired Entity shall voluntarily dissolve in accordance with Massachusetts law;]

WHEREAS, the Acquired Fund currently owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of [Trustees/Directors] of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

WHEREAS, the Board of [Trustees/Directors] of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. FOR THE MASSACHUSETTS BUSINESS TRUSTS: TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND; FOR THE MARYLAND CORPORATIONS: TRANSFER OF THE ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES, THE SUBSEQUENT DISTRIBUTION OF ACQUIRING FUND SHARES AND THE TERMINATION OF THE PREDECESSOR FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). [Add as appropriate: For purposes of this Agreement, the Class [    ] shares of the Acquired Fund correspond to the Class [        ] shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund.]

1.2 The property and assets of the Acquired Entity, attributable to the Acquired Fund, to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, including, without limitation, all indemnification obligations of the Acquired Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall [take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of the Acquired Fund, shall] (a) distribute to the latter’s shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Entity, on behalf of the Acquired Fund, pursuant to paragraph 1.1 [and (b) completely liquidate and dissolve in accordance with Massachusetts law] [and (b) thereafter, redeem or cancel, as the case may be, shares of the Acquired Fund in accordance with Maryland law and (c) terminate the Acquired Fund]. Such distribution [and liquidation] shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date. [All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund.] The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the [Securities and Exchange Commission (“Commission”)] [if already defined: Commission], any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Acquired Fund. [The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.]

[Include if the Acquired Entity is organized in Massachusetts and has no remaining series following the Reorganization: 1.8 As promptly as practicable following the Reorganization, the Acquired Entity will take all necessary action to effect its deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of Massachusetts law.]

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Acquired Entity adopted in good faith by the Acquired Entity Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Acquiring Entity Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Acquiring Entity adopted in good faith by the Acquiring Entity Board. All computations of value pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

2.3 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be [            ], 2006/7, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value and/or the net asset value per share of each class of shares of the Acquiring Fund is calculated in accordance with paragraph 2.2 and after the declaration of any dividends. The Closing shall be held at the offices of [            ] or at such other time and/or place as the parties may agree.

3.2 The Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Acquiring Entity, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct [            ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to the Acquiring Fund and the Acquired Entity Board with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Acquired Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

(a) The Acquired Fund is duly established as a series of the Acquired Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended and/or supplemented (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result, in a material violation of [Massachusetts/Maryland] law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Acquired Entity, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as at the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, have been audited by [            ], an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquired Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquired Fund as at the last day of and for the most recently completed fiscal half year of the Acquired Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquiring Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquired Fund, and all known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any allowable capital loss carryover) (as defined in the Code) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Acquired Fund will not have any tax liability under Section 852 or Section 4982.

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

(n) The Acquired Fund will review its assets to ensure that at any time after its shareholders have approved this Agreement and prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Acquired Entity and the Acquired Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Acquiring Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with the power under its [Declaration of Trust/Articles of Incorporation], as amended and/or supplemented (the “Acquiring Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Acquired Entity) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result, in a material violation of [Massachusetts/Maryland] law or of the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as at the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, have been audited by [            ], an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquiring Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquiring Fund as at the last day of and for the most recently completed fiscal half year of the Acquiring Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquiring Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquired Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquiring Fund, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) (as defined in the Code) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for taxable years ending prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5. COVENANTS

The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquired Entity will call and hold a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Entity, on behalf of the Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Acquired Entity, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Entity, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Entity shall not change the Acquiring Entity Charter, prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 Prior to the Valuation Date, the Acquired Entity Board shall adopt the valuation procedures of the Acquiring Entity with respect to the Acquired Fund.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED ENTITY

The obligations of the Acquired Entity, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Entity’s election, to the following conditions:

6.1 All representations and warranties of the Acquiring Entity, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Entity on behalf of the Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY

The obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Entity’s election, to the following conditions:

7.1 All representations and warranties of the Acquired Entity, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Acquiring Fund, a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Acquired Fund. The Acquired Entity, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of the Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY AND ACQUIRED ENTITY

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Acquired Fund, or the Acquiring Entity, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the Acquired Fund or Acquiring Fund, as applicable, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and [Massachusetts/Maryland] law, [Include for Massachusetts Acquired Entity that has no remaining series after the Reorganization: which approval shall include approval of the dissolution of the Acquired Entity under Massachusetts law], and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Acquired Fund, or the Acquiring Entity, with respect to the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The parties shall have received the opinion of Dechert LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations made by the Acquired Entity, on behalf of the Acquired Fund, the Acquiring Entity, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders except for gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code and/or stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets. The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.5.

8.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of [Acquired Fund Counsel], in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a [business trust/corporation] existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquired Entity, with respect to the Acquired Fund, has the [power as a business trust/corporate power] to carry on its business as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity or any contracts or other documents known to [Acquired Fund Counsel] which can affect the rights or obligations of the Acquired Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquired Entity, on behalf of the Acquired Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] for the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquired Entity pursuant to paragraph 4.1 of this Agreement, the Acquired Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquired Fund. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquired Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquiring Entity, they have relied on the opinion of [            ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [            ].

8.7 The Acquired Entity, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of [Acquiring Fund Counsel], in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a [business trust/corporation] existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquiring Entity, with respect to the Acquiring Fund, has the [power as a business trust/corporate power] to carry on its business as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as is known to such counsel, delivered by the Acquiring Entity, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity or any contracts or other documents known to [Acquiring Fund Counsel] which can affect the rights and obligations of the Acquiring Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquiring Entity, on behalf of the Acquiring Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] with respect to the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws, as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquiring Entity pursuant to paragraph 4.2 of this Agreement, the Acquiring Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquiring Fund. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquiring Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquired Entity, on behalf of the Acquired Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquired Entity, they have relied on the opinion of [            ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [            ].

8.8 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Acquiring Entity Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Acquiring Entity, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 [If this Agreement relates to the Reorganization of a Legg Mason Partners or Salomon Brothers Fund: Legg Mason Partners Fund Advisor, LLC will pay the printing, proxy solicitation, mailing and postage costs of the Reorganization. Additional costs, including expenses related to the preparation and filing of the Registration Statement, legal fees and auditor fees, shall be divided equally between Legg Mason Partners Fund Advisor, LLC, on the one hand, and the Acquiring Entity and the Acquired Entity, on the other hand. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

10.2 [If the Agreement relates to the Reorganization of a Legg Mason Fund: Legg Mason Partners Fund Advisor, LLC will pay all the costs of the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively. Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Closing Date.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

Add the following provision if any party is a Mass. business trust:

[15.5 The [Acquired Entity Charter] [Acquiring Entity Charter] is [are] on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the [Acquired Entity Charter] [Acquiring Entity Charter], the obligations of the [Acquired Entity] [Acquiring Entity] with respect to the [Acquired Fund] [Acquiring Fund] entered into in the name or on behalf the [Acquired Entity] [Acquiring Entity] by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the [Acquired Entity] [Acquiring Entity], personally, but bind only the assets of the [Acquired Entity] [Acquiring Entity] belonging to the [Acquired Fund] [Acquiring Fund], and all persons dealing with any series or funds of [Acquired Entity] [Acquiring Entity] must look solely to the assets of the [Acquired Entity] [Acquiring Entity] belonging to such series or fund for the enforcement of any claims against the [Acquired Entity] [Acquiring Entity].

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

[ACQUIRING ENTITY], on behalf of its series [ACQUIRING FUND]		[ACQUIRED ENTITY], on behalf of its series [ACQUIRED FUND]

By:		By:
	Name:		Name:
	Title:		Title:

Solely for purposes of paragraph 10.2 of this Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

SCHEDULE 4.1

SCHEDULE 4.2

APPENDIX B

Purchases, Redemptions and Exchanges of Fund Shares;

Other Shareholder Information

This section describes the classes of shares that the Acquiring Funds will make available after the Reorganizations are effected and how shareholders may buy and sell Fund shares. It also describes how the Funds value their securities and the Funds’ policies on frequent trading of Fund shares.

Choosing a class of shares to buy

Individual investors can choose among three classes of shares: Classes A, B and C. Institutional and retirement plan investors can choose among four1 classes of shares: Class C, Institutional Class (formerly Class Y), Class R and Financial Intermediary Class. Class R and Financial Intermediary Class shares are not offered in this Proxy Statement/Prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Not all Funds offer all classes.

When choosing which class of shares to buy, you should consider:

•	How much you plan to invest.

•	How long you expect to own the shares.

•	The expenses paid by each class; and

•	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares of an equity or fixed income fund of $100,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

•	Certain broker/dealers, financial intermediaries, financial institutions, or a distributor’s financial advisors. Each of these intermediaries will be referred to as a “Service Agent.”

•	The Fund, but only if you are investing through certain qualified plans or Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

[1]	All current retirement plan investors along with certain existing programs for current and prospective investors sponsored by Financial Intermediaries investing in Class A shares will continue to be eligible to purchase Class A shares.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

	Class A		Class B		Class C		Class 1		Institutional Class (formerly Class Y)
General	$500		$500		$500		$1,000		$1 million
Individual Retirement Accounts (“IRAs”), Self Employed Retirement Plans, Uniform Gifts or Transfers to Minor Accounts, Coverdell Education Savings Accounts, Individual 403(B)(7) Custodial Accounts, Section 529 College Savings Accounts	$250		$250		$250		$250		N/A
Simple IRAs and certain programs offered by third-party intermediaries that provide sub-accounting services, including Asset Allocation Programs, Wrap Account Programs, Fee-based Programs and Unified Managed Account Programs or individual accounts within such programs.	$1		$1		$1		$1		N/A
Other Retirement Plans* with Omnibus accounts held on the books of the Funds.	None	***	None	***	None	****	None	***	None	****
Retirement Plans*	N/A		N/A		None		N/A		$1 million
Clients of Eligible Financial Intermediaries**	N/A		N/A		None		N/A		None
Monthly Systematic Investment Plans	$25		$25		$25		$25		N/A
Quarterly Systematic Investment Plans	$50		$50		$50		$50		N/A

w*	Retirement Plans include 401(k) plans, 457 plans, defined benefit pension plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, Individual 403(b)(7) custodial accounts, Keogh plans or Section 529 College Savings Accounts.
**	Financial Intermediaries include retirement plan providers and sponsors of Section 529 College Savings programs, managed accounts, and other similar wrap accounts and asset allocation and investment programs.
***	As of November 20, 2006, Class A and Class B shares will no longer be offered to Retirement Plans with omnibus accounts held on the books of the Funds. However, Retirement Plans that hold Class A or Class B shares prior to that date will continue to be permitted to make additional investments in the Class. Certain existing programs for current or prospective Retirement Plan investors sponsored by financial intermediaries will also remain eligible for Class A shares.
****	Minimums may be imposed by a financial intermediary.

The additional minimum investment requirements are as follows:

•	Classes A, B and C shares generally: $50

•	Simple IRAs and certain programs offered by third-party intermediaries that provide sub-accounting services, including Asset Allocation Programs, Wrap Account Programs, Fee-based Programs and Unified Managed Account Programs or individual accounts within such programs: $1

•	Monthly investment plans: $25

•	Systematic plan for any frequency (i.e. monthly, quarterly, etc.): $25

More information about the classes of shares offered by each Fund is available through the Legg Mason Partners’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	the front-end sales charges that apply to the purchase of Class A shares

•	the deferred sales charges that apply to the redemption of Class B and Class C shares (and certain Class A shares redeemed within one year of purchase)

•	who qualifies for lower sales charges on Class A shares

•	who qualifies for a sales charge waiver

Go to http://www.leggmason.com/InvestorServices and click on the name of the Fund.

Comparing the funds’ classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class I (formerly Class Y)
Key features	Initial sales charge You may qualify for reduction or waiver of initial sales charge Lower annual expenses than Class B or C	No initial sales charge Deferred sales charge declines over time Converts to Class A after 8 years Higher annual expenses than Class A	No initial sales charge Deferred sales charge for only one year Does not convert to Class A Higher annual expenses than Class A	No initial or deferred sales charge Lower annual expenses than Class A, B, or C

Initial sales charge	Up to 5.75% for equity funds and up to 4.25% for fixed income funds, reduced for large purchases and waived for certain investors. No initial sales charge for purchases of $1 million or more of equity funds and fixed income funds	None	None	None

	Class A	Class B	Class C	Class I (formerly Class Y)
Deferred sales charge	1.00% (on purchases of $1 million or more for equity funds and $500,000 or more for fixed income funds) if you redeem shares during the first year of purchase. No deferred sales charge is imposed on redemptions by employee benefit accounts having omnibus accounts with the funds	Up to 5.00% is charged for equity funds and up to 4.50% is charged for fixed income funds when you redeem shares. The charge is reduced over time and there is no deferred sales charge after 5 years.

1.00% if you redeem equity or fixed income fund shares within the first year of purchase.

No deferred sales charge is imposed on redemptions by employee benefit accounts having omnibus accounts with the Funds

None

Annual distribution and service fees	0.25% of average daily net assets	1.00% of average daily net assets for equity funds and 0.75% of average daily net assets for fixed income funds	1.00% of average daily net assets for equity funds and 0.70% of average daily net assets for fixed income funds	None

Exchange privilege*	Class A shares of Legg Mason Partners Funds	Class B shares of Legg Mason Partners Funds	Class C shares of Legg Mason Partners Funds	None

*	Ask your Service Agent for the Legg Mason Partners Funds available for exchange.

Sales charge

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Funds’ distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. Each distributor retains this portion of the sales charge that is not paid to the broker/dealer in accordance with the table below. For shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of the sales charge. For shares sold by CGMI, CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge and LMIS will receive any portion not retained by CGMI. For shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Equity Funds

Amount of purchase	Sales Charge as a % of offering price	Sales Charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Up to $25,000	5.75	6.10	5.00
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
Over $1 million*	-0-	-0-	up to 1.00

*	A distributor will pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the distribution and service fee.

Fixed income funds

Amount of purchase	Sales Charge as a % of offering price	Sales Charge as a % of net amount invested	Broker/Dealer Commission as a % of offering price
Up to $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
Over $1 million	-0-	-0-	up to 1.00

*	A distributor will pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain the distribution and service fee.

Investments at net asset value

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares of an equity fund or $500,000 or more of a fixed income fund. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of Legg Mason Partners funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. Certain records, such as account statements, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation Privilege—lets you combine the current value of Class A shares of the Fund with all other shares of Legg Mason Partners funds that are owned by:

•	you; or

•	your spouse and children under the age of 21;

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Shares of money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds) and Legg Mason Partners S&P 500 Index Fund may not be combined.

Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent—lets you purchase Class A shares of Legg Mason Partners funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of any Legg Mason Partners fund shares that are subject to a sales charge and are purchased during the 13-month period by:

•	you; or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares. You may also backdate your letter up to 90 days in which case eligible purchases made during that period will be treated as purchases made under the letter. In addition, you can include towards your asset goal amount the current value of any eligible purchases that were made prior to the date of entering into the letter of intent and are still held.

If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds) and Legg Mason Partners S&P 500 Index Fund may not be combined.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Service Agents having dealer, service or other selling agreements with the Fund’s distributor

•	Investors who redeemed Class A shares of a Legg Mason Partners fund in the past 60 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason sponsored fund

•	Employees of Legg Mason, Inc. and its subsidiaries

Existing retirement plans (including plans held in brokerage accounts and those with an omnibus relationship with a Fund) holding Class A shares will continue to be eligible to purchase Class A shares on a load-waived basis.

If you qualify for a waiver of the Class A initial sales charge, you must provide sufficient information to your Service Agent or the Transfer Agent at the time of purchase to permit verification that your purchase qualifies for such waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or visit the Legg Mason Partners’ website: http://www.leggmason.com/InvestorServices and click on the name of the Fund.

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Equity funds

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5.00%	4.00%	3.00%	2.00%	1.00%	-0-

Fixed income funds

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	4.50	4.00%	3.00%	2.00%	1.00%	-0-

LMIS will pay Service Agents other than PFS, including CGMI, selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell and LMIS will retain the deferred sales charges. For Class B shares sold by PFS, PFS will pay the commission of up to 4.00% of the purchase price of the Class B shares sold by its Service Agents and will retain the deferred sales charges paid upon certain redemptions. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Shares of legacy Salomon Brothers Funds issued before the date of platform consolidation will maintain their current defined sales charge schedule but shares issued on or after the date of platform consolidation will be subject to the above deferred sales charge schedule.

Class B conversion

After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Legg Mason Partners fund

Eight years after the date of purchase payment	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Shares of legacy Salomon Brothers funds issued before the date of platform consolidation will convert to Class A shares at the end of the seventh year but shares issued on or after the date of platform consolidation will convert to Class A shares at the end of the eighth year.

Class C shares (available through certain Service Agents)

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge as follows:

Type of fund	Amount of CDSC
Equity	1.00%
Fixed income	1.00%

The deferred sales charge is waived for redemptions of Class C shares held by employee benefit plan accounts having omnibus accounts with the Funds.

LMIS will pay Service Agents selling Class C shares a commission of up to 1.00% (for equity funds) or 0.75% (for fixed income funds) of the purchase price of the Class C shares they sell and will retain the deferred sales charges and the distribution and service fee until the thirteenth month after purchase. Starting in the thirteenth month after purchase, Service Agents will receive an annual fee of up to 1.00% (for equity funds) or 0.75% (for fixed income funds) of the average daily net assets represented by the Class C shares serviced by them.

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore your sales charge will not take into account any subsequent appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

•	Shares exchanged for shares of another Legg Mason Partners fund;

•	Shares representing reinvested distributions and dividends; or

•	Shares no longer subject to the deferred sales charge.

Each time you place a request to redeem shares, the funds will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Legg Mason Partners fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

LMIS receives deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

•	On payments made through certain systematic withdrawal plans

•	On certain distributions from a retirement plan

•	For involuntary redemptions of small account balances

•	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or visit the Legg Mason Partners’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

Class I shares (available through certain Service Agents)

Institutional investors are eligible to buy Institutional Class shares at net asset value with no initial sales charge and no deferred sales charge upon redemptions. Investors must meet the $1,000,000 initial investment requirement.

Class I shares are offered with no minimum initial investment to financial intermediaries offering intermediary investment programs, including wrap account programs, retirement plans investing through omnibus account programs with the Funds and similar investors. Certain investment minimums may be imposed by intermediaries.

Shareholders holding Class I (formerly Class Y) shares on the date of platform consolidation will continue to be eligible to buy Class I shares.

Buying shares

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected:

•	Class of shares being bought

•	Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the Funds	Financial Intermediary accounts, Retirement Plan accounts and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the Funds.

Clients of a PFS Registered Representative should write the Funds at the following address:

Legg Mason Partners [Name of Fund]

(Specify class of shares) c/o PFPC Inc.

P.O. Box 9662

Providence, Rhode Island 02940-9662

•	For all other investors write the Funds at the following address:

Legg Mason Partners [Name of Fund]

(Specify class of shares) c/o PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

•	Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

•	For more information, please call Shareholder Services at 1-800-451-2010.

Through a Systematic Investment Plan	You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

•	Amounts transferred should be at least $25 monthly, quarterly, every alternative month, semiannually or annually.

•	If you do not have sufficient funds in your account on a transfer date, your Service Agent or the transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent.

Exchanging shares

Legg Mason Partners offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Legg Mason Partners funds. Be sure to read the prospectus of the Legg Mason Partners fund into which you are exchanging. An exchange is a taxable transaction.

•	You may exchange shares only for shares of the same class of another Legg Mason Partners fund that is made available by your Service Agent. Not all Legg Mason Partners funds offer all classes.

•	Not all Legg Mason Partners funds may be offered in your state of residence or may be made available by your Service Agent. Contact your Service Agent or the transfer agent for further information.

•	Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. Your shares will not be subject to an initial sales charge at the time of the exchange.

•	If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective. The Acquiring Funds will not issue share certificates in the Reorganizations. Share certificates of the Acquired Funds will be voided as part of the Reorganizations.

•	The Funds may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges	Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the Fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a Fund with a lower charge, the sales charge will not be reduced.

By telephone	If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Funds. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange (“NYSE”) is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the transfer agent at the address below.

Redeeming shares

Generally	Contact your Service Agent to redeem shares of the Funds.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail	For accounts held directly at a Fund, send written requests to the Fund at the applicable address.

For clients of a PFS Registered Representative, write PFPC Inc. c/o Primerica Shareholder Services at the following address:

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island 02940-9662

For all other investors, send your request to PFPC Inc. at the following address:

Legg Mason Partners [name of Fund]

(Specify class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Your written request must provide the following:

•	The fund name and your account number

•	The class of shares and the dollar amount or number of shares to be redeemed

•	Signatures of each owner exactly as the account is registered

By telephone	If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the Funds. You must complete an authorization form to authorize telephones redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The transfer agent may charge a fee on a wire or an electronic transfer (ACH).

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly, quarterly, every alternative month, semiannual or annual basis. To qualify, you must own shares of the Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

•	Your shares must not be represented by certificates

•	All dividends and distributions must be reinvested

For more information, contact your Service Agent.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

•	Name of the Fund

•	Your account number

•	Class of shares being bought, exchanged or redeemed

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	Signature of each owner exactly as the account is registered

The Funds’ transfer agent or Shareholder Services will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Funds nor their agents will bear any liability for such transactions.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming over $50,000

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account

•	Changed your account registration

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

•	You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The Funds have the right to:

•	Suspend the offering of shares

•	Waive or change minimum and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions

If at any time the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the Funds reserve the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Funds may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. The Funds may, with prior notice, change the minimum size of accounts subject to the mandatory redemption, which may vary by class, or implement fees for small accounts.

The Funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent.

Frequent purchases and sales of Fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the Funds’ Boards have approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Funds may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Boards have not adopted any specific restrictions on purchases and sales of Fund shares, but the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or Financial Intermediary or Retirement Plan accounts where the intermediary holds Fund shares for a number of its customers in one account. The Funds’ ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Funds’ service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Funds’ policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the Funds have adopted policies and procedures to prevent the selective release of information about the Funds’ portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Funds’ Boards reserve the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and their long-term shareholders, may be harmed. In addition, because the Funds have not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes. The Funds will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Boards may adopt in the future.

Share certificates

The Funds do not issue share certificates. If you currently hold share certificates, such certificates will continue to be honored.

Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of each Fund, the net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The Funds calculate their net asset values every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in each Fund’s SAI.

The Boards have approved procedures to be used to value the Funds’ securities for the purposes of determining the Funds’ net asset value. The valuation of the securities of the Funds is determined in good faith by or under the direction of the Boards. The Boards have delegated certain valuation functions for the Funds to the manager.

The Funds generally values their securities based on market prices determined at the close of regular trading on the NYSE. The Funds’ currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Boards using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Boards, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Boards. Certain Funds may invest in securities of small capitalization companies or high yield debt securities, some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable. Those Funds may use fair valuation procedures more frequently than Funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The Funds may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its net asset value.

A Fund may invest in securities that are listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem a Fund’s shares.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the transfer agent before the transfer agent’s close of business.

Taxes

The following discussion is very general. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Funds.

In general, you will have to pay Federal income taxes, as well as any state and local taxes, when you redeem shares, exchange shares or receive a distribution (whether paid in cash or reinvested in additional shares). Any tax liability that you owe as a result of any of these taxable events is your responsibility. The Federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year

Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain

Distributions of qualified dividend income	Qualified dividend income

Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have owned your shares. Distributions of qualified dividend income received by a non-corporate shareholder may qualify for a reduced tax rate, provided that the shareholder satisfies certain holding period requirements. Qualified dividend income generally is income derived from dividends from a U.S. corporation. Dividends from certain foreign corporations will also qualify. You may want to avoid buying shares when a Fund is about to declare a dividend or a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

After the end of each year, the Funds will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, the Funds will withhold Federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on taxable dividends and other payments that are subject to such withholding. The Funds will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you will be subject to back-up withholding at the rate of 28% on your distributions, dividends, and redemption proceeds. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

APPENDIX C

Comparison of Investment Objectives, Principal Investment Strategies and Management

The following chart lists the investment objective, principal investment policies, manager (and, when applicable, sub-adviser) and portfolio manager(s) of each Acquiring Fund and the Acquired Funds. The chart provides a side-by-side comparison for shareholders of the applicable Acquired Funds. For a more detailed analysis, including risk factors, please review the section “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus.

Legg Mason Partners Capital and Income Fund (Acquiring Fund)/ Legg Mason Partners Dividend and Income Fund (Acquired Fund)

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Partners Dividend and Income Fund (Acquired Fund)
Investment Objective(s)	Total return (that is, a combination of income and long-term capital appreciation).	Current income and long-term capital appreciation.

Principal Investment Policies

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, preferred stocks, REITs and convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities, or unrated securities of equivalent quality, along with options on securities indices. Fixed income securities may be of any maturity.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund is diversified.

The Fund invests in both equity and debt securities. The Fund normally maintains approximately 60% of its portfolio in equity securities and 40% in fixed income securities. The Fund has the additional flexibility to invest a minimum of 50% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 50% of its total assets in fixed income securities.

At least 80% of the equity portion of the portfolio will be invested in dividend-paying stocks.

Fixed income securities will include securities issued by the U.S. government (or its agencies and instrumentalities), corporate securities, and mortgage-backed and asset-backed securities. There are no restrictions on the maturity of the Fund’s individual fixed income securities, but the Fund normally expects to maintain an average portfolio maturity for the fixed income portion of its portfolio of between 5 and 15 years.

The Fund may invest up to 25% of its total assets in fixed income securities rated below investment grade.

The Fund may use derivatives to hedge, as a substitute for buying and selling securities and as a cash flow management technique.

The Fund may engage in forward roll transactions, in which the Fund sells a mortgage security while simultaneously agreeing to repurchase a similar security from the same party at a fixed price.

The Fund is diversified.

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Partners Dividend and Income Fund (Acquired Fund)
Principal Investment Strategies	The manager employs fundamental research and due diligence to assess a company’s growth potential, stock price, potential appreciation and valuation; credit quality, taking into account financial condition and profitability; future capital needs; potential for change in bond rating and industry outlook; and competitive environment and management ability.

The manager’s investment strategy for equity investments consists of individual company selection. The manager looks for investments among a strong core of growth and value stocks, consisting primarily of dividend-paying, blue chip companies dominant in their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

In selecting individual companies for the Fund’s portfolio, the manager looks for (1) current yield or potential for dividend growth; (2) strong or rapidly improving balance sheets; (3) recognized industry leadership; and (4) effective management teams that exhibit a desire to earn consistent returns for shareholders.

In addition, the manager considers (1) consistency and growth of dividends; (2) past growth records; (3) future earnings prospects; (4) technological innovation; and (5) general market and economic factors.

The Fund invests in a broad range of fixed income securities. In selecting individual fixed income securities for the Fund’s portfolio, the manager primarily focuses on the relative yields of securities and at various maturities. The manager looks for: favorable sector and maturity weightings based on its interest rate outlook, stable or improving credit quality and low price relative to credit and interest rate characteristics.

Investment Manager/Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company

Portfolio Managers

Equity Portion: Robert Gendelman (CAM NA)

Fixed Income Portion: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom (each associated with Western Asset Management Company)

Harry D. Cohen and Scott Glasser (CAM NA) S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Edward A. Moody and Mark Lindbloom (each associated with Western Asset Management Company)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)/ Salomon Brothers Balanced Fund (Acquired Fund)

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Salomon Brothers Balanced Fund (Acquired Fund)

Investment Objective(s)	Total return (that is, a combination of income and long-term capital appreciation).	The primary investment objective is to obtain above average income (compared to a portfolio invested in equity securities). A secondary investment objective is to take advantage of opportunities for growth of capital and income.

Principal Investment Policies

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, preferred stocks, REITs and convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities, or unrated securities of equivalent quality, along with options on securities indices. Fixed income securities may be of any maturity.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund is diversified.

The Fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. Under normal market conditions, at least 40% of the Fund’s assets are allocated to equity securities.

The Fund’s investments in non-convertible fixed income securities are primarily investment grade, but the Fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade. The Fund may invest in convertible securities without limit as to credit quality and amount.

The Fund’s investments in fixed income securities may be of any maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers including loan participations in foreign sovereign debt. The Fund may also invest in real estate investment trusts, mortgage-backed securities, convertible securities and asset-backed securities.

The Fund may use derivatives for any of the following purposes: to hedge against the economic impact of adverse changes in the market value of their portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; as a substitute for buying or selling securities; or to enhance the Fund’s return as a non-hedging strategy that may be considered speculative.

The Fund is diversified.

Principal Investment Strategies	The manager employs fundamental research and due diligence to assess a company’s growth potential, stock price, potential appreciation and valuation; credit quality, taking into account financial condition and profitability; future capital needs; potential for change in bond rating and industry outlook; and competitive environment and management ability.	In selecting stocks for investment, the manager applies a bottom-up analysis, focusing on companies with large market capitalizations; favorable dividend yields and price-to-earnings ratios; stocks that historically have been less volatile than the market as a whole; strong balance sheets; and a catalyst for appreciation and restructuring potential, product innovation or new development.

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Salomon Brothers Balanced Fund (Acquired Fund)
The manager considers both macroeconomic and issuer-specific factors in selecting the debt securities for its portfolio. In assessing the appropriate maturity, rating and sector weighting of the Fund’s portfolio, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the manager determines the preferable portfolio characteristics, the manager selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, and sector and issuer diversification. The manager also employs fundamental research and due diligence to assess an issuer’s (1) credit quality, taking into account financial condition and profitability; (2) future capital needs; (3) potential for change in rating and industry outlook; and (4) management’s ability to be competitive in its particular industry.

Investment Manager/Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company

Portfolio Managers

Equity Portion: Robert Gendelman (CAM NA)

Fixed Income Portion: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom (each associated with Western Asset Management Company)

Equity Portion: George J. Williamson and Patrick Hughes (CAM NA)

Fixed Income Portion: S. Kenneth Leech, Stephen A. Walsh, Mark Lindbloom, Carl L. Eichstaedt and Edward A. Moody (each associated with Western Asset Management Company)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)/ Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)
Investment Objective(s)	Total return (that is, a combination of income and long-term capital appreciation).	Balanced between long-term growth of capital and principal preservation.

Principal Investment Policies

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity

The Fund invests in a mix of equity securities of companies of any size and fixed income securities in the short-to-intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small-to-medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality.

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

related securities, including common stocks, preferred stocks, REITs and convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities, or unrated securities of equivalent quality, along with options on securities indices. Fixed income securities may be of any maturity.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund is diversified.

The All Cap Value segment seeks to structure a high-quality portfolio by investing in large, medium and small company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals.

The Fixed Income segment—Government Securities Management seeks to invest in short to intermediate term U.S. T-bills, notes, bonds and U.S. government agency securities—with an average maturity of approximately 2.5 to 7 years—using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or the passive purchase and holding of government securities until maturity.

The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income segment—Government Securities Management. The coordinating portfolio managers will rebalance the allocation of the segments in the Fund’s portfolio promptly to the extent the percentage of the Fund’s portfolio invested in any of the All Cap Growth, All Cap Value or Fixed Income—Government Securities Management segment’s securities diverges by more than 10% from the target allocation, except that the Fund will maintain a minimum of 25% of its net assets in the Fixed Income segment—Government Securities Management. The Fund may invest to a limited extent in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets.

The Fund is diversified.

Principal Investment Strategies	The manager employs fundamental research and due diligence to assess a company’s growth potential, stock price, potential appreciation and valuation; credit quality, taking into account financial condition and profitability; future capital needs; potential for change in bond rating and industry outlook; and competitive environment and management ability.

The portfolio’s strategy is to combine the efforts of three segment managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment’s managers.

The All Cap Growth managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements and long-term consistent operating histories.

The All Cap Value managers apply a selection process that is based on fundamental security analysis and stresses a long term value orientation. They seek to invest in companies whose stock

Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (Acquired Fund)

prices, in their opinion, are undervalued relative to the long-term business fundamentals. The managers favor companies that generally have strong balance sheets, and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The Fixed Income segment—Government Securities Management segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes and bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

Market Conditions	Portfolio Position	Average Maturity for the Segment
Rising interest rates	Defensive	2.5 years
Conditions unclear	Neutral	4.0 years
Falling interest rates	Positive	7.0 years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

Investment Manager/Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company

Portfolio Managers

Equity Portion: Robert Gendelman (CAM NA)

Fixed Income Portion: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom (each associated with Western Asset Management Company)

Roger Paradiso and Kirstin Mobyed (coordinating portfolio managers) (CAM NA)

All Cap Growth segment: Alan Blake and Richard A. Freeman (CAM NA)

All Cap Value segment: John Goode and Peter A. Hable (CAM NA)

Fixed Income Segment--Government Securities Management: Valerie Bannon and Ellen S. Cammer (each associated with Western Asset Management Company)

Legg Mason Partners Capital and Income Fund (Acquiring Fund)/ Legg Mason Balanced Trust (Acquired Fund)

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Balanced Trust (Acquired Fund)

Investment Objective(s)	Total return (that is, a combination of income and long-term capital appreciation).	Long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk.

Principal Investment Policies

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, preferred stocks, REITs and convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities, or unrated securities of equivalent quality, along with options on securities indices. Fixed income securities may be of any maturity.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund is diversified.

The Fund may invest up to 75% of its net assets in equity securities.

The Fund invests not less than 25% of its net assets in fixed-income securities.

The Fund may invest in securities of any maturity, but, under normal circumstances, expects to maintain its portfolio of fixed-income securities so as to have an average dollar-weighted maturity of between four and five years. The Fund’s fixed-income portfolio maintains a duration similar to that of its benchmark, the Lehman Brothers Intermediate Government/Credit Index.

No more than 5% of the Fund’s total assets will be invested in junk bonds.

The Fund is managed as a balanced fund. The target allocations are 60% to common stocks and 40% to fixed income securities.

The Fund is diversified.

Principal Investment Strategies	The manager employs fundamental research and due diligence to assess a company’s growth potential, stock price, potential appreciation and valuation; credit quality, taking into account financial condition and profitability; future capital needs; potential for change in bond rating and industry outlook; and competitive environment and management ability.

The adviser emphasizes equity securities that have a history of paying dividends and that, in the opinion of the adviser, offer the potential for long-term growth. In addition, the adviser may also invest in common stocks or securities convertible into common stocks that do not pay current dividends but offer prospects for capital appreciation and future income. Stocks are selected based on value-oriented selection criteria emphasizing factors such as the adviser’s evaluation of asset value, future cash flow and earnings potential. The adviser seeks to reduce investment risk through portfolio diversification.

Fixed-income security selection is based upon identifying those fixed-income securities that the adviser deems to be undervalued. Absent the ability to find undervalued securities outside the Treasury sector, the adviser will hold Treasury securities.

Under normal conditions, the fund is managed as a balanced fund. This approach attempts to “balance” the potential for growth and greater

	Legg Mason Partners Capital and Income Fund (Acquiring Fund)	Legg Mason Balanced Trust (Acquired Fund)

volatility of stocks with the historically stable income and more moderate average price fluctuations of fixed-income securities.

The adviser typically sells a stock when, in the adviser’s assessment, the gap between market price and intrinsic value is eliminated by reason of higher market prices or downward reassessment of intrinsic value by the adviser.

The adviser typically sells a fixed-income security when one of the following criteria is met: (1) a security reaches fair value and is no longer deemed to be undervalued based upon the adviser’s analysis; (2) the adviser continues to find value in a particular sector but has identified a security in that sector that appears to offer more attractive valuation characteristics; or (3) a change in fundamentals has occurred that alters the adviser’s view of the prospects for that particular security or sector.

Investment Manager/Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/CAM North America, LLC and Western Asset Management Company	Legg Mason Fund Adviser, Inc. (manager)/Bartlett & Co. (investment adviser)

Portfolio Managers

Equity Portion: Robert Gendelman (CAM NA)

Fixed Income Portion: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom (each associated with Western Asset Management Company)

Jason M. Kiss, David P. Francis and Troy R. Snider (Bartlett)

Legg Mason Partners High Income Fund (Acquiring Fund)/ Legg Mason High Yield Portfolio (Acquired Fund)

	Legg Mason Partners High Income Fund (Acquiring Fund)	Legg Mason High Yield Portfolio (Acquired Fund)
Investment Objective(s)	The Fund seeks high current income.	The Fund seeks high current income and, secondarily, capital appreciation.

Principal Investment Policies

The Fund invests at least 80% of the value of its net assets in high yield fixed income securities.

The Fund will not invest more than 10% of its assets in securities rated lower than B by both Moody’s and Standard & Poor’s

The Fund may invest in fixed income securities denominated either in U.S. dollars or foreign currencies, and may invest up to 40% of its assets in fixed income securities issued by foreign companies, including those in developing countries.

The Fund expects to maintain an average weighted maturity of between 5 and 10 years.

The Fund invests at least 80% of its net assets in high yield, fixed-income securities.

The Fund can invest in securities of any maturity and may change its average maturity based on the adviser’s outlook for the market.

The Fund’s remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the Fund or are acquired as part of a unit consisting of a combination of fixed-income securities and equity investments.

The remaining assets may also be invested in investment grade fixed-income securities.

	Legg Mason Partners High Income Fund (Acquiring Fund)	Legg Mason High Yield Portfolio (Acquired Fund)

The Fund may invest up to 20% of its assets in common stock or other equity securities.

The Fund may use derivatives to hedge, as a substitute for buying or selling securities, or as a cash flow management technique.

The Fund may invest in zero coupon bonds, which trade at a discount from face value because no interest is paid until maturity.

The Fund may invest in fixed income securities that are convertible into common stock of the issuer.

The Fund may invest up to 15% of its total assets in corporate loans.

The Fund is diversified.

The Fund may invest up to 25% of its total assets in securities denominated in foreign currencies, including securities of issuers based in emerging markets.

The Fund may invest up to 25% of its total assets in private placement securities (without counting securities purchased pursuant to Rule 144A).

The Fund may use certain derivatives to attempt to enhance its income or to attempt to hedge its investments.

The Fund is diversified.

Principal Investment Strategies

The manager attempts to minimize the risk of any individual security by diversifying the Fund’s investments across a range of issues, industries and maturity dates. In selecting high yield corporate fixed income securities, the manager considers and compares the relative yields of various types of obligations and employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time. The manager looks for:

Well-known companies with credit ratings within the upper- and middle-rated tiers of the high-yield debt market;

The Fund may invest in a wide variety of high yield fixed income securities, such as foreign and domestic corporate and government debt, preferred stocks, convertible securities, deferred interest securities, mortgage backed securities, asset backed securities and commercial paper.

The Fund’s managers establish a duration target by analyzing a variety of macroeconomic factors and a review of market pricing.

The managers carefully employ strategies to take advantage of shifts in the relationship between short, intermediate and long maturity securities.

“Fallen angels” or companies that are repositioning in the marketplace which the manager believes are temporarily undervalued; and

Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time.

The manager also employs an active sell strategy to dispose of securities that have a rising risk of default due to material changes in management, operations, earnings, or other internal or external factors.

In selecting equity securities for the Fund’s portfolio, the manager considers both quantitative and qualitative factors, including potential for growth and dividend yield.

The Fund’s managers believe that value can be added by rotating among and within various industries of the credit market.

The managers seek to identify companies with changing credit characteristics and securities that are undervalued and out of favor due to unique circumstances.

	Legg Mason Partners High Income Fund (Acquiring Fund)	Legg Mason High Yield Portfolio (Acquired Fund)

Investment Manager/Sub-Adviser	Legg Mason Partners Fund Advisor, LLC/Western Asset Management Company	Manager: Legg Mason Fund Adviser, Inc. Investment Adviser: Western Asset Management Company

Portfolio Managers	S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Timothy J. Settel and Mark Lindbloom (each associated with Western Asset Management Company)	S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds

APPENDIX D

Financial Highlights of Each Acquiring Fund

The financial highlights tables are intended to help you understand the performance of each class of each Acquiring Fund for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The financial highlights of both Acquiring Funds that are contained in this Appendix D have been derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm, except for the financial highlights of Legg Mason Partners High Income Fund for the six months ended January 31, 2006, which are unaudited. KPMG’s report, along with the Funds’ financial statements, is included in the annual report (available upon request).

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Smith Barney Class A Shares(1)	2005	2004	2003(2)	2002	2001
Net Asset Value, Beginning of Year	$16.50	$15.55	$11.99	$14.56	$16.19

Income (Loss) From Operations:
Net investment income	0.53	0.54	0.62	0.64	0.70	(3)
Net realized and unrealized gain (loss)	0.62	0.94	3.60	(2.55)	(1.27	)(3)

Total Income (Loss) From Operations	1.15	1.48	4.22	(1.91)	(0.57)

Less Distributions From:
Net investment income	(0.53)	(0.53)	(0.63)	(0.66)	(0.78)
Net realized gains	—	—	—	—	(0.28)
Return of capital	—	—	(0.03)	—	—

Total Distributions	(0.53)	(0.53)	(0.66)	(0.66)	(1.06)

Net Asset Value, End of Year	$17.12	$16.50	$15.55	$11.99	$14.56

Total Return(4)	7.11%	9.75%	36.17%	(13.25)%	(3.65)%

Net Assets, End of Year (millions)	$1,602	$1,356	$1,086	$716	$879

Ratios to Average Net Assets:
Gross expenses	1.13%	1.12%	1.12%	1.15%	1.08%
Net expenses	1.13	1.09 (5)	1.12	1.15	1.08
Net investment income	3.17	3.41	4.60	4.95	4.50	(3)
Portfolio Turnover Rate	49%	66%	77%	77%	85%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 11, 2003, Class A shares were renamed Smith Barney Class A shares.
(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.56%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Smith Barney Class B Shares(1)	2005	2004	2003(2)	2002	2001
Net Asset Value, Beginning of Year	$16.38	$15.45	$11.90	$14.44	$16.05

Income (Loss) From Operations:
Net investment income	0.43	0.45	0.55	0.56	0.60	(3)
Net realized and unrealized gain (loss)	0.63	0.93	3.58	(2.52)	(1.24	)(3)

Total Income (Loss) From Operations	1.06	1.38	4.13	(1.96)	(0.64)

Less Distributions From:
Net investment income	(0.45)	(0.45)	(0.55)	(0.58)	(0.69)
Net realized gains	—	—	—	—	(0.28)
Return of capital	—	—	(0.03)	—	—

Total Distributions	(0.45)	(0.45)	(0.58)	(0.58)	(0.97)

Net Asset Value, End of Year	$16.99	$16.38	$15.45	$11.90	$14.44

Total Return(4)	6.60%	9.16%	35.56%	(13.69)%	(4.14)%

Net Assets, End of Year (millions)	$599	$620	$612	$474	$745

Ratios to Average Net Assets:
Gross expenses	1.66%	1.63%	1.63%	1.63%	1.62%
Net expenses	1.66	1.61 (5)	1.63	1.63	1.62
Net investment income	2.63	2.88	4.11	4.40	3.94	(3)
Portfolio Turnover Rate	49%	66%	77%	77%	85%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 11, 2003, Class B shares were renamed Smith Barney Class B shares.
(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.00%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Smith Barney Class C Shares(1)	2005	2004(2)	2003(3)	2002	2001
Net Asset Value, Beginning of Year	$16.42	$15.50	$11.94	$14.48	$16.08

Income (Loss) From Operations:
Net investment income	0.39	0.41	0.50	0.54	0.56	(4)
Net realized and unrealized gain (loss)	0.62	0.93	3.60	(2.54)	(1.24	)(4)

Total Income (Loss) From Operations	1.01	1.34	4.10	(2.00)	(0.68)

Less Distributions From:
Net investment income	(0.41)	(0.42)	(0.51)	(0.54)	(0.64)
Net realized gains	—	—	—	—	(0.28)
Return of capital	—	—	(0.03)	—	—

Total Distributions	(0.41)	(0.42)	(0.54)	(0.54)	(0.92)

Net Asset Value, End of Year	$17.02	$16.42	$15.50	$11.94	$14.48

Total Return(5)	6.29%	8.83%	35.17%	(13.90)%	(4.35)%

Net Assets, End of Year (millions)	$445	$392	$289	$100	$95

Ratios to Average Net Assets:
Gross expenses	1.93%	1.90%	1.89%	1.91%	1.88%
Net expenses	1.93	1.88 (6)	1.89	1.91	1.88
Net investment income	2.37	2.63	3.69	4.24	3.73	(4)
Portfolio Turnover Rate	49%	66%	77%	77%	85%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Smith Barney Class L shares were renamed Smith Barney Class C shares.
(3)	On April 11, 2003, Class L shares were renamed as Smith Barney Class L shares.
(4)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.79%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Smith Barney Class O Shares(1)	2005	2004	2003(2)	2002	2001
Net Asset Value, Beginning of Year	$16.40	$15.47	$11.91	$14.45	$16.07

Income (Loss) From Operations:
Net investment income	0.44	0.45	0.56	0.57	0.61	(3)
Net realized and unrealized gain (loss)	0.63	0.94	3.58	(2.53)	(1.26	)(3)

Total Income (Loss) From Operations	1.07	1.39	4.14	(1.96)	(0.65)

Less Distributions From:
Net investment income	(0.46)	(0.46)	(0.55)	(0.58)	(0.69)
Net realized gains	—	—	—	—	(0.28)
Return of capital	—	—	(0.03)	—	—

Total Distributions	(0.46)	(0.46)	(0.58)	(0.58)	(0.97)

Net Asset Value, End of Year	$17.01	$16.40	$15.47	$11.91	$14.45

Total Return(4)	6.62%	9.18%	35.64%	(13.67)%	(4.16)%

Net Assets, End of Year (millions)	$24	$26	$28	$23	$34

Ratios to Average Net Assets:
Gross expenses	1.59%	1.61%	1.60%	1.60%	1.60%
Net expenses	1.59	1.58 (5)	1.60	1.60	1.60
Net investment income	2.69	2.90	4.16	4.46	3.97	(3)
Portfolio Turnover Rate	49%	66%	77%	77%	85%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 11, 2003, Class O shares were renamed Smith Barney Class O shares.
(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.03%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Smith Barney Class Y Shares(1)	2005	2004	2003(2)	2002	2001
Net Asset Value, Beginning of Year	$16.72	$15.72	$12.12	$14.71	$16.36

Income (Loss) From Operations:
Net investment income	0.59	0.60	0.68	0.70	0.75	(3)
Net realized and unrealized gain (loss)	0.64	0.98	3.63	(2.58)	(1.28	)(3)

Total Income (Loss) From Operations	1.23	1.58	4.31	(1.88)	(0.53)

Less Distributions From:
Net investment income	(0.58)	(0.58)	(0.68)	(0.71)	(0.84)
Net realized gains	—	—	—	—	(0.28)
Return of capital	—	—	(0.03)	—	—

Total Distributions	(0.58)	(0.58)	(0.71)	(0.71)	(1.12)

Net Asset Value, End of Year	$17.37	$16.72	$15.72	$12.12	$14.71

Total Return(4)	7.53%	10.32%	36.62%	(12.90)%	(3.33)%

Net Assets, End of Year (millions)	$3	$3	$81	$67	$78

Ratios to Average Net Assets:
Gross expenses	0.79%	0.77%	0.77%	0.77%	0.77%
Net expenses	0.79	0.76 (5)	0.77	0.77	0.77
Net investment income	3.50	3.58	4.99	5.33	4.80	(3)
Portfolio Turnover Rate	49%	66%	77%	77%	85%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 11, 2003, Class Y shares were renamed Smith Barney Class Y shares.
(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.86%. The impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31 unless otherwise noted:

Salomon Brothers Class A Shares(1)	2005	2004	2003(2)
Net Asset Value, Beginning of Year	$16.50	$15.56	$13.68

Income From Operations:
Net investment income	0.49	0.51	0.17
Net realized and unrealized gain	0.63	0.96	1.98

Total Income From Operations	1.12	1.47	2.15

Less Distributions From:
Net investment income	(0.50)	(0.53)	(0.24)
Return of capital	—	—	(0.03)

Total Distributions	(0.50)	(0.53)	(0.27)

Net Asset Value, End of Year	$17.12	$16.50	$15.56

Total Return(3)	6.91%	9.67%	15.90%

Net Assets, End of Year (000s)	$505	$259	$32

Ratios to Average Net Assets:
Gross expenses	1.96%	7.61%	1.37	%(4)
Net expenses(5)	1.37 (6)	1.37 (7)	1.37	(4)
Net investment income	2.96	3.24	3.17	(4)
Portfolio Turnover Rate	49%	66%	77%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period August 4, 2003 (inception date) to December 31, 2003.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.37%.
(6)	The investment adviser voluntarily reimbursed expenses.
(7)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Class B Shares(1)	2005	2004	2003(2)
Net Asset Value, Beginning of Year	$16.36	$15.45	$14.26

Income From Operations:
Net investment income	0.35	0.38	0.10
Net realized and unrealized gain	0.61	0.95	1.27

Total Income From Operations	0.96	1.33	1.37

Less Distributions From:
Net investment income	(0.37)	(0.42)	(0.15)
Return of capital	—	—	(0.03)

Total Distributions	(0.37)	(0.42)	(0.18)

Net Asset Value, End of Year	$16.95	$16.36	$15.45

Total Return(3)	5.94%	8.78%	9.73%

Net Assets, End of Year (000s)	$265	$191	$27

Ratios to Average Net Assets:
Gross expenses	3.32%	12.98%	2.21	%(4)
Net expenses(5)	2.21 (6)	2.21 (7)	2.21	(4)
Net investment income	2.10	2.36	2.51	(4)
Portfolio Turnover Rate	49%	66%	77%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period September 23, 2003 (inception date) to December 31, 2003.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.21%.
(6)	The investment adviser voluntarily reimbursed expenses.
(7)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners Capital and Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Class C Shares(1)	2005	2004(2)	2003(3)
Net Asset Value, Beginning of Year	$16.38	$15.48	$14.30

Income From Operations:
Net investment income	0.34	0.35	0.09
Net realized and unrealized gain	0.61	0.97	1.27

Total Income From Operations	0.95	1.32	1.36

Less Distributions From:
Net investment income	(0.35)	(0.42)	(0.15)
Return of capital	—	—	(0.03)

Total Distributions	(0.35)	(0.42)	(0.18)

Net Asset Value, End of Year	$16.98	$16.38	$15.48

Total Return(4)	5.92%	8.70%	9.60%

Net Assets, End of Year (000s)	$261	$128	$5

Ratios to Average Net Assets:
Gross expenses	3.05%	7.50%	2.31	%(5)
Net expenses(6)	2.31 (7)	2.31 (8)	2.31	(5)
Net investment income	2.04	2.38	2.31	(5)
Portfolio Turnover Rate	49%	66%	77%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.
(3)	For the period September 23, 2003 (inception date) to December 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.31%.
(7)	The investment adviser voluntarily reimbursed expenses.
(8)	The investment adviser and the administrator voluntarily waived a portion of their fees.

Legg Mason Partners High Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:

Class A Shares(1)	2006*	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Year	$6.94	$6.79		$6.62	$5.97	$7.52		$9.43

Income (Loss) From Operations:
Net investment income	0.26	0.52		0.55	0.62	0.72	(2)	0.96
Net realized and unrealized gain (loss)	(0.14)	0.16		0.23	0.69	(1.50	)(2)	(1.88)

Total Income (Loss) From Operations	0.12	0.68		0.78	1.31	(0.78)		(0.92)

Less Distributions From:
Net investment income	(0.26)	(0.53)		(0.59)	(0.61)	(0.69)		(0.99)
Return of capital	—	—		(0.02)	(0.05)	(0.08)		(0.00	)(3)

Total Distributions	(0.26)	(0.53)		(0.61)	(0.66)	(0.77)		(0.99)

Net Asset Value, End of Year	$6.80	$6.94		$6.79	$6.62	$5.97		$7.52

Total Return(4)	1.73%	10.26	%(5)	12.16%	23.23%	(11.21)%		(10.33)%

Net Assets, End of Year (millions)	$366	$397		$438	$421	$319		$384

Ratios to Average Net Assets:
Gross expenses	0.98%**	0.98%		1.03%	1.07%	1.08%		1.06%
Net expenses	0.98 **	0.96	(6)	1.03	1.07	1.08		1.06
Net investment income	7.58 **	7.47		7.97	9.76	10.31	(2)	11.30
Portfolio Turnover Rate	7%	18%		44%	53%	83%		82%

*	For the six months ended January 31, 2006 (unaudited).
**	Annualized.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.72, $(1.50) and 10.43%, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	The investment adviser has voluntarily waived a portion of its fees.

Legg Mason Partners High Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:

Class B Shares(1)	2006*	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Year	$6.97	$6.82		$6.64	$5.99	$7.53		$9.44

Income (Loss) From Operations:
Net investment income	0.24	0.48		0.51	0.59	0.68	(2)	0.91
Net realized and unrealized gain (loss)	(0.14)	0.16		0.25	0.68	(1.49	)(2)	(1.88)

Total Income (Loss) From Operations	0.10	0.64		0.76	1.27	(0.81)		(0.97)

Less Distributions From:
Net investment income	(0.24)	(0.49)		(0.56)	(0.57)	(0.65)		(0.94)
Return of capital	—	—		(0.02)	(0.05)	(0.08)		(0.00	)(3)

Total Distributions	(0.24)	(0.49)		(0.58)	(0.62)	(0.73)		(0.94)

Net Asset Value, End of Year	$6.83	$6.97		$6.82	$6.64	$5.99		$7.53

Total Return(4)	1.46%	9.65	%(5)	11.72%	22.45%	(11.53)%		(10.82)%

Net Assets, End of Year (millions)	$223	$273		$353	$392	$330		$463

Ratios to Average Net Assets:
Gross expenses	1.51%**	1.49%		1.55%	1.57%	1.57%		1.56%
Net expenses	1.51 **	1.47	(6)	1.55	1.57	1.57		1.56
Net investment income	7.04 **	6.95		7.46	9.31	9.82	(2)	10.78
Portfolio Turnover Rate	7%	18%		44%	53%	83%		82%

*	For the six months ended January 31, 2006 (unaudited).
**	Annualized.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $(1.50) and 9.94%, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	The investment adviser has voluntarily waived a portion of its fees.

Legg Mason Partners High Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:

Class C Shares(1)(2)	2006*	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Year	$6.98	$6.82		$6.65	$6.00	$7.54		$9.46

Income (Loss) From Operations:
Net investment income	0.24	0.49		0.52	0.59	0.69	(3)	0.91
Net realized and unrealized gain (loss)	(0.15)	0.17		0.24	0.69	(1.49	)(3)	(1.88)

Total Income (Loss) From Operations	0.09	0.66		0.76	1.28	(0.80)		(0.97)

Less Distributions From:
Net investment income	(0.24)	(0.50)		(0.57)	(0.58)	(0.66)		(0.95)
Return of capital	—	—		(0.02)	(0.05)	(0.08)		(0.00	)(4)

Total Distributions	(0.24)	(0.50)		(0.59)	(0.63)	(0.74)		(0.95)

Net Asset Value, End of Year	$6.83	$6.98		$6.82	$6.65	$6.00		$7.54

Total Return(5)	1.36%	9.90	%(6)	11.64%	22.55%	(11.43)%		(10.83)%

Net Assets, End of Year (millions)	$163	$191		$230	$217	$146		$166

Ratios to Average Net Assets:
Gross expenses	1.43%**	1.42%		1.48%	1.50%	1.50%		1.49%
Net expenses	1.43 **	1.40	(7)	1.48	1.50	1.51		1.49
Net investment income	7.12 **	7.02		7.53	9.31	9.88	(3)	10.88
Portfolio Turnover Rate	7%	18%		44%	53%	83%		82%

*	For the six months ended January 31, 2006 (unaudited).
**	Annualized.
(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $(1.49) and 10.00%, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(6)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(7)	The investment adviser has voluntarily waived a portion of its fees.

Legg Mason Partners High Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:

Class Y Shares(1)	2006*	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Year	$6.98	$6.82		$6.65	$6.00	$7.55		$9.46

Income (Loss) From Operations:
Net investment income	0.21	0.54		0.56	0.65	0.74	(2)	1.02
Net realized and unrealized gain (loss)	(0.08)	0.17		0.25	0.68	(1.50	)(2)	(1.92)

Total Income (Loss) From Operations	0.13	0.71		0.81	1.33	(0.76)		(0.90)

Less Distributions From:
Net investment income	(0.27)	(0.55)		(0.62)	(0.63)	(0.71)		(1.01)
Return of capital	—	—		(0.02)	(0.05)	(0.08)		(0.00	)(3)

Total Distributions	(0.27)	(0.55)		(0.64)	(0.68)	(0.79)		(1.01)

Net Asset Value, End of Year	$6.84	$6.98		$6.82	$6.65	$6.00		$7.55

Total Return(4)	1.89%	10.72	%(5)	12.46%	23.58%	(10.84)%		(9.99)%

Net Assets, End of Year (millions)	$8	$148		$178	$159	$126		$159

Ratios to Average Net Assets:
Gross expenses	0.62%**	0.62%		0.71%	0.73%	0.74%		0.72%
Net expenses	0.62 **	0.60	(6)	0.71	0.73	0.74		0.72
Net investment income	7.58 **	7.81		8.30	10.14	10.66	(2)	11.63
Portfolio Turnover Rate	7%	18%		44%	53%	83%		82%

*	For the six months ended January 31, 2006 (unaudited).
**	Annualized.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.75, $(1.51) and 10.77%, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment adviser fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	The investment adviser has voluntarily waived a portion of its fees.

APPENDIX E

Management’s Discussion of Fund Performance for Each Acquiring Fund

The discussion of performance for each Acquiring Fund in this Appendix E is taken from its most recent annual report to shareholders and does not reflect developments occurring after the report was filed with the SEC and sent to shareholders. Please note in particular that the names of the Funds and portfolio managers may have changed since the date of the report.

Legg Mason Partners Capital and Income Fund

The Fund currently offers five classes of Smith Barney shares: Class A, Class B, Class C, Class O and Class Y and five classes of Salomon Brothers shares: Class A, Class B, Class C, Class O and Class Y. As of February 17, 2006, the Fund will stop red offering Smith Barney Class O shares, except to existing shareholders in connection with the reinvestment of dividends. The Fund will continue to offer the following Smith Barney shares: Class A, Class B, Class C and Class Y shares. The Fund will also stop offering any remaining Salomon Brothers share classes, except to existing shareholders in connection with the reinvestment of dividends and the conversion of Salomon Brothers Class B shares to Salomon Brothers Class A shares.

Effective as of the close of business on April 21, 2006, all of the outstanding Smith Barney Class O shares and all of the outstanding Salomon Brothers shares of the Fund were automatically converted to Smith Barney Class A shares of the Fund at net asset value. Smith Barney Class A shares represent an interest in the same pool of assets as both the Smith Barney Class O shares and the Salomon Brothers share classes, and have the same investment objective and portfolio managers, but have lower overall operating expenses than both the Smith Barney Class O shares and Salomon Brothers share classes. The Smith Barney share class prospectus contains information about the fees and expenses, historical performance, exchange privileges and other features of the Smith Barney Class A shares. For a copy of the prospectus, please call your Service Agent or Financial Consultant, or go to www.citigroupam.com.

Share classes discussed above will be converted automatically. At the close of business on April 21, 2006, shareholders will receive Smith Barney Class A shares with the same net asset value as their existing shares, but not necessarily the same number of shares. There will be no fees or commissions charged on the conversion. No capital gain or loss will be recognized upon the conversion of shares.

Shareholders who currently own the aforementioned shares, but who do not wish to have their shares automatically converted to Smith Barney Class A shares, should contact their Service Agent or Financial Consultant prior to the close of business on April 21, 2006. In that case, the Smith Barney Class O shares and all Salomon Brothers shares will be redeemed and shareholders will receive the net asset value of their shares next determined after receipt of the redemption order in cash. Shareholders will not be subject to any contingent deferred sales charges or other sales charges or fees at the time of redemption. Capital gain or loss will be recognized upon the redemption of shares by shareholders who do not own their Smith Barney Class O shares or Salomon Brothers shares in a tax-advantaged account.

Prior to the conversion, shareholders may continue to exercise their exchange privilege and exchange into any other Smith Barney fund or Salomon Brothers fund that is available for exchange, as long as the exchange is initiated prior to the close of business on April 21, 2006. Of course, shareholders may redeem their shares at any time.

Q.	What were the overall market conditions during the Fund’s reporting period?

A.	There was no shortage of problems for the U.S. economy to overcome during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues, and falling consumer confidence. However, the U.S. economy proved to be resilient and provided a positive backdrop for the stock market in 2005.

Businesses across America did their part with record levels of profits for the third consecutive year, strong underlying fundamentals and well-balanced growth. Unfortunately, this did not translate into strong stock market returns, as the S&P 500 Index[i] gained a modest 4.91% in 2005.

After much speculation about a fourth quarter rally, the U.S. equity market had an unremarkable finish. The year ended with equities falling in October due to concerns over inflation and continued interest rate hikes by the Federal Reserve Board (“Fed”),ii rallying in November, as better-than-expected corporate earnings and falling oil prices buoyed investor confidence and finally, treading water in December with increased merger and acquisition activity offset by a cooling housing market.

The Fed continued to raise interest rates over the period in an attempt to ward off inflation. All told, the Fed’s rate hikes have brought the target for the federal funds rateiii to 4.25%. This represents the longest sustained Fed tightening cycle since 1977-1979. After the end of the Fund’s reporting period, at its January meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 4.50%. In addition, the yield curve inverted, as the yield on the two-year Treasury note surpassed that of 10-year Treasuries. This anomaly was notable since it has often foreshadowed economic recessions.

Looking more closely at the stock market’s returns in 2005, the top-performing sector of the S&P 500 Index was energy, gaining 31.35%, followed at a distance by the utilities and financials sectors, rising 16.84% and 6.48% respectively. In contrast, the consumer discretionary, telecommunication services and technology sectors produced weak returns.

Performance Review

For the 12 months ended December 31, 2005, Smith Barney Class A shares of the SB Capital and Income Fund, excluding sales charges, returned 7.11%. These shares outperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 4.91% for the same period. The Lipper Flexible Portfolio Funds Category Average[2] increased 5.63% over the same time frame.

Performance Snapshot as of December 31, 2005 (excluding sales charges) (unaudited)

	6 months	12 months
SB Capital and Income Fund—Smith Barney Class A Shares	5.00%	7.11%
S&P 500 Index	5.76%	4.91%
Lipper Flexible Portfolio Funds Category Average	5.29%	5.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.LeggMason/Investorservices.com.

Current reimbursements and/or fee waivers for Salomon Brothers Class A shares, Salomon Brothers Class B shares and Salomon Brothers Class C shares are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the performance for Salomon Brothers Class A shares, Salomon Brothers Class B shares and Salomon Brothers Class C shares would have been lower.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 378 funds in the Fund’s Lipper category, and excluding sales charges.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Smith Barney Class B shares returned 4.72%, Smith Barney Class C shares returned 4.53%, Smith Barney Class O shares returned 4.73%, Smith Barney Class Y shares returned 5.21%, Salomon Brothers Class A shares returned 4.87%, Salomon Brothers Class B shares returned 4.36% and Salomon Brothers Class C shares returned 4.36% over the six months ended December 31, 2005. Excluding sales charges, Smith Barney Class B shares returned 6.60%, Smith Barney Class C shares returned 6.29%, Smith Barney Class O shares returned 6.62%, Smith Barney Class Y shares returned 7.53%, Salomon Brothers Class A shares returned 6.91%, Salomon Brothers Class B shares returned 5.94% and Salomon Brothers Class C shares returned 5.92% over the twelve months ended December 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 411 funds for the 6-month period and among the 378 funds for the 12-month period in the Fund’s Lipper category and excluding sales charges.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A.	Energy, financials and healthcare were the strongest contributing sectors to performance of the equity segment of the Fund during the period. The equity securities that contributed most to Fund performance included Nexen Inc., Marathon Oil Corp., Boeing Co., Genentech Inc. and Telewest Global Inc. We continued to hold the securities mentioned above at the end of the period.

High yield bonds continued to be the largest component and the most significant contributor to the performance of the fixed income portion of the portfolio.

Q.	What were the leading detractors from performance?

A.	The equity sectors that contributed the least to Fund performance included information technology, materials and industrials. The equity securities that detracted most from Fund performance were Navistar International Corp., OSI Pharmaceuticals Inc., Lexmark International Inc., Zimmer Holdings Inc. and Nortel Networks Corp. During the period, we sold our position in Navistar International Corp., OSI Pharmaceuticals Inc., Lexmark International Inc. and Zimmer Holdings Inc., but continued to hold Nortel Networks Corp.

Q.	Were there any significant changes to the Fund during the reporting period?

A.	There were no significant changes made to the Fund during the reporting period.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Total SA, Sponsored ADR (1.6%), Ciena Corp. Senior Notes, 3.750% due 2/1/08 (1.6%), Telewest Global Inc. (1.5%), General Electric Co. (1.3%), Boeing Co. (1.3%), Capital One Financial Corp. (1.2%), Microsoft Corp. (1.2%), Marathon Oil Corp. (1.1%), Host Marriot Finance Trust, 6.750% due 12/2/26 (1.0%) and Nexen Inc. (0.9%). Please refer to pages 10 through 33 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: Financials (18.1%), Health Care (12.8%), Consumer Discretionary (12.8%), Information Technology (10.6%) and Energy (9.8%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

	Without Sales Charges(2)
	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Twelve Months Ended 12/31/05	7.11%	6.60%	6.29%	6.62%	7.53%	6.91%	5.94%	5.92%
Five Years Ended 12/31/05	6.00	5.47	5.19	5.49	6.41	N/A	N/A	N/A
Ten Years Ended 12/31/05	9.19	8.64	N/A	8.67	N/A	N/A	N/A	N/A
Inception* through 12/31/05	10.06	10.72	4.83	9.39	9.33	13.58	10.89	10.78

	With Sales Charges(3)
	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Twelve Months Ended 12/31/05	1.75%	1.60%	5.29%	5.62%	7.53%	0.74%	0.94%	4.92%
Five Years Ended 12/31/05	4.92	5.31	5.19	5.49	6.41	N/A	N/A	N/A
Ten Years Ended 12/31/05	8.63	8.64	N/A	8.67	N/A	N/A	N/A	N/A
Inception* through 12/31/05	9.63	10.72	4.83	9.39	9.33	10.84	9.72	10.78

Cumulative Total Returns(1) (unaudited)

Without Sales Charges(2)
Smith Barney Class A (12/31/95 through 12/31/05)	140.85%
Smith Barney Class B (12/31/95 through 12/31/05)	128.95
Smith Barney Class C (Inception* through 12/31/05)	42.70
Smith Barney Class O (12/31/95 through 12/31/05)	129.62
Smith Barney Class Y (Inception* through 12/31/05)	141.90
Salomon Brothers Class A (Inception* through 12/31/05)	35.89
Salomon Brothers Class B (Inception* through 12/31/05)	26.45
Salomon Brothers Class C (Inception* through 12/31/05)	26.19

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Smith Barney Class A and Salomon Brothers Class A shares or the applicable CDSC with respect to Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Salomon Brothers Class B and Salomon Brothers Class C shares.
(3)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Smith Barney Class A and Salomon Brothers Class A shares reflect the deduction of the maximum sales charges of 5.00% and 5.75%, respectively; Smith Barney Class B and Salomon Brothers Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class C, Smith Barney Class O and Salomon Brothers Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
*	Inception dates for Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class Y, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares are November 6, 1992, September 16, 1985, June 15, 1998, June 1, 1993, February 7, 1996, August 4, 2003, September 23, 2003 and September 23, 2003, respectively.

SB Capital and Income Fund vs. S&P 500 Index† (December 1995—December 2005)

†	Hypothetical illustration of $10,000 invested in Smith Barney Class B shares on December 31, 1995, assuming reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2005. The S&P 500 Index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Smith Barney Class B shares’ performance indicated on this chart, depending on whether higher or lower sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment, which will fluctuate so that an investor’s share, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners High Income Fund

Market Review

During the 12 months ended July 31, 2005, the high yield market, as represented by the Citigroup High Yield Market Indexv, returned 10.56%. High yield debt markets started July 2004 strong, extending the previous month’s rebound from negative levels seen earlier in the year, and proceeded to rally for the remainder of 2004 as investors gained confidence that inflation was contained and the Fed would continue to raise rates at a “measured pace.” Reduced U.S. Treasury market volatility, combined with the continued low interest rate environment, set a positive tone for high yield, engendering generally positive mutual fund flows and contributing both to the record number of deals that came to market during 2004 and strong demand for higher yielding assets. Additionally, default rates reached 20-year lows as the improving economy and the low interest rate environment enabled companies to extend their debt maturities and improve their liquidity.

Rising oil prices, weak equity markets and isolated hawkish comments from the Fed regarding inflation led the market down in the first few months of 2005. The steady stream of negative auto sector headlines through Spring 2005, including General Motors’ unexpected negative earnings warning in mid-March and Ford’s reduced earnings guidance and second quarter production cuts announced in late April, reintroduced investor fears of both companies’ potential downgrades to high yield status. This caused spreads to widen dramatically within the auto sector and across fixed-income credit markets. Markets began recovering in mid-May on stronger technicals, positive economic developments and S&P and Fitch’s long-anticipated downgrades of Ford and GM to non-investment grade. The rating agencies’ actions removed some of the uncertainty in the market surrounding the credits’ ultimate resting places, allowing both high yield and investment grade investors to shore up their positions.

Better overall demand and the relative absence of further negative headlines buoyed markets through the second half of May and June despite a stronger new issue calendar and renewed outflows from high yield mutual funds. Resurgent investor risk appetites on the back of strong U.S. economic news, continued tame inflation and positive 2Q earnings announcements also contributed to positive performance, allowing markets to outperform despite the July 7th terrorist bombings in London (and the July 21st reprise) and weaker consumer sentiment near the end of the period.

Based on the 7.31% yield of the Citigroup High Yield Market Index as of July 31, 2005, high yield bonds continued to offer competitive yields relative to U. S. Treasury notes. However, high-yield issues are subject to additional risks, such as the increased possibility of default because of their lower credit quality, and yields and prices will fluctuate.

Performance Review

For the 12 months ended July 31, 2005, Class A shares of the Smith Barney High Income Fund, excluding sales charges, returned 10.26%. In comparison, the Lipper High Current Yield Funds Category Average3 increased 9.55%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market (7-10 year) Indexvi, returned 10.58% for the same period.

Performance Snapshot as of July 31, 2005 (excluding sales charges (unaudited)

	6 months	12 months
High Income Fund—Class A Shares	2.55%	10.26%
Citigroup High Yield Market (7-10 year) Index	2.53%	10.58%
Lipper High Current Yield Funds Category Average	2.08%	9.55%

All class share returns assume the reinvestment of all distributions, including returns of capital, if any at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 2.27%, Class C shares returned 2.46% and Class Y shares returned 2.85% over the six months ended July 31, 2005. Excluding sales charges, Class B shares returned 9.65%, Class C shares returned 9.90% and Class Y shares returned 10.72% over the twelve months ended July 31, 2005.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended July 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 427 funds for the six-month period and among the 425 funds for the 12-month period in the Fund’s Lipper category and excluding sales charges.

Factors Impacting Fund Performance

Over the 12 months ending July 31, 2005, the Fund’s sector allocation, in aggregate, and cash position detracted from overall performance, although our issuer selection mitigated any negative attribution. Specifically, the Fund benefited from positive issuer selection in the airlines, cable & media, telecommunications, energy and publishing sectors. Our security selection in CCC-rated and below securities also contributed positively to fund performance. Our issuer selection in the containers, consumer products/tobacco and services/other sectors detracted from Fund performance during the period.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended July 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 425 funds in the Fund’s Lipper category, and excluding sales charges.

Thank you for your investment in the Smith Barney High Income Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Charter One Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 1/15/10 (1.74%), Sprint Capital Corp., 8.750% due 3/15/32 (1.62%), Ford Motor Co. Notes, 7.450% due 7/16/31 (1.46%), Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (1.34%), Williams Cos. Inc., 7.875% due 9/1/21 (1.30%), UPC Broadband Inc, 6.254% due 3/15/12 (1.20%), General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31 (1.17%), El Paso Corp., Medium-Term Senior Notes, 7.750% due 1/15/32 (1.12%), Rogers Cablesystems Ltd., Senior Notes, 11.000% due 12/1/15 (1.03%), New Cingular Wireless Services Inc., Notes, 7.875% due 3/1/11 (1.03%). Please refer to pages 12 through 26 for a list and percentage breakdown of the Fund’s holdings.

The mention of industry breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such industries is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five industry holdings (as a percentage of net assets) as of July 31, 2005 were: Telecommunications (12.0%), Media (10.6%), Electric (6.5%), Chemical (6.0%), Pipelines (5.5%). The Fund’s portfolio composition is subject to change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

Fund Performance

Average Annual Total Returns† (unaudited)

	Without Sales Charges(1)
	Class A	Class B	Class C	Class Y
Twelve Months Ended 7/31/05	10.26%	9.65%	9.90%	10.72%
Five Years Ended 7/31/05	3.94	3.43	3.50	4.31
Ten Years Ended 7/31/05	5.17	4.65	4.73	N/A
Inception* through 7/31/05	6.34	6.51	5.36	4.99	‡

	With Sales Charges(2)
	Class A	Class B	Class C	Class Y
Twelve Months Ended 7/31/05	5.29%	5.15%	8.90%	10.72%
Five Years Ended 7/31/05	3.00	3.30	3.50	4.31
Ten Years Ended 7/31/05	4.69	4.65	4.73	N/A
Inception* through 7/31/05	5.95	6.51	5.36	4.99	‡

Cumulative Total Returns† (unaudited)

	Without Sales Charges(1)
Class A (7/31/95 through 7/31/05)	65.51%
Class B (7/31/95 through 7/31/05)	57.48
Class C (7/31/95 through 7/31/05)	58.74
Class Y (Inception* through 7/31/05)	58.70	‡

(1)	Assumes reinvestment of all distributions, including returns of capital, it any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year alter purchase payment and thereafter by 1.00% per year until no CDSC occurs. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed, effective February 2, 2004.
†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waiver and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
*	Inception dates for Class A, B, C and Y shares are November 6, 1992, September 2, 1986, August 24, 1994 and April 28, 1995, respectively.
‡	Performance calculations for Class Y shares use February 5, 1996 as the inception date since all Class Y shares redeemed and new shares in Class Y were not purchased until February 5, 1996.

Historical Performance (unaudited)

Value of $10,000 Invested in Class B Shares of the Legg Mason Partners High Income Fund vs. Citigroup High Yield Market (7 -10 year) Index† (July 1995 - July 2005)

†	Hypothetical illustration of $10,000 invested in Class B shares on July 31, 1995, assuming reinvestment of distribution including any returns of capital, if any, at net asset value through July 31, 2005. The Citigroup High Yield Market (7-10 year) Index includes cash-pay and deferred interest bonds with a remaining maturity of at least seven years, but less than ten years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund’s other classes may be greater or less than the Class B shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment, which will fluctuate so that an Investor’s share, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

APPENDIX F

Historical Performance of Each Fund

Historical performance of each Fund is detailed in this Appendix. The information provides an indication of the risks of investing in each Acquiring Fund by showing changes in its performance from year to year for each of the past ten years (or since inception, if less) and by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index or indices. The bar charts below show performance of the Class A shares of Salomon Brothers Balanced Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value; the Class B shares of Legg Mason Partners Capital and Income Fund, Legg Mason Partners High Income Fund and Legg Mason Partners Dividend and Income Fund; and the Primary Class shares of Legg Mason High Yield Portfolio and Legg Mason Balanced Trust, but do not reflect the impact of any applicable sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, Class B, Class C, Class Y, Financial Intermediary Class and Institutional Class shares, as applicable, in the Average Annual Total Returns tables reflect the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares of Salomon Brothers Balanced Fund and Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value; Class B shares of Legg Mason Partners Capital and Income Fund, Legg Mason Partners High Income Fund and Legg Mason Partners Dividend and Income Fund; and the Primary Class shares of Legg Mason High Yield Portfolio and Legg Mason Balanced Trust reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period. The past performance of each Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Legg Mason Partners Capital and Income Fund

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Total Returns for Class B Shares

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 13.62% in the second quarter of 2003; Lowest: (11.99)% in the third quarter of 2002.

Average Annual Total Returns (calendar years ended 12/31/05)

Legg Mason Partners Capital and Income Fund

	1 Year	5 Years	10 Years	Since Inception*	Inception Date
Class B
Return Before Taxes	1.60%	5.31%	8.64%	N/A	9/16/85
Return After Taxes on Distributions(1)	0.59%	3.69%	5.97%	N/A	9/16/85
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.01%	3.50%	5.99%	N/A	9/16/85

Class A
Return Before Taxes	1.75%	4.92%	8.63%	N/A	11/6/92

Class C
Return Before Taxes	5.29%	5.19%	N/A	4.83%	6/15/98

Class Y
Return Before Taxes	7.53%	6.41%	N/A	9.33%	2/7/96
S&P 500 Index**	4.91%	0.54%	9.07%	N/A	N/A

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class B shares only. After-tax returns for Class A, Class C and Class Y shares will vary.
*	Information is provided only for classes with less than 10 years performance history.
**	The S&P 500 Index is a market value-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

Legg Mason Partners High Income Fund

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Total Returns for Class B Shares

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 9.63% in the second quarter of 2003; Lowest: (7.20)% in the third quarter of 2001.

Average Annual Total Returns (calendar years ended 12/31/05)

Legg Mason Partners High Income Fund

	1 Year	5 Years	10 Years	Since Inception*	Inception Date
Class B
Return Before Taxes	(2.23)%	5.07%	4.16%	N/A	9/2/86
Return After Taxes on Distributions(1)	(4.63)%	1.58%	0.61%	N/A	9/2/86
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.48)%	2.13%	1.31%	N/A	9/2/86
Class A
Return Before Taxes	(1.97)%	4.75%	4.19%	N/A	11/6/92
Class C
Return Before Taxes	1.05%	5.24%	4.23%	N/A	8/24/94
Class Y
Return Before Taxes	2.93%	6.09%	N/A	4.81%	2/5/96
Citigroup High Yield
Market 7-10 Year Index**	2.30%	7.12%	5.71%	N/A	N/A

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class B shares only. After-tax returns for Class A, Class C and Class Y shares will vary.
*	Information is provided only for classes with less than 10 years performance history.
**	The Citigroup High Yield Market 7-10 Year Index is an unmanaged broad-based index of high yield bonds with a remaining maturity of at least 7 years, but less than 10 years. An investor cannot invest directly in an index. The index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Dividend and Income Fund

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Total Returns for Class B Shares

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 14.37% in the fourth quarter of 1998; Lowest: (10.44)% in the third quarter of 2001.

Average Annual Total Returns (calendar years ended 12/31/05)

Legg Mason Partners Dividend and Income Fund

	1 Year	5 Years	10 Years	Since Inception*	Inception Date
Class B
Return Before Taxes	(2.46)%	(0.11)%	4.22%	N/A	3/2/88
Return After Taxes on Distributions(1)	(3.30)%	(1.01)%	2.27%	N/A	3/2/88
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.61)%	(0.65)%	2.55%	N/A	3/2/88
Class A
Return Before Taxes	(2.13)%	(0.47)%	4.19%	N/A	11/6/92
Class C
Return Before Taxes	1.24%	(0.18)%	N/A	1.82%	6/15/98
S&P 500 Index**	4.91%	0.54%	9.07%	N/A	N/A
Lehman Aggregate Index***	2.43%	5.87%	6.16%	N/A	N/A

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class B shares only. After-tax returns for Class A, Class C and Class Y shares will vary.
*	Information is provided only for classes with less than 10 years performance history.
**	The Standard & Poor’s 500 Index is a market value-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index.
***	The Lehman Brothers Aggregate Index is a benchmark index made up of the Lehman Government/Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity and have an outstanding par value of at least $100 million. The index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index.

Salomon Brothers Balanced Fund

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Total Returns for Class A Shares

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 10.03% in the second quarter of 2003; Lowest: (7.72)% in the third quarter of 2002.

Average Annual Total Returns (calendar year ended 12/31/05)

Salomon Brothers Balanced Fund

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	(3.17)%	3.40%	7.03%
Return After Taxes on Distributions(1)	(4.28)%	1.94%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.84)%	2.06%	4.88%
Class B
Return Before Taxes	(3.07)%	3.50%	6.84%
Class C
Return Before Taxes	1.03%	3.87%	6.86%
Class O
Return Before Taxes	2.88%	4.93%	7.97%
S&P 500 Stock Index†	4.91%	0.54%	9.07%
Citigroup Broad Investment Grade Bond Index††	2.57%	5.93%	6.19%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
†	The S&P 500 Index is a market-weighted index comprised of 500 widely held common stocks, but reflects no deduction for fees, expenses or taxes. An investor cannot invest directly in an index. A broad based unmanaged index of widely held common stocks.
††	A broad based unmanaged index of corporate bonds. The index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Total Returns for Class A Shares

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 3.29% in the third quarter of 2005; Lowest: (2.84)% in the first quarter of 2005.

Average Annual Total Returns (calendar years ended 12/31/05)

Legg Mason Partners Multiple Discipline Balanced All Cap Growth and Value

	1 Year	Since Inception	Inception Date
Class A
Return Before Taxes	(1.92)%	2.12%	8/6/04
Return After Taxes on Distributions(1)	(2.32)%	1.82%	8/6/04
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.24)%	1.63%	8/6/04
Class B
Return Before Taxes	(2.59)%	2.36%	8/16/04
Class C
Return Before Taxes	1.50%	5.23%	8/16/04
Class Y
Return Before Taxes	3.66%	5.42%	11/8/04
Russell 3000 Index*	6.12%	16.40%	8/6/04
Lehman Intermediate Treasury Bond**	1.56%	2.22%	8/6/04

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
*	The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization which represent approximately 98% of the U.S. equity market. The index does not reflect deduction for fees, expenses and taxes. An investor cannot invest directly in an index.
**	The Lehman Brothers Intermediate Treasury Bond Index is comprised of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Index comparison begins 8/1/04. The Index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index.

Legg Mason High Yield Portfolio

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Returns—Primary Class

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 11.34% in the first quarter of 1999; Lowest: (10.40)% in the fourth quarter of 2000.

Average Annual Total Returns

for the periods ended 12/31/2005

Legg Mason High Yield Portfolio

	1 Year	5 Years	10 Years (or Life of Class)
Primary Class Shares—
Return Before Taxes	2.39%	5.66%	4.59%
Return After Taxes on Distributions(a)	(0.22)%	2.56%	1.11%
Return After Taxes on Distributions and Sale of Fund Shares(a)	1.52%	2.90%	1.82%
Institutional Class Shares—Return Before Taxes	2.94%	6.06%	1.77	%(b)
Lehman High Yield Index 2% Issuer Constrained (reflects no deduction for fees, expenses or taxes)(c)	2.76%	9.12%	6.70%
Lehman High Yield Index (reflects no deduction for fees, expenses or taxes)(c)	2.74%	8.85%	6.54%

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund’s returns after taxes on distributions because the loss generates a tax benefit that is factored into the result.

(a)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Institutional Class shares will differ from those shown above for Primary Class shares. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(b)	May 5, 1998 (commencement of operations) to December 31, 2005. However, for the period January 29, 1999 through March 7, 1999, there were no assets in the Institutional Class of the fund.

(c)	The Lehman High Yield Index 2% Issuer Constrained is a market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated and nonconvertible debt registered with the SEC. The Index limits the maximum exposure to any one issuer to 2%. The Lehman High Yield Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated and nonconvertible debt registered with the SEC. The fund changed its comparative index from the Lehman High Yield Index to the Lehman High Yield Index 2% Issuer Constrained because the Adviser has determined that the Lehman High Yield Index 2% Issuer Constrained is more representative of the overall high yield market and therefore, more accurately reflects the types of securities in which the fund invests.

Legg Mason Balanced Trust

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Returns—Primary Class

Highest and Lowest Quarterly Returns (for the periods shown in the bar chart): Highest: 9.00% in the fourth quarter of 1998; Lowest: (8.71)% in the final quarter of 2002.

Legg Mason Balanced Trust Primary

Average Annual Total Returns

for the periods ended 12/31/2005

	1 Year	5 Years	Life of Class
Primary Class Shares —
Return Before Taxes	5.93%	2.21%	4.34	%(a)
Return After Taxes on Distributions(b)	4.82%	1.42%	3.51	%(a)
Return After Taxes on Distributions and Sale of Fund Shares(b)	4.92%	1.62%	3.36	%(a)
Financial Intermediary Class Shares —
Return Before Taxes	6.36%	N/A	3.74	%(c)
Institutional Class Shares —
Return Before Taxes	6.46%	N/A	3.97	%(c)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(e)	4.91%	0.54%	8.35	%(d)
Lehman Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)(e)	1.58%	5.50%	6.11	%(d)

During periods of fund losses, the return after taxes on distributions and sale of fund shares may exceed the fund’s returns after taxes on distributions because the loss generates a tax benefit that is factored into the result.

(a)	October 1, 1996 (commencement of operations) to December 31, 2005.
(b)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for the fund’s other classes will differ from those shown above for Primary Class shares. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(c)	March 16, 2001 (commencement of operations) to December 31, 2005.
(d)	For the period September 30, 1996 to December 31, 2005.
(e)	The S&P 500 Index is a market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. The Lehman Intermediate Government/Credit Bond Index is a total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years.

APPENDIX G

Similarities and Differences in the Forms of Organization of the Acquired Funds and the Acquiring Funds

Comparison of Maryland Corporations and Massachusetts Trusts

In General

A fund organized as a Massachusetts Trust (a “Massachusetts Trust”) is governed by its declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides so much flexibility compared to typical state corporate statutes, the Massachusetts Trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, provide.

A fund organized as a Maryland Corporation (a “Maryland Corporation”), on the other hand, is governed both by Maryland General Corporation Law (the “MGCL”) and the Maryland Corporation’s charter. For a Maryland Corporation, unlike a Massachusetts Trust, the MGCL prescribes many aspects of Corporate governance.

Shareholders of a Maryland Corporation generally are shielded from personal liability for the corporation’s debts or obligations. Shareholders of a Massachusetts Trust, on the other hand, are not afforded the limitation of personal liability generally afforded to shareholders of a corporation from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The declaration of each Fund organized as a Massachusetts Trust (a “Massachusetts Fund”) contains such provisions.

Similarly, the trustees of a Massachusetts Trust are not afforded the protection from personal liability for the obligations of the trust by form of organization. The directors of a Maryland Corporation, on the other hand, generally are shielded from personal liability for the corporation’s acts or obligations under the corporate form of organization. Courts in Massachusetts have, however, recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The declarations for each of the Massachusetts Funds contain such provisions.

As a result of the initiatives discussed in “Effect of Proposed ‘Shell’ Reorganizations of the Funds,” it is proposed that each Fund will become a series of a Maryland business trust. More information may be found under “Discussion of Maryland Trusts.”

Maryland Corporations

Each Maryland corporation is governed by the MGCL, its charter and Bylaws. Some of the key provisions of the MGCL, the charters and Bylaws are summarized below. Although the Maryland corporations’ charters and Bylaws contain some very similar provisions, there are differences in a number of provisions. The following is a summary of the MGCL, the charter and Bylaws of each Maryland Corporation and is qualified in its entirety for each Maryland Corporation by reference to the MGCL and its charter and Bylaws.

Shareholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Depending on the circumstances and the charter of the corporation, there may be various exceptions to these votes. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. For each of the Maryland Corporations, shareholders of all series and classes vote together as a single class, except as otherwise required by the 1940 Act or required or permitted by their charters.

Election and Removal of Trustees

Shareholders of a Maryland corporation may vote on the election and removal of directors. Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Each Maryland corporation will call a meeting of shareholders whenever required by the 1940 Act to elect directors.

The charter of each Maryland Corporation generally provides that its Board has the power to set the number of directors and, in most circumstances, to fill vacancies except when the 1940 Act requires that a vacancy be filled by the shareholders. Directors are elected by a plurality vote and serve until their successors are elected and qualify.

Amendments to the Charter

Under the MGCL, shareholders of corporations registered as open-end investment companies are entitled to vote on amendments to the charter. However, the board of directors of an open-end investment company is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or designation of any class or series of stock and to change the par value of the authorized shares. The board of directors is also authorized to supplement the charter to increase the number of authorized shares or the number of shares in any class or series.

Issuance and Redemption of Shares

The board of directors of each Maryland Corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of each Maryland Corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. A Maryland corporation registered an open-end investment company may involuntarily redeem a shareholder’s shares under certain circumstances, unless prohibited by the charter.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the equitable treatment of holders and series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The charters of the Maryland corporations generally do not restrict the authority to directors within this statutory framework to establish series and classes in addition to those currently established and to determined the rights and preferences of the shares of the series and classes.

Shareholder, Trustee and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of having been a director. Additionally, the MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The charters of Salomon Brothers Series Funds Inc and Legg Mason Partners Investment Funds, Inc. each contain such a provision which eliminates such liability to the maximum extent permitted by the MGCL. The Bylaws of Salomon Brothers Series Funds Inc. and the Bylaws of Legg Mason Partners Investment Funds, Inc. generally provide for indemnification (including the advance of expenses) for directors and officers. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

Derivative Actions

There are no provisions relating to shareholder derivative actions in the charters of any of the Maryland Corporations. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Massachusetts Funds

Each Massachusetts Fund is governed by its own declaration of trust (each, a “Massachusetts Fund Declaration”). Although the Massachusetts Fund Declarations contain some very similar provisions, there are differences in a number of provisions. Some of the key provisions of the Massachusetts Fund Declarations are summarized below. This description is qualified in its entirety for each Massachusetts Trust by reference to its Declaration.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Shareholders of the Massachusetts Funds are generally entitled to vote only on matters required by the 1940 Act or other applicable laws and certain other matters, including (i) the removal of trustees, (ii) with respect to certain amendments to the Massachusetts Fund Declaration; and (iii) in connection with certain mergers, consolidations or sales of assets. Shareholders of Legg Mason Partners Income Funds (“Income Funds”) are additionally entitled to vote on the termination of the trust, or of any of its series or classes.

The 1940 Act does not require funds to hold an annual meeting of shareholders and none of the Massachusetts Funds are required to hold such meetings. Each Massachusetts Fund will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Massachusetts Fund Declaration. Shareholders of Income Funds are each entitled to vote for each share held and fractional shares held. For Income Funds, shareholders vote separately by series, except for the election of trustees or where required by the 1940 Act to vote together.

Election and Removal of Trustees

The Massachusetts Fund Declarations provide that the trustees determine the size of the board of trustees. Each also provides that vacancies on the board of trustees may be filled by the remaining trustees, except when election by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality vote of the shareholders. The Massachusetts Fund Declaration for Income Funds contains specific provisions relating to trustees emeritus, and compensation for acting as such. The Massachusetts Fund Declarations provide that trustees may be removed by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees.

Amendments to the Declaration

The trustees of each Massachusetts Fund are authorized to amend the Massachusetts Fund Declaration without the vote of shareholders except in certain circumstances. Shareholders of the Income Funds are entitled to vote only on amendments that would adversely affect the rights of shareholders to whom the amendment is applicable.

Each Massachusetts Fund Declaration places restrictions on amendments that may impair the exemption from personal liability granted in the Massachusetts Fund Declaration to the shareholders, trustees, officers, employees and agents of the Massachusetts Fund or that permit assessments upon shareholders or former shareholders. In addition, some of the Massachusetts Fund Declarations prohibit amendments that would limit the rights to indemnification or insurance provided in the Massachusetts Fund Declaration with respect to actions or omissions of persons entitled to indemnification under the Massachusetts Fund Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of each Massachusetts Fund are permitted to issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any preference, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Massachusetts Fund Declarations provide that the Massachusetts Fund may involuntarily redeem a shareholder’s shares upon such conditions in each case as may be determined by the trustees and, with respect to Income Funds, if the failure to so redeem would have a materially adverse consequence, or, with respect to small accounts, upon such conditions as may be determined by the Trustees.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The Massachusetts Fund Declarations give broad authority to the trustees within this statutory framework to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the series and classes. Each Massachusetts Fund Declaration provides that shares of a series represent an interest in that series only, and not in the assets of any other series or the Massachusetts Fund generally.

Shareholder, Trustee and Officer Liability

The Massachusetts Fund Declarations provide that shareholders have no personal liability for the obligations of the Massachusetts Fund and require the Massachusetts Fund to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the Massachusetts Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Massachusetts Fund Declarations provide that any person who is or has been a trustee, officer or employee of the Massachusetts Fund is not personally liable to any person in connection with the affairs of the Massachusetts Fund, other than the Massachusetts Fund and its shareholders. The Massachusetts Fund Declarations also provide that trustees may rely on expert advice, and will not be liable for errors of judgment or mistakes of fact or law. The Massachusetts Fund Declarations further provide that a trustee or officer is not liable to the Massachusetts Fund or to any shareholder for any actions or failure to act, and require the Massachusetts Fund to indemnify such persons for any liability and expenses incurred by such person, except in the case of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office with the Massachusetts Fund. The Massachusetts Fund Declarations provide that the Massachusetts Fund may advance to a trustee or officer the expenses of preparation and presentation of a defense to any claims brought, under certain circumstances.

Derivative Actions

Each of the Massachusetts Fund Declarations provide that shareholders have the right to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders.

Discussion of Maryland Trusts

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on Shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in most cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Each Declaration of a Maryland Trust provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. For example, the trustees may amend the Declaration in any respect without shareholder approval. This provision permits the trustees to act quickly in response to competitive or regulatory conditions without the cost and delay of a shareholder meeting when the trustees believe that the amendment is in the interests of shareholders. Similarly, the trustees have broad authority to provide for the merger or consolidation of the trust into another trust or entity, to reorganize the trust, or any series or class into another trust or entity or a series or class of another entity, to sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or to terminate the trust or any series or class.

The 1940 Act does not require funds to hold an annual meeting of shareholders, and the Maryland Trusts do not require such meetings. Each Maryland Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The Declarations provide for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the Record Date. The Declarations provide that shareholders of all series and classes vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The Declarations provide that the trustees establish the number of trustees. The Declarations also provide that vacancies on the Board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast of the shareholders at a meeting at which a quorum is present. The Declarations also provide that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees. The provisions of the Declarations relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration

The trustees of each Maryland Trust are authorized to amend the Declarations in any respect without the vote of shareholders except in certain circumstances. Each Declaration prohibits amendments that impair the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Maryland Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of each Maryland Trust are permitted to cause the Maryland Trust issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Declarations provide that a shareholder may redeem his or her shares at the price determined in accordance with the Declaration. The Declarations also provide that a Maryland Trust may involuntarily redeem a shareholder’s shares upon such conditions as may be determined by the trustees, giving the Maryland Trust the flexibility that may be needed to comply with recently enacted legislation such as the USA PATRIOT Act. For example, a shareholder’s shares may be redeemed if the shareholder fails to provide the Maryland Trust with identification required by that Act, or if the Maryland Trust is unable to verify the information received from the shareholder.

Disclosure of Shareholder Holdings

The Declarations specifically require shareholders, upon demand, to disclose to the Maryland Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Maryland Trust may disclose such ownership if required by law or regulation.

Small Accounts

Small accounts can be very costly to a fund and all of its shareholders and the Declaration gives the trustees the authority to deal with small accounts in a number of ways. Typically, the only way a fund has been able to deal with these accounts has been to close out the shareholder’s account by redeeming all of the shares in the account, even if the shareholder would like to continue his or her investment in the fund. Under the Declarations, the Maryland Trust would be permitted to assess a fee for small accounts and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. Each of the Maryland Trusts has been established as a series of a Maryland trust. The Declarations give broad authority to the trustees within this statutory framework, and consistent with Maryland law, to establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Declarations also give authority to the trustees to change any of those features, to terminate any series or class, and to combine series with other series in the trust, or to combine one of more classes of a series with another class in that series. For example, if a Fund has one or more classes with few shares outstanding, the Fund may combine one or more of its classes with another of its classes, or convert shares of one class into shares of another class, thus permitting the closure of small classes, and decreasing both costs and administrative burdens.

Each share of a Fund represents an interest in that Fund only, and not in the assets of any other Fund generally.

Shareholder, Trustee and Officer Liability

The Declarations provide that shareholders are not personally liable for the obligations of a Maryland Trust and require the Maryland Trust to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the Maryland Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Declarations provide that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Maryland Trust or theirs shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Maryland Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. Each Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under Maryland law, a trustee is liable to the Maryland Trust or its shareholders for monetary damages only (i) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (ii) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declarations require the Maryland Trust to indemnify any persons who are or who have been trustees, officers or employees of the trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. Under the 1940 Act, a trustee or officer may not be indemnified by the Trust for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declarations also clarify that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Maryland Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Maryland Trust’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Maryland Trust, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Maryland Trust. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected Maryland Trust must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Maryland Trust in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Maryland Trust’s costs, including attorneys’ fees.

The Declarations also require that actions by shareholders against a Maryland Trust be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Each of the Funds is currently a Maryland Corporation or a Massachusetts Trust, and each operates under charter documents that cover many of the same provisions discussed above. However, in most cases it is expected that the Declarations for the Maryland Trusts will provide broader authority to the trustees than the existing charters.

APPENDIX H

5% Shareholders of the Acquired and Acquiring Funds

As of August 21, 2006, to the knowledge of the Funds, no person owned beneficially or of record 5% or more of any class of any Fund, except as set forth in the following table:

Fund	Class of Shares	Name and Address of Owner	Percent of Class

Legg Mason Partners Capital and Income Fund	Y	Smith Barney Mutual Fund Management LLC, Concert Series, SB Allocation Income, 225 Liberty Street, 24th Floor, New York, NY 10281-2606	94.45%

Legg Mason Partners Capital and Income Fund	Y	William J. Roberts IRA—CGM IRA Custodian, Fort Lee, NJ 07024-7721	5.54%

Legg Mason Partners High Income Fund	A	International Capital Institution (Attn: Controller), P.O. Box 675828, Rancho Santa Fe, CA 92067-5828	5.58%

Legg Mason Partners High Income Fund	Y	Smith Barney Mutual Fund Management LLC, Concert Series, SB Allocation Income, 225 Liberty Street, 24th Floor, New York, NY 10281-2606	98.13%

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	A	Mary A. Winston, Montclair, NJ 07042-1909	6.53%

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Y	CAM North America, LLC. Multiple Discipline Portfolio 2—Scholars Choice College Saving, 300 First Stamford Pl., 4th Floor, Stamford, CT 06902-6765	100%

Salomon Brothers Balanced Fund	A	Citigroup Global Markets, Inc. (Attn: Peter Booth)—333 West 34th Street, 7th Floor, New York, NY 10001-2483	32.71%

Salomon Brothers Balanced Fund	A	Smith Barney 401K Advisors Trust—Citigroup Inst. Trust Co-Trustee—400 Atrium Drive, Somerset, NJ 08873-4172	23.09%

Salomon Brothers Balanced Fund	B	Citigroup Global Markets, Inc. (Attn: Peter Booth)—333 West 34th Street, 7th Floor, New York, NY 10001-2483	57.91%

Salomon Brothers Balanced Fund	B	MLPFS For the Sole Benefit of its Customers (Attn: Fund Administration)—4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-0000	5.41%

Salomon Brothers Balanced Fund	C	Citigroup Global Markets, Inc. (Attn: Peter Booth)—333 West 34th Street, 7th Floor, New York, NY 10001-2483	63.08%

Salomon Brothers Balanced Fund	O	Citigroup Global Markets, Inc. (Attn: Peter Booth)—333 West 34th Street, 7th Floor, New York, NY 10001-2483	27.14%

Salomon Brothers Balanced Fund	O	Davenport Company LLC—W Proctor Harvey, Irma B Harvey Ten Com—McLean, VA 22103-1524	25.04%

H-1

Fund	Class of Shares	Name and Address of Owner	Percent of Class
Salomon Brothers Balanced Fund	O	BDST IRA R/O CUST FBO DEAN BETZIOS—Sea Cliff, NY 11579	9.65%

Salomon Brothers Balanced Fund	O	MLPFS For the Sole Benefit of its Customers (Attn: Fund Administration)—4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-0000	5.72%

Salomon Brothers Balanced Fund	O	BDST CUST—Alan L Dahlberg IRA—RO, Montgomery, TX 77356-8380	5.27%

Legg Mason High Yield Portfolio	Institutional	Legg Mason Core4College 529 Plan Growth Portfolio—P.O. Box 1476, Attn: Legg Mason Funds—Red Run, Baltimore, MD 21203-1476	35.71%

Legg Mason High Yield Portfolio	Institutional	Nationwide Trust Co.—Custodian for Legg Mason Profit Sharing and 401K Plan—98 San Jacinto Blvd., Suite 1100, Austin, TX 78701-4255	22.15%

Legg Mason High Yield Portfolio	Institutional	Citigroup Global Markets Inc., 333 West 34th Street, New York, NY 10001-2402	16.95%

Legg Mason High Yield Portfolio	Institutional	Legg Mason Core4College 529 Plan Balanced Portfolio—P.O. Box 1476, Attn: Legg Mason Funds—Red Run, Baltimore, MD 21203-1476	15.53%

Legg Mason High Yield Portfolio	Institutional	Legg Mason Core4College 529 Plan Income Portfolio—P.O. Box 1476, Attn: Legg Mason Funds—Red Run, Baltimore, MD 21203-1476	6.25%

Legg Mason Balanced Trust	Financial Intermediary	Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402	39.68%

Legg Mason Balanced Trust	Financial Intermediary	EMJAYCO—FBO American Micro Products 401K Plan, P.O. Box 17909, Milwaukee, WI 53217	22.76%

Legg Mason Balanced Trust	Institutional	Charles Schwab & Co. Inc.—Special Custody Account—Benefit of Customers—101 Montgomery Street, San Francisco, CA 94104-4151	89.38%

Legg Mason Balanced Trust	Institutional	Nationwide Trust Co.—Custodian for Legg Mason Profit Sharing and 401K Plan—98 San Jacinto Blvd., Suite 1100, Austin, TX 78701-4255	5.39%

H-2

APPENDIX I

Comparison of Board Composition

Acquired Fund Board	Acquiring Fund Board

Legg Mason Partners Dividend and Income Fund

Leopold Abraham, II

Jane Dasher

Donald R. Foley

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

Interested Board Member:

R. Jay Gerken

Legg Mason Partners Capital and Income Fund

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Interested Board Member:

R. Jay Gerken

(collectively, “Board A”)

Salomon Brothers Balanced Fund Carol L. Colman Daniel P. Cronin Leslie H. Gelb William R. Hutchinson Dr. Riordan Roett Jeswald W. Salacuse Interested Board Member: R. Jay Gerken	Legg Mason Partners Capital and Income Fund Board A

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value Paul R. Ades Dwight B. Crane Frank G. Hubbard Jerome H. Miller Ken Miller Interested Board Member: R. Jay Gerken	Legg Mason Partners Capital and Income Fund Board A

Legg Mason Balanced Trust

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Peter G. O’Brien

S. Ford Rowan

Robert M. Tarola

Interested Board Members:

John F. Curley, Jr.

Mark R. Fetting

Legg Mason Partners Capital and Income Fund Board A

I-1

Acquired Fund Board	Acquiring Fund Board

Legg Mason High Yield Portfolio

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Peter G. O’Brien

S. Ford Rowan

Robert M. Tarola

Interested Board Members:

John F. Curley, Jr.

Mark R. Fetting

Legg Mason Partners High Income Fund

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Interested Board Member:

R. Jay Gerken

(collectively “Board B”)

I-2

APPENDIX J

Portfolio Manager Compensation and Fund Holdings

Western Asset. With respect to the compensation of the portfolio managers employed by Western Asset, the manager’s compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of Legg Mason, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to Legg Mason, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the manager’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

CAM NA. CAM NA investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel. However, CAM NA investment professionals who are employed concurrently by CAM NA and also by another investment manager affiliated with Legg Mason may be compensated under that other investment manager’s compensation program.

CAM NA has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the portfolio managers of certain of the Funds. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM NA investment professionals with those of Fund shareholders and other CAM NA clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM NA’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-CAM NA investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). CAM NA may also measure the team’s pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM NA chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM NA chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the firm, and 50% may be received in the form of Legg Mason restricted stock shares.

A list of fund holdings for each portfolio manager may be found in the SAI for each Acquiring Fund. See Appendix L for the date of each Acquiring Fund’s current SAI.

J-1

APPENDIX K

Form of Organization

Fund	Form of Organization
Acquired Funds

Legg Mason Partners Dividend and Income Fund	Series of a Massachusetts business trust

Salomon Brothers Balanced Fund	Series of a Maryland corporation

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Series of a Maryland corporation

Legg Mason Balanced Trust	Series of a Maryland corporation

Legg Mason High Yield Portfolio	Series of a Maryland corporation

Acquiring Funds

Legg Mason Partners Capital and Income Fund	Series of a Massachusetts business trust

Legg Mason Partners High Income Fund	Series of a Massachusetts business trust

K-1

APPENDIX L

Report Dates for Acquired and Acquiring Funds

Fund	Prospectus and SAI	Annual Report	Semi-Annual Report
Acquired Funds

Legg Mason Partners Dividend and Income Fund	November 28, 2005	July 31, 2005	January 31, 2006

Salomon Brothers Balanced Fund	May 1, 2006	March 10, 2006	N/A

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 28, 2006	April 30, 2006	N/A

Legg Mason Balanced Trust	August 1, 2006	March 31, 2006	N/A

Legg Mason High Yield Portfolio	May 1, 2006	December 31, 2005	N/A

Acquiring Funds

Legg Mason Partners Capital and Income Fund	May 1, 2006	December 31, 2005	N/A

Legg Mason Partners High Income Fund	November 28, 2005	July 31, 2005	January 31, 2006

L-1

APPENDIX M

Instructions for Signing the Proxy Card

The following general rules for signing the proxy card may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith Jr., Executor

M-1

Legg Mason Partners Capital and Income Fund

Legg Mason Partners High Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 11, 2006

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Capital and Income Fund

Salomon Brothers Balanced Fund	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 11, 2006, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Dividend and Income Fund, Salomon Brothers Balanced Fund, Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value, Legg Mason Balanced Trust and Legg Mason High Yield Portfolio (each, an “Acquired Fund” and collectively, the “Acquired Funds”) in exchange for shares of the corresponding acquiring fund listed across from each Acquired Fund above having an aggregate value equal to those of the relevant Acquired Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to the Acquiring Funds at the address set forth above or call 800-451-2010 (for the Legg Mason Partners Funds), 800-446-1013 (for Salomon Brothers Balanced Fund), 800-822-5544 (for Primary Class shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Fund), or 888-425-6432 (for Institutional Class and Financial Intermediary Class shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Fund). The transfers are to occur pursuant to Agreements and Plans of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1. General Information	S-2
2. Financial Statements and Other Incorporated Documents	S-2
3. Pro Forma Financial Statements	S-2

GENERAL INFORMATION

A Special Meeting of Shareholders of Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Discipline Fund Balanced All Cap Growth and Value and Salomon Brothers Balanced Fund to consider the Reorganizations will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022, on October 19, 2006, at 2:00 p.m., Eastern time. A Special Meeting of Shareholders of Legg Mason Balanced Trust and Legg Mason High Yield Portfolio to consider the Reorganizations will be held at the offices of Legg Mason, 100 Light Street, 34th Floor, Baltimore, Maryland 21202 on October 19, 2006 at 2:00 p.m., Eastern Time. For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Proxy Statement/Prospectus dated September 11 2006, consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information of Legg Mason Partners Dividend and Income Fund dated November 28, 2005 (0001193125-05-232681).

2. The Statement of Additional Information of Salomon Brothers Balanced Fund dated May 1, 2006 (0001193125-06-100517).

3. The Statement of Additional Information of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value dated August 29, 2005 (0001193125-05-176072).

4. The Statement of Additional Information of Legg Mason Balanced Trust dated August 1, 2005 (0000357235-05-000294).

5. The Statement of Additional Information of Legg Mason High Yield Portfolio dated May 1, 2006 (0000357235-06-000303).

6. The Statement of Additional Information of Legg Mason Partners Capital and Income Fund dated May 1, 2006 (0001193125-06-093278).

7. The Statement of Additional Information of Legg Mason Partners High Income Fund dated November 28, 2005 (0001193125-05-232681).

8. Annual Report of Legg Mason Partners Dividend and Income Fund for the year ended July 31, 2005 (0000414851-05-000202).

9. Annual Report of Salomon Brothers Balanced Fund for the year ended December 31, 2004 (00011193125-05-046665).

10. Annual Report of Salomon Brothers Balanced Fund for the year ended December 31, 2005 (0000914851-06-000063).

11. Annual Report of Additional Information of Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value for the year ended April 30, 2006 (0001193125-06-143808).

12. Annual Report of Legg Mason Balanced Trust for the year ended March 31, 2006 (0000904046-06-000002).

13. Annual Report of Legg Mason High Yield Portfolio for the year ended December 31, 2005 (0000810868-06-000001).

14. Annual Report of Legg Mason Partners Capital and Income Fund for the year ended December 31, 2005 (0000914851-06-000095).

15. Annual Report of Legg Mason Partners High Income Fund for the year ended July 31, 2005 (0000914851-05-000202).

16. Semi-Annual Report of Legg Mason Partners High Income Fund for the six months ended January 31, 2006 (0000914851-06-000141).

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for each Fund and pro forma financial statements for the Combined Funds, assuming the Reorganizations are consummated as of March 31, 2006. The first table presents the Portfolio of Investments for each Fund and pro forma figures for the Combined Fund. The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund. The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

Pro Forma Combined Schedule of Investments

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund, Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund

As of December 31, 2005 (Unaudited)

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
CORPORATE BONDS & NOTES — 21.1%
Aerospace & Defense — 0.4%
—	—	—	—	$2,375,000	$2,375,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13
						General Dynamics Corp.:
—	—	—	—	275,000	275,000	2.125% due 5/15/06
—	—	—	$500,000	—	500,000	4.500% due 8/15/10
$950,000	—	$250,000	—	225,000	1,425,000	Goodrich Corp., Notes, 7.500% due 4/15/08
125,000	—	—	—	—	125,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12
—	—	—	—	300,000	300,000	Lockheed Martin Corp., Notes, 7.700% due 6/15/08
200,000	—	—	—	—	200,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15
						Raytheon Co., Notes:
—	—	—	—	238,000	238,000	6.750% due 8/15/07
—	—	—	—	267,000	267,000	4.500% due 11/15/07
						Sequa Corp., Senior Notes:
—	—	—	—	7,500,000	7,500,000	9.000% due 8/1/09
350,000	—	—	—	—	350,000	Series B, 8.875% due 4/1/08

						Total Aerospace & Defense

Air Freight & Logistics — 0.0%
—	—	—	—	284,000	284,000	FedEx Corp., Global Notes, 2.650% due 4/1/07

Airlines — 0.0%
						Continental Airlines Inc., Pass-Through Certificates:
96,410	—	—	—	—	96,410	Series 2000-2, Class C, 8.312% due 4/2/11
510,000	—	—	—	—	510,000	Series 2001-2, Class D, 7.568% due 12/1/06
						United Airlines Inc., Pass-Through Certificates:
162,820	—	—	—	—	162,820	Series 2000-1, Class B, 8.030% due 7/1/11 (c)
245,469	—	—	—	—	245,469	Series 2000-2\Class B, 7.811% due 10/1/09 (c)
105,000	—	—	—	—	105,000	Series 2001-1\Class B, 6.932% due 9/1/11 (c)
230,000	—	—	—	—	230,000	Series 2001-1\Class C, 6.831% due 9/1/08 (c)

						Total Airlines

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$2,282,969		$2,282,969

—	—	—	—	272,576		272,576
—	—	—	$492,013	—		492,013
$997,940	—	$262,616	—	236,354		1,496,910
132,188	—	—	—	—		132,188
—	—	—	—	317,854		317,854
198,000	—	—	—	—		198,000

—	—	—	—	243,916		243,916
—	—	—	—	264,816		264,816

—	—	—	—	8,006,250		8,006,250
366,625	—	—	—	—		366,625

1,694,753	—	262,616	492,013	11,624,735		14,074,117

—	—	—	—	276,334		276,334

86,309	—	—	—	—		86,309
502,830	—	—	—	—		502,830

118,942	—	—	—	—		118,942
213,832	—	—	—	—		213,832
95,959	—	—	—	—		95,959
163,040	—	—	—	—		163,040

1,180,912	—	—	—	—		1,180,912

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Auto Components — 0.1%
$135,000	—	—	—	—	$135,000	Arvin Capital I, Capital Securities, 9.500% due 2/1/27
—	—	—	—	$129,000	129,000	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12
1,500,000	—	$350,000	—	—	1,850,000	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06
200,000	—	—	—	—	200,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13
200,000	—	—	—	—	200,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13

						Total Auto Components

Automobiles — 0.4%
—	—	—	—	325,000	325,000	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06
						Ford Motor Co.:
100,000	—	—	—	500,000	600,000	Debentures, 6.625% due 10/1/28
65,000	—	—	—	—	65,000	Debentures, 8.900% due 1/15/32
1,175,000	—	—	—	8,975,000	10,150,000	Notes, 7.450% due 7/16/31
						General Motors Corp., Senior Debentures:
175,000	—	—	—	700,000	875,000	8.250% due 7/15/23
450,000	—	—	—	6,025,000	6,475,000	8.375% due 7/15/33

						Total Automobiles

Beverages — 0.2%
—	—	—	—	250,000	250,000	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09
—	—	—	—	300,000	300,000	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06
—	—	—	—	275,000	275,000	Brown-Forman Corp., Notes, 3.000% due 3/15/08
—	—	—	—	6,000,000	6,000,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12
175,000	—	—	—	—	175,000	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11
—	—	—	—	250,000	250,000	Diageo Capital PLC, Notes, 3.500% due 11/19/07
—	—	—	—	300,000	300,000	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09

						Total Beverages

Building Products — 0.3%
—	—	—	—	5,000,000	5,000,000	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09
90,000	—	—	—	—	90,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12
						Masco Corp., Notes:
—	—	—	—	250,000	250,000	6.750% due 3/15/06
1,250,000	—	225,000	—	—	1,475,000	6.500% due 8/15/32
150,000	—	—	—	1,600,000	1,750,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14

						Total Building Products

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$136,350	—	—	—	—		$136,350
—	—	—	—	$107,070		107,070
1,497,654	—	$349,452	—	—		1,847,106
174,000	—	—	—	—		174,000
217,500	—	—	—	—		217,500

2,025,504	—	349,452	—	107,070		2,482,026

—	—	—	—	326,641		326,641

65,000	—	—	—	325,000		390,000
47,938	—	—	—	—		47,938
804,875	—	—	—	6,147,875		6,952,750

113,313	—	—	—	453,250		566,563
299,250	—	—	—	4,006,625		4,305,875

1,330,376	—	—	—	11,259,391		12,589,767

—	—	—	—	286,974		286,974
—	—	—	—	294,280		294,280
—	—	—	—	264,126		264,126
—	—	—	—	6,270,000		6,270,000
180,250	—	—	—	—		180,250
—	—	—	—	243,605		243,605
—	—	—	—	314,050		314,050

180,250	—	—	—	7,673,035		7,853,285

—	—	—	—	5,443,690		5,443,690
87,300	—	—	—	—		87,300

—	—	—	—	250,895		250,895
1,297,631	—	233,574	—	—		1,531,205
145,500	—	—	—	1,552,000		1,697,500

1,530,431	—	233,574	—	7,246,585		9,010,590

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Capital Markets — 0.2%
—	—	—	—	$325,000	$325,000	Amvescap PLC, Senior Notes, 5.900% due 1/15/07
$195,000	—	—	—	2,925,000	3,120,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14
—	—	—	$500,000	—	500,000	Merrill Lynch & Co., Inc., 3.700% due 4/21/08
						Morgan Stanley:
—	—	—	—	275,000	275,000	Notes, 5.800% due 4/1/07
1,465,000	—	$350,000	—	—	1,815,000	Subordinated Notes, 4.750% due 4/1/14

						Total Capital Markets

Chemicals — 1.4%
190,000	—	—	—	2,500,000	2,690,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11
150,000	—	—	—	—	150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20
100,000	—	—	—	1,075,000	1,175,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)
—	—	—	—	3,000,000	3,000,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11
200,000	—	—	—	—	200,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10
—	—	—	—	4,524,000	4,524,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09
—	—	—	—	225,000	225,000	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08
290,000	—	—	—	7,500,000	7,790,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11
385,000	—	—	—	—	385,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09
335,000	—	—	—	4,750,000	5,085,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12
135,000	—	—	—	—	135,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12
—	—	—	—	116,000	116,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08
—	—	—	—	190,000	190,000	Monsanto Co., Notes, 4.000% due 5/15/08
200,000	—	—	—	2,400,000	2,600,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12
230,000	—	—	—	3,750,000	3,980,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11
—	—	—	—	3,000	3,000	PPG Industries Inc., Notes, 6.500% due 11/1/07
275,000	—	—	—	1,375,000	1,650,000	PQ Corp., 7.500% due 2/15/13 (a)
—	—	—	—	350,000	350,000	Praxair Inc., Unsecured Notes, 2.750% due 6/15/08
—	—	—	—	4,475,000	4,475,000	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$326,196		$326,196
$ 217,913	—	—	—	3,268,687		3,486,600
	—	—	$487,141	—		487,141

	—	—	—	277,886		277,886
1,407,390	—	$336,237	—	—		1,743,627

1,625,303	—	336,237	487,141	3,872,769		6,321,450

203,300	—	—	—	2,675,000		2,878,300
169,125	—	—	—	—		169,125
99,500	—	—	—	1,069,625		1,169,125
—	—	—	—	3,315,000		3,315,000
210,500	—	—	—	—		210,500
—	—	—	—	4,693,650		4,693,650
—	—	—	—	219,399		219,399
310,300	—	—	—	8,025,000		8,335,300
406,175	—	—	—	—		406,175
376,456	—	—	—	5,337,813		5,714,269
150,863	—	—	—	—		150,863
—	—	—	—	125,715		125,715
—	—	—	—	186,025		186,025
194,750	—	—	—	2,337,000		2,531,750
225,975	—	—	—	3,684,375		3,910,350
—	—	—	—	3,075		3,075
257,125	—	—	—	1,285,625		1,542,750
—	—	—	—	333,248		333,248
—	—	—	—	4,586,875		4,586,875

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$225,000	—	—	—	—	$225,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10
						Rhodia SA:
						Senior Notes:
—	—	—	—	$3,150,000	3,150,000	7.625% due 6/1/10
50,000	—	—	—	1,500,000	1,550,000	10.250% due 6/1/10
250,000	—	—	—	1,850,000	2,100,000	Senior Subordinated Notes, 8.875% due 6/1/11
130,000	—	—	—	—	130,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11

						Total Chemicals

Commercial Banks — 0.2%
—	—	—	—	250,000	250,000	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07
—	—	—	—	325,000	325,000	American Express Centurion Bank, Notes, 4.460% due 7/19/07 (b)
—	—	—	—	270,000	270,000	Banesto Finance Ltd., 7.500% due 3/25/07
—	—	—	$330,000	—	330,000	Bank of America Corp., 5.125% due 11/15/14
—	—	—	—	400,000	400,000	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08
—	—	—	—	175,000	175,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07
—	—	—	—	275,000	275,000	Corporacion Andina de Fomento, Notes, 4.556% due 1/26/07 (b)
—	—	—	—	200,000	200,000	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07
—	—	—	—	218,181	218,181	Fifth Third Bank, Notes, 2.870% due 8/10/09
—	—	—	—	250,000	250,000	FleetBoston Financial Corp., Medium-Term Notes, Series T, 4.200% due 11/30/07
—	—	—	—	210,000	210,000	Key Bank National Association, Notes, 5.000% due 7/17/07
—	—	—	—	350,000	350,000	Marshall & Ilsley Bank, 3.800% due 2/8/08
—	—	—	—	300,000	300,000	National City Bank, 2.500% due 4/17/06
—	—	—	—	300,000	300,000	PNC Funding Corp., Senior Notes, 5.750% due 8/1/06
1,225,000	—	$250,000	—	—	1,475,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)
—	—	—	—	300,000	300,000	SunTrust Bank, 4.550% due 5/25/09
—	—	—	—	350,000	350,000	U.S. Bank North America, Notes, 2.870% due 2/1/07
—	—	—	—	225,000	225,000	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$228,938	—	—	—	—		$228,938

—	—	—	—	$3,181,500		3,181,500
55,000	—	—	—	1,650,000		1,705,000
257,500	—	—	—	1,905,500		2,163,000
139,750	—	—	—	—		139,750

3,285,257	—	—	—	44,614,425		47,899,682

—	—	—	—	257,385		257,385
—	—	—	—	325,585		325,585
—	—	—	—	276,758		276,758
—	—	—	$329,192	—		329,192
—	—	—	—	412,094		412,094
—	—	—	—	182,323		182,323
—	—	—	—	275,037		275,037
—	—	—	—	202,146		202,146
—	—	—	—	210,172		210,172
—	—	—	—	247,867		247,867
—	—	—	—	210,051		210,051
—	—	—	—	343,564		343,564
—	—	—	—	298,190		298,190
—	—	—	—	301,500		301,500
1,585,733	—	$323,620	—	—		1,909,353
—	—	—	—	296,422		296,422
—	—	—	—	342,553		342,553
—	—	—	—	232,654		232,654

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$975,000	—	$250,000	—	—	$1,225,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13
—	—	—	—	$225,000	225,000	Wells Fargo & Co., Notes, 4.564% due 3/23/07 (b)
—	—	—	—	175,000	175,000	Zions Bancorp., Senior Notes, 2.700% due 5/1/06

						Total Commercial Banks

Commercial Services & Supplies — 0.3%
100,000	—	—	—	—	100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11
						Allied Waste North America Inc.:
						Senior Notes:
—	—	—	—	1,100,000	1,100,000	7.250% due 3/15/15
—	—	—	—	683,000	683,000	Series B, 9.250% due 9/1/12
485,000	—	—	—	—	485,000	Senior Secured Notes, Series B, 8.500% due 12/1/08
—	—	—	—	4,950,000	4,950,000	Senior Secured Notes, Series B, 7.375% due 4/15/14
—	—	—	—	350,000	350,000	Cendant Corp., Notes, 6.875% due 8/15/06
						Cenveo Corp.:
235,000	—	—	—	—	235,000	Senior Notes, 9.625% due 3/15/12
—	—	—	—	1,925,000	1,925,000	Senior Subordinated Notes, 7.875% due 12/1/13
—	—	—	—	380,000	380,000	Cintas Corp., Number 2, 5.125% due 6/1/07
125,000	—	—	—	—	125,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13
—	—	—	—	175,000	175,000	Waste Management Inc., 7.000% due 10/15/06

						Total Commercial Services & Supplies

Communications Equipment — 0.4%
						Lucent Technologies Inc.:
—	—	—	—	3,500,000	3,500,000	5.500% due 11/15/08
675,000	—	—	—	10,000,000	10,675,000	Debentures, 6.450% due 3/15/29
500,000	—	—	—	—	500,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06

						Total Communications Equipment

Computers & Peripherals — 0.1%
—	—	—	—	550,000	550,000	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07
—	—	—	—	275,000	275,000	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$1,000,565	—	$256,555	—	—		$1,257,120
—	—	—	—	$225,296		225,296
—	—	—	—	173,874		173,874

2,586,298	—	580,175	$329,192	4,813,471		8,309,136

96,904	—	—	—	—		96,904

—	—	—	—	1,116,500		1,116,500
—	—	—	—	742,762		742,762
511,675	—	—	—	—		511,675
—	—	—	—	4,838,625		4,838,625
—	—	—	—	353,645		353,645

254,975	—	—	—	—		254,975
—	—	—	—	1,867,250		1,867,250
—	—	—	—	381,085		381,085
124,375	—	—	—	—		124,375
—	—	—	—	177,439		177,439

987,929	—	—	—	9,477,306		10,465,235

—	—	—	—	3,500,000		3,500,000
582,188	—	—	—	8,625,000		9,207,188
502,500	—	—	—	—		502,500

1,084,688	—	—	—	12,125,000		13,209,688

—	—	—	—	554,641		554,641
—	—	—	—	269,359		269,359

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	$550,000	—	$550,000	International Business Machines Corp., 3.800% due 2/1/08
$ 75,000	—	—	—	$900,000	975,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)

						Total Computers & Peripherals

Consumer Finance — 0.0%
1,000,000	—	—	—	—	1,000,000	American Express Co., 5.500% due 9/12/06
						SLM Corp., Medium-Term Notes:
—	—	—	—	200,000	200,000	Series A, 4.400% due 1/26/09 (b)
—	—	—	500,000	—	500,000	6.810% due 1/31/14

						Total Consumer Finance

Containers & Packaging — 0.6%
205,000	—	—	—	—	205,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12
275,000	—	—	—	2,900,000	3,175,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13
5,000	—	—	—	2,587,000	2,592,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12
225,000	—	—	—	5,000,000	5,225,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12
750,000	—	—	—	—	750,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09
—	—	—	—	2,800,000	2,800,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10
150,000	—	—	—	1,575,000	1,725,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)
95,000	—	—	—	900,000	995,000	Pliant Corp., Senior Subordinated Notes, 13.000% due 6/1/10 (c)
335,000	—	—	—	—	335,000	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)
350,000	—	—	—	2,900,000	3,250,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14
140,000	—	—	—	—	140,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10

						Total Containers & Packaging

Diversified Consumer Services — 0.0%
75,000	—	—	—	900,000	975,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)
						Service Corp. International:
250,000	—	—	—	—	250,000	Debentures, 7.875% due 2/1/13
610,000	—	—	—	—	610,000	International, Senior Notes, 6.500% due 3/15/08

						Total Diversified Consumer Services

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	$538,672	—		$538,672
$ 78,000	—	—	—	$ 936,000		1,014,000

78,000	—	—	538,672	1,760,000		2,376,672

1,004,884	—	—	—	—		1,004,884

—	—	—	—	200,624		200,624
—	—	—	492,725	—		492,725

1,004,884	—	—	492,725	200,624		1,698,233

221,400	—	—	—			221,400
264,000	—	—	—	2,784,000		3,048,000
4,825	—	—	—	2,496,455		2,501,280
226,125	—	—	—	5,025,000		5,251,125
786,563	—	—	—	—		786,563
—	—	—	—	2,856,000		2,856,000
152,250	—	—	—	1,598,625		1,750,875
19,000	—	—	—	180,000		199,000
351,499	—	—	—	—		351,499
320,250	—	—	—	2,653,500		2,973,750
77,000	—	—	—	—		77,000

2,422,912	—	—	—	17,593,580		20,016,492

76,781	—	—	—	921,375		998,156

263,125	—	—	—	—		263,125
619,150	—	—	—	—		619,150

959,056	—	—	—	921,375		1,880,431

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Diversified Financial Services — 1.8%
						Alamosa Delaware Inc.:
$193,000	—	—	—	—	$193,000	Senior Discount Notes, step bond to yield 11.437% due 7/31/09
—	—	—	—	$5,000,000	5,000,000	Senior Notes, 8.500% due 1/31/12
—	—	—	$575,000	—	575,000	American Express Credit Corp., Notes, 3.000% due 5/16/08
—	—	—	—	250,000	250,000	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07
—	—	—	—	3,000,000	3,000,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14
—	—	—	—	250,000	250,000	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07
—	—	—	—	500,000	500,000	BHP Finance USA Ltd., Senior Notes, 6.690% due 3/1/06
—	—	—	—	112,000	112,000	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06
—	—	—	—	200,000	200,000	Capital One Bank, Notes, 5.750% due 9/15/10
1,000,000	—	$225,000	—	—	1,225,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12
95,000	—	—	—	—	95,000	Case Credit Corp., Notes, 6.750% due 10/21/07
						Caterpillar Financial Services Corp.:
—	—	—	—	275,000	275,000	3.000% due 2/15/07
—	—	—	500,000	—	500,000	4.300% due 6/1/10
—	—	—	—	1,575,000	1,575,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)
—	—	—	—	250,000	250,000	CIT Group Inc., Senior Notes, 5.500% due 11/30/07
—	—	—	500,000	—	500,000	Citigroup Inc., 3.500% due 2/1/08
—	—	—	—	249,876	249,876	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due 11/30/07
						Countrywide Home Loans Inc., Medium-Term Notes:
—	—	325,000	—	—	325,000	Series L, 4.000% due 3/22/11
1,250,000	—	—	—	275,000	1,525,000	Series M, 4.125% due 9/15/09
—	—	275,000	—	—	275,000	EnCana Holdings Finance Corp., 5.800% due 5/1/14
1,000,000	—	—	—	—	1,000,000	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14
						Ford Motor Credit Co.:
—	—	—	550,000	—	550,000	Global Landmark Securities, 6.875% due 2/1/06
—	—	—	—	250,000	250,000	Global Landmark Securities, 6.500% due 1/25/07

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$212,059	—	—	—	—		$212,059
—	—	—	—	$5,431,250		5,431,250
—	—	—	$551,057	—		551,057
—	—	—	—	252,387		252,387
—	—	—	—	2,692,500		2,692,500
—	—	—	—	252,044		252,044
—	—	—	—	501,718		501,718
—	—	—	—	112,509		112,509
—	—	—	—	204,979		204,979
971,483	—	$218,584	—	—		1,190,067
96,425	—	—	—	—		96,425

—	—	—	—	269,474		269,474
—	—	—	486,677	—		486,677
—	—	—	—	1,519,875		1,519,875
—	—	—	—	252,568		252,568
—	—	—	486,780	—		486,780
—	—	—	—	247,403		247,403

—	—	306,158	—	—		306,158
1,205,075	—	—	—	265,117		1,470,192
—	—	287,123	—	—		287,123
1,044,082	—	—	—	—		1,044,082

—	—	—	548,818	—		548,818
—	—	—	—	241,927		241,927

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$150,000	—	—	—	—	$150,000	Notes, 6.625% due 6/16/08
5,000	—	—	—	—	5,000	Notes, 7.875% due 6/15/10
—	—	—	—	$4,350,000	4,350,000	Notes, 7.000% due 10/1/13
875,000	—	—	—	—	875,000	Senior Notes, 7.250% due 10/25/11
1,500,000	—	$400,000	—	250,000	2,150,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.561% due 6/22/07 (b)
						General Motors Acceptance Corp.:
						Notes:
—	—	—	—	175,000	175,000	6.125% due 9/15/06
25,000	—	—	—	—	25,000	7.250% due 3/2/11
575,000	—	—	—	6,950,000	7,525,000	6.750% due 12/1/14
50,000	—	—	—	—	50,000	8.000% due 11/1/31
						HSBC Finance Corp.:
1,000,000	—	320,000	—	—	1,320,000	Notes, 8.000% due 7/15/10
—	—	—	—	250,000	250,000	Senior Subordinated Notes, 5.875% due 2/1/09
						International Lease Finance Corp.:
1,250,000	—	350,000	—	—	1,600,000	Medium-Term Notes, Series O, 4.375% due 11/1/09
—	—	—	—	225,000	225,000	Notes, 5.750% due 10/15/06
						John Deere Capital Corp.:
—	—	—	$500,000	—	500,000	Global Notes, 3.900% due 1/15/08
—	—	—	—	325,000	325,000	Medium-Term Notes, Series D, 4.400% due 7/15/09
						JPMorgan Chase & Co.:
—	—	—	—	250,000	250,000	Senior Notes, 5.350% due 3/1/07
—	—	350,000	—	—	350,000	Subordinated Notes, 5.750% due 1/2/13
						Nationwide Building Society:
—	—	—	—	310,000	310,000	Medium-Term Notes, 2.625% due 1/30/07 (a)
1,500,000	—	375,000	—	—	1,875,000	Notes, 4.250% due 2/1/10 (a)
150,000	—	—	—	1,600,000	1,750,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)
—	—	—	—	3,200,000	3,200,000	Omega Healthcare Investors Inc., 7.000% due 1/15/16 (a)
1,000,000	—	300,000	—	—	1,300,000	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11
—	—	—	—	170,000	170,000	Rio Tinto Finance USA Ltd., 2.625% due 9/30/08
417,073	—	—	—	9,329,270	9,746,343	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)
						Textron Financial Corp., Medium-Term Notes, Series E:
—	—	—	—	300,000	300,000	2.750% due 6/1/06
1,365,000	—	350,000	—	—	1,715,000	4.600% due 5/3/10

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$136,132	—	—	—	—		$136,132
4,504	—	—	—	—		4,504
—	—	—	—	$3,722,169		3,722,169
756,729	—	—	—	—		756,729
1,502,364	—	$400,630	—	250,394		2,153,388

—	—	—	—	170,015		170,015
23,003	—	—	—	—		23,003
518,115	—	—	—	6,262,436		6,780,551
48,021	—	—	—	—		48,021

1,116,645	—	357,326	—	—		1,473,971
—	—	—	—	255,671		255,671

1,215,326	—	340,291	—	—		1,555,617
—	—	—	—	226,184		226,184

—	—	—	$490,209	—		490,209

—	—	—	—	319,709		319,709
—	—	—	—	251,050		251,050

—	—	361,467	—	—		361,467
—	—	—	—	302,930		302,930
1,463,001	—	365,750	—	—		1,828,751
149,250	—	—	—	1,592,000		1,741,250
—	—	—	—	3,188,000		3,188,000
1,092,795	—	327,838	—	—		1,420,633
—	—	—	—	160,235		160,235
429,246	—	—	—	9,601,573		10,030,819

—	—	—	—	297,745		297,745
1,346,048	—	345,141	—	—		1,691,189

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$275,000	$275,000	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (a)
—	—	—	—	325,000	325,000	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07
—	—	—	—	2,825,000	2,825,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14

						Total Diversified Financial Services

Diversified Telecommunication Services — 1.2%
—	—	—	—	2,500,000	2,500,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31
$455,000	—	—	—	—	455,000	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 16.193% due 2/1/10 (c)(d)(f)
—	—	—	—	275,000	275,000	GTE Corp., Debentures, 6.360% due 4/15/06
—	—	—	—	250,000	250,000	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08
—	—	—	—	11,750,000	11,750,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10
100,000	—	—	—	1,025,000	1,125,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(b)
125,000	—	—	—	2,200,000	2,325,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.222% due 2/1/15 (a)
25,000	—	—	—	3,800,000	3,825,000	MCI Inc., Senior Notes, 8.735% due 5/1/14
225,000	—	—	—	—	225,000	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26
50,000	—	—	—	400,000	450,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14
81,000	—	—	—	845,000	926,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14
						Qwest Communications International Inc., Senior Notes:
20,000	—	—	—	1,400,000	1,420,000	7.500% due 2/15/14
100,000	—	—	—	3,615,000	3,715,000	Series B, 7.500% due 2/15/14 (a)
						Qwest Corp.:
						Debentures:
50,000	—	—	—	600,000	650,000	7.500% due 6/15/23
455,000	—	—	—	5,935,000	6,390,000	6.875% due 9/15/33
390,000	—	—	—	—	390,000	Notes, 8.875% due 3/15/12
—	—	—	—	285,000	285,000	SBC Communications Inc., Notes, 5.750% due 5/2/06
1,450,000	—	$350,000	—	—	1,800,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$271,371		$271,371
—	—	—	—	326,376		326,376
—	—	—	—	3,015,687		3,015,687

$13,330,303	—	$3,310,308	$2,563,541	42,457,296		61,661,448

—	—	—	—	3,149,623		3,149,623
0	—	—	—	—		0
—	—	—	—	276,098		276,098
—	—	—	—	249,511		249,511
—	—	—	—	12,410,937		12,410,937
102,125	—	—	—	1,046,781		1,148,906
82,813	—	—	—	1,457,500		1,540,313
27,719	—	—	—	4,213,250		4,240,969
218,813	—	—	—	—		218,813
52,500	—	—	—	420,000		472,500
85,253	—	—	—	889,363		974,616

20,650	—	—	—	1,445,500		1,466,150
103,250	—	—	—	3,732,487		3,835,737

49,938	—	—	—	599,250		649,188
429,975	—	—	—	5,608,575		6,038,550
441,675	—	—	—	—		441,675
—	—	—	—	285,744		285,744
1,547,198	—	373,462	—	—		1,920,660

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$301,000	$301,000	Telecom Italia Capital, Senior Notes, 4.000% due 11/15/08
$1,500,000	—	$325,000	—	—	1,825,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13

						Total Diversified Telecommunication Services

Electric Utilities — 0.6%
1,250,000	—	375,000	—	—	1,625,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35
—	—	—	—	221,000	221,000	Consolidated Edison Co. of New York Inc., Debentures, 6.250% due 2/1/08
						Edison Mission Energy, Senior Notes:
380,000	—	—	—	7,500,000	7,880,000	10.000% due 8/15/08
75,000	—	—	—	—	75,000	9.875% due 4/15/11
						Entergy Gulf States Inc., First Mortgage Notes:
—	—	—	—	175,000	175,000	3.600% due 6/1/08
930,000	—	250,000	—	—	1,180,000	5.700% due 6/1/15
—	—	—	—	250,000	250,000	FPL Group Capital Inc., Notes, 3.250% due 4/11/06
—	—	—	—	250,000	250,000	Georgia Power Co., 4.875% due 7/15/07
150,000	—	—	—	—	150,000	Inergy L.P. Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14
—	—	—	—	245,000	245,000	Midamerican Energy Co., Medium-Term Notes, 6.375% due 6/15/06
—	—	—	—	250,000	250,000	Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06
210,000	—	—	—	—	210,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10
—	—	—	325,000	—	325,000	Pacific Gas & Electric Co., 4.200% due 3/1/11
—	—	—	—	175,000	175,000	Pinnacle West Capital Corp., Senior Notes, 6.400% due 4/1/06
						Reliant Energy Inc., Senior Secured Notes:
—	—	—	—	5,000,000	5,000,000	9.250% due 7/15/10
425,000	—	—	—	—	425,000	9.500% due 7/15/13
—	—	—	—	1,325,000	1,325,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)

						Total Electric Utilities

Electrical Equipment — 0.0%
—	—	—	—	275,000	275,000	Cooper Industries Inc., 5.250% due 7/1/07
—	—	—	—	300,000	300,000	Rockwell International, 6.150% due 1/15/08

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$292,102		$292,102
$1,517,350	—	$328,759	—	—		1,846,109

4,679,259	—	702,221	—	36,076,721		41,458,201

1,211,514	—	363,454	—	—		1,574,968
—	—	—	—	226,648		226,648

418,000	—	—	—	8,250,000		8,668,000
87,844	—	—	—	—		87,844

—	—	—	—	168,379		168,379
911,800	—	245,108	—	—		1,156,908
—	—	—	—	249,032		249,032
—	—	—	—	250,178		250,178
137,250	—	—	—	—		137,250
—	—	—	—	246,677		246,677
—	—	—	—	252,697		252,697
238,350	—	—	—	—		238,350
—	—	—	311,625	—		311,625
—	—	—	—	175,776		175,776

—	—	—	—	5,025,000		5,025,000
428,188	—	—	—	—		428,188
—	—	—	—	1,440,937		1,440,937

3,432,946	—	608,562	311,625	16,285,324		20,638,457

—	—	—	—	276,266		276,266
—	—	—	—	306,082		306,082

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$650,000	—	—	—	—	$650,000	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08

						Total Electrical Equipment

Energy Equipment & Services — 0.2%
—	—	—	—	$175,000	175,000	Consolidated Natural Gas Co., Senior Notes, Series B, 5.375% due 11/1/06
—	—	—	—	175,000	175,000	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07
44,000	—	—	—	—	44,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)
—	—	—	—	175,000	175,000	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06
—	—	$1,000,000	—	11,000,000	12,000,000	Friede Goldman Halter Inc., 4.500% due 12/15/09 (d)
						Hanover Compressor Co.:
225,000	—	—	—	—	225,000	Senior Notes, 9.000% due 6/1/14
—	—	—	—	5,000,000	5,000,000	Subordinated Notes, zero coupon bond to yield 8.521% due 3/31/07

						Total Energy Equipment & Services

Food & Staples Retailing — 0.3%
—	—	—	—	350,000	350,000	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07
—	—	—	—	275,000	275,000	CVS Corp., Notes, 5.625% due 3/15/06
275,000	—	—	—	3,025,000	3,300,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14
—	—	—	$700,000	—	700,000	Kroger Co., Senior Notes, 6.750% due 4/15/12
						Rite Aid Corp.:
—	—	—	—	725,000	725,000	Notes, 6.125% due 12/15/08 (a)
—	—	—	—	2,500,000	2,500,000	Senior Debentures, 6.875% due 8/15/13
—	—	—	—	300,000	300,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10
						Safeway Inc.:
855,000	—	200,000	—	—	1,055,000	Senior Debentures, 7.250% due 2/1/31
						Senior Notes:
—	—	—	525,000	—	525,000	4.800% due 7/16/07
—	—	—	—	325,000	325,000	6.500% due 11/15/08
—	—	—	—	350,000	350,000	Wal-Mart Canada Venture Corp., Notes, 5.580% due 5/1/06 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$667,105	—	—	—	—		$667,105

667,105	—	—	—	$582,348		1,249,453

—	—	—	—	175,530		175,530
—	—	—	—	169,253		169,253
45,540	—	—	—	—		45,540
—	—	—	—	176,103		176,103
—	—	$82,500	—	907,500		990,000

246,375	—	—	—	—		246,375
—	—	—	—	4,512,500		4,512,500

291,915	—	82,500	—	5,940,886		6,315,301

—	—	—	—	352,157		352,157
—	—	—	—	275,332		275,332
253,000	—	—	—	2,783,000		3,036,000
—	—	—	$736,152	—		736,152

—	—	—	—	685,125		685,125
—	—	—	—	2,100,000		2,100,000
—	—	—	—	306,750		306,750

925,377	—	216,463	—	—		1,141,840

—	—	—	522,719	—		522,719
—	—	—	—	335,626		335,626
—	—	—	—	351,156		351,156

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						Wal-Mart Stores Inc.:
—	—	—	$475,000	—	$475,000	Notes, 4.550% due 5/1/13
—	—	$275,000	—	—	275,000	Senior Notes, 7.550% due 2/15/30
$700,000	—	200,000	—	—	900,000	YUM! Brands Inc., Senior Notes, 8.875% due 4/15/11

						Total Food & Staples Retailing

Food Products — 0.6%
150,000	—	—	—	$6,500,000	6,650,000	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25
—	—	—	—	250,000	250,000	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08
—	—	—	—	300,000	300,000	Campbell Soup Co., Notes, 6.900% due 10/15/06
225,000	—	—	—	—	225,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17
—	—	—	—	2,000,000	2,000,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12
						Doane Pet Care Co.:
200,000	—	—	—	—	200,000	Senior Notes, 10.750% due 3/1/10
—	—	—	—	1,600,000	1,600,000	Senior Subordinated Notes, 10.625% due 11/15/15 (a)
						Dole Food Co. Inc., Senior Notes:
300,000	—	—	—	3,140,000	3,440,000	7.250% due 6/15/10
—	—	—	—	41,000	41,000	8.875% due 3/15/11
—	—	—	—	300,000	300,000	Heinz H.J. Co., Notes, 6.000% due 3/15/08
—	—	—	—	200,000	200,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08
—	—	—	—	325,000	325,000	Kraft Foods Inc., Notes, 4.625% due 11/1/06
200,000	—	—	—	—	200,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 9.250% due 11/15/13
275,000	—	—	—	5,000,000	5,275,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13

						Total Food Products

Health Care Providers & Services — 0.9%
—	—	—	—	250,000	250,000	Aetna Inc., Senior Notes, 7.375% due 3/1/06
175,000	—	—	—	1,750,000	1,925,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13
						DaVita Inc.:
—	—	—	—	1,325,000	1,325,000	Notes, 7.250% due 3/15/15
125,000	—	—	—	—	125,000	Senior Notes, 6.625% due 3/15/13

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	$463,034	—		$463,034
—	—	$351,995	—	—		351,995
$ 802,302	—	229,229	—	—		1,031,531

1,980,679	—	797,687	1,721,905	$7,189,146		11,689,417

167,344	—	—	—	7,251,562		7,418,906
—	—	—	—	245,854		245,854
—	—	—	—	303,795		303,795
229,500	—	—	—	—		229,500
—	—	—	—	2,135,000		2,135,000

218,500	—	—	—	—		218,500
—	—	—	—	1,676,000		1,676,000

292,500	—	—	—	3,061,500		3,354,000
—	—	—	—	42,230		42,230
—	—	—	—	306,193		306,193
—	—	—	—	190,662		190,662
—	—	—	—	324,044		324,044
214,500	—	—	—	—		214,500
263,313	—	—	—	4,787,500		5,050,813

1,385,657	—	—	—	20,324,340		21,709,997

—	—	—	—	251,001		251,001
186,375	—	—	—	1,863,750		2,050,125

—	—	—	—	1,348,187		1,348,187
127,813	—	—	—	—		127,813

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$ 100,000	—	—	—	—	$100,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10
						HCA Inc., Notes:
900,000	—	$225,000	—	$175,000	1,300,000	7.125% due 6/1/06
100,000	—	—	—	5,800,000	5,900,000	6.375% due 1/15/15
1,000,000	—	200,000	—	—	1,200,000	Humana Inc., Senior Notes, 6.300% due 8/1/18
325,000	—	—	—	5,500,000	5,825,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14
—	—	—	—	1,550,000	1,550,000	InSight Health Services Corp., Senior Subordinated Notes, 9.174% due 11/1/11 (a)(b)
225,000	—	—	—	—	225,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12
300,000	—	—	—	—	300,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15
—	—	—	—	225,000	225,000	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06
						Tenet Healthcare Corp., Senior Notes:
450,000	—	—	—	4,350,000	4,800,000	7.375% due 2/1/13
25,000	—	—	—	25,000	50,000	9.875% due 7/1/14
275,000	—	—	—	3,050,000	3,325,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13
						UnitedHealth Group Inc.:
1,130,000	—	325,000	—	—	1,455,000	Notes, 4.125% due 8/15/09
—	—	—	—	250,000	250,000	Senior Notes, 3.300% due 1/30/08
998,000	—	250,000	—	175,000	1,423,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06

						Total Health Care Providers & Services

Hotels, Restaurants & Leisure — 1.9%
58,000	—	—	—	—	58,000	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11
185,000	—	—	—	—	185,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09
200,000	—	—	—	—	200,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10
300,000	—	—	—	—	300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$106,625	—	—	—	—		$106,625

911,880	—	$227,970	—	$177,310		1,317,160
101,583	—	—	—	5,891,837		5,993,420
1,055,580	—	211,116	—	—		1,266,696
342,875	—	—	—	5,802,500		6,145,375
—	—	—	—	1,507,375		1,507,375
236,250	—	—	—	—		236,250
311,250	—	—	—	—		311,250
—	—	—	—	227,011		227,011

417,375	—	—	—	4,034,625		4,452,000
25,438	—	—	—	25,438		50,876
277,063	—	—	—	3,072,875		3,349,938

1,102,836	—	317,187	—	—		1,420,023
—	—	—	—	242,435		242,435
1,004,726	—	251,685	—	176,179		1,432,590

6,207,669	—	1,007,958	—	24,620,523		31,836,150

57,348	—	—	—	—		57,348
197,025	—	—	—	—		197,025
199,250	—	—	—	—		199,250
299,250	—	—	—	—		299,250

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						Caesars Entertainment Inc., Senior Subordinated Notes:
—	—	—	—	$4,000,000	$4,000,000	8.875% due 9/15/08
—	—	—	—	575,000	575,000	7.875% due 3/15/10
$490,000	—	—	—	1,000,000	1,490,000	8.125% due 5/15/11
—	—	$225,000	—	250,000	475,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07
—	—	—	—	550,000	550,000	Carrols Corp., 9.000% due 1/15/13
50,000	—	—	—	—	50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13
375,000	—	—	—	4,500,000	4,875,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.761% due 3/15/14
—	—	—	—	2,950,000	2,950,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12
225,000	—	—	—	—	225,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09
275,000	—	—	—	—	275,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14
225,000	—	—	—	—	225,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12
—	—	—	—	2,750,000	2,750,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12
—	—	25,000	—	—	25,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08
200,000	—	—	—	—	200,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10
250,000	—	—	—	5,000,000	5,250,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14
225,000	—	—	—	2,450,000	2,675,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (a)
200,000	—	—	—	2,350,000	2,550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15
125,000	—	—	—	—	125,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13
25,000	—	—	—	250,000	275,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)
						Mandalay Resort Group:
140,000	—	—	—	—	140,000	Senior Subordinated Debentures, 7.625% due 7/15/13
390,000	—	—	—	—	390,000	Senior Subordinated Notes Series B, 10.250% due 8/1/07
—	—	—	—	341,000	341,000	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$4,335,000		$4,335,000
—	—	—	—	621,000		621,000
$543,287	—	—	—	1,108,750		1,652,037
—	—	$220,040	—	244,489		464,529
—	—	—	—	537,625		537,625
48,875	—	—	—	—		48,875
279,375	—	—	—	3,352,500		3,631,875
—	—	—	—	3,009,000		3,009,000
241,594	—	—	—	—		241,594
270,875	—	—	—	—		270,875
235,125	—	—	—	—		235,125
—	—	—	—	2,969,854		2,969,854
—	—	25,406	—	—		25,406
199,000	—	—	—	—		199,000
245,000	—	—	—	4,900,000		5,145,000
219,938	—	—	—	2,394,875		2,614,813
193,500	—	—	—	2,273,625		2,467,125
125,938	—	—	—	—		125,938
25,375	—	—	—	253,750		279,125

145,950	—	—	—	—		145,950
417,788	—	—	—	—		417,788
—	—	—	—	348,353		348,353

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						MGM MIRAGE Inc., Senior Subordinated Notes:
$100,000	—	—	—	$6,000,000	$6,100,000	9.750% due 6/1/07
—	—	—	—	116,000	116,000	9.375% due 2/15/10
360,000	—	—	—	4,000,000	4,360,000	8.375% due 2/1/11
—	—	—	—	6,000,000	6,000,000	Series B, 10.250% due 8/1/07
125,000	—	—	—	1,525,000	1,650,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15
175,000	—	—	—	—	175,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11
250,000	—	—	—	3,655,000	3,905,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12
150,000	—	—	—	—	150,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12
225,000	—	—	—	—	225,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09
						Six Flags Inc., Senior Notes:
125,000	—	—	—	2,525,000	2,650,000	9.625% due 6/1/14
100,000	—	—	—	—	100,000	9.750% due 4/15/13
200,000	—	—	—	5,500,000	5,700,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16
—	—	—	—	1,600,000	1,600,000	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)
250,000	—	—	—	—	250,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)

						Total Hotels, Restaurants & Leisure

Household Durables — 0.2%
						Centex Corp.:
—	—	—	—	175,000	175,000	Notes, 4.750% due 1/15/08
850,000	—	$275,000	—	—	1,125,000	Senior Notes, 5.125% due 10/1/13
—	—	200,000	—	—	200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(f)
—	—	200,000	—	750,000	950,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (j)
						Interface Inc.:
150,000	—	—	—	—	150,000	Senior Notes, 10.375% due 2/1/10
50,000	—	—	—	—	50,000	Senior Subordinated Notes, 9.500% due 2/1/14
1,000,000	—	300,000	—	—	1,300,000	MDC Holdings Inc., Senior Unsecured Notes, 5.500% due 5/15/13

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$105,875	—	—	—	$6,352,500		$6,458,375
—	—	—	—	127,600		127,600
387,000	—	—	—	4,300,000		4,687,000
—	—	—	—	6,427,500		6,427,500
126,563	—	—	—	1,544,063		1,670,626
177,625	—	—	—	—		177,625
259,687	—	—	—	3,796,631		4,056,318
139,875	—	—	—	—		139,875
225,000	—	—	—	—		225,000

122,188	—	—	—	2,468,188		2,590,376
98,625	—	—	—	—		98,625
205,500	—	—	—	5,651,250		5,856,750
—	—	—	—	1,608,000		1,608,000
258,750	—	—	—	—		258,750

6,051,181	—	$245,446	—	58,624,553		64,921,180

—	—	—	—	173,255		173,255
815,697	—	263,902	—	—		1,079,599
—	—	0	—	—		0
—	—	141,000	—	528,750		669,750

163,125	—	—	—	—		163,125
50,000	—	—	—	—		50,000
970,157	—	291,047	—	—		1,261,204

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$680,000	—	—	—	—	$680,000	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11
125,000	—	—	—	$2,725,000	2,850,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14
185,000	—	—	—	—	185,000	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12

						Total Household Durables

Household Products — 0.1%
975,000	—	—	—	—	975,000	Colgate-Palmolive Co., 5.340% due 3/27/06
—	—	—	—	1,750,000	1,750,000	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13

						Total Household Products

Independent Power Producers & Energy Traders — 0.8%
400,000	—	—	—	5,250,000	5,650,000	AES Corp., Senior Notes, 7.750% due 3/1/14
75,000	—	—	—	—	75,000	AES Corp., Senior Notes, 9.500% due 6/1/09
						Calpine Corp.:
125,000	—	—	—	875,000	1,000,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(c)
250,000	—	—	—	—	250,000	Senior Secured Notes, 8.750% due 7/15/13 (a)(c)
125,000	—	—	—	2,950,000	3,075,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11
—	—	—	—	150,000	150,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08
						Dynegy Holdings Inc.:
725,000	—	—	—	2,500,000	3,225,000	Second Priority Senior Secured Notes, 10.125% due 7/15/13 (a)
—	—	—	—	6,150,000	6,150,000	Senior Debentures, 7.125% due 5/15/18
200,000	—	—	—	2,150,000	2,350,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)
291,000	—	—	—	4,894,000	5,185,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13

						Total Independent Power Producers & Energy Traders

Industrial Conglomerates — 0.2%
270,000	—	—	—	—	270,000	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (f)
100,000	—	—	—	—	100,000	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12
—	—	—	—	275,000	275,000	Cooper Industries Inc., Senior Notes, 5.500% due 11/1/09

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$734,400	—	—	—	—		$734,400
129,375	—	—	—	$2,820,375		2,949,750
191,244	—	—	—	—		191,244

3,053,998	—	$695,949	—	3,522,380		7,272,327

976,892	—	—	—	—		976,892
—	—	—	—	1,535,625		1,535,625

976,892	—	—	—	1,535,625		2,512,517

421,500	—	—	—	5,532,187		5,953,687
81,375	—	—	—	—		81,375

103,125	—	—	—	721,875		825,000
206,250	—	—	—	—		206,250
127,500	—	—	—	3,009,000		3,136,500
—	—	—	—	146,797		146,797

822,875	—	—	—	2,837,500		3,660,375
—	—	—	—	5,504,250		5,504,250
203,250	—	—	—	2,184,938		2,388,188
325,920	—	—	—	5,481,280		5,807,200

2,291,795	—	—	—	25,417,827		27,709,622

226,800	—	—	—	—		226,800
106,000	—	—	—	—		106,000
—	—	—	—	280,238		280,238

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$4,000,000	$4,000,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13
—	—	—	—	1,550,000	1,550,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14

						Total Industrial Conglomerates

Insurance — 0.2%
—	—	$350,000	—	—	350,000	Allstate Corp., Debentures, 6.750% due 5/15/18
—	—	—	—	225,000	225,000	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (a)
—	—	—	—	300,000	300,000	Genworth Financial Inc., Notes, 4.750% due 6/15/09
$1,500,000	—	—	—	250,000	1,750,000	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06
1,000,000	—	300,000	—	—	1,300,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14
645,000	—	—	—	—	645,000	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46
—	—	—	—	300,000	300,000	Marsh & McLennan Cos. Inc., Notes, 4.270% due 7/13/07 (b)
—	—	—	—	500,000	500,000	Monument Global Funding, Senior Secured Notes, 6.050% due 1/19/06 (a)
—	—	—	—	300,000	300,000	Nationwide Life Global Funding I, Notes, 4.609% due 9/28/07 (a)(b)
—	—	—	—	325,000	325,000	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08
—	—	—	—	300,000	300,000	Prudential Financial Inc., Medium Term Notes, 3.750% due 5/1/08
						Unitrin Inc., Senior Notes:
1,000,000	—	225,000	—	—	1,225,000	4.875% due 11/1/10
—	—	—	—	220,000	220,000	5.750% due 7/1/07

						Total Insurance

IT Services — 0.4%
225,000	—	—	—	6,500,000	6,725,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13
—	—	—	—	7,000,000	7,000,000	Unisys Corp., Senior Notes, 8.500% due 10/15/15

						Total IT Services

Machinery — 0.1%
200,000	—	—	—	—	200,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11
—	—	—	—	304,000	304,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06
—	—	—	—	2,500,000	2,500,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$4,360,000		$4,360,000
—	—	—	—	1,364,000		1,364,000

$332,800	—	—	—	6,004,238		6,337,038

—	—	388,052	—	—		388,052
—	—	—	—	212,644		212,644
—	—	—	—	297,537		297,537
1,485,604	—	—	—	247,601		1,733,205
975,986	—	292,796	—	—		1,268,782
694,293	—	—	—	—		694,293
—	—	—	—	299,163		299,163
—	—	—	—	500,272		500,272
—	—	—	—	300,467		300,467
—	—	—	—	315,627		315,627
—	—	—	—	292,574		292,574

982,235	—	221,003	—	—		1,203,238
—	—	—	—	221,507		221,507

4,138,118	—	901,851	—	2,687,392		7,727,361

235,688	—	—	—	6,808,750		7,044,438
—	—	—	—	6,510,000		6,510,000

235,688	—	—	—	13,318,750		13,554,438

215,000	—	—	—	—		215,000
—	—	—	—	305,670		305,670
—	—	—	—	2,487,500		2,487,500

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
$375,000	—	—	—	—	$375,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14
140,000	—	—	—	—	140,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09
—	—	—	—	$129,000	129,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14
225,000	—	—	—	—	225,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09

						Total Machinery

Media — 2.3%
418,845	—	—	—	3,000,000	3,418,845	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12
405,000	—	—	—	10,000,000	10,405,000	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 17.231% due 1/15/14 (a)
						CCH I Holdings LLC/CCH I Holdings Capital Corp.:
630,000	—	—	—	—	630,000	Senior Accreting Notes, step bond to yield 18.099% due 5/15/14 (a)
306,000	—	—	—	—	306,000	Senior Secured Notes, 11.000% due 10/1/15 (a)
						Charter Communications Holdings LLC:
—	—	—	—	11,635,000	11,635,000	Senior Accreting Notes, step bond to yield 16.292% due 5/15/14 (a)
—	—	—	—	2,806,458	2,806,458	Senior Secured Notes, 11.000% due 10/1/15 (a)
125,000	—	—	—	—	125,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)
75,000	—	—	—	1,675,000	1,750,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)
—	—	—	—	175,000	175,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07
850,000	—	$225,000	—	—	1,075,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13
						CSC Holdings Inc., Senior Notes:
—	—	—	—	125,000	125,000	7.000% due 4/15/12 (a)
130,000	—	—	—	5,000,000	5,130,000	Series B, 7.625% due 4/1/11
						Dex Media Inc., Discount Notes:
650,000	—	—	—	5,000,000	5,650,000	Step bond to yield 8.700% due 11/15/13
—	—	—	—	3,000,000	3,000,000	Step bond to yield 9.248% due 11/15/13
400,000	—	—	—	2,950,000	3,350,000	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
$284,063	—	—	—	—		$284,063
149,800	—	—	—	—		149,800
—	—	—	—	$128,355		128,355
175,500	—	—	—	—		175,500

824,363	—	—	—	2,921,525		3,745,888

429,840	—	—	—	3,078,750		3,508,590
274,388	—	—	—	6,775,000		7,049,388

352,800	—	—	—	—		352,800
258,570	—	—	—	—		258,570

—	—	—	—	6,515,600		6,515,600
—	—	—	—	2,371,457		2,371,457
125,000	—	—	—	—		125,000
77,344	—	—	—	1,727,344		1,804,688
—	—	—	—	171,158		171,158
985,215	—	$260,792	—	—		1,246,007

—	—	—	—	118,750		118,750
130,000	—	—	—	5,000,000		5,130,000

520,000	—	—	—	4,000,000		4,520,000
—	—	—	—	2,400,000		2,400,000
393,000	—	—	—	2,898,375		3,291,375

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						EchoStar DBS Corp., Senior Notes:
$377,000	—	—	—	$1,625,000	$2,002,000	9.125% due 1/15/09
175,000	—	—	—	4,675,000	4,850,000	6.625% due 10/1/14
—	—	—	—	1,425,000	1,425,000	Emmis Communications Corp., Senior Notes, 10.366% due 6/15/12 (b)
645,000	—	—	—	—	645,000	Insight Communications Co. Inc., Senior Discount Notes, 11.799% due 2/15/11
—	—	—	—	625,000	625,000	Lamar Media Corp., 6.625% due 8/15/15
—	—	—	—	1,625,000	1,625,000	LIN Television Corp., Series B, 6.500% due 5/15/13
250,000	—	—	—	6,850,000	7,100,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13
1,015,000	—	$250,000	—	—	1,265,000	News America Inc., 6.200% due 12/15/34
225,000	—	—	—	3,250,000	3,475,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14
150,000	—	—	—	2,000,000	2,150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)
—	—	—	—	225,000	225,000	Reed Elsevier Capital Inc., 6.125% due 8/1/06
—	—	—	—	2,825,000	2,825,000	Salem Communications Holding Corp., Series B, 9.000% due 7/1/11
						Sinclair Broadcast Group Inc., Senior Subordinated Notes:
—	—	—	—	2,900,000	2,900,000	8.000% due 3/15/12
275,000	—	—	—	—	275,000	8.750% due 12/15/11
—	—	—	—	175,000	175,000	TCI Communications Inc., Senior Notes, 6.875% due 2/15/06
—	—	—	—	175,000	175,000	Time Warner Inc., 6.125% due 4/15/06
200,000	—	—	—	—	200,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15 (a)
						Walt Disney Co.:
—	—	—	—	225,000	225,000	Medium-Term Notes, 5.500% due 12/29/06
—	—	—	—	324,000	324,000	Senior Notes, Series B, 6.750% due 3/30/06
—	—	—	—	1,129,000	1,129,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11
—	—	—	—	7,500,000	7,500,000	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14

						Total Media

Metals & Mining — 0.1%
225,000	—	—	—	—	225,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$395,379	—	—	—	$1,704,219		$2,099,598
168,656	—	—	—	4,505,531		4,674,187
—	—	—	—	1,437,469		1,437,469
677,250	—	—	—	—		677,250
—	—	—	—	630,469		630,469
—	—	—	—	1,566,094		1,566,094
245,313	—	—	—	6,721,562		6,966,875
1,011,567	—	$249,155	—	—		1,260,722
207,281	—	—	—	2,994,062		3,201,343
168,750	—	—	—	2,250,000		2,418,750
—	—	—	—	226,354		226,354
—	—	—	—	2,990,969		2,990,969

—	—	—	—	3,001,500		3,001,500
290,813	—	—	—	—		290,813
—	—	—	—	175,330		175,330
—	—	—	—	175,538		175,538
199,750	—	—	—	—		199,750

—	—	—	—	226,080		226,080
—	—	—	—	325,564		325,564
—	—	—	—	1,224,965		1,224,965
—	—	—	—	6,646,875		6,646,875

6,910,916	—	509,947	—	71,859,015		79,279,878

246,938	—	—	—	—		246,938

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						Novelis Inc., Senior Notes:
$300,000	—	—	—	—	$300,000	7.250% due 2/15/15 (a)
—	—	—	—	$3,325,000	3,325,000	7.500% due 2/15/15 (a)
325,000	—	—	—	—	325,000	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11

						Total Metals & Mining

Multi-Utilities — 0.1%
75,000	—	—	—	—	75,000	Avista Corp., Senior Notes, 9.750% due 6/1/08
—	—	—	—	300,000	300,000	Keyspan Gas East Corp., Medium Term Notes, 6.900% due 1/15/08
						United Utilities PLC, Notes:
1,000,000	—	$300,000	—	—	1,300,000	4.550% due 6/19/18
—	—	—	—	276,000	276,000	6.450% due 4/1/08

						Total Multi-Utilities

Multiline Retail — 0.1%
						J.C. Penney Co. Inc., Notes:
—	—	—	—	3,000,000	3,000,000	8.000% due 3/1/10
112,000	—	—	—	—	112,000	9.000% due 8/1/12
100,000	—	—	—	1,125,000	1,225,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)
132,000	—	—	—	—	132,000	Saks Inc., Notes, 9.875% due 10/1/11
—	—	—	—	275,000	275,000	Target Corp., Senior Notes, 5.500% due 4/1/07

						Total Multiline Retail

Office Electronics — 0.1%
—	—	—	—	1,175,000	1,175,000	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (a)
275,000	—	—	—	3,025,000	3,300,000	Xerox Capital Trust I, 8.000% due 2/1/27

						Total Office Electronics

Oil, Gas & Consumable Fuels — 1.6%
—	—	—	—	250,000	250,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06
250,000	—	—	—	2,775,000	3,025,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (a)
						Chesapeake Energy Corp., Senior Notes:
—	—	—	—	4,625,000	4,625,000	6.375% due 6/15/15
350,000	—	—	—	—	350,000	6.625% due 1/15/16
200,000	—	—	—	1,425,000	1,625,000	6.250% due 1/15/18
25,000	—	—	—	1,750,000	1,775,000	6.875% due 11/15/20 (a)
123,000	—	—	—	3,250,000	3,373,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12
—	—	—	—	500,000	500,000	Conoco Funding Co., 5.450% due 10/15/06

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$281,250	—	—	—	—		$281,250
—	—	—	—	$3,117,188		3,117,188
374,102	—	—	—	—		374,102

902,290	—	—	—	3,117,188		4,019,478

82,238	—	—	—	—		82,238
—	—	—	—	310,953		310,953

913,349	—	$274,005	—	—		1,187,354
—	—	—	—	283,809		283,809

995,587	—	274,005	—	594,762		1,864,354

—	—	—	—	3,300,741		3,300,741
132,335	—	—	—	—		132,335
102,125	—	—	—	1,148,906		1,251,031
144,540	—	—	—	—		144,540
—	—	—	—	277,039		277,039

379,000	—	—	—	4,726,686		5,105,686

—	—	—	—	1,151,500		1,151,500
284,625	—	—	—	3,130,875		3,415,500

284,625	—	—	—	4,282,375		4,567,000

—	—	—	—	251,286		251,286
260,000	—	—	—	2,886,000		3,146,000

—	—	—	—	4,648,125		4,648,125
356,125	—	—	—	—		356,125
197,000	—	—	—	1,403,625		1,600,625
25,438	—	—	—	1,780,625		1,806,063
134,070	—	—	—	3,542,500		3,676,570
—	—	—	—	502,053		502,053

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						El Paso Corp., Medium-Term Notes:
—	—	—	—	$400,000	$400,000	7.375% due 12/15/12
—	—	—	—	5,000,000	5,000,000	7.800% due 8/1/31
$800,000	—	—	—	3,550,000	4,350,000	7.750% due 1/15/32
275,000	—	—	—	2,975,000	3,250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11
—	—	—	—	900,000	900,000	Houston Exploration Co., Senior Subordinated Notes, 7.000% due 6/15/13
						Massey Energy Co., Senior Notes:
150,000	—	—	—	—	150,000	6.625% due 11/15/10
—	—	—	—	1,600,000	1,600,000	6.875% due 12/15/13 (a)
—	—	—	—	150,000	150,000	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09
—	—	—	—	250,000	250,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09
—	—	—	—	2,500,000	2,500,000	OMI Corp., Senior Notes, 7.625% due 12/1/13
170,000	—	—	—	—	170,000	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12
—	—	—	—	1,400,000	1,400,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (a)
105,000	—	—	—	—	105,000	Pogo Producing Co., Senior Subordinated Notes Series B, 8.250% due 4/15/11
180,000	—	—	—	—	180,000	SESI LLC, Senior Notes, 8.875% due 5/15/11
						Stone Energy Corp., Senior Subordinated Notes:
—	—	—	—	5,000,000	5,000,000	6.750% due 12/15/14
250,000	—	—	—	—	250,000	8.250% due 12/15/11
220,000	—	—	—	—	220,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12
						Vintage Petroleum Inc.:
250,000	—	—	—	—	250,000	Senior Notes, 8.250% due 5/1/12
—	—	—	—	2,097,000	2,097,000	Senior Subordinated Notes, 7.875% due 5/15/11
—	—	—	—	600,000	600,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)
						Williams Cos. Inc.:
550,000	—	—	—	2,500,000	3,050,000	Notes, 8.750% due 3/15/32
						Senior Notes:
50,000	—	—	—	2,500,000	2,550,000	7.625% due 7/15/19
—	—	—	—	2,500,000	2,500,000	7.750% due 6/15/31

						Total Oil, Gas & Consumable Fuels

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$404,000		$404,000
—	—	—	—	5,012,500		5,012,500
$806,000	—	—	—	3,576,625		4,382,625
280,500	—	—	—	3,034,500		3,315,000
—	—	—	—	868,500		868,500

153,188	—	—	—	—		153,188
—	—	—	—	1,622,000		1,622,000
—	—	—	—	158,777		158,777
—	—	—	—	260,279		260,279
—	—	—	—	2,546,875		2,546,875
184,025	—	—	—	—		184,025
—	—	—	—	1,372,000		1,372,000
110,250	—	—	—	—		110,250
189,450	—	—	—	—		189,450

—	—	—	—	4,762,500		4,762,500
259,375	—	—	—	—		259,375
237,600	—	—	—	—		237,600

269,375	—	—	—	—		269,375
—	—	—	—	2,201,850		2,201,850
—	—	—	—	604,500		604,500

640,750	—	—	—	2,912,500		3,553,250

53,875	—	—	—	2,693,750		2,747,625
—	—	—	—	2,650,000		2,650,000

4,157,021	—	—	—	49,695,370		53,852,391

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Paper & Forest Products — 0.5%
						Abitibi-Consolidated Inc.:
$215,000	—	—	—	$2,445,000	$2,660,000	Debentures, 8.850% due 8/1/30
125,000	—	—	—	1,200,000	1,325,000	Notes, 7.750% due 6/15/11
125,000	—	—	—	1,450,000	1,575,000	Senior Notes, 8.375% due 4/1/15
50,000	—	—	—	—	50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11
175,000	—	—	—	—	175,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14
100,000	—	—	—	—	100,000	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08
—	—	—	—	2,450,000	2,450,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14
—	—	—	—	1,925,000	1,925,000	Bowater Inc., Notes, 6.500% due 6/15/13
						Buckeye Technologies Inc.:
—	—	—	—	2,975,000	2,975,000	Senior Notes, 8.500% due 10/1/13
						Senior Subordinated Notes:
645,000	—	—	—	—	645,000	8.000% due 10/15/10
10,000	—	—	—	—	10,000	9.250% due 9/15/08
—	—	—	—	1,875,000	1,875,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11
50,000	—	—	—	425,000	475,000	Domtar Inc., Notes, 7.125% due 8/15/15
800,000	—	$200,000	—	—	1,000,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32

						Total Paper & Forest Products

Personal Products — 0.1%
—	—	—	—	275,000	275,000	Avon Products Inc., Senior Notes, 7.150% due 11/15/09
175,000	—	—	—	—	175,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12
—	—	—	—	350,000	350,000	Gillette Co., Notes, 3.500% due 10/15/07
—	—	—	—	2,025,000	2,025,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11

						Total Personal Products

Pharmaceuticals — 0.1%
—	—	—	$500,000	—	500,000	Abbott Laboratories, 3.750% due 3/15/11
225,000	—	—	—	—	225,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11
—	—	—	—	2,675,000	2,675,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)
—	—	—	—	305,000	305,000	Wyeth, Notes, 4.375% due 3/1/08

						Total Pharmaceuticals

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$184,900	—	—	—	$2,102,700		$2,287,600
119,688	—	—	—	1,149,000		1,268,688
120,313	—	—	—	1,395,625		1,515,938
48,875	—	—	—	—		48,875
164,500	—	—	—	—		164,500
90,500	—	—	—	—		90,500
—	—	—	—	2,296,875		2,296,875
—	—	—	—	1,732,500		1,732,500

—	—	—	—	2,989,875		2,989,875

615,975	—	—	—	—		615,975
10,050	—	—	—	—		10,050
—	—	—	—	1,800,000		1,800,000
42,875	—	—	—	364,437		407,312
892,093	—	$223,023	—	—		1,115,116

2,289,769	—	223,023	—	13,831,012		16,343,804

—	—	—	—	295,580		295,580
139,125	—	—	—	—		139,125
—	—	—	—	342,685		342,685
—	—	—	—	2,131,313		2,131,313

139,125	—	—	—	2,769,578		2,908,703

—	—	—	$473,269	—		473,269
222,188	—	—	—	—		222,188
—	—	—	—	2,474,375		2,474,375
—	—	—	—	301,673		301,673

222,188	—	—	473,269	2,776,048		3,471,505

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Real Estate — 0.5%
—	—	$150,000	—	—	$150,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13
—	—	—	—	$1,800,000	1,800,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11
						Host Marriott LP:
—	—	—	—	5,400,000	5,400,000	Senior Notes, Series O, 6.375% due 3/15/15
—	—	—	—	950,000	950,000	Senior Notes, 7.125% due 11/1/13
$660,000	—	—	—	—	660,000	Senior Notes, Series I, 9.500% due 1/15/07
						iStar Financial Inc., Senior Notes:
750,000	—	225,000	—	—	975,000	6.000% due 12/15/10
—	—	—	—	200,000	200,000	Series B, 4.875% due 1/15/09
						MeriStar Hospitality Corp., Senior Notes:
200,000	—	—	—	—	200,000	9.000% due 1/15/08
50,000	—	—	—	5,000,000	5,050,000	9.125% due 1/15/11
						Simon Property Group LP, Notes:
—	—	—	—	200,000	200,000	6.375% due 11/15/07
—	—	250,000	—	—	250,000	4.600% due 6/15/10

						Total Real Estate

Road & Rail — 0.1%
—	—	—	—	200,000	200,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07
—	—	—	—	906,000	906,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12
						Union Pacific Corp.:
—	—	—	$750,000	—	750,000	Notes, 6.625% due 2/1/08
672,395	—	336,197	—	—	1,008,592	Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25

						Total Road & Rail

Semiconductors & Semiconductor Equipment — 0.2%
						Amkor Technology Inc., Senior Notes:
						Senior Notes:
—	—	—	—	250,000	250,000	9.250% due 2/15/08
400,000	—	—	—	—	400,000	7.125% due 3/15/11
—	—	—	—	5,129,000	5,129,000	7.750% due 5/15/13
160,000	—	—	—	—	160,000	Senior Subordinated Notes, 10.500% due 5/1/09

						Total Semiconductors & Semiconductor Equipment

Specialty Retail — 0.1%
95,000	—	—	—	—	95,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12
175,000	—	—	—	—	175,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10
200,000	—	—	—	—	200,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11
—	—	—	—	275,000	275,000	Home Depot Inc., Senior Notes, 5.375% due 4/1/06

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	$157,581	—	—		$157,581
—	—	—	—	$1,980,000		1,980,000

—	—	—	—	5,413,500		5,413,500
—	—	—	—	992,750		992,750
$686,400	—	—	—	—		686,400

762,381	—	228,714	—	—		991,095
—	—	—	—	196,890		196,890

207,750	—	—	—	—		207,750
54,750	—	—	—	5,475,000		5,529,750

—	—	—	—	204,458		204,458
—	—	243,955	—	—		243,955

1,711,281	—	630,250	—	14,262,598		16,604,129

—	—	—	—	207,061		207,061
—	—	—	—	958,095		958,095

—	—	—	$774,593	—		774,593
685,913	—	342,957	—	—		1,028,870

685,913	—	342,957	774,593	1,165,156		2,968,619

—	—	—	—	243,750		243,750
354,000	—	—	—	—		354,000
—	—	—	—	4,487,875		4,487,875
148,000	—	—	—	—		148,000

502,000	—	—	—	4,731,625		5,233,625

85,975	—	—	—	—		85,975
151,375	—	—	—	—		151,375
197,000	—	—	—	—		197,000
—	—	—	—	275,359		275,359

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$1,955,000	$1,955,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11
—	—	—	—	875,000	875,000	Toys “R” Us Inc., Notes, 7.375% due 10/15/18

						Total Specialty Retail

Textiles, Apparel & Luxury Goods — 0.2%
$100,000	—	—	—	—	100,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10
						Levi Strauss & Co., Senior Notes:
50,000	—	—	—	725,000	775,000	8.804% due 4/1/12 (b)
55,000	—	—	—	500,000	555,000	12.250% due 12/15/12
200,000	—	—	—	2,125,000	2,325,000	9.750% due 1/15/15
125,000	—	—	—	—	125,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11
—	—	—	—	1,200,000	1,200,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14
400,000	—	—	—	1,875,000	2,275,000	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (a)

						Total Textiles, Apparel & Luxury Goods

Thrifts & Mortgage Finance — 0.1%
900,000	—	$150,000	—	—	1,050,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12
1,250,000	—	—	—	—	1,250,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27

						Total Thrifts & Mortgage Finance

Tobacco — 0.0%
—	—	—	—	200,000	200,000	Altria Group Inc., Notes, 7.200% due 2/1/07
—	—	—	—	250,000	250,000	Cargill Inc., Notes, 6.250% due 5/1/06 (a)

						Total Tobacco

Wireless Telecommunication Services — 0.8%
—	—	—	—	2,500,000	2,500,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12
						Centennial Communications Corp., Senior Notes:
—	—	—	—	1,475,000	1,475,000	10.250% due 1/1/13 (a)(b)
—	—	—	—	1,875,000	1,875,000	10.125% due 6/15/13
						New Cingular Wireless Services Inc.:
—	—	—	—	5,000,000	5,000,000	Notes, 8.125% due 5/1/12
1,525,000	—	200,000	—	—	1,725,000	Senior Notes, 8.750% due 3/1/31
475,000	—	—	—	5,050,000	5,525,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15
162,000	—	—	—	—	162,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$2,150,500		$2,150,500
—	—	—	—	634,375		634,375

$434,350	—	—	—	3,060,234		3,494,584

88,500	—	—	—	—		88,500

50,625	—	—	—	734,062		784,687
61,600	—	—	—	560,000		621,600
209,000	—	—	—	2,220,625		2,429,625
127,968	—	—	—	—		127,968
—	—	—	—	1,116,000		1,116,000
218,000	—	—	—	1,021,875		1,239,875

755,693	—	—	—	5,652,562		6,408,255

920,946	—	$153,491	—	—		1,074,437
1,325,000	—	—	—	—		1,325,000

2,245,946	—	153,491	—	—		2,399,437

—	—	—	—	203,638		203,638
—	—	—	—	251,273		251,273

—	—	—	—	454,911		454,911

—	—	—	—	2,625,000		2,625,000

—	—	—	—	1,486,063		1,486,063
—	—	—	—	2,048,437		2,048,437

—	—	—	—	5,784,425		5,784,425
2,026,365	—	265,753	—	—		2,292,118
501,667	—	—	—	5,333,517		5,835,184
180,630	—	—	—	—		180,630

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						Sprint Capital Corp.:
—	—	—	—	$200,000	$200,000	6.000% due 1/15/07
—	—	$225,000	—	—	225,000	Notes, 8.375% due 3/15/12
$1,000,000	—	—	—	—	1,000,000	Senior Notes, 6.875% due 11/15/28
800,000	—	—	—	3,000,000	3,800,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11
—	—	—	—	2,375,000	2,375,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12

						Total Wireless Telecommunication Services

						TOTAL CORPORATE BONDS & NOTES

						(Cost — $727,954,884)
CONVERTIBLE BONDS & NOTES — 8.6%
Airlines — 0.2%
—	—	600,000	—	8,000,000	8,600,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07

Biotechnology — 2.5%
						BioMarin Pharmaceuticals Inc., Subordinated Notes:
—	—	—	—	15,700,000	15,700,000	3.500% due 6/15/08
—	—	—	—	6,000,000	6,000,000	3.500% due 6/15/08 (a)
—	—	500,000	—	15,000,000	15,500,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08
						InterMune Inc.:
—	—	—	—	2,000,000	2,000,000	0.250% due 3/1/11
—	—	400,000	—	5,280,000	5,680,000	Senior Notes, 0.250% due 3/1/11 (a)
—	—	500,000	—	8,000,000	8,500,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09
—	—	—	—	12,000,000	12,000,000	Nektar Therapeutics, 3.500% due 10/17/07
—	—	500,000	—	16,000,000	16,500,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08
—	—	475,000	—	12,500,000	12,975,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11

						Total Biotechnology

Capital Markets — 0.1%
—	—	—	—	3,750,000	3,750,000	E*TRADE Financial Corp., Subordinated Notes, 6.000% due 2/1/07

Commercial Services & Supplies — 0.3%
—	—	600,000	—	10,000,000	10,600,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$202,006		$202,006
—	—	$261,088	—	—		261,088
$1,095,959	—	—	—	—		1,095,959
890,000	—	—	—	3,337,500		4,227,500
—	—	—	—	2,683,750		2,683,750

4,694,621	—	526,841	—	23,500,698		28,722,160

99,167,246	—	12,775,050	$8,184,676	607,554,392		727,681,364

—	—	562,500	—	7,500,000		8,062,500

—	—	—	—	14,836,500		14,836,500
—	—	—	—	5,670,000		5,670,000
—	—	451,250	—	13,537,500		13,988,750

—	—	—	—	1,770,000		1,770,000
—	—	354,000	—	4,672,800		5,026,800
—	—	440,625	—	7,050,000		7,490,625
—	—	—	—	11,820,000		11,820,000
—	—	433,750	—	13,880,000		14,313,750
—	—	368,125	—	9,687,500		10,055,625

—	—	2,047,750	—	82,924,300		84,972,050

—	—	—	—	3,806,250		3,806,250

—	—	522,000	—	8,700,000		9,222,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Communications Equipment — 1.5%
—	—	$600,000	—	$45,000,000	$45,600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08
—	—	525,000	—	7,000,000	7,525,000	Nortel Networks Corp., 4.250% due 9/1/08
—	—	—	—	4,000,000	4,000,000	Terayon Communication Systems Inc., Subordinated Notes, 5.000% due 8/1/07

						Total Communications Equipment

Computers & Peripherals — 0.1%
—	—	—	—	4,000,000	4,000,000	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09

Electrical Equipment — 0.1%
—	—	—	—	5,500,000	5,500,000	GrafTech International Ltd, 1.625% due 1/15/24

Media — 0.7%
						Charter Communications Inc., Senior Notes, Class A Shares:
—	—	—	—	7,230,000	7,230,000	5.875% due 11/16/09
—	—	—	—	2,770,000	2,770,000	5.875% due 11/16/09 (a)
—	—	—	—	15,000,000	15,000,000	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06

						Total Media

Oil, Gas & Consumable Fuels — 0.6%
—	—	—	—	40,000,000	40,000,000	El Paso Corp., Debentures, zero coupon bond to yield 7.987% due 2/28/21

Pharmaceuticals — 0.4%
—	—	—	—	3,500,000	3,500,000	Alpharma Inc., Senior Subordinated Notes, 3.000% due 6/1/06
—	—	—	$350,000	—	350,000	IVAX Corp., 4.500% due 5/15/08
—	—	—	—	8,000,000	8,000,000	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07

						Total Pharmaceuticals

Semiconductors & Semiconductor Equipment — 1.1%
—	—	500,000	—	8,000,000	8,500,000	Amkor Technology Inc., 5.000% due 3/15/07
—	—	—	—	32,000,000	32,000,000	Atmel Corp., Subordinated Notes, zero coupon bond to yield 14.684% due 5/23/21
—	—	500,000	—	14,000,000	14,500,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07 (k)

						Total Semiconductors & Semiconductor Equipment

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	$553,500	—	$41,512,500		$42,066,000
—	—	494,812	—	6,597,500		7,092,312
—	—	—	—	3,860,000		3,860,000

—	—	1,048,312	—	51,970,000		53,018,312

—	—	—	—	2,750,000		2,750,000

—	—	—	—	4,021,875		4,021,875

—	—	—	—	5,413,462		5,413,462
—	—	—	—	2,074,038		2,074,038
—	—	—	—	15,018,750		15,018,750

—	—	—	—	22,506,250		22,506,250

—	—	—	—	22,000,000		22,000,000

—	—	—	—	4,602,500		4,602,500
—	—	—	$352,625	—		352,625
—	—	—	—	7,990,000		7,990,000

—	—	—	352,625	12,592,500		12,945,125

—	—	474,375	—	7,590,000		8,064,375
—	—	—	—	15,520,000		15,520,000
—	—	483,125	—	13,527,500		14,010,625

—	—	957,500	—	36,637,500		37,595,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Software — 0.6%
—	—	—	—	$4,000,000	$4,000,000	BEA Systems Inc., Subordinated Notes, 4.000% due 12/15/06
—	—	—	—	673,000	673,000	i2 Technologies Inc., Subordinated Notes, 5.250% due 12/15/06
—	—	—	—	17,000,000	17,000,000	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07

						Total Software

Specialty Retail — 0.1%
—	—	—	—	6,250,000	6,250,000	TJX Co. Inc., zero coupon bond to yield 1.443% due 2/13/21

Wireless Telecommunication Services — 0.3%
—	—	$750,000	—	17,000,000	17,750,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (e)

						TOTAL CONVERTIBLE BONDS & NOTES
						(Cost — $299,712,559)

ASSET-BACKED SECURITIES — 1.9%
Automobiles — 0.2%
$2,850,000	—	—	—	—	2,850,000	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11
2,500,000	—	750,000	—	—	3,250,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (a)
1,750,000	—	750,000	—	—	2,500,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10
—	—	725,000	—	—	725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (a)

						Total Automobiles

Credit Card — 0.1%
2,075,000	—	—	—	—	2,075,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09
—	—	—	—	75,183	75,183	First Consumers Master Trust, Series 2001-A, Class A, 4.679% due 9/15/08 (b)

						Total Credit Card

Diversified Financial Services — 0.1%
2,750,745	—	—	—	—	2,750,745	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(f)
1,875,000	—	750,000	—	—	2,625,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23

						Total Diversified Financial Services

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$3,950,000		$3,950,000
—	—	—	—	676,365		676,365
—	—	—	—	15,916,250		15,916,250

—	—	—	—	20,542,615		20,542,615

—	—	—	—	5,023,437		5,023,437

—	—	$443,438	—	10,051,250		10,494,688

—	—	5,581,500	$352,625	291,025,977		296,960,102

$2,798,317	—	—	—	—		2,798,317
2,426,013	—	727,804	—	—		3,153,817
1,714,217	—	734,665	—	—		2,448,882
—	—	719,562	—	—		719,562

6,938,547	—	2,182,031	—	—		9,120,578

2,071,766	—	—	—	—		2,071,766
—	—	—	—	74,756		74,756

2,071,766	—	—	—	74,756		2,146,522

0	—	—	—	—		0
1,952,064	—	780,826	—	—		2,732,890

1,952,064	—	780,826	—	—		2,732,890

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
Home Equity — 1.5%
—	—	—	—	$500,000	$500,000	ACE Securities Corp., Series 2004-OP1, Class M3, 5.629% due 4/25/34 (b)
—	—	—	—	194,717	194,717	Aegis Asset-Backed Securities Trust, Series 2004-2N, Class N1, 4.500% due 4/25/34 (a)
						Ameriquest Mortgage Securities Inc.:
—	—	—	—	1,000,000	1,000,000	Series 2003-12, Class M2, 6.079% due 11/25/33 (b)
—	—	—	—	1,500,000	1,500,000	Series 2004-R08, Class M10, 6.879% due 9/25/34 (a)(b)
—	—	—	—	250,000	250,000	Argent Net Interest Margin Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (a)
						Argent Securities Inc., Series 2004-W8:
—	—	—	—	1,250,000	1,250,000	Class M10, 7.879% due 5/25/34 (b)
—	—	—	—	3,000,000	3,000,000	Class M4, 5.679% due 5/25/34 (b)
						Bear Stearns Asset-Backed Securities Inc.:
—	—	—	—	1,500,000	1,500,000	Series 2004-HE5, Class M1, 4.949% due 7/25/34 (b)
—	—	—	—	1,582,143	1,582,143	Series 2005-AC4, Class M2, 5.049% due 7/25/35 (b)
						Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust:
—	—	—	—	44,236	44,236	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)
—	—	—	—	111,192	111,192	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (a)
						Series 2004-HE5N:
—	—	—	—	39,525	39,525	Class A1, 5.000% due 7/25/34 (a)
—	—	—	—	79,000	79,000	Class A2, 5.000% due 7/25/34 (a)
—	—	—	—	160,016	160,016	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)
$1,844,705	—	$396,711	—	—	2,241,416	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32
—	—	—	—	1,900,000	1,900,000	Chase Funding Mortgage Loan Asset-Backed, Series 2004-01, Class 2M2, 5.259% due 7/25/33 (b)
—	—	—	—	234,762	234,762	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 6.088% due 7/25/28 (b)(f)
						Countrywide Asset-Backed Certificates:
—	—	—	—	750,000	750,000	Series 2003-03, Class M4, 5.779% due 3/25/33 (b)
—	—	—	—	185,832	185,832	Series 2004-02N, Class N1, 5.000% due 2/25/35 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$501,223		$501,223
—	—	—	—	194,428		194,428

—	—	—	—	1,024,007		1,024,007
—	—	—	—	1,432,769		1,432,769
—	—	—	—	251,602		251,602

—	—	—	—	1,230,601		1,230,601
—	—	—	—	3,026,073		3,026,073

—	—	—	—	1,500,922		1,500,922
—	—	—	—	1,583,591		1,583,591

—	—	—	—	44,052		44,052
—	—	—	—	111,008		111,008

—	—	—	—	39,483		39,483
—	—	—	—	78,771		78,771
—	—	—	—	159,432		159,432
$1,823,847	—	$392,225	—	—		2,216,072
—	—	—	—	1,905,739		1,905,739
—	—	—	—	152,705		152,705

—	—	—	—	756,121		756,121
—	—	—	—	185,025		185,025

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$440,000	$440,000	Series 2004-05, Class M4, 5.629% due 6/25/34 (b)
—	—	—	—	154,741	154,741	Series 2004-05N, Class N1, 5.500% due 10/25/35 (a)
—	—	—	—	1,250,000	1,250,000	Series 2004-BC4, Class M2, 5.229% due 10/25/34 (b)
—	—	—	—	15,835	15,835	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A, 5.000% due 9/27/36 (a)
						CS First Boston Mortgage Securities Corp.:
—	—	—	—	428,942	428,942	Series 2001-HE16, Class M2, 5.579% due 11/25/31 (b)
—	—	—	—	1,134,781	1,134,781	Series 2001-HE8, Class M2, 5.429% due 2/25/31 (b)
—	—	—	—	179,802	179,802	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (a)
—	—	—	—	1,000,000	1,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 5.279% due 3/25/34 (b)
—	—	—	—	270,203	270,203	First Franklin Net Interest Margin Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34 (a)
						Fremont Home Loan Trust:
—	—	—	—	1,000,000	1,000,000	Series 2004-01, Class M5, 5.479% due 2/25/34 (b)
—	—	—	—	1,750,000	1,750,000	Series 2004-B, Class M4, 5.549% due 5/25/34 (b)
—	—	$330,919	—	—	330,919	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29
$1,400,000	—	—	—	—	1,400,000	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25
—	—	—	—	400,292	400,292	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (a)
—	—	—	—	500,000	500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 5.529% due 11/25/34 (b)
—	—	—	—	1,000,000	1,000,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 5.379% due 9/25/34 (b)
						Merrill Lynch Mortgage Investors Inc.:
—	—	—	—	63,868	63,868	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (a)
—	—	—	—	183,695	183,695	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)
—	—	—	—	1,600,000	1,600,000	Morgan Stanley Asset Backed Securities Capital I, Series 2004-HE4, Class M2, 5.679% due 5/25/34 (b)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$446,506		$446,506
—	—	—	—	154,315		154,315
—	—	—	—	1,254,965		1,254,965
—	—	—	—	15,781		15,781

—	—	—	—	429,976		429,976
—	—	—	—	1,137,416		1,137,416
—	—	—	—	179,558		179,558
—	—	—	—	1,009,385		1,009,385
—	—	—	—	269,108		269,108

—	—	—	—	1,007,735		1,007,735
—	—	—	—	1,752,990		1,752,990
—	—	$342,059	—	—		342,059
$1,376,952	—	—	—	—		1,376,952
—	—	—	—	327,284		327,284
—	—	—	—	502,021		502,021
—	—	—	—	1,008,191		1,008,191

—	—	—	—	63,504		63,504
—	—	—	—	182,167		182,167
—	—	—	—	1,600,982		1,600,982

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						New Century Home Equity Loan Trust:
—	—	—	—	$1,250,000	$1,250,000	Series 2001-NC1, Class M2, 5.470% due 6/20/31 (b)
—	—	—	—	1,000,000	1,000,000	Series 2003-04, Class M2, 6.199% due 10/25/33 (b)
						Novastar Home Equity Loan:
—	—	—	—	2,500,000	2,500,000	Series 2003-04, Class M2, 6.004% due 2/25/34 (b)
—	—	—	—	1,000,000	1,000,000	Series 2004-01, Class M4, 5.354% due 6/25/34 (b)
—	—	—	—	1,500,000	1,500,000	Series 2004-02, Class M5, 5.879% due 9/25/34 (b)
—	—	—	—	1,250,000	1,250,000	Series 2005-02, Class M10, 7.379% due 10/25/35 (b)
—	—	—	—	45,166	45,166	Novastar Net Interest Margin Trust, Series 2004-N2, 4.458% due 6/26/34 (a)
						Option One Mortgage Loan Trust:
—	—	—	—	199,893	199,893	Series 2002-02, Class M2, 5.529% due 6/25/32 (b)
—	—	—	—	1,652,978	1,652,978	Series 2002-4, Class M2, 5.509% due 7/25/32 (b)
$168,127	—	—	—	—	168,127	Series 2003-1, Class A2, 4.798% due 2/25/33 (b)
—	—	—	—	1,300,000	1,300,000	Series 2003-04, Class M2, 6.029% due 7/25/33 (b)
—	—	—	—	750,000	750,000	Series 2004-02, Class M2, 5.429% due 5/25/34 (b)
—	—	—	—	250,672	250,672	Park Place Securities Net Interest Margin Trust, Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (a)
—	—	—	—	750,000	750,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.279% due 3/25/34 (b)
						Sail Net Interest Margin Notes:
—	—	—	—	141,210	141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (a)
—	—	—	—	4,550,000	4,550,000	Series 2003-BC2A, Class B, 7.750% due 4/25/33 (a)
—	—	—	—	85,911	85,911	Series 2004-002A, Class A, 5.500% due 3/27/34 (a)
—	—	—	—	178,675	178,675	Series 2004-004A, Class A, 5.000% due 4/27/34 (a)
—	—	—	—	95,998	95,998	Series 2004-005A, Class A, 4.500% due 6/27/34 (a)
—	—	—	—	167,866	167,866	Series 2004-008A, Class A, 5.000% due 9/27/34 (a)
—	—	—	—	491,626	491,626	Series 2004-010A, Class B, 7.000% due 11/27/34 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$1,251,827		$1,251,827
—	—	—	—	1,012,857		1,012,857

—	—	—	—	2,543,919		2,543,919
—	—	—	—	1,004,506		1,004,506
—	—	—	—	1,517,896		1,517,896
—	—	—	—	1,123,917		1,123,917
—	—	—	—	45,111		45,111

—	—	—	—	200,148		200,148
—	—	—	—	1,659,008		1,659,008
$168,672	—	—	—	—		168,672
—	—	—	—	1,315,350		1,315,350
—	—	—	—	750,461		750,461
—	—	—	—	249,920		249,920
—	—	—	—	754,418		754,418

—	—	—	—	101,973		101,973
—	—	—	—	1,990,512		1,990,512
—	—	—	—	85,814		85,814
—	—	—	—	178,569		178,569
—	—	—	—	95,790		95,790
—	—	—	—	167,190		167,190
—	—	—	—	421,644		421,644

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	—	$276,352	$276,352	Series 2004-011A, Class A2, 4.750% due 1/27/35 (a)
—	—	—	—	169,990	169,990	Series 2004-11A, Class B, 7.500% due 1/27/35 (a)
—	—	—	—	451,490	451,490	Series 2004-AA, Class A, 4.500% due 10/27/34 (a)
—	—	—	—	386,858	386,858	Series 2004-AA, Class B, 7.500% due 10/27/34 (a)
—	—	—	—	219,553	219,553	Series 2004-BN2A, Class B, 7.000% due 12/27/34 (a)
						Series 2005-1A:
—	—	—	—	717,288	717,288	Class A, 4.250% due 2/27/35 (a)
—	—	—	—	390,438	390,438	Class B, 7.500% due 2/27/35 (a)
—	—	—	—	218,785	218,785	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32
						Sharp SP I LLC, Net Interest Margin Trust:
—	—	—	—	99,575	99,575	Series 2004-OP1N, 5.190% due 4/25/34 (a)
—	—	—	—	246,601	246,601	Series 2005-HE1N, 5.190% due 2/25/35 (a)
—	—	$64,027	—	—	64,027	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30
—	—	—	—	2,000,000	2,000,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 6.229% due 10/25/33 (b)
—	—	—	—	317,066	317,066	WMC Mortgage Loan Pass-Thru Certificates, Series 1999-A, Class M2, 6.619% due 10/15/29 (b)

						Total Home Equity

						TOTAL ASSET-BACKED SECURITIES

						(Cost — $71,081,663)
MORTGAGE-BACKED SECURITIES — 2.6%
FHLMC — 0.7%
						Federal Home Loan Mortgage Corp. (FHLMC):
—	—	67,027	—	—	67,027	8.000% due 7/1/20
—	—	1,225,000	—	—	1,225,000	6.000% due 12/1/35 (i)(j)
$3,500,000	—	—	—	—	3,500,000	6.000% due 12/1/99 (i)
						Gold:
1,954,731	—	—	—	—	1,954,731	4.000% due 12/1/07
—	—	1,900,000	—	—	1,900,000	5.500% due 12/1/20-12/1/35 (i)(j)
—	—	—	—	210,590	210,590	8.500% due 9/1/25
—	—	72,331	—	—	72,331	6.500% due 3/1/26-5/1/26
—	—	—	—	2,251,559	2,251,559	6.000% due 9/1/32

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$274,941		$274,941
—	—	—	—	166,886		166,886
—	—	—	—	449,184		449,184
—	—	—	—	316,081		316,081
—	—	—	—	192,420		192,420

—	—	—	—	713,057		713,057
—	—	—	—	371,945		371,945
—	—	—	—	192,028		192,028

—	—	—	—	99,509		99,509
—	—	—	—	245,650		245,650
—	—	$64,578	—	—		64,578
—	—	—	—	2,017,899		2,017,899
—	—	—	—	317,585		317,585

$3,369,471	—	798,862	—	47,347,451		51,515,784

14,331,848	—	3,761,719	—	47,422,207		65,515,774

—	—	71,326	—	—		71,326
—	—	1,237,250	—	—		1,237,250
3,535,000	—	—	—	—		3,535,000

1,913,989	—	—	—	—		1,913,989
—	—	1,896,282	—	—		1,896,282
—	—	—	—	228,703		228,703
—	—	74,477	—	—		74,477
—	—	—	—	2,278,646		2,278,646

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	$1,000,000	—	—	$1,000,000	5.000% due 12/1/35 (i)(j)
$3,575,000	—	—	—	—	3,575,000	5.000% due 12/1/99 (i)
4,900,000	—	—	—	—	4,900,000	5.500% due 12/1/99 (i)
2,175,000	—	—	—	—	2,175,000	5.500% due 12/1/99 (i)
3,500,000	—	—	—	—	3,500,000	5.000% due 12/1/99 (i)

						TOTAL FHLMC

FNMA — 1.6%
						Federal National Mortgage Association (FNMA):
—	—	2,000,000	—	—	2,000,000	5.500% due 2/15/06
—	—	177,899	—	—	177,899	6.500% due 10/1/10-6/1/26
1,500,000	—	1,000,000	—	—	2,500,000	6.250% due 2/1/11
—	—	—	—	$2,113,229	2,113,229	8.000% due 12/1/12
—	—	—	$626,448	—	626,448	5.000% due 7/1/18
—	—	3,550,000	—	—	3,550,000	5.000% due 12/1/20-12/1/35 (i)(j)
—	—	82,289	—	—	82,289	9.000% due 1/1/24
—	—	155,622	—	—	155,622	7.000% due 3/1/26-4/1/29
—	—	266,486	—	—	266,486	7.500% due 11/1/26
492,107	—	—	—	—	492,107	6.500% due 4/1/29
568,434	—	—	—	—	568,434	6.500% due 5/1/29
—	—	50,098	—	—	50,098	8.000% due 5/1/30-2/1/31
82,064	—	—	—	—	82,064	8.500% due 10/1/30
1,144,849	—	—	—	—	1,144,849	7.500% due 7/1/32
—	—	—	—	4,759,988	4,759,988	5.500% due 4/1/35
—	—	—	997,510	—	997,510	5.500% due 10/1/34
—	—	1,015,000	—	—	1,015,000	4.500% due 12/1/35 (i)(j)
—	—	2,550,000	—	—	2,550,000	5.500% due 12/1/35 (i)(j)
—	—	880,000	—	—	880,000	6.000% due 12/1/35 (i)(j)
—	—	725,000	—	—	725,000	6.500% due 12/1/35 (i)(j)
—	—	—	450,000	—	450,000	5.000% due 1/1/36
3,400,000	—	—	—	—	3,400,000	4.500% due 12/1/99 (j)
7,575,000	—	—	—	—	7,575,000	5.000% due 12/1/99 (j)
1,500,000	—	—	—	—	1,500,000	5.000% due 12/1/99 (j)
8,000,000	—	—	—	—	8,000,000	5.500% due 12/1/99 (j)
2,050,000	—	—	—	—	2,050,000	5.500% due 12/1/99 (j)
4,500,000	—	—	—	—	4,500,000	6.000% due 12/1/99 (j)
2,000,000	—	—	—	—	2,000,000	6.500% due 12/1/99 (j)

						TOTAL FNMA

GNMA — 0.3%
						Government National Mortgage Association (GNMA):
275,336	—	—	—	—	275,336	7.000% due 2/15/24
—	—	—	20,761	—	20,761	7.000% due 2/15/28
—	—	—	69,521	—	69,521	7.000% due 6/15/28
—	—	—	14,052	—	14,052	7.000% due 10/15/28
—	—	—	46,177	—	46,177	6.000% due 1/15/29

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	$968,125	—	—		$968,125
$3,461,046	—	—	—	—		3,461,046
4,855,596	—	—	—	—		4,855,596
2,187,915	—	—	—	—		2,187,915
3,465,000	—	—	—	—		3,465,000

19,418,546	—	4,247,460	—	$2,507,349		26,173,355

—	—	2,001,924	—	—		2,001,924
—	—	183,168	—	—		183,168
1,585,885	—	1,057,257	—	—		2,643,142
—	—	—	—	2,205,301		2,205,301
—	—	—	$620,646	—		620,646
—	—	3,469,624	—	—		3,469,624
—	—	89,087	—	—		89,087
—	—	162,742	—	—		162,742
—	—	279,987	—	—		279,987
506,934	—	—	—	—		506,934
585,562	—	—	—	—		585,562
—	—	53,530	—	—		53,530
88,928	—	—	—	—		88,928
1,199,600	—	—	—	—		1,199,600
—	—	—	—	4,715,859		4,715,859
—	—	—	988,697	—		988,697
—	—	979,441	—	—		979,441
—	—	2,525,296	—	—		2,525,296
—	—	888,250	—	—		888,250
—	—	743,805	—	—		743,805
—	—	—	436,031	—		436,031
3,308,625	—	—	—	—		3,308,625
7,340,644	—	—	—	—		7,340,644
1,484,063	—	—	—	—		1,484,063
7,922,496	—	—	—	—		7,922,496
2,062,812	—	—	—	—		2,062,812
4,542,187	—	—	—	—		4,542,187
2,051,876	—	—	—	—		2,051,876

32,679,612	—	12,434,111	2,045,374	6,921,160		54,080,257

290,014	—	—	—	—		290,014
—	—	—	21,819	—		21,819
—	—	—	73,063	—		73,063
—	—	—	14,768	—		14,768
—	—	—	47,347	—		47,347

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	$163,926	—	$163,926	6.000% due 2/15/29
—	—	—	2,259	—	2,259	7.000% due 8/15/29
—	—	—	44,430	—	44,430	7.000% due 3/15/31
$1,874,226	—	—	—	—	1,874,226	7.000% due 7/15/31
—	—	—	45,654	—	45,654	7.000% due 12/15/31
—	—	—	332,569	—	332,569	6.000% due 1/15/34
—	—	—	345,707	—	345,707	5.500% due 6/15/34
—	—	—	316,385	—	316,385	5.500% due 6/15/35
—	—	$700,000	—	—	700,000	5.500% due 12/1/35 (i)(j)
—	—	450,000	—	—	450,000	5.000% due 12/15/35 (i)(j)
3,000,000	—	—	—	—	3,000,000	5.500% due 12/1/99 (i)
1,250,000	—	—	—	—	1,250,000	5.000% due 12/15/99 (i)

						TOTAL GNMA

						TOTAL MORTGAGE-BACKED SECURITIES
						(Cost — $90,775,646)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
—	—	—	—	$226,552	226,552	Chase Commercial Mortgage Securities Corp., Series 2000-FL1A, Class E, 6.160% due 12/12/13 (a)(b)
—	—	—	—	327,006	327,006	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E, 5.369% due 11/15/15 (a)(b)
						Federal Home Loan Mortgage Corp. (FHLMC):
—	—	—	—	229,790	229,790	Series 2764, Class DT, 6.000% due 3/15/34 (b)
—	—	—	—	698,328	698,328	Series 2780, Class SL PAC, 6.000% due 4/15/34 (b)
—	—	—	—	1,678,182	1,678,182	Impac CMB Trust, Series 2004-04, Class 2M2, 5.879% due 9/25/34 (b)
						MLCC Mortgage Investors Inc.:
—	—	—	—	750,000	750,000	Series 2004-A, Class B2, 5.299% due 4/25/29 (b)
—	—	—	—	750,000	750,000	Series 2004-B, Class B2, 5.259% due 5/25/29 (b)
—	—	—	—	1,343,395	1,343,395	Saco I Trust, Series 2005-2, Class A, 4.579% due 4/25/35 (a)(b)
—	—	—	—	1,458,387	1,458,387	Sasco NIM Trust, Series 2003-12XS, Class A, 7.500% due 4/28/33 (a)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	$168,080	—		$168,080
—	—	—	2,372	—		2,372
—	—	—	46,647	—		46,647
$1,976,075	—	—	—	—		1,976,075
—	—	—	47,932	—		47,932
—	—	—	340,580	—		340,580
—	—	—	348,082	—		348,082
—	—	—	318,561	—		318,561
—	—	$704,375	—	—		704,375
—	—	444,094	—	—		444,094
3,018,750	—	—	—	—		3,018,750
1,233,594	—	—	—	—		1,233,594

6,518,433	—	1,148,469	1,429,251	—		9,096,153

58,616,591	—	17,830,040	3,474,625	$9,428,509		89,349,765

—	—	—	—	226,593		226,593
—	—	—	—	328,726		328,726

—	—	—	—	216,073		216,073
—	—	—	—	683,548		683,548
—	—	—	—	1,682,366		1,682,366

—	—	—	—	749,615		749,615
—	—	—	—	754,128		754,128
—	—	—	—	1,343,658		1,343,658
—	—	—	—	14,584		14,584

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
						Structured Asset Securities Corp.:
—	—	—	—	$1,001,680	$1,001,680	Series 1998-2, Class M1, 5.479% due 2/25/28 (b)
—	—	—	—	482,848	482,848	Series 1998-3, Class M1, 5.379% due 3/25/28 (b)

						TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
						(Cost — $8,941,840)

SOVEREIGN BONDS — 0.1%
Canada — 0.1%
$1,225,000	—	$300,000	—	300,000	1,825,000	Province of Ontario, Unsecured Note, 3.282% due 3/28/08

Mexico — 0.0%
1,200,000	—	300,000	—	—	1,500,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12

						TOTAL SOVEREIGN BONDS
						(Cost — $3,363,821)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.6%
U.S. Government Agencies — 0.3%
—	—	—	$475,000	—	475,000	Federal Farm Credit Banks, 3.750% due 4/9/10
—	—	—	650,000	—	650,000	Federal Home Loan Bank System, 4.500% due 11/15/12
						Federal Home Loan Mortgage Corp. (FHLMC):
—	—	—	675,000	—	675,000	3.160% due 5/7/07
—	$2,240,000	—	—	—	2,240,000	3.500% due 9/15/07
—	—	—	500,000	—	500,000	3.625% due 9/15/08
						Federal National Mortgage Association (FNMA):
—	550,000	—	—	—	550,000	3.800% due 1/18/08
—	2,250,000	—	—	—	2,250,000	3.375% due 12/15/08
—	—	—	750,000	—	750,000	3.250% due 2/15/09
—	—	—	750,000	—	750,000	3.875% due 2/15/10
2,500,000	—	—	—	—	2,500,000	6.625% due 11/15/10
—	—	—	300,000	—	300,000	4.625% due 10/15/14

						Total U.S. Government Agencies

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$1,002,446		$1,002,446
—	—	—	—	483,307		483,307

—	—	—	—	7,485,044		7,485,044

$1,185,594	—	$290,350	—	290,349		1,766,293

1,307,415	—	326,854	—	—		1,634,269

2,493,009	—	617,204	—	290,349		3,400,562

—	—	—	$456,935	—		456,935
—	—	—	639,837	—		639,837

—	—	—	661,016	—		661,016
—	$2,197,653	—	—	—		2,197,653
—	—	—	486,156	—		486,156

—	539,798	—	—	—		539,798
—	2,170,080	—	—	—		2,170,080
—	—	—	718,359	—		718,359
—	—	—	726,166	—		726,166
2,704,465	—	—	—	—		2,704,465
—	—	—	296,465	—		296,465

2,704,465	4,907,531	—	3,984,934	—		11,596,930

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
U.S. Government Obligations — 1.3%
						U.S. Treasury Bonds:
$2,900,000	—	—	—	—	$2,900,000	7.250% due 5/15/16
3,660,000	—	—	—	—	3,660,000	8.750% due 8/15/20
2,350,000	—	—	—	—	2,350,000	5.500% due 8/15/28
—	—	$923,000	—	—	923,000	6.125% due 8/15/29
895,000	—	165,000	—	—	1,060,000	5.375% due 2/15/31
						U.S. Treasury Notes:
—	$1,100,000	—	—	—	1,100,000	4.625% due 5/15/06
—	—	—	$1,100,000	—	1,100,000	3.250% due 8/15/07
—	—	1,000,000	—	—	1,000,000	3.375% due 2/15/08
—	—	—	1,500,000	—	1,500,000	3.375% due 11/15/08
—	—	—	1,000,000	—	1,000,000	3.625% due 7/15/09
—	570,000	—	—	—	570,000	3.375% due 9/15/09
9,300,000	—	400,000	—	—	9,700,000	3.375% due 10/15/09
—	1,620,000	—	—	—	1,620,000	4.000% due 4/15/10
—	725,000	—	—	—	725,000	5.000% due 2/15/11
—	—	—	250,000	—	250,000	5.000% due 8/15/11
5,035,000	—	2,600,000	—	—	7,635,000	4.250% due 8/15/13
—	—	—	650,000	—	650,000	4.000% due 2/15/14
—	1,020,000	—	—	—	1,020,000	4.250% due 8/15/14
						Inflation Indexed:
—	257,583	—	—	—	257,583	0.875% due 4/15/10
—	—	—	592,900	—	592,900	2.000% due 1/15/14
—	501,909	—	—	—	501,909	2.000% due 7/15/14
—	—	—	625,000	—	625,000	U.S. Treasury STRIPS, 0.000% due 5/15/13

						Total U.S. Government Obligations

						TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
						(Cost — $54,462,526)

Shares	Shares	Shares	Shares	Shares	Shares
COMMON STOCKS — 55.9%
CONSUMER DISCRETIONARY — 5.3%
Auto Components — 0.0%
—	4,550	—	—	—	4,550	Lear Corp.

Hotels, Restaurants & Leisure — 0.6%
—	—	—	—	50,800	50,800	Ctrip.com International Ltd., ADR
25,000	—	—	—	—	25,000	International Game Technology
—	243	—	—	—	243	Live Nation Inc. *
—	4,900	6,000	29,000	322,500	362,400	McDonald’s Corp.
—	—	—	—	140,000	140,000	Outback Steakhouse Inc.

						Total Hotels, Restaurants & Leisure

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$3,561,791	—	—	—	—		$3,561,791
5,266,399	—	—	—	—		5,266,399
2,643,108	—	—	—	—		2,643,108
—	—	$1,124,582	—	—		1,124,582
1,005,616	—	185,393	—	—		1,191,009

—	$1,101,462	—	—	—		1,101,462
—	—	—	$1,080,105	—		1,080,105
—	—	979,727	—	—		979,727
—	—	—	1,459,746	—		1,459,746
—	—	—	975,547	—		975,547
—	551,141	—	—	—		551,141
8,983,586	—	386,391	—	—		9,369,977
—	1,596,967	—	—	—		1,596,967
—	746,949	—	—	—		746,949
—	—	—	258,037	—		258,037
4,991,537	—	2,577,557	—	—		7,569,094
—	—	—	632,379	—		632,379
—	1,009,163	—	—	—		1,009,163

—	244,956	—	—	—		244,956
—	—	—	589,542	—		589,542
—	499,262	—	—	—		499,262
—	—	—	451,550	—		451,550

26,452,037	5,749,900	5,253,650	5,446,906	—		42,902,493

29,156,502	10,657,431	5,253,650	9,431,840	—		54,499,423

—	129,493	—	—	—		129,493

—	—	—	—	$ 2,933,700		2,933,700
769,500	—	—	—	—		769,500
—	3,183	—		—		3,183
—	165,228	202,320	977,880	10,874,700		12,220,128
—	—	—	—	5,825,400		5,825,400

769,500	168,411	202,320	977,880	19,633,800		21,751,911

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Household Durables — 0.3%
—	—	—	—	367,200	367,200	Newell Rubbermaid Inc.

Internet & Catalog Retail — 0.0%
—	4,000	—	—	—	4,000	Amazon.com Inc. *
—	6,705	—	—	—	6,705	Expedia Inc. *
—	5,455	—	—	—	5,455	IAC/InterActiveCorp. *

						Total Internet & Catalog Retail

Leisure Equipment & Products — 0.1%
—	9,520	—	—	—	9,520	Hasbro Inc.
—	—	—	—	115,000	115,000	Marvel Entertainment Inc. *
—	5,005	—	—	—	5,005	Mattel Inc.

						Total Leisure Equipment & Products

Media — 3.1%
—	8,300	—	—	90,000	98,300	Cablevision Systems Corp., New York Group, Class A Shares *
—	1,950	—	—	—	1,950	Clear Channel Communications Inc.
—	—	17,270	—	—	17,270	Comcast Corp., Class A Shares *
—	21,990	—	—	—	21,990	Comcast Corp., Special Class A Shares *
—	2,642	—	—	—	2,642	Discovery Holding Co., Class A Shares *
—	—	—	—	464,800	464,800	EchoStar Communications Corp., Class A Shares *
75,000	—	—	—	—	75,000	Gannett Co. Inc.
—	19,650	—	—	290,000	309,650	Interpublic Group of Cos. Inc. *
—	200	—	—	508,347	508,547	Liberty Global Inc., Class A Shares *
—	200	—	—	528,347	528,547	Liberty Global Inc., Series C Shares *
—	38,370	—	—	186,495	224,865	Liberty Media Corp., Class A Shares *
25,000	—	—	—	—	25,000	Meredith Corp.
—	—	133,400	—	—	133,400	News Corp., Class A Shares
—	14,195	—	—	309,800	323,995	News Corp., Class B Shares
—	—	—	—	150,000	150,000	NTL Inc. *
—	11,400	—	—	—	11,400	Pearson PLC, Sponsored ADR
—	—	—	—	49,300	49,300	R.H. Donnelley Corp. *
—	—	—	—	100,000	100,000	Regal Entertainment Group, Class A Shares
—	—	—	—	993,700	993,700	SES Global SA, FDR
—	28,180	56,400	—	225,000	309,580	Time Warner Inc.
—	—	14,700	—	—	14,700	Viacom Inc., Class A Shares
424,000	19,890	—	16,000	—	459,890	Walt Disney Co.

						Total Media

Multiline Retail — 0.6%
—	—	—	—	85,000	85,000	Family Dollar Stores Inc.
—	—	—	—	307,600	307,600	J.C. Penney Co. Inc.
—	—	—	21,000	—	21,000	Target Corp.

						Total Multiline Retail

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$8,732,016		$8,732,016

—	$188,600	—	—	—		188,600
—	160,652	—	—	—		160,652
—	154,431	—	—	—		154,431

—	503,683	—	—	—		503,683

—	192,113	—	—	—		192,113
—	—	—	—	1,883,700		1,883,700
—	79,179	—	—	—		79,179

—	271,292	—	—	1,883,700		2,154,992

—	194,801	—	—	2,112,300		2,307,101
—	61,328	—	—	—		61,328
—	—	$448,329	—	—		448,329
—	564,923	—	—	—		564,923
—	40,026	—	—	—		40,026
—	—	—	—	12,628,616		12,628,616
$4,542,750	—	—	—	—		4,542,750
—	189,623	—	—	2,798,500		2,988,123
—	4,500	—	—	11,437,807		11,442,307
—	4,240	—	—	11,200,956		11,205,196
—	301,972	—	—	1,467,716		1,769,688
1,308,500	—	—	—	—		1,308,500
—	—	2,074,370	—	—		2,074,370
—	235,779	—	—	5,145,778		5,381,557
—	—	—	—	10,212,000		10,212,000
—	135,318	—	—	—		135,318
—	—	—	—	3,037,866		3,037,866
—	—	—	—	1,902,000		1,902,000
—	—	—	—	17,403,977		17,403,977
—	491,459	983,616	—	3,924,000		5,399,075
—	—	481,572	—	—		481,572
10,163,280	476,763	—	$383,520	—		11,023,563

16,014,530	2,700,732	3,987,887	383,520	83,271,516		106,358,185

—	—	—	—	2,107,150		2,107,150
—	—	—	—	17,102,560		17,102,560
—	—	—	1,154,370	—		1,154,370

—	—	—	1,154,370	19,209,710		20,364,080

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Specialty Retail — 0.6%
—	3,650	—	—	165,000	168,650	Bed Bath & Beyond Inc. *
—	—	—	—	162,500	162,500	Best Buy Co. Inc.
—	8,670	—	—	—	8,670	Charming Shoppes Inc. *
25,000	12,130	17,000	—	—	54,130	Home Depot Inc.
—	—	—	10,000	—	10,000	Lowe’s Cos. Inc.
—	—	—	—	150,000	150,000	Sherwin-Williams Co.

						Total Specialty Retail

						TOTAL CONSUMER DISCRETIONARY

CONSUMER STAPLES — 4.9%
Beverages — 0.7%
85,000	7,350	13,000	—	—	105,350	Coca-Cola Co.
—	1,000	—	—	—	1,000	Molson Coors Brewing Co., Class B Shares
237,377	3,845	12,600	20,000	80,000	353,822	PepsiCo Inc.

						Total Beverages

Food & Staples Retailing — 0.9%
—	—	28,868	—	—	28,868	FHC Delaware Inc. (d)(f)*
—	—	—	—	590,000	590,000	Kroger Co. *
—	6,020	—	—	—	6,020	Safeway Inc.
—	—	—	10,000	—	10,000	Sysco Corp.
—	4,500	43,800	12,000	336,500	396,800	Wal-Mart Stores Inc.

						Total Food & Staples Retailing

Food Products — 1.4%
1,948	—	—	—	—	1,948	Aurora Foods Inc. (f)(d)*
80,000	—	—	—	—	80,000	Campbell Soup Co.
100,000	—	—	—	—	100,000	General Mills Inc.
145,000	—	—	—	—	145,000	H.J. Heinz Co.
50,000	—	—	—	—	50,000	Hershey Co.
—	—	—	—	134,900	134,900	Hormel Foods Corp.
—	—	—	—	112,400	112,400	Kellogg Co.
90,000	5,450	—	—	—	95,450	Kraft Foods Inc., Class A Shares
—	—	—	—	230,000	230,000	McCormick & Co. Inc., Non Voting Shares
—	—	—	—	340,000	340,000	Sara Lee Corp.
—	6,550	—	—	—	6,550	Unilever PLC, Sponsored ADR
110,000	3,350	—	—	—	113,350	Wm. Wrigley Jr. Co.

						Total Food Products

Household Products — 1.3%
—	—	9,500	—	—	9,500	Colgate-Palmolive Co.
100,000	—	—	12,000	221,000	333,000	Kimberly-Clark Corp.
296,875	3,412	—	—	103,875	404,162	Procter & Gamble Co.

						Total Household Products

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	$131,948	—	—	$5,964,750		$6,096,698
—	—	—	—	7,065,500		7,065,500
—	114,444	—	—	—		114,444
$1,012,000	491,022	$688,160	—	—		2,191,182
—	—	—	$666,600	—		666,600
—	—	—	—	6,813,000		6,813,000

1,012,000	737,414	688,160	666,600	19,843,250		22,947,424

17,796,030	4,511,025	4,878,367	3,182,370	152,573,992		182,941,784

3,426,350	296,279	524,030	—	—		4,246,659
—	66,990	—	—	—		66,990
14,024,233	227,163	744,408	1,181,600	4,726,400		20,903,804

17,450,583	590,432	1,268,438	1,181,600	4,726,400		25,217,453

—	—	137,123	—	—		137,123
—	—	—	—	11,139,200		11,139,200
—	142,433	—	—	—		142,433
—	—	—	310,500	—		310,500
—	210,600	2,049,840	561,600	15,748,200		18,570,240

—	353,033	2,186,963	872,100	26,887,400		30,299,496

0	—	—	—	—		0
2,381,600	—	—	—	—		2,381,600
4,932,000	—	—	—	—		4,932,000
4,889,400	—	—	—	—		4,889,400
2,762,500	—	—	—	—		2,762,500
—	—	—	—	4,408,532		4,408,532
—	—	—	—	4,857,928		4,857,928
2,532,600	153,363	—	—	—		2,685,963
—	—	—	—	7,111,600		7,111,600
—	—	—	—	6,426,000		6,426,000
—	262,786	—	—	—		262,786
7,313,900	222,741	—	—	—		7,536,641

24,812,000	638,890	—	—	22,804,060		48,254,950

—	—	521,075	—	—		521,075
5,965,000	—	—	715,800	13,182,650		19,863,450
17,183,125	197,486	—	—	6,012,285		23,392,896

23,148,125	197,486	521,075	715,800	19,194,935		43,777,421

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Personal Products — 0.0%
—	—	12,400	12,000	—	24,400	Avon Products Inc.

Tobacco — 0.6%
—	—	—	—	260,000	260,000	Altria Group Inc.

						TOTAL CONSUMER STAPLES

ENERGY — 6.8%
Energy Equipment & Services — 2.0%
—	2,200	—	—	—	2,200	Baker Hughes Inc.
—	—	—	—	435,600	435,600	ENSCO International Inc.
—	2,600	—	—	290,000	292,600	GlobalSantaFe Corp.
—	760	—	—	—	760	Grant Prideco Inc. *
—	—	35,000	—	178,500	213,500	Halliburton Co.
—	—	—	13,900	—	13,900	Nabors Industries Ltd. *
—	—	—	13,600	56,000	69,600	National-Oilwell Varco Inc. *
—	—	—	—	307,000	307,000	Pride International Inc. *
75,000	—	4,000	14,300	—	93,300	Schlumberger Ltd.
—	6,140	—	—	—	6,140	Weatherford International Ltd. *

						Total Energy Equipment & Services

Oil, Gas & Consumable Fuels — 4.8%
—	3,725	—	—	—	3,725	Anadarko Petroleum Corp.
150,000	2,785	10,000	10,800	—	173,585	BP PLC, Sponsored ADR
143,000	—	—	—	—	143,000	Canadian Natural Resources Ltd.
—	850	7,000	12,700	—	20,550	Chevron Corp.
—	—	—	—	135,500	135,500	CNX Gas Corp. (a)*
—	—	—	13,600	—	13,600	EnCana Corp.
250,000	4,350	33,000	—	—	287,350	Exxon Mobil Corp.
—	—	—	—	474,400	474,400	Marathon Oil Corp.
—	2,960	—	—	—	2,960	Murphy Oil Corp.
—	—	—	—	506,700	506,700	Nexen Inc.
—	—	—	—	337,200	337,200	OPTI Canada Inc. *
—	—	6,000	—	—	6,000	Royal Dutch Shell PLC, ADR, Class A Shares
—	—	30,000	—	81,200	111,200	Suncor Energy Inc.
—	—	—	—	344,400	344,400	Total SA, Sponsored ADR
—	7,890	—	—	442,600	450,490	Williams Cos. Inc.

						Total Oil, Gas & Consumable Fuels

						TOTAL ENERGY

FINANCIALS — 12.9%
Capital Markets — 0.8%
100,000	—	52,400	—	—	152,400	Bank of New York Co. Inc.
—	1,000	—	—	20,000	21,000	Goldman Sachs Group Inc.
—	2,675	—	—	25,000	27,675	Lehman Brothers Holdings Inc.
50,000	7,660	22,700	—	143,200	223,560	Merrill Lynch & Co. Inc.
50,000	—	—	—	—	50,000	Morgan Stanley
—	350	—	—	—	350	State Street Corp.

						Total Capital Markets

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	$354,020	$342,600	—		$696,620

—	—	—	—	$19,427,200		19,427,200

$65,410,708	$1,779,841	4,330,496	3,112,100	93,039,995		167,673,140

—	133,716	—	—	—		133,716
—	—	—	—	19,318,860		19,318,860
—	125,190	—	—	13,963,500		14,088,690
—	33,531	—	—	—		33,531
—	—	2,168,600	—	11,059,860		13,228,460
—	—	—	1,052,925	—		1,052,925
—	—	—	852,720	3,511,200		4,363,920
—	—	—	—	9,440,250		9,440,250
7,286,250	—	388,600	1,389,245	—		9,064,095
—	222,268	—	—	—		222,268

7,286,250	514,705	2,557,200	3,294,890	57,293,670		70,946,715

—	352,944	—	—			352,944
9,633,000	178,853	642,200	693,576	—		11,147,629
7,095,660	—	—	—	—		7,095,660
—	48,255	397,390	720,979	—		1,166,624
—	—	—	—	2,811,625		2,811,625
—	—	—	614,176	—		614,176
14,042,500	244,340	1,853,610	—	—		16,140,450
—	—	—	—	28,924,168		28,924,168
—	159,810	—	—	—		159,810
—	—	—	—	24,134,121		24,134,121
—	—	—	—	11,039,002		11,039,002
—	—	368,940	—	—		368,940
—	—	1,893,900	—	5,126,156		7,020,056
—	—	—	—	43,532,160		43,532,160
—	182,811	—	—	10,255,042		10,437,853

30,771,160	1,167,013	5,156,040	2,028,731	125,822,274		164,945,218

38,057,410	1,681,718	7,713,240	5,323,621	183,115,944		235,891,933

3,185,000	—	1,668,940	—	—		4,853,940
—	127,710	—	—	2,554,200		2,681,910
—	342,854	—	—	3,204,250		3,547,104
3,386,500	518,812	1,537,471	—	9,698,936		15,141,719
2,837,000	—	—	—	—		2,837,000
—	19,404	—	—	—		19,404

9,408,500	1,008,780	3,206,411	—	15,457,386		29,081,077

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Commercial Banks — 1.7%
95,000	—	18,000	—	410,348	523,348	Bank of America Corp.
75,000	—	—	—	—	75,000	U.S. Bancorp
—	—	—	—	50,000	50,000	Wachovia Corp.
159,005	—	—	—	279,700	438,705	Wells Fargo & Co.
—	—	—	—	40,000	40,000	Zions Bancorporation

						Total Commercial Banks

Consumer Finance — 1.3%
—	4,950	12,500	—	235,300	252,750	American Express Co.
—	—	—	7,500	364,804	372,304	Capital One Financial Corp.
—	6,700	—	—	—	6,700	MBNA Corp.

						Total Consumer Finance

Diversified Financial Services — 0.6%
—	850	2,500	—	—	3,350	Ameriprise Financial Inc.
—	—	—	25,000	—	25,000	Citigroup Inc.
198,000	6,820	47,500	—	201,180	453,500	JPMorgan Chase & Co.

						Total Diversified Financial Services

Insurance — 1.6%
—	—	—	—	142,200	142,200	AFLAC Inc.
—	1,720	—	—	—	1,720	Ambac Financial Group Inc.
—	7,120	13,700	—	97,600	118,420	American International Group Inc.
—	—	466	—	50	516	Berkshire Hathaway Inc., Class A Shares *
—	2,570	12,000	—	132,100	146,670	Chubb Corp.
—	—	—	—	25,000	25,000	Hartford Financial Services Group Inc.
25,000	—	—	12,000	—	37,000	Lincoln National Corp.
150,000	—	—	—	—	150,000	Old Republic International Corp.
250,000	—	—	—	—	250,000	St. Paul Travelers Cos. Inc.

						Total Insurance

Real Estate — 5.8%
—	—	—	—	78,000	78,000	Alexandria Real Estate Equities Inc.
—	—	—	—	265,000	265,000	AMB Property Corp.
—	—	—	—	75,000	75,000	American Financial Realty Trust
—	—	—	—	30,000	30,000	Apartment Investment and Management Co., Class A Shares
—	—	—	—	180,000	180,000	Archstone-Smith Trust
—	—	14,000	—	—	14,000	Arden Realty Inc.
—	—	—	—	100,000	100,000	Ashford Hospitality Trust Inc.
—	—	—	—	130,000	130,000	Avalonbay Communities Inc.
—	—	35,000	—	—	35,000	Bedford Property Investors Inc.
—	—	—	—	143,200	143,200	BioMed Realty Trust Inc.
—	—	—	—	71,200	71,200	Boston Properties Inc.
—	—	7,500	—	—	7,500	Brandywine Realty Trust
—	—	—	—	55,000	55,000	BRE Properties Inc., Class A Shares
—	—	—	—	181,900	181,900	CarrAmerica Realty Corp.
—	—	—	—	50,000	50,000	Developers Diversified Realty Corp.

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$4,384,250	—	$830,700	—	$18,937,560		$24,152,510
2,241,750	—	—	—	—		2,241,750
—	—	—	—	2,643,000		2,643,000
9,990,284	—	—	—	17,573,551		27,563,835
—	—	—	—	3,022,400		3,022,400

16,616,284	—	830,700	—	42,176,511		59,623,495

—	$254,727	643,250	—	12,108,538		13,006,515
—	—	—	$648,000	31,519,066		32,167,066
—	181,905	—	—	—		181,905

—	436,632	643,250	648,000	43,627,604		45,355,486

—	34,850	102,500	—	—		137,350
—	—	—	1,213,250	—		1,213,250
7,858,620	270,686	1,885,275	—	7,984,834		17,999,415

7,858,620	305,536	1,987,775	1,213,250	7,984,834		19,350,015

—	—	—	—	6,600,924		6,600,924
—	132,543	—	—	—		132,543
—	485,798	934,751	—	6,659,248		8,079,797
—	—	1,367,943	—	4,431,000		5,798,943
—	250,961	1,171,800	—	12,899,565		14,322,326
—	—	—	—	2,147,250		2,147,250
1,325,750	—	—	636,360	—		1,962,110
3,939,000	—	—	—	—		3,939,000
11,167,500	—	—	—	—		11,167,500

16,432,250	869,302	3,474,494	636,360	32,737,987		54,150,393

—	—	—	—	6,279,000		6,279,000
—	—	—	—	13,030,050		13,030,050
—	—	—	—	900,000		900,000
—	—	—	—	1,136,100		1,136,100
—	—	—	—	7,540,200		7,540,200
—	—	627,620	—	—		627,620
—	—	—	—	1,049,000		1,049,000
—	—	—	—	11,602,500		11,602,500
—	—	767,900	—	—		767,900
—	—	—	—	3,494,080		3,494,080
—	—	—	—	5,278,056		5,278,056
—	—	209,325	—	—		209,325
—	—	—	—	2,501,400		2,501,400
—	—	—	—	6,299,197		6,299,197
—	—	—	—	2,351,000		2,351,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
—	—	14,800	—	85,000	99,800	Duke Realty Corp.
—	—	—	—	210,000	210,000	Equity Office Properties Trust
—	—	—	—	230,000	230,000	Equity Residential
—	—	—	—	120,000	120,000	Federal Realty Investment Trust
—	—	—	—	273,927	273,927	General Growth Properties Inc.
—	—	—	—	57,500	57,500	Global Signal Inc.
—	—	—	—	130,000	130,000	Gramercy Capital Corp.
—	—	—	—	37,400	37,400	Heritage Property Investment Trust
—	—	—	—	110,000	110,000	Highwoods Properties Inc.
—	—	—	—	123,000	123,000	iStar Financial Inc.
—	—	—	—	100,000	100,000	Kimco Realty Corp.
—	—	—	—	30,000	30,000	Macerich Co.
—	—	13,500	—	—	13,500	New Plan Excel Realty Trust Inc.
—	—	—	—	29,000	29,000	Pan Pacific Retail Properties Inc.
—	—	—	—	345,000	345,000	ProLogis
—	—	—	—	160,000	160,000	PS Business Parks Inc.
—	—	—	—	85,000	85,000	Public Storage Inc.
—	—	14,000	—	105,227	119,227	Reckson Associates Realty Corp.
—	—	—	—	74,000	74,000	Regency Centers Corp.
—	—	—	—	81,000	81,000	Republic Property Trust *
—	—	—	—	165,000	165,000	Simon Property Group Inc.
—	—	—	—	188,977	188,977	SL Green Realty Corp.
—	—	—	—	110,000	110,000	Vornado Realty Trust

						Total Real Estate

Thrifts & Mortgage Finance — 1.1%
75,000	—	—	—	—	75,000	Brookline Bancorp Inc.
—	—	—	21,900	—	21,900	Fannie Mae
—	—	—	—	230,000	230,000	Freddie Mac
—	—	—	—	285,000	285,000	Golden West Financial Corp.
—	3,880	—	—	—	3,880	MGIC Investment Corp.
—	6,200	—	25,100	—	31,300	PMI Group Inc.

						Total Thrifts & Mortgage Finance

						TOTAL FINANCIALS

HEALTH CARE — 8.1%
Biotechnology — 1.8%
—	—	—	—	420,500	420,500	Abgenix Inc. *
—	5,560	—	—	104,000	109,560	Amgen Inc. *
—	12,370	—	—	—	12,370	Biogen Idec Inc. *
—	6,180	—	—	—	6,180	Chiron Corp. *
—	—	—	—	160,400	160,400	CV Therapeutics Inc. *
—	—	—	—	385,000	385,000	Cytori Therapeutics Inc. *
—	2,395	—	—	55,500	57,895	Genentech Inc. *
—	2,110	—	—	87,100	89,210	Genzyme Corp. *
—	5,200	—	—	—	5,200	ImClone Systems Inc. *
—	—	—	—	169,100	169,100	InterMune Inc. *

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	$494,320	—	$2,839,000		$3,333,320
—	—	—	—	6,369,300		6,369,300
—	—	—	—	8,997,600		8,997,600
—	—	—	—	7,278,000		7,278,000
—	—	—	—	12,871,830		12,871,830
—	—	—	—	2,481,700		2,481,700
—	—	—	—	2,961,400		2,961,400
—	—	—	—	1,249,160		1,249,160
—	—	—	—	3,129,500		3,129,500
—	—	—	—	4,384,950		4,384,950
—	—	—	—	3,208,000		3,208,000
—	—	—	—	2,014,200		2,014,200
—	—	312,930	—	—		312,930
—	—	—	—	1,939,810		1,939,810
—	—	—	—	16,118,400		16,118,400
—	—	—	—	7,872,000		7,872,000
—	—	—	—	5,756,200		5,756,200
—	—	503,720	—	3,786,067		4,289,787
—	—	—	—	4,362,300		4,362,300
—	—	—	—	972,000		972,000
—	—	—	—	12,643,950		12,643,950
—	—	—	—	14,435,953		14,435,953
—	—	—	—	9,181,700		9,181,700

—	—	2,915,815	—	196,313,603		199,229,418

$1,062,750	—	—	—	—		1,062,750
—	—	—	$1,068,939	—		1,068,939
—	—	—	—	15,030,500		15,030,500
—	—	—	—	18,810,000		18,810,000
—	$255,381	—	—	—		255,381
—	254,634	—	1,030,857	—		1,285,491

1,062,750	510,015	—	2,099,796	33,840,500		37,513,061

51,378,404	3,130,265	13,058,445	4,597,406	372,138,425		444,302,945

—	—	—	—	9,044,955		9,044,955
—	438,462	—	—	8,201,440		8,639,902
—	560,732	—	—	—		560,732
—	274,763	—	—	—		274,763
—	—	—	—	3,966,692		3,966,692
—	—	—	—	3,176,250		3,176,250
—	221,538	—	—	5,133,750		5,355,288
—	149,346	—	—	6,164,938		6,314,284
—	178,048	—	—	—		178,048
—	—	—	—	2,840,880		2,840,880

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
—	—	—	—	54,000	54,000	Invitrogen Corp. *
—	—	—	24,800	—	24,800	MedImmune Inc. *
—	15,320	—	—	—	15,320	Millennium Pharmaceuticals Inc. *
—	—	—	—	195,200	195,200	Protein Design Labs Inc. *
—	—	—	—	372,330	372,330	Vertex Pharmaceuticals Inc. *

						Total Biotechnology

Health Care Equipment & Supplies — 0.6%
—	—	—	22,000	—	22,000	Biomet Inc.
—	—	—	—	259,600	259,600	Boston Scientific Corp. *
110,000	—	—	—	—	110,000	C.R. Bard Inc.
—	—	—	6,600	—	6,600	DENTSPLY International Inc.
—	—	—	—	201,300	201,300	DJ Orthopedics Inc. *
—	—	—	10,000	—	10,000	Kyphon Inc. *
—	—	—	16,000	—	16,000	Medtronic Inc.
—	—	—	15,000	—	15,000	STERIS Corp.

						Total Health Care Equipment & Supplies

Health Care Providers & Services — 1.8%
—	—	—	—	90,000	90,000	Aetna Inc.
—	—	—	—	181,000	181,000	Coventry Health Care Inc. *
—	—	—	—	168,800	168,800	DaVita Inc. *
—	6,340	—	—	233,450	239,790	UnitedHealth Group Inc.
—	—	—	—	250,000	250,000	WellPoint Inc. *

						Total Health Care Providers & Services

Pharmaceuticals — 3.9%
—	6,560	—	12,000	333,000	351,560	Abbott Laboratories
80,000	2,500	—	—	—	82,500	Eli Lilly & Co.
—	6,820	—	—	—	6,820	Forest Laboratories Inc. *
—	4,140	—	—	85,936	90,076	GlaxoSmithKline PLC, Sponsored ADR
—	—	—	45,000	—	45,000	IVAX Corp. *
226,690	9,205	—	10,300	—	246,195	Johnson & Johnson
135,000	—	8,000	—	—	143,000	Merck & Co. Inc.
50,000	2,450	—	—	281,100	333,550	Novartis AG, Sponsored ADR
300,000	24,150	40,200	—	446,600	810,950	Pfizer Inc.
—	—	—	—	118,300	118,300	Sanofi-Aventis
—	—	—	—	126,100	126,100	Sanofi-Aventis, ADR
—	—	15,500	—	504,400	519,900	Schering-Plough Corp.
—	—	—	—	79,600	79,600	Sepracor Inc. *
—	—	—	—	100,000	100,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR
125,000	5,980	23,500	—	230,200	384,680	Wyeth

						Total Pharmaceuticals

						TOTAL HEALTH CARE

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value
—	—	—	—	$3,598,560		$3,598,560
—	—	—	$868,496	—		868,496
—	$148,604	—	—	—		148,604
—	—	—	—	5,547,584		5,547,584
—	—	—	—	10,302,371		10,302,371

—	1,971,493	—	868,496	57,977,420		60,817,409

—	—	—	804,540	—		804,540
—	—	—	—	6,357,604		6,357,604
$7,251,200	—	—	—	—		7,251,200
—	—	—	354,354	—		354,354
—	—	—	—	5,551,854		5,551,854
—	—	—	408,300	—		408,300
—	—	—	921,120	—		921,120
—	—	—	375,300	—		375,300

7,251,200	—	—	2,863,614	11,909,458		22,024,272

—	—	—	—	8,487,900		8,487,900
—	—	—	—	10,309,760		10,309,760
—	—	—	—	8,548,032		8,548,032
—	393,967	—	—	14,506,583		14,900,550
—	—	—	—	19,947,500		19,947,500

—	393,967	—	—	61,799,775		62,193,742

—	258,661	—	473,160	13,130,190		13,862,011
4,527,200	141,475	—	—	—		4,668,675
—	277,437	—	—	—		277,437
—	208,987	—	—	4,338,049		4,547,036
—	—	—	1,409,850	—		1,409,850
13,624,069	553,221	—	619,030	—		14,796,320
4,294,350	—	$254,480	—	—		4,548,830
2,624,000	128,576	—	—	14,752,128		17,504,704
6,996,000	563,178	937,464	—	10,414,712		18,911,354
—	—	—	—	10,366,723		10,366,723
—	—	—	—	5,535,790		5,535,790
—	—	323,175	—	10,516,740		10,839,915
—	—	—	—	4,107,360		4,107,360
—	—	—	—	4,301,000		4,301,000
5,758,750	275,499	1,082,645	—	10,605,314		17,722,208

37,824,369	2,407,034	2,597,764	2,502,040	88,068,006		133,399,213

45,075,569	4,772,494	2,597,764	6,234,150	219,754,659		278,434,636

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
INDUSTRIALS — 5.7%
Aerospace & Defense — 2.0%
—	1,900	—	—	477,700	479,600	Boeing Co.
130,000	6,460	—	—	—	136,460	Honeywell International Inc.
—	2,760	—	12,000	—	14,760	L-3 Communications Holdings Inc.
766	—	—	—	—	766	Northrop Grumman Corp.
150,000	6,020	—	—	359,400	515,420	Raytheon Co.
150,000	—	—	—	—	150,000	United Technologies Corp.

						Total Aerospace & Defense

Air Freight & Logistics — 0.1%
25,000	—	6,200	—	—	31,200	United Parcel Service Inc., Class B Shares

Airlines — 0.0%
—	11,760	—	—	—	11,760	Southwest Airlines Co.

Building Products — 0.7%
—	—	—	—	308,100	308,100	American Standard Cos. Inc.
185,000	—	—	—	214,000	399,000	Masco Corp.

						Total Building Products

Commercial Services & Supplies — 0.3%
—	—	—	—	76,100	76,100	Avery Dennison Corp.
—	—	4,310	—	—	4,310	Continental AFA Dispensing Co. (d)(f)
50,000	—	—	—	—	50,000	Pitney Bowes Inc.
175,000	—	—	—	—	175,000	Waste Management Inc.

						Total Commercial Services & Supplies

Construction & Engineering — 0.2%
—	—	—	—	248,600	248,600	Chicago Bridge & Iron Co. NV, New York Shares

Electrical Equipment — 0.1%
100,000	—	—	—	—	100,000	American Power Conversion Corp.
—	3,450	—	—	—	3,450	Emerson Electric Co.

						Total Electrical Equipment

Industrial Conglomerates — 2.0%
166,000	—	—	—	—	166,000	3M Co.
415,000	8,490	87,100	32,000	991,900	1,534,490	General Electric Co.
70,000	13,000	—	—	—	83,000	Tyco International Ltd.

						Total Industrial Conglomerates

Machinery — 0.0%
—	2,320	—	—	—	2,320	Caterpillar Inc.
—	—	—	15,500	—	15,500	Dover Corp.
—	5,650	—	—	—	5,650	Pall Corp.

						Total Machinery

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	$133,456	—	—	$33,553,648		$33,687,104
$4,842,500	240,635	—	—	—		5,083,135
—	205,206	—	$892,200	—		1,097,406
46,045	—	—	—	—		46,045
6,022,500	241,703	—	—	14,429,910		20,694,113
8,386,500	—	—	—	—		8,386,500

19,297,545	821,000	—	892,200	47,983,558		68,994,303

1,878,750	—	$465,930	—	—		2,344,680

—	193,217	—	—	—		193,217

—	—	—	—	12,308,595		12,308,595
5,585,150	—	—	—	6,460,660		12,045,810

5,585,150	—	—	—	18,769,255		24,354,405

—	—	—	—	4,206,047		4,206,047
—	—	23,705	—	—		23,705
2,112,500	—	—	—	—		2,112,500
5,311,250	—	—	—	—		5,311,250

7,423,750	—	23,705	—	4,206,047		11,653,502

—	—	—	—	6,267,206		6,267,206

2,200,000	—	—	—	—		2,200,000
—	257,715	—	—	—		257,715

2,200,000	257,715	—	—	—		2,457,715

12,865,000	—	—	—	—		12,865,000
14,545,749	297,575	3,052,855	1,121,600	34,766,095		53,783,874
2,020,200	375,180	—	—	—		2,395,380

29,430,949	672,755	3,052,855	1,121,600	34,766,095		69,044,254

—	134,026	—	—	—		134,026
—	—	—	627,595	—		627,595
—	151,759	—	—	—		151,759

—	285,785	—	627,595	—		913,380

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Trading Companies & Distributors — 0.1%
—	—	—	—	48,200	48,200	MSC Industrial Direct Co. Inc., Class A Shares

Road & Rail — 0.2%
50,000	—	—	—	—	50,000	Burlington Northern Santa Fe Corp.
—	—	21,000	—	—	21,000	Canadian National Railway Co.
—	—	—	44,000	—	44,000	Kansas City Southern *
—	—	—	8,500	—	8,500	Norfolk Southern Corp.

						Total Road & Rail

						TOTAL INDUSTRIALS

INFORMATION TECHNOLOGY — 5.0%
Communications Equipment — 1.5%
—	—	—	—	709,890	709,890	ADC Telecommunications Inc. *
—	30,770	45,900	38,000	—	114,670	Cisco Systems Inc. *
—	—	—	—	250,000	250,000	Comverse Technology Inc. *
—	18,500	—	—	—	18,500	Lucent Technologies Inc. *
203,190	1,290	50,000	—	—	254,480	Motorola Inc.
—	—	—	39,900	655,300	695,200	Nokia Oyj, Sponsored ADR
—	—	—	—	2,927,300	2,927,300	Nortel Networks Corp. *

						Total Communications Equipment

Computers & Peripherals — 0.6%
—	—	2,028	—	—	2,028	Axiohm Transaction Solutions Inc. (d)(f)*
—	7,600	—	—	—	7,600	Dell Inc. *
125,000	—	60,522	—	—	185,522	Hewlett-Packard Co.
50,000	1,600	31,000	7,600	—	90,200	International Business Machines Corp.
—	4,050	—	—	—	4,050	Maxtor Corp. *
—	3,920	—	—	—	3,920	SanDisk Corp. *
—	—	—	—	1,580,000	1,580,000	Sun Microsystems Inc. *

						Total Computers & Peripherals

Electronic Equipment & Instruments — 0.0%
—	3,870	—	—	—	3,870	Agilent Technologies Inc. *
—	—	—	—	7,900	7,900	Dolby Laboratories Inc., Class A Shares *

						Total Electronic Equipment & Instruments

Internet Software & Services — 0.2%
—	—	—	—	257,200	257,200	Digitas Inc. *
—	—	—	—	110,500	110,500	Jupitermedia Corp. *
—	—	—	—	147,000	147,000	Openwave Systems Inc. *
—	4,300	—	—	—	4,300	Yahoo! Inc. *

						Total Internet Software & Services

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$1,938,604		$1,938,604

$3,541,000	—	—	—	—		3,541,000
—	—	$1,679,790	—	—		1,679,790
—	—	—	$1,074,920	—		1,074,920
—	—	—	381,055	—		381,055

3,541,000	—	1,679,790	1,455,975	—		6,676,765

69,357,144	$2,230,472	5,222,280	4,097,370	113,930,765		194,838,031

—	—	—	—	15,858,943		15,858,943
—	526,783	785,808	650,560	—		1,963,151
—	—	—	—	6,647,500		6,647,500
—	49,210	—	—	—		49,210
4,590,062	29,141	1,129,500	—	—		5,748,703
—	—	—	730,170	11,991,990		12,722,160
—	—	—	—	8,957,538		8,957,538

4,590,062	605,134	1,915,308	1,380,730	43,455,971		51,947,205

—	—	0	—	—		0
—	227,924	—	—	—		227,924
3,578,750	—	1,732,745	—	—		5,311,495
4,110,000	131,520	2,548,200	624,720	—		7,414,440
—	28,107	—	—	—		28,107
—	246,254	—	—	—		246,254
—	—	—	—	6,620,200		6,620,200

7,688,750	633,805	4,280,945	624,720	6,620,200		19,848,420

—	128,832	—	—	—		128,832
—	—	—	—	134,695		134,695

—	128,832	—	—	134,695		263,527

—	—	—	—	3,220,144		3,220,144
—	—	—	—	1,633,190		1,633,190
—	—	—	—	2,568,090		2,568,090
—	168,474	—	—	—		168,474

—	168,474	—	—	7,421,424		7,589,898

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
IT Services — 0.3%
100,000	—	—	—	—	100,000	Automatic Data Processing Inc.
—	—	—	—	71,600	71,600	IHS Inc., Class A Shares *
—	—	—	—	119,500	119,500	Wright Express Corp. *

						Total IT Services

Semiconductors & Semiconductor Equipment — 0.9%
—	5,500	—	35,800	325,000	366,300	Applied Materials Inc.
—	—	—	—	275,000	275,000	ASML Holding NV, NY Registered Shares *
—	3,795	—	—	—	3,795	Cree Inc. *
319	—	10,379	—	—	10,698	Freescale Semiconductor Inc., Class B Shares *
—	11,830	45,200	36,500	425,000	518,530	Intel Corp.
—	—	—	—	131,900	131,900	Maxim Integrated Products Inc.
—	14,240	—	—	—	14,240	Micron Technology Inc. *
—	2,700	—	—	—	2,700	Novellus Systems Inc. *
—	17,156	—	—	—	17,156	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR
—	19,420	—	23,000	—	42,420	Texas Instruments Inc.

						Total Semiconductors & Semiconductor Equipment

Software — 1.5%
—	—	—	—	144,900	144,900	Adobe Systems Inc.
—	4,360	—	—	—	4,360	Advent Software Inc. *
—	2,650	—	—	—	2,650	Autodesk Inc.
—	—	—	—	275,000	275,000	Cognos Inc. *
—	2,600	—	—	—	2,600	Electronic Arts Inc. *
145,000	19,850	58,200	—	1,186,600	1,409,650	Microsoft Corp.
—	—	—	50,000	—	50,000	Oracle Corp. *

						Total Software

						TOTAL INFORMATION TECHNOLOGY

MATERIALS — 2.9%
Chemicals — 1.5%
—	—	—	—	278,600	278,600	Air Products & Chemicals Inc.
125,000	2,250	—	—	—	127,250	Dow Chemical Co.
212,000	3,900	—	—	212,600	428,500	E.I. du Pont de Nemours & Co.
50,000	—	—	—	—	50,000	Ecolab Inc.
—	5,050	—	—	—	5,050	Engelhard Corp.
—	—	5,341	—	—	5,341	Monsanto Co.
115,000	—	—	—	—	115,000	PPG Industries Inc.
—	—	—	18,000	—	18,000	Praxair Inc.

						Total Chemicals

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$4,589,000	—	—	—	—		$4,589,000
—	—	—	—	$1,469,232		1,469,232
—	—	—	—	2,629,000		2,629,000

4,589,000	—	—	—	4,098,232		8,687,232

—	$98,670	—	$642,252	5,830,500		6,571,422
—	—	—	—	5,522,000		5,522,000
—	95,786	—	—	—		95,786
8,030	—	$261,239	—	—		269,269
—	295,277	1,128,192	911,040	10,608,000		12,942,509
—	—	—	—	4,780,056		4,780,056
—	189,534	—	—	—		189,534
—	65,124	—	—	—		65,124
—	170,016	—	—	—		170,016
—	622,799	—	737,610	—		1,360,409

8,030	1,537,206	1,389,431	2,290,902	26,740,556		31,966,125

—	—	—	—	5,355,504		5,355,504
—	126,048	—	—	—		126,048
—	113,818	—	—	—		113,818
—	—	—	—	9,545,250		9,545,250
—	136,006	—	—	—		136,006
3,791,750	519,078	1,521,930	—	31,029,590		36,862,348
—	—	—	610,500	—		610,500

3,791,750	894,950	1,521,930	610,500	45,930,344		52,749,474

20,667,592	3,968,401	9,107,614	4,906,852	134,401,422		173,051,881

—	—	—	—	16,490,334		16,490,334
5,477,500	98,595	—	—	—		5,576,095
9,010,000	165,750	—	—	9,035,500		18,211,250
1,813,500	—	—	—	—		1,813,500
—	152,258	—	—	—		152,258
—	—	414,088	—	—		414,088
6,658,500	—	—	—	—		6,658,500
—	—	—	953,280	—		953,280

22,959,500	416,603	414,088	953,280	25,525,834		50,269,305

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Containers & Packaging — 0.2%
—	—	—	—	100,000	100,000	Sealed Air Corp. *
—	3,440	—	—	—	3,440	Smurfit-Stone Container Corp. *

						Total Containers & Packaging

Metals & Mining — 0.9%
140,005	9,230	27,900	—	—	177,135	Alcoa Inc.
—	—	—	—	339,000	339,000	Barrick Gold Corp.
—	—	—	—	348,200	348,200	Compass Minerals International Inc.
50,000	—	—	5,500	—	55,500	Rio Tinto PLC, Sponsored ADR

						Total Metals & Mining

Paper & Forest Products — 0.3%
75,000	—	—	—	—	75,000	International Paper Co.
90,000	3,885	—	—	—	93,885	Weyerhaeuser Co.

						Total Paper & Forest Products

						TOTAL MATERIALS

TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 1.6%
65,000	—	—	—	—	65,000	AT&T Inc.
—	—	—	—	108,500	108,500	Citizens Communications Co.
—	—	—	—	141,900	141,900	PanAmSat Holding Corp.
—	—	59,100	—	—	59,100	SBC Communications Inc.
—	—	—	—	1,717,863	1,717,863	Telewest Global Inc. *
105,000	5,905	44,160	—	—	155,065	Verizon Communications Inc.
—	—	—	—	178,500	178,500	WiderThan Co. Ltd., ADR *

						Total Diversified Telecommunication Services

Wireless Telecommunication Services — 1.4%
—	—	—	—	192,100	192,100	ALLTEL Corp.
—	—	—	—	284,570	284,570	American Tower Corp., Class A Shares *
—	—	—	—	448,700	448,700	Dobson Communications Corp., Class A Shares *
—	—	—	—	175,000	175,000	Nextel Partners Inc., Class A Shares *
—	—	—	—	871,486	871,486	Sprint Nextel Corp.
—	9,420	—	—	—	9,420	Vodafone Group PLC, Sponsored ADR

						Total Wireless Telecommunication Services

						TOTAL TELECOMMUNICATION SERVICES

UTILITIES — 1.3%
Electric Utilities — 0.5%
140,000	—	—	—	—	140,000	Cinergy Corp.
—	—	—	—	100,000	100,000	Entergy Corp.
—	—	—	—	125,000	125,000	ITC Holdings Corp.

						Total Electric Utilities

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	—	$5,617,000		$5,617,000
—	$48,744	—	—	—		48,744

	48,744	—	—	5,617,000		5,665,744

$4,139,947	272,931	$825,003	—	—		5,237,881
—	—	—	—	9,447,930		9,447,930
—	—	—	—	8,544,828		8,544,828
9,139,500	—	—	$1,005,345	—		10,144,845

13,279,447	272,931	825,003	1,005,345	17,992,758		33,375,484

2,520,750	—	—	—	—		2,520,750
5,970,600	257,731	—	—	—		6,228,331

8,491,350	257,731	—	—	—		8,749,081

44,730,297	996,009	1,239,091	1,958,625	49,135,592		98,059,614

1,591,850	—	—	—	—		1,591,850
—	—	—	—	1,326,955		1,326,955
—	—	—	—	3,476,550		3,476,550
—	—	1,447,359	—	—		1,447,359
—	—	—	—	40,919,497		40,919,497
3,162,600	177,858	1,330,099	—	—		4,670,557
—	—	—	—	2,704,275		2,704,275

4,754,450	177,858	2,777,458	—	48,427,277		56,137,043

—	—	—	—	12,121,510		12,121,510
—	—	—	—	7,711,847		7,711,847
—	—	—	—	3,365,250		3,365,250
—	—	—	—	4,889,500		4,889,500
—	—	—	—	20,357,913		20,357,913
—	202,247	—	—	—		202,247

—	202,247	—	—	48,446,020		48,648,267

4,754,450	380,105	2,777,458	—	96,873,297		104,785,310

5,944,400	—	—	—	—		5,944,400
—	—	—	—	6,865,000		6,865,000
—	—	—	—	3,511,250		3,511,250

5,944,400	—	—	—	10,376,250		16,320,650

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
Gas Utilities — 0.0%
—	—	—	18,000	—	18,000	Questar Corp.

Independent Power Producers & Energy Traders — 0.4%
—	—	—	—	133,000	133,000	AES Corp. *
—	—	—	—	106,900	106,900	NRG Energy Inc. *
—	—	—	—	124,400	124,400	TXU Corp.

						Total Independent Power Producers & Energy Traders

Multi-Utilities — 0.4%
70,000	—	—	—	—	70,000	Ameren Corp.
115,000	—	—	—	—	115,000	KeySpan Corp.
—	—	—	—	156,600	156,600	Sempra Energy

						Total Multi-Utilities

						TOTAL UTILITIES

						TOTAL COMMON STOCKS

						(Cost — $1,500,846,098)
PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
—	—	—	—	1,302	1,302	Spanish Broadcasting System Inc., Series B, 10.750% (g)

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
—	—	321	—	—	321	TCR Holdings Corp., Class B Shares, 0.000% (f)*
—	—	177	—	—	177	TCR Holdings Corp., Class C Shares, 0.000% (f)*
—	—	466	—	—	466	TCR Holdings Corp., Class D Shares, 0.000% (f)*
—	—	964	—	—	964	TCR Holdings Corp., Class E Shares, 0.000% (f)*

						TOTAL FINANCIALS

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
—	—	2,711	—	—	2,711	PTV Inc., Cumulative, Series A, 10.000%

						TOTAL PREFERRED STOCK

						(Cost — $1,323,244)
CONVERTIBLE PREFERRED STOCKS — 1.6%
ENERGY — 0.1%
Energy Equipment & Services — 0.1%
—	—	—	—	50,000	50,000	Hanover Compressor Capital Trust, 7.250% due 12/15/29

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

—	—	—	$1,362,600	—		$1,362,600

—	—	—	—	$2,105,390		2,105,390
—	—	—	—	5,037,128		5,037,128
—	—	—	—	6,243,636		6,243,636

—	—	—	—	13,386,154		13,386,154

$3,586,800	—	—	—	—		3,586,800
4,104,350	—	—	—	—		4,104,350
—	—	—	—	7,021,944		7,021,944

7,691,150	—	—	—	7,021,944		14,713,094

13,635,550	—	—	1,362,600	30,784,348		45,782,498

370,863,154	$23,450,330	$50,924,755	34,775,094	1,445,748,439		1,925,761,772

—	—	—	—	1,409,415		1,409,415

—	—	0	—	—		0
—	—	0	—	—		0
—	—	1	—	—		1
—	—	1	—	—		1

—	—	2	—	—		2

—	—	5,693	—	—		5,693

—	—	5,695	—	1,409,415		1,415,110

—	—	—	—	2,468,750		2,468,750

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Shares	Shares	Shares	Shares	Shares	Shares
FINANCIALS — 1.2%
Real Estate — 1.0%
—	—	10,000	—	430,000	440,000	Host Marriott Finance Trust, 6.750% due 12/2/26
—	—	—	—	105,000	105,000	Simon Property Group Inc., 6.000% due 12/31/49

Thrifts & Mortgage Finance — 0.2%
—	—	10,000	—	155,000	165,000	Sovereign Capital Trust IV, 4.375% due 3/1/34

Trading Companies & Distributors — 0.0%
—	—	10,000	—	—	10,000	United Rentals Trust I, 6.500% due 8/1/28

						TOTAL FINANCIALS

TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
243	—	—	—	—	243	Alamosa Holdings Inc., Series B, 7.500% 7/31/13
6,100	—	—	—	—	6,100	Crown Castle International Corp., 6.250% 8/15/12
—	—	—	—	46,732	46,732	Dobson Communications Corp., 6.000% due 8/19/16

						TOTAL TELECOMMUNICATION SERVICES

						TOTAL CONVERTIBLE PREFERRED STOCKS

						(Cost — $40,353,171)

Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
PURCHASED OPTION — 0.1%
—	—	—	—	430,000	430,000	S&P 500 Index, Put @ 1,200, expires 3/06

						(Cost — $4,791,490)

Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
WARRANTS — 0.0%
505	—	—	—	—	505	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(d)(f)*
455	—	—	—	—	455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(d)(f)*
485	—	—	—	—	485	IWO Holdings Inc., Expires 1/15/11 (a)(d)(f)*
505	—	—	—	—	505	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(d)(f)*
95	—	—	—	—	95	Pliant Corp., Expires 6/1/10 (a)(d)(f)*
—	—	229,655	—	—	229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (d)*
—	—	2,373	—	—	2,373	Lucent Technologies Inc., 12/10/07*

						TOTAL WARRANTS

						(Cost — $194,409)
						TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT

						(Cost — $2,803,801,351)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value		Value

—	—	$628,750	—	$27,036,250			$27,665,000
—	—	—	—	6,751,500			6,751,500

—	—	628,750	—	33,787,750			34,416,500

—	—	440,000	—	6,820,000			7,260,000

—	—	427,500	—	—			427,500

—	—	1,496,250	—	40,607,750			42,104,000

$333,245	—	—	—	—			333,245
323,300	—	—	—	—			323,300
—	—	—	—	7,991,172			7,991,172

656,545	—	—	—	7,991,172			8,647,717

656,545	—	1,496,250	—	51,067,672			53,220,467

—	—	—	—	4,816,000			4,816,000

0	—	—	—	—			0
0	—	—	—	—			0
0	—	—	—	—			0
0	—	—	—	—			0
1	—	—	—	—			1
—	—	2,827	—	—			2,827
—	—	1,341	—	—			1,341

1	—	4,168	—	—			4,169

575,284,896	$34,107,761	98,250,031	56,218,860	2,466,248,004	$14,517	†	3,230,124,069

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
SHORT-TERM INVESTMENTS — 7.3%
Repurchase Agreements — 7.3%
$20,674,000	—	—	—	—	$20,674,000

Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05 with Morgan Stanley, 4.250% due 1/3/06, Proceeds at maturity - $20,683,763; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.300% due 2/05/07 to 10/6/25; Market value - $21,306,429) (k)

15,032,000	$2,550,000	$228,000	—	—	17,810,000

Interest in $405,369,000 joint tri-party repurchase agreement dated 12/30/05 with Greenwich Capital Markets Inc., 4.280% due 1/3/06; Proceeds at maturity - $17,818,470; (Fully collateralized by various U.S. government obligations, 0.000% to 9.375% due 1/11/06 to 11/15/30; Market value - $18,166,289) (k)

20,000,000	—	—	—	—	20,000,000

Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06, Proceeds at maturity - $20,009,444; (Fully collateralized by U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value - $20,400,142) (k)

—	—	14,231,000	—	—	14,231,000

Interest in $570,630,000 joint tri-party repurchase agreement dated 12/30/05 with Banc of America Securities LLC, 4.250% due 1/3/06; Proceeds at maturity - $14,237,720; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.500% due 1/30/06 to 8/7/28; Market value - $14,515,627) (k)

—	—	—	—	$178,895,000	178,895,000

Interest in $1,010,317,000 joint tri-party repurchase agreement dated 12/30/05 with Goldman, Sachs & Co., 4.270% due 1/3/06; Proceeds at maturity - $178,979,876;
(Fully collateralized by various U.S. Treasury obligations, 2.375% to 3.875% due 1/15/08 to 4/15/32; Market value - $182,513,077) (k)

—	—	—	$293,964	—	293,964

Tri-party repurchase agreement dated 12/30/05 with Bank of America Grand Cayman, 4.230% due 1/3/06; Proceeds at maturity - $294,073 (Fully collateralized by $300,000 Freddie Mac notes, 3.750% due 3/15/07; Market Value - $300,000)

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value	Value

$20,674,000	—	—	—	—		$20,674,000
15,032,000	$2,550,000	$228,000	—	—		17,810,000
20,000,000	—	—	—	—		20,000,000
—	—	14,231,000	—	—		14,231,000
—	—	—	—	$178,895,000		178,895,000
—	—	—	$293,969	—		293,969

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Combined Legg Mason Partners Capital and Income Fund	Security
Face Amount	Face Amount	Face Amount	Face Amount	Face Amount	Face Amount
—	—	—	$293,963	—	$293,963

Tri-party repurchase agreement dated 12/30/05 with Goldman, Sachs & Co., 4.150% due 1/3/06; Proceeds at maturity - $294,070; (Fully collateralized by $302,000 Fannie Mae bonds, 5.500% due 12/1/35; Market Value - $302,000)

						Total Repurchase Agreements
						(Cost — $252,197,937)

Shares	Shares	Shares	Shares	Shares	Shares
Securities Purchased from Securities Lending Collateral — 0.0%
—	—	180,625	—	—	180,625	State Street Navigator Securities Lending Trust Prime Portfolio

						(Cost — $180,625)

						TOTAL SHORT-TERM INVESTMENTS

						(Cost — $252,378,562)

						TOTAL INVESTMENTS — 101.0%

						(Cost — $3,056,179,913#)
						Other Assets in Excess of Liabilities — (1.0)%

						TOTAL NET ASSETS — 100.0%

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the respective Fund’s Board of Trustees/Directors, unless otherwise noted.
(b)	Variable rate security. Coupon rates disclosed are those which are in effect at December 31, 2005.
(c)	Security is currently in default.
(d)	Security is valued in good faith at fair value by or under the direction of the respective Fund’s Board of Trustees/Directors.
(e)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.
(f)	Illiquid Security.
(g)	Pay-in-kind securities for which part of the income earned may be paid as additional principal.
(h)	All or a portion of this security is on loan.
(i)	This security is traded on a to-be-announced (“TBA”) Basis.
(j)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(k)	All or a portion of this security is segregated for extended settlements, TBA’s, and/or mortgage dollar rolls.
†	Reflects estimated adjustment due to difference in valuation policies between Legg Mason Balanced Trust and Legg Mason Partners Capital & Income Fund. Legg Mason Balanced Trust uses bid prices to value fixed income securities while Legg Mason Partners Capital and Income Fund uses the mean between the bid and asked prices.
‡	Reflects adjustments for estimated reorganization expenses of $142,500 related to the Acquired and Acquiring Funds.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

FDR - Foreign Depositary Receipt

MASTR - Mortgage Asset Securitization Transactions Inc.

PAC - Planned Amortization Cost

STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
Value	Value	Value	Value	Value	Value		Value
—	—	—	$293,968	—			$293,968

$55,706,000	$2,550,000	$14,459,000	587,937	$178,895,000			252,197,937

—	—	180,625	—	—			180,625

55,706,000	2,550,000	14,639,625	587,937	178,895,000			252,378,562

630,990,896	36,657,761	112,889,656	56,806,797	2,645,143,004	$14,517	†	3,482,502,631

(51,545,507)	259,506	(14,119,809)	133,063	28,927,775	(142,500	)‡	(36,487,472)

$579,445,389	$36,917,267	$98,769,847	$56,939,860	$2,674,070,779	$(127,983)		$3,446,015,159

See Notes to Pro Forma Combined Financial Statements.

Pro Forma Combined Statement of Assets and Liabilities

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund, Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund As of December 31, 2005 (Unaudited)

	Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
ASSETS:
Investments, at cost	$512,890,145	$32,691,259	$90,019,542	$48,554,497	$2,119,826,533	—		$2,803,981,976
Repurchase agreements, at cost	55,706,000	2,550,000	14,459,000	587,937	178,895,000	—		252,197,937
Foreign currency, at cost	—	—	—	—	142,085	—		142,085

Investments, at value	$575,284,896	$34,107,761	$98,430,656	$56,218,860	$2,466,248,004	$14,517	(a)	$3,230,304,694
Repurchase agreements, at value	55,706,000	2,550,000	14,459,000	587,937	178,895,000			252,197,937
Foreign currency, at value	—	—	—	—	143,590			143,590
Cash	1,441	438	689	—	692			3,260
Receivable for securities sold	—	—	727,425	—	12,101,095			12,828,520
Receivable for Fund shares sold	42,381	203,515	455,084	124,460	4,466,637			5,292,077
Dividends and interest receivable	3,217,074	122,097	618,500	261,641	18,458,613			22,677,925
Prepaid expenses	140,340	17,795	7,636	126	100,207			266,104

Total Assets	634,392,132	37,001,606	114,698,990	57,193,024	2,680,413,838	14,517		3,523,714,107

LIABILITIES:
Payable for securities purchased	50,445,838	—	14,528,872	—	448,896	—		65,423,606
Payable for Fund shares repurchased	15,880	—	970,236	167,076	1,691,675	—		2,844,867
Payable for loaned securities collateral	—	—	180,625	—	—	—		180,625
Management fee payable	279,886	17,041	51,281	48,148	1,652,051	—		2,048,407
Distribution fees payable	105,492	8,297	48,950	—	576,233	—		738,972
Directors’/Trustees’ fees payable	2,612	3,240	3,183	—	3,487	—		12,522
Deferred compensation payable	17,785	—	—	—	28,347	—		46,132
Transfer agent fees payable	45,935	1,393	31,303	—	467,434	—		546,065
Distributions payable	3,937,448	—	30,246	—	1,235,396	—		5,203,090
Deferred dollar roll income	17,815	—	5,713	—	—	—		23,528
Accrued expenses	78,052	54,368	78,734	37,940	239,540	$142,500	†	631,134

Total Liabilities	54,946,743	84,339	15,929,143	253,164	6,343,059	142,500		77,698,948

Total Net Assets	$579,445,389	$36,917,267	$98,769,847	$56,939,860	$2,674,070,779	$(127,983)		$3,446,015,159

NET ASSETS:
Par value	$46,352	$3,025	$7,642	$5,079	$156,620	$(16,944)		$201,774
Paid-in capital in excess of par value	629,968,262	35,583,645	90,252,507	48,903,990	2,387,284,174	16,944		3,192,009,522
Undistributed (overdistributed) net investment income	1,649,160	(25,052)	19,696	121,725	1,050,812	(142,500	)†	2,673,841
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(114,613,065)	(60,853)	78,914	244,703	(60,842,575)	—		(175,192,876)
Net unrealized appreciation on investments and foreign currencies	62,394,680	1,416,502	8,411,088	7,664,363	346,421,748	14,517	(a)	426,322,898

Total Net Assets	$579,445,389	$36,917,267	$98,769,847	$56,939,860	$2,674,070,779	$(127,983)		$3,446,015,159

See Notes to Pro Forma Combined Financial Statements.

	Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Funds Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
Net Assets:
Class A* (h)	$474,577,151	$16,655,321	$54,043,889	—	$1,602,089,692	$9,484,491	(a)(b)(c)†	$2,156,850,544
Class B*	52,209,002	6,830,776	18,433,491	—	598,676,940	(19,541	)†	676,130,668
Class C*	52,659,236	5,763,099	24,458,096	—	445,594,062	35,900,207	(a)(c)(d)†	564,374,700
Class O* (h)	—	—	1,834,371	—	23,871,852	(1,834,625	)(e)†	23,871,598
Class Y*	—	7,668,071	—	—	2,807,556	13,281,356	(a)(c)(e)(f)†	23,756,983
Salomon Brothers Class A#	—	—	—	—	504,737	(5	)†	504,732
Salomon Brothers Class B#	—	—	—	—	264,673	(3	)†	264,670
Salomon Brothers Class C#	—	—	—	—	261,267	(3	)†	261,264
Primary Class	—	—	—	$35,927,876	—	(35,927,876	)(d)†	—
Financial Intermediary Class	—	—	—	9,555,707	—	(9,555,707	)(b)†	—
Institutional Class	—	—	—	11,456,277	—	(11,456,277	)(f)†	—

	$579,445,389	$36,917,267	$98,769,847	$56,939,860	$2,674,070,779	$(127,983)		$3,446,015,159

Shares Outstanding: (g)
Class A* (h)	37,945,641	1,363,713	4,169,738	—	93,575,406	(11,075,164	)(a)(b)(c)(g)†	125,979,334
Class B*	4,186,449	560,629	1,435,679	—	35,245,688	(1,622,417	)(g)†	39,806,028
Class C*	4,219,021	473,105	1,896,388	—	26,173,694	388,889	(a)(c)(d)(g)†	33,151,097
Class O* (h)	—	—	140,285	—	1,403,468	(140,285	)(e)(g)†	1,403,468
Class Y*	—	627,457	—	—	161,666	578,878	(a)(c)(e)(f)(g)†	1,368,001
Salomon Brothers Class A#	—	—	—	—	29,488	—		29,488
Salomon Brothers Class B#	—	—	—	—	15,611	—		15,611
Salomon Brothers Class C#	—	—	—	—	15,386	—		15,386
Primary Class	—	—	—	3,200,093		(3,200,093	)(d)(g)	—
Financial Intermediary Class	—	—	—	853,060		(853,060	)(b)(g)	—
Institutional Class	—	—	—	1,026,017		(1,026,017	)(f)(g)	—
Net Asset Value:
Class A*	$12.51	$12.21	$12.96	—	$17.12			$17.12
Class B*	$12.47	$12.18	$12.84	—	$16.99			$16.99
Class C*	$12.48	$12.18	$12.90	—	$17.02			$17.02
Class O*	—	—	$13.08	—	$17.01			$17.01
Class Y*	—	$12.22	—	—	$17.37			$17.37
Salomon Brothers Class A#	—	—	—	—	$17.12			$17.12
Salomon Brothers Class B#	—	—	—	—	$16.95			$16.95
Salomon Brothers Class C#	—	—	—	—	$16.98			$16.98
Primary Class	—	—	—	$11.23	—			—
Financial Intermediary Class	—	—	—	$11.20	—			—
Institutional Class	—	—	—	$11.17	—			—

*	Effective April 21, 2006, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O and Smith Barney Class Y shares were renamed Class A, Class B, Class C, Class O and Class Y, respectively.
#	Effective April 21, 2006, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares were exchanged for Smith Barney Class A shares.
(a)	Reflects estimated adjustment due to difference in valuation policies between Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund. Legg Mason Balanced Trust uses bid prices to value fixed income securities while Legg Mason Partners Capital and Income Fund uses the mean between the bid and asked prices.
(b)	Legg Mason Balanced Trust Financial Intermediary Class will be exchanged for Legg Mason Partners Capital and Income Fund Class A shares.
(c)	Includes valuation policy adjustment which has been allocated based upon the relative net assets of Legg Mason Balanced Trust Primary Shares, Financial Intermediary Shares and Institutional Shares as of December 31, 2005.
(d)	Legg Mason Balanced Trust Primary Class will be exchanged for Legg Mason Partners Capital and Income Fund Class C shares.
(e)	Salomon Brothers Balanced Fund Class O shares will be exchanged for Legg Mason Partners Capital and Income Fund Class Y shares.
(f)	Legg Mason Balanced Trust Institutional Class will be exchanged for Legg Mason Partners Capital and Income Fund Class Y shares.
(g)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(h)	The net assets and shares outstanding for Legg Mason Partners Dividend and Income Fund Class A shares reflect the exchange of Legg Mason Partners Dividend and Income Fund Class O Shares, which took place on April 21, 2006
†	Reflects adjustments for estimated reorganization expenses of $142,000 related to the Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements.

Pro Forma Combined Statement of Operations

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Portfolio—Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund, Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund

For the Twelve Months Ended December 31, 2005 (Unaudited)

	Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Multiple Disciplined Portfolio - Balanced All Cap Growth and Value	Salomon Brothers Balanced Fund	Legg Mason Balanced Trust	Legg Mason Partners Capital and Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Capital and Income Fund
INVESTMENT INCOME:
Dividends	$9,130,880	$216,792	$1,163,002	$489,068	$24,747,049	—		$35,746,791
Interest	13,019,479	410,764	2,600,357	959,045	82,065,964	—		99,055,609
Income from securities lending	—	—	18,247	—	829,831	—		848,078
Less: Foreign taxes withheld	(6,551)	(1,050)	(6,258)	(6,281)	(372,660)	—		(392,800)

Total Investment Income	22,143,808	626,506	3,775,348	1,441,832	107,270,184	—		135,257,678

EXPENSES:
Management fee	2,899,960	213,225	601,943	445,833	14,129,787	434,090	(a)	18,724,838
Distribution fees	2,272,251	139,568	638,939	327,603	12,415,946	24,229	(a)	15,818,536
Administration Fees	1,135,049	—	50,060	—	4,445,693	250,661	(a)	5,881,463
Transfer agent fees	731,640	32,910	182,901	75,292	2,957,656	30,633	(a)	4,011,032
Shareholder reports	103,608	64,067	80,524	46,245	273,690	(58,889	)(b)	509,245
Custody fees	82,185	32,033	41,117	50,596	217,216	(26,671	)(a)	396,476
Registration fees	63,676	29,846	57,207	45,173	163,245	(146,926	)(b)	212,221
Legal fees	25,165	16,365	41,833	26,937	49,221	(105,378	)(b)	54,143
Audit and tax	35,756	37,281	36,323	24,407	40,295	(114,062	)(b)	60,000
Directors’/Trustees’ fees	15,938	13,375	7,717	15,275	29,421	—		81,726
Miscellaneous expenses	36,207	21,245	9,454	33,723	64,501	(58,051	)(b)	107,079

Total Expenses	7,401,435	599,915	1,748,018	1,091,084	34,786,671	229,636		45,856,759
Less: Compensating balance credits	—	—	—	(542)	—	542		—
Less: Waivers and/or expense reimbursements	(1,118,808)	(140,994)	—	(108,649)	(5,623)	1,368,451		(5,623)

Net Expenses	6,282,627	458,921	1,748,018	981,893	34,781,048	1,598,629		45,851,136

Net Investment Income	15,861,181	167,585	2,027,330	459,939	72,489,136	(1,598,629)		89,406,542

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) From:
Investments	8,968,571	142,528	1,251,372	3,361,578	52,356,581	—		66,080,630
Foreign currency transactions	(500)	—	(302)	—	(11,559)	—		(12,361)
Futures contracts	—	—	—	—	3,802,600	—		3,802,600

Net Realized Gain	8,968,071	142,528	1,251,070	3,361,578	56,147,622	—		69,870,869

Change in Net Unrealized Appreciation/Depreciation From:
Investments*	(7,503,440)	1,049,199	(1,144,366)	(341,877)	40,781,637	—		32,841,153
Foreign currencies	(303)	—	(86)	—	(4,260)	—		(4,649)
Futures contracts	—	—	—	—	(864,400)	—		(864,400)

Change in Net Unrealized Appreciation/Depreciation	(7,503,743)	1,049,199	(1,144,452)	(341,877)	39,912,977	—		31,972,104

Net Gain on Investments, Futures Contracts and Foreign Currencies	1,464,328	1,191,727	106,618	3,019,701	96,060,599	—		101,842,973

Increase in Net Assets From Operations	$17,325,509	$1,359,312	$2,133,948	$3,479,640	$168,549,735	$(1,598,629)		$191,249,515

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for Legg Mason Partners Capital and Income Fund.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
(*)	Does not reflect any differences between the valuation policies of Legg Mason Balanced Trust and the Legg Mason Partners Capital & Income Fund. Refer to footnote (a) on the Pro Forma Combined Schedule of Assets & Liabilities for further details.

See Notes to Pro Forma Combined Financial Statements.

Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Portfolio

—Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund and Legg Mason

Balanced Trust Reorganization Into Legg Mason Partners Capital and Income Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at December 31, 2005 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended December 31, 2005, reflect the accounts of Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Multiple Disciplined Funds—Balanced All Cap Growth and Value, Salomon Brothers Balanced Fund and Legg Mason Balanced Trust (“Acquired Funds”) and Legg Mason Partners Capital and Income Fund (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Capital and Income Fund will be the accounting survivor.

Under the terms of each Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free Reorganization and accordingly, the tax-free Reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on December 31, 2005. The unaudited combined pro forma statement of operations reflects the results of the Funds for the twelve months ended December 31, 2005 as if the Reorganization occurred on January 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends are: March 31 for Legg Mason Balanced Trust, April 30 for Legg Mason Partners Multiple Disciplined Funds—Balanced All Cap Growth and Value, July 31 for Legg Mason Partners Dividend and Income Fund and December 31 for Salomon Brothers Balanced Fund and Legg Mason Partners Capital and Income Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

The unaudited Pro Forma Combined Schedule of Investments does not reflect any adjustment for portfolio transactions because, upon consummation of the reorganization, no securities of the Acquired Fund would need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. Because the Funds may buy and sell securities in the normal course of their operations, the schedule of investments at the time of reorganization may differ from that shown in the Pro Forma Combined Schedule of Investments.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these pro forma combined financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Legg Mason Balanced Trust values fixed income securities using bid prices. The difference in the valuation policies of the Legg Mason Balanced Trust and Legg Mason Partners Capital and Income Fund resulted in an estimated pro forma adjustment to the Pro Forma Combined Schedule of Investments and the Pro Forma Combined Statement of Assets and Liabilities of $14,517, as of December 31, 2005.

4.	Shares of Beneficial Interest:

The unaudited pro forma net asset value per share assumes additional shares of beneficial interest of the Acquiring Fund were issued in connection with the proposed acquisition of Acquired Funds as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each Class of Acquired Funds by the respective class net asset value per share of the Acquiring Fund.

Estimated reorganization expenses of $142,000 have been reflected in the pro forma combined statement of assets and liabilities and the pro forma combined capitalization table.

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees, administration fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund combined level of average net assets for the twelve months ended December 31, 2005.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Funds. The effects of these new contracts are not reflected in the accompanying Pro Forma Combined Statements of Operations but are reflected in the Pro Forma Fee Table.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

Pro Forma Combined Schedule of Investments For

Legg Mason High Yield Portfolio and Legg Mason Partners High Income Fund

As of January 31, 2006 (Unaudited)

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
CORPORATE BONDS & NOTES — 92.9%
Aerospace & Defense — 0.5%
$ 470,000	—	$470,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	$477,050	—		$477,050
1,470,000	—	1,470,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	1,462,650	—		1,462,650
—	$1,550,000	1,550,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	—	$1,689,500		1,689,500
1,100,000	—	1,100,000	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	1,155,000	—		1,155,000

			Total Aerospace & Defense	3,094,700	1,689,500		4,784,200

Airlines — 1.0%
830,000	—	830,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	824,065	—		824,065
			Continental Airlines Inc., Pass-Through Certificates:
—	904,767	904,767	Series 2000-2, Class C, 8.312% due 4/2/11	—	809,754		809,754
1,301,677	—	1,301,677	Series 2001-01, Class C, 7.033% due 6/15/11	1,198,706	—		1,198,706
1,400,000	5,080,000	6,480,000	Series 2001-2, Class D, 7.568% due 12/1/06	1,378,738	5,006,023		6,384,761
343,657	—	343,657	United Airlines Inc., Pass-Through Certificates, Series 2000-2, Class B, 7.811% due 10/1/09	314,693	—		314,693

			Total Airlines	3,716,202	5,815,777		9,531,979

Auto Components — 1.4%
—	1,535,000	1,535,000	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	—	1,546,512		1,546,512
—	4,130,000	4,130,000	Dana Corp., Notes, 6.500% due 3/1/09	—	3,242,050		3,242,050
1,260,000	—	1,260,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,089,900	—		1,089,900
—	1,225,000	1,225,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	—	1,332,188		1,332,188
880,000	2,588,000	3,468,000	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	957,000	2,827,390		3,784,390
2,954,000	—	2,954,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,488,745	—		2,488,745

			Total Auto Components	4,535,645	8,948,140		13,483,785

Automobiles — 3.1%
			Ford Motor Co.:
			Debentures:
—	2,425,000	2,425,000	6.625% due 10/1/28	—	1,685,375		1,685,375
—	1,250,000	1,250,000	8.900% due 1/15/32	—	975,000		975,000
—	20,420,000	20,420,000	Notes, 7.450% due 7/16/31	—	15,161,850		15,161,850
—	975,000	975,000	Senior Notes, 4.950% due 1/15/08	—	899,749		899,749
			General Motors Corp.:
			Senior Debentures:
—	1,500,000	1,500,000	8.250% due 7/15/23	—	1,102,500		1,102,500
240,000	10,225,000	10,465,000	8.375% due 7/15/33	177,600	7,617,625		7,795,225
—	1,650,000	1,650,000	Senior Notes, 7.125% due 7/15/13	—	1,287,000		1,287,000

			Total Automobiles	177,600	28,729,099		28,906,699

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Building Products — 1.8%
			Associated Materials Inc.:
$1,650,000	$9,000,000	$10,650,000	Senior Discount Notes, step bond to yield 11.240% due 3/1/14	$849,750	$4,680,000		$5,529,750
—	940,000	940,000	Senior Subordinated Notes, 9.750% due 4/15/12	—	916,500		916,500
—	4,150,000	4,150,000	Goodman Global Holding Co. Inc., Senior Notes, 7.491% due 6/15/12 (a)(b)	—	4,186,312		4,186,312
1,150,000	—	1,150,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	1,221,875	—		1,221,875
370,000	3,375,000	3,745,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	359,825	3,299,063		3,658,888
1,510,000	—	1,510,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.767% due 3/1/14	964,512	—		964,512

			Total Building Products	3,395,962	13,081,875		16,477,837

Capital Markets — 0.5%
—	3,721,000	3,721,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	—	4,148,915		4,148,915
			E*TRADE Financial Corp.:
450,000	—	450,000	Senior Notes, 7.375% due 9/15/13 (a)	459,000	—		459,000
332,000	—	332,000	Senior Notes, 7.875% due 12/1/15	346,940	—		346,940

			Total Capital Markets	805,940	4,148,915		4,954,855

Chemicals — 4.9%
—	2,225,000	2,225,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	—	2,269,500		2,269,500
—	5,825,000	5,825,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	—	6,436,625		6,436,625
—	1,865,000	1,865,000	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	—	1,967,575		1,967,575
360,000	—	360,000	Ineos Group Holdings PLC, 8.500% due 2/15/16 (a)	360,000	—		360,000
—	3,660,000	3,660,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	—	3,934,500		3,934,500
—	3,780,000	3,780,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	—	4,006,800		4,006,800
—	5,690,000	5,690,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	—	6,415,475		6,415,475
—	1,490,000	1,490,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	—	1,665,075		1,665,075
750,000	—	750,000	Montell Finance Co. BV, 8.100% due 3/15/27 (a)	708,750	—		708,750
—	1,395,000	1,395,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	—	1,401,975		1,401,975
—	775,000	775,000	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	—	794,375		794,375
—	4,525,000	4,525,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	—	4,853,062		4,853,062
			Rhodia SA:
			Senior Notes:
—	425,000	425,000	7.625% due 6/1/10	—	429,250		429,250
494,000	552,000	1,046,000	10.250% due 6/1/10	547,105	614,100		1,161,205
—	5,135,000	5,135,000	Senior Subordinated Notes, 8.875% due 6/1/11	—	5,263,375		5,263,375
			Westlake Chemical Corp., Senior Notes:
887,000	2,275,000	3,162,000	8.750% due 7/15/11	969,047	2,496,813		3,465,860
525,000	—	525,000	6.625% due 1/15/16	525,656	—		525,656

			Total Chemicals	3,110,558	42,548,500		45,659,058

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Commercial Services & Supplies — 2.2%
—	$2,900,000	$2,900,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	—	$2,769,500		$2,769,500
			Allied Waste North America Inc.:
—	500,000	500,000	Senior Notes, Series B, 9.250% due 9/1/12	—	543,750		543,750
$314,000	5,610,000	5,924,000	Senior Secured Notes, Series B, 8.500% due 12/1/08	$330,093	5,925,562		6,255,655
—	3,100,000	3,100,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	—	3,270,500		3,270,500
—	3,180,000	3,180,000	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	—	3,426,450		3,426,450
1,600,000	—	1,600,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	1,648,000	—		1,648,000
490,000	—	490,000	Mobile Mini Inc., Senior Notes, 9.500% due 7/1/13	539,000	—		539,000
1,390,000	—	1,390,000	NationsRent Inc., Secured Notes, 9.500% due 10/15/10	1,522,050	—		1,522,050
480,000	—	480,000	Service Corp. International, Senior Notes, 7.000% due 6/15/17 (a)	487,200	—		487,200
390,000	—	390,000	Waste Services Inc., Senior Subordinated Notes, 9.500% due 4/15/14	393,900	—		393,900

			Total Commercial Services & Supplies	4,920,243	$15,935,762		20,856,005

Communications Equipment — 1.2%
—	8,650,000	8,650,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	—	7,309,250		7,309,250
—	4,325,000	4,325,000	Nortel Networks Corp., Notes, 6.875% due 9/1/23	—	3,892,500		3,892,500

			Total Communications Equipment	—	11,201,750		11,201,750

Computers & Peripherals — 0.3%
870,000	—	870,000	Activant Solutions Inc., Senior Notes, 10.530% due 4/1/10 (a)(b)	887,400	—		887,400
—	1,450,000	1,450,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	—	1,515,250		1,515,250

			Total Computers & Peripherals	887,400	1,515,250		2,402,650

Construction & Engineering — 0.1%
590,000	—	590,000	Clarke American Corp., Senior Notes, 11.750% due 12/15/13 (a)	592,950	—		592,950
440,000	—	440,000	KB Home, Senior Notes, 6.250% due 6/15/15	424,598	—		424,598

			Total Construction & Engineering	1,017,548	—		1,017,548

Consumer Finance — 0.0%
626,823	—	626,823	Black Rock Financial, Series 1996, Class B3, 9.481% due 9/25/26	376,093	—		376,093

Containers & Packaging — 3.3%
—	3,100,000	3,100,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	—	3,379,000		3,379,000
			Graham Packaging Co. Inc.:
174,000	—	174,000	8.500% due 10/15/12	174,870	—		174,870
526,000	—	526,000	Senior Subordinated Notes, 9.875% due 10/15/14	520,740	—		520,740
869,000	1,650,000	2,519,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	816,860	1,559,250		2,376,110
—	4,975,000	4,975,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	—	5,161,562		5,161,562

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$7,550,000	$7,550,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	—	$7,918,062		$7,918,062
			Pliant Corp.:
—	670,000	670,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (c)	—	587,925		587,925
—	545,000	545,000	Senior Subordinated Notes, 13.000% due 6/1/10 (c)	—	136,250		136,250
$840,000	—	840,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	$861,000	—		861,000
—	1,775,000	1,775,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	—	1,464,375		1,464,375
—	1,000,000	1,000,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 9.750% due 2/1/11	—	1,015,000		1,015,000
—	4,125,000	4,125,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	—	3,702,188		3,702,188
			Tekni-Plex Inc.:
—	2,300,000	2,300,000	Senior Secured Notes, 8.750% due 11/15/13 (a)	—	2,116,000		2,116,000
—	1,810,000	1,810,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	—	1,063,375		1,063,375

			Total Containers & Packaging	2,373,470	28,102,987		30,476,457

Diversified Consumer Services — 0.5%
			Hertz Corp.:
470,000	—	470,000	Senior Notes, 8.875% due 1/1/14 (a)	485,275	—		485,275
1,150,000	—	1,150,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	1,201,750	—		1,201,750
—	2,605,000	2,605,000	Service Corp. International, Debentures, 7.875% due 2/1/13	—	2,767,813		2,767,813

			Total Diversified Consumer Services	1,687,025	2,767,813		4,454,838

Diversified Financial Services — 5.4%
1,820,000	—	1,820,000	AAC Group Holding Corp., step bond to yield 9.139% due 10/1/12	1,346,800	—		1,346,800
—	2,465,000	2,465,000	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 10.396% due 7/31/09	—	2,689,931		2,689,931
500,000		500,000	American Commercial Lines/ACL Finance Corp., 9.500% due 2/15/15	540,625	—		540,625
—	935,000	935,000	Case Credit Corp., Notes, 6.750% due 10/21/07	—	949,025		949,025
630,000	—	630,000	C&M Finance Ltd., 8.100% due 2/1/16 (a)	635,608	—		635,608
790,000	—	790,000	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (a)(b)	795,925	—		795,925
			Ford Motor Credit Co.:
			Notes:
—	5,800,000	5,800,000	6.625% due 6/16/08	—	5,460,625		5,460,625
—	475,000	475,000	7.875% due 6/15/10	—	447,367		447,367
1,295,000	—	1,295,000	7.375% due 2/1/11	1,200,580	—		1,200,580
—	2,550,000	2,550,000	Senior Notes, 7.250% due 10/25/11	—	2,342,180		2,342,180
			General Motors Acceptance Corp.:
2,260,000	—	2,260,000	Notes, 6.875% due 8/28/12	2,145,244	—		2,145,244
3,370,000	16,050,000	19,420,000	Bonds, 8.000% due 11/1/31	3,436,160	16,410,082		19,846,242
1,444,000	—	1,444,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	1,602,840	—		1,602,840
2,265,000	—	2,265,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,044,162	—		2,044,162
980,000	—	980,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	978,775	—		978,775
—	4,400,000	4,400,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	—	4,026,000		4,026,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
$1,405,000	—	$1,405,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	$1,145,075	—		$1,145,075
1,015,000	—	1,015,000	UCAR Finance Inc., 10.250% due 2/15/12	1,082,244	—		1,082,244
845,000	—	845,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.595% due 10/1/09	616,850	—		616,850
270,000	—	270,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	284,850	—		284,850

			Total Diversified Financial Services	17,855,738	$32,325,210		50,180,948

Diversified Telecommunication Services — 3.9%
—	$4,600,000	4,600,000	AT&T Corp., Senior Notes, 7.300% due 11/15/11	—	5,075,212		5,075,212
1,679,000	—	1,679,000	Cincinnati Bell Inc., 7.000% due 2/15/15	1,645,420	—		1,645,420
340,000	—	340,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	350,200	—		350,200
—	3,570,000	3,570,000	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 16.403% due 2/1/10 (c)(d)(e)	—	0		0
1,810,000	—	1,810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)	1,696,875	—		1,696,875
—	2,500,000	2,500,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	—	2,646,875		2,646,875
—	2,075,000	2,075,000	Intelsat Bermuda Ltd., Senior Notes, 9.609% due 1/15/12 (a)(b)	—	2,121,688		2,121,688
2,000,000	—	2,000,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	1,620,000	—		1,620,000
—	1,825,000	1,825,000	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	—	1,797,625		1,797,625
—	925,000	925,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	—	952,750		952,750
—	1,360,000	1,360,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	—	1,436,500		1,436,500
			Qwest Communications International Inc., Senior Notes:
—	1,500,000	1,500,000	7.500% due 2/15/14 (a)	—	1,522,500		1,522,500
620,000	300,000	920,000	7.500% due 2/15/14	626,200	304,500		930,700
55,000	—	55,000	7.840% due 2/15/09 (b)	55,825	—		55,825
1,703,000	—	1,703,000	7.250% due 2/15/11	1,711,515	—		1,711,515
			Qwest Corp.:
—	760,000	760,000	7.500% due 6/15/23	—	749,550		749,550
—	5,040,000	5,040,000	Debentures, 6.875% due 9/15/33	—	4,674,600		4,674,600
—	5,255,000	5,255,000	Notes, 8.875% due 3/15/12	—	5,846,187		5,846,187
830,000	—	830,000	Senior Notes, 7.875% due 9/1/11	877,725	—		877,725
630,000	—	630,000	Wind Acquisition Finance SA, 10.750% due 12/1/15 (a)	671,737	—		671,737

			Total Diversified Telecommunication Services	9,255,497	27,127,987		36,383,484

Electric Utilities — 3.2%
			Edison Mission Energy, Senior Notes:
—	1,360,000	1,360,000	10.000% due 8/15/08	—	1,485,800		1,485,800
—	4,575,000	4,575,000	7.730% due 6/15/09	—	4,723,687		4,723,687
—	4,530,000	4,530,000	9.875% due 4/15/11	—	5,277,450		5,277,450
1,007,023	—	1,007,023	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	1,093,436	—		1,093,436
1,007,405	—	1,007,405	Midwest Generation LLC, Pass Thru Certificates, Series B, 8.560% due 1/2/16	1,095,552	—		1,095,552
950,000	—	950,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	973,750	—		973,750
—	5,415,000	5,415,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	—	6,200,175		6,200,175

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
			Reliant Energy Inc., Senior Secured Notes:
—	$4,040,000	$4,040,000	9.250% due 7/15/10	—	$4,009,700		$4,009,700
—	2,400,000	2,400,000	9.500% due 7/15/13	—	2,388,000		2,388,000
$980,000	—	980,000	Sierra Pacific Resources, Senior Notes, 6.750% due 8/15/17 (a)	$982,450	—		982,450
323,000	—	323,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	349,648	—		349,648
720,000	—	720,000	VeraSun Energy Corp., Senior Secured Notes, 9.875% due 12/15/12 (a)	738,000	—		738,000

			Total Electric Utilities	5,232,836	24,084,812		29,317,648

Electrical Equipment — 0.5%
—	4,335,000	4,335,000	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	—	4,435,121		4,435,121

Electronic Equipment & Instruments — 0.5%
340,000	—	340,000	Flextronics International Ltd., Senior Subordinated Notes, 6.500% due 5/15/13	342,550	—		342,550
			Muzak LLC/Muzak Finance Corp.:
—	2,825,000	2,825,000	Senior Notes, 10.000% due 2/15/09	—	2,514,250		2,514,250
—	3,050,000	3,050,000	Senior Subordinated Notes, 9.875% due 3/15/09	—	1,875,750		1,875,750

			Total Electronic Equipment & Instruments	342,550	4,390,000		4,732,550

Energy Equipment & Services — 1.0%
477,000	—	477,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	600,220	—		600,220
—	1,255,000	1,255,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)	—	1,305,200		1,305,200
			Hanover Compressor Co.:
—	2,250,000	2,250,000	Senior Notes, 8.625% due 12/15/10	—	2,401,875		2,401,875
—	3,325,000	3,325,000	Senior Subordinated Notes, 9.000% due 6/1/14	—	3,649,187		3,649,187
940,000	—	940,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,010,500	—		1,010,500
338,000	—	338,000	Southern Natural Gas Co., Notes, 8.875% due 3/15/10	361,578	—		361,578

			Total Energy Equipment & Services	1,972,298	7,356,262		9,328,560

Food & Staples Retailing — 1.1%
—	2,750,000	2,750,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	—	2,633,125		2,633,125
—	7,325,000	7,325,000	Rite Aid Corp., Notes, 7.125% due 1/15/07	—	7,379,937		7,379,937

			Total Food & Staples Retailing	—	10,013,062		10,013,062

Food Products — 1.3%
—	1,025,000	1,025,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	—	1,112,125		1,112,125
—	2,000,000	2,000,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	—	2,130,000		2,130,000
			Delhaize America Inc.:
464,000	—	464,000	8.125% due 4/15/11	504,214	—		504,214
630,000	—	630,000	9.000% due 4/15/31	739,715	—		739,715
—	1,775,000	1,775,000	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	—	1,925,875		1,925,875
—	4,925,000	4,925,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	—	4,764,937		4,764,937
640,000	—	640,000	Stater Brothers Holdings Inc., Senior Notes, 7.991% due 6/15/10 (b)	643,200	—		643,200

			Total Food Products	1,887,129	9,932,937		11,820,066

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Gas Utilities — 0.1%
$500,000	—	$500,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15 (a)	$519,505	—		$519,505

Health Care Providers & Services — 3.3%
—	$5,625,000	5,625,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	—	$5,962,500		5,962,500
1,160,000	—	1,160,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,167,250	—		1,167,250
—	1,530,000	1,530,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	—	1,631,363		1,631,363
100,000	—	100,000	Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08 (f)	102,500	—		102,500
170,000	—	170,000	Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/11	178,925	—		178,925
			HCA Inc., Notes:
270,000	—	270,000	9.000% due 12/15/14	310,411	—		310,411
190,000	—	190,000	7.500% due 11/6/33	191,387	—		191,387
330,000	—	330,000	7.690% due 6/15/25	336,102	—		336,102
600,000	—	600,000	Healthsouth Corp., 8.375% due 10/1/11	627,000	—		627,000
—	6,275,000	6,275,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	—	6,455,406		6,455,406
—	3,100,000	3,100,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	—	2,092,500		2,092,500
—	600,000	600,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	—	678,750		678,750
950,000	—	950,000	Select Medical Corp., 7.625% due 2/1/15	845,500	—		845,500
			Tenet Healthcare Corp., Senior Notes:
—	6,800,000	6,800,000	7.375% due 2/1/13	—	6,222,000		6,222,000
2,417,000	400,000	2,817,000	9.875% due 7/1/14	2,417,000	402,000		2,819,000
770,000	—	770,000	9.250% due 2/1/15 (a)	754,600	—		754,600

			Total Health Care Providers & Services	6,930,675	23,444,519		30,375,194

Hotels, Restaurants & Leisure — 5.7%
—	2,081,000	2,081,000	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	—	1,976,950		1,976,950
—	5,025,000	5,025,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	—	5,295,094		5,295,094
			Boyd Gaming Corp., Senior Subordinated Notes:
340,000	—	340,000	8.750% due 4/15/12	364,650	—		364,650
180,000	—	180,000	6.750% due 4/15/14	176,850	—		176,850
—	2,575,000	2,575,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	—	2,793,875		2,793,875
—	975,000	975,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	—	955,500		955,500
—	6,800,000	6,800,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.723% due 3/15/14	—	4,998,000		4,998,000
814,000	—	814,000	Domino’s Inc., Senior Subordinated Notes, 8.250% due 7/1/11	844,525	—		844,525
1,660,000	2,000,000	3,660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,622,650	1,965,000		3,587,650
			MGM MIRAGE Inc.:
—	1,500,000	1,500,000	Senior Subordinated Debentures, 7.625% due 7/15/13	—	1,582,500		1,582,500
			Senior Subordinated Notes:
—	1,835,000	1,835,000	9.750% due 6/1/07	—	1,935,925		1,935,925
—	4,870,000	4,870,000	8.375% due 2/1/11	—	5,259,600		5,259,600
—	3,630,000	3,630,000	Series B, 10.250% due 8/1/07	—	3,884,100		3,884,100

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$2,468,750	$2,468,750	Nortek Bank Debt, Senior Subordinated Notes, 6.020% due 9/1/14	—	$2,491,124		$2,491,124
$800,000	—	800,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	$828,000	—		828,000
1,681,000	—	1,681,000	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., First Mortgage, 10.750% due 2/1/12	1,617,963	—		1,617,963
1,290,000	—	1,290,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	1,386,750	—		1,386,750
			Six Flags Inc., Senior Notes:
—	203,000	203,000	8.875% due 2/1/10	—	207,060		207,060
—	600,000	600,000	9.750% due 4/15/13	—	617,250		617,250
—	3,000,000	3,000,000	9.625% due 6/1/14	—	3,067,500		3,067,500
—	2,400,000	2,400,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	—	2,451,000		2,451,000
—	2,625,000	2,625,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	—	2,743,125		2,743,125
—	4,000,000	4,000,000	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	—	3,770,000		3,770,000

			Total Hotels, Restaurants & Leisure	6,841,388	45,993,603		52,834,991

Household Durables — 3.0%
910,000	—	910,000	Ames True Temper Inc., 8.600% due 1/15/12 (b)	853,125	—		853,125
			Beazer Homes USA Inc.:
300,000	—	300,000	6.875% due 7/15/15	292,500	—		292,500
230,000	—	230,000	8.375% due 4/15/12	240,350	—		240,350
265,000	—	265,000	Senior Notes, 8.625% due 5/15/11	277,919	—		277,919
			D.R. Horton Inc.:
—	2,190,000	2,190,000	Senior Notes, 8.000% due 2/1/09	—	2,340,041		2,340,041
—	1,905,000	1,905,000	Senior Subordinated Notes, 9.375% due 3/15/11	—	2,009,861		2,009,861
—	3,595,000	3,595,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	—	2,893,975		2,893,975
			Interface Inc., Senior Notes:
1,143,000	4,500,000	5,643,000	10.375% due 2/1/10	1,243,012	4,916,250		6,159,262
402,000	—	402,000	7.300% due 4/1/08	408,030	—		408,030
1,240,000	—	1,240,000	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	1,163,200	—		1,163,200
1,420,000	—	1,420,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,464,375	—		1,464,375
—	3,625,000	3,625,000	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	—	3,908,203		3,908,203
—	4,175,000	4,175,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	—	4,331,563		4,331,563
—	1,880,000	1,880,000	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	—	1,964,600		1,964,600

			Total Household Durables	5,942,511	22,364,493		28,307,004

Household Products — 0.1%
1,071,000	—	1,071,000	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	918,383	—		918,383

Independent Power Producers & Energy Traders — 5.3%
			AES Corp., Senior Notes:
—	8,610,000	8,610,000	9.500% due 6/1/09	—	9,352,612		9,352,612
940,000	275,000	1,215,000	7.750% due 3/1/14	991,700	291,500		1,283,200
613,000	—	613,000	Second Priority Senior Secured Notes, 9.000% due 5/15/15 (a)	671,235	—		671,235
			Calpine Corp.:
—	2,080,000	2,080,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(c)	—	1,869,400		1,869,400
—	2,925,000	2,925,000	Senior Secured Notes, 8.750% due 7/15/13 (a)(c)	—	2,617,875		2,617,875

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
			Dynegy Holdings Inc.:
—	$7,000,000	$7,000,000	Second Priority Senior Secured Notes, 11.100% due 7/15/08 (a)(b)	—	$7,376,250		$7,376,250
$ 300,000	—	300,000	Second Priority Senior Secured Notes, 10.125% due 7/15/13 (a)	$338,625	—		338,625
			Senior Debentures:
—	7,750,000	7,750,000	7.125% due 5/15/18	—	7,478,750		7,478,750
—	1,650,000	1,650,000	7.625% due 10/15/26	—	1,600,500		1,600,500
600,000	—	600,000	Senior Notes, 8.750% due 2/15/12	659,250	—		659,250
			NRG Energy Inc.:
—	7,563,000	7,563,000	Second Priority Senior Secured Notes, 8.000% due 12/15/13	—	8,470,560		8,470,560
			Senior Notes:
—	1,400,000	1,400,000	7.250% due 2/1/14	—	1,426,250		1,426,250
2,170,000	4,225,000	6,395,000	7.375% due 2/1/16	2,207,975	4,320,063		6,528,038

			Total Independent Power Producers & Energy Traders	4,868,785	44,803,760		49,672,545

Industrial Conglomerates — 0.7%
1,926,000	—	1,926,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.261% due 11/15/14	1,290,420	—		1,290,420
—	2,625,000	2,625,000	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	—	2,205,000		2,205,000
—	2,675,000	2,675,000	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	—	2,822,125		2,822,125

			Total Industrial Conglomerates	1,290,420	5,027,125		6,317,545

Leisure Equipment & Products — 0.0%
420,000	—	420,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	418,950	—		418,950

Insurance — 0.4%
—	3,690,000	3,690,000	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	—	3,939,736		3,939,736

IT Services — 0.1%
—	900,000	900,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	—	942,750		942,750

Machinery — 1.8%
590,000	—	590,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	595,900	—		595,900
—	2,750,000	2,750,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	—	2,832,500		2,832,500
—	3,525,000	3,525,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	—	3,754,125		3,754,125
—	3,000,000	3,000,000	Mueller Holdings Inc., Discount Notes, step bond to yield 14.914% due 4/15/14	—	2,310,000		2,310,000
—	1,535,000	1,535,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	—	1,634,775		1,634,775
			Terex Corp., Senior Subordinated Notes:
—	1,075,000	1,075,000	9.250% due 7/15/11	—	1,152,938		1,152,938
—	2,375,000	2,375,000	Series B, 10.375% due 4/1/11	—	2,523,437		2,523,437
880,000	—	880,000	7.375% due 1/15/14	884,400	—		884,400
—	1,765,000	1,765,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	—	1,438,475		1,438,475

			Total Machinery	1,480,300	15,646,250		17,126,550

Media — 10.9%
990,000	—	990,000	Affinion Group Inc., 10.125% due 10/15/13 (a)	945,450	—		945,450
1,120,000	—	1,120,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	1,120,000	—		1,120,000
—	5,409,222	5,409,222	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	—	5,503,883		5,503,883

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
			CCH I Holdings LLC:
			Senior Accreting Notes:
—	$2,875,000	$2,875,000	Step bond to yield 17.230% due 1/15/14 (a)	—	$1,868,750		$1,868,750
$3,090,000	5,060,000	8,150,000	Step bond to yield 16.290% due 5/15/14 (a)	$1,575,900	2,605,900		4,181,800
—	13,121,000	13,121,000	Senior Secured Notes, 11.000% due 10/1/15 (a)	—	10,857,627		10,857,627
1,215,000	—	1,215,000	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,195,256	—		1,195,256
			CSC Holdings Inc.:
430,000	—	430,000	Debentures, 7.875% due 2/15/18	418,175	—		418,175
—	4,775,000	4,775,000	Senior Debentures, 7.625% due 7/15/18	—	4,584,000		4,584,000
			Senior Notes, Series B:
—	2,525,000	2,525,000	8.125% due 7/15/09	—	2,575,500		2,575,500
165,000	1,505,000	1,670,000	7.625% due 4/1/11	165,206	1,514,406		1,679,612
510,000	—	510,000	7.000% due 4/15/12 (a)	487,050	—		487,050
—	1,365,000	1,365,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	—	1,586,813		1,586,813
—	5,075,000	5,075,000	Dex Media Inc., Discount Notes, step bond to yield 8.867% due 11/15/13	—	4,212,250		4,212,250
—	3,174,000	3,174,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	—	3,519,173		3,519,173
—	3,234,000	3,234,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	—	3,484,635		3,484,635
			EchoStar DBS Corp., Senior Notes:
950,000	—	950,000	6.625% due 10/1/14	921,500	—		921,500
330,000	7,625,000	7,955,000	7.125% due 2/1/16 (a)	325,463	7,558,281		7,883,744
—	5,200,000	5,200,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	—	5,220,212		5,220,212
—	5,325,000	5,325,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.641% due 10/15/13	—	4,379,813		4,379,813
—	5,579,000	5,579,000	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.689% due 2/15/11	—	5,899,792		5,899,792
1,200,000	—	1,200,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	1,260,000	—		1,260,000
430,000	—	430,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% 8/15/15	432,150	—		432,150
			LIN Television Corp.:
500,000	—	500,000	6.500% due 5/15/13	472,500	—		472,500
250,000	—	250,000	Series B, 6.500% due 5/15/13	236,250	—		236,250
782,000	—	782,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	844,560	—		844,560
—	3,000,000	3,000,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	—	3,240,000		3,240,000
—	5,000,000	5,000,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	—	4,987,500		4,987,500
			PRIMEDIA Inc., Senior Notes:
140,000	—	140,000	8.875% due 5/15/11	130,900	—		130,900
1,175,000	—	1,175,000	9.715% due 5/15/10 (b)	1,135,344	—		1,135,344
1,260,000	—	1,260,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (a)	1,285,200	—		1,285,200

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
			R.H. Donnelley Corp.:
$525,000	$25,000	$550,000	Senior Discount Notes, Series A-1, 6.875% due 1/15/13 (a)	$480,375	$23,000		$503,375
960,000	25,000	985,000	Senior Discount Notes, Series A-2, 6.875% due 1/15/13 (a)	880,800	23,063		903,863
—	75,000	75,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	—	76,219		76,219
—	3,525,000	3,525,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	—	3,983,250		3,983,250
—	2,440,000	2,440,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	—	2,577,250		2,577,250
			Rainbow National Services LLC:
510,000	—	510,000	Senior Notes, 8.750% due 9/1/12 (a)	546,337	—		546,337
360,000	—	360,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	403,200	—		403,200
460,000	—	460,000	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	454,250	—		454,250
790,000	—	790,000	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	742,600	—		742,600
			Sinclair Broadcast Group Inc., Senior Subordinated Notes:
410,000	—	410,000	8.000% due 3/15/12	415,125	—		415,125
940,000	—	940,000	8.750% due 12/15/11	978,775	—		978,775
—	1,400,000	1,400,000	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	—	1,456,000		1,456,000
770,000	—	770,000	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (a)	748,825	—		748,825
—	1,219,000	1,219,000	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	—	1,264,713		1,264,713

			Total Media	18,601,191	83,002,030		101,603,221

Metals & Mining — 1.1%
—	4,075,000	4,075,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	—	4,502,875		4,502,875
790,000	—	790,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	869,000	—		869,000
600,000	—	600,000	Ispat Inland ULC, Senior Secured Notes, 9.750% 4/1/14	690,000	—		690,000
580,000	—	580,000	Metals USA, Senior Secured Notes, 11.125% due 12/1/15 (a)	617,700	—		617,700
—	2,965,000	2,965,000	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	—	3,404,701		3,404,701

			Total Metals & Mining	2,176,700	7,907,576		10,084,276

Multi-Utilities — 0.1%
—	1,070,000	1,070,000	Avista Corp., Senior Notes, 9.750% due 6/1/08	—	1,167,470		1,167,470

Multiline Retail — 1.0%
			J.C. Penney Co. Inc.:
120,000	—	120,000	Debentures, 7.400% due 4/1/37	132,847	—		132,847
—	4,678,000	4,678,000	Notes, 9.000% due 8/1/12	—	5,493,918		5,493,918
320,000	—	320,000	Notes, 6.875% due 10/15/15	343,271	—		343,271
1,240,000	—	1,240,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,278,750	—		1,278,750
—	2,258,000	2,258,000	Saks Inc., Notes, 9.875% due 10/1/11	—	2,472,510		2,472,510

			Total Multiline Retail	1,754,868	7,966,428		9,721,296

Oil, Gas & Consumable Fuels — 7.9%
1,010,000	—	1,010,000	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	1,111,000	—		1,111,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
$2,055,000	—	$2,055,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$2,111,513	—		$2,111,513
			Chesapeake Energy Corp., Senior Notes:
810,000	$4,450,000	5,260,000	6.250% due 1/15/18	799,875	$4,416,625		5,216,500
40,000	—	40,000	7.500% due 9/15/13	42,450	—		42,450
—	2,327,000	2,327,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	—	2,533,521		2,533,521
780,000	—	780,000	Compagnie Generale de Geophysique SA, 7.500% due 5/15/15	809,250	—		809,250
			El Paso Corp., Medium-Term Notes:
230,000	—	230,000	7.750% due 6/15/10 (a)	239,200	—		239,200
1,640,000	4,875,000	6,515,000	7.800% due 8/1/31	1,722,000	5,143,125		6,865,125
510,000	11,125,000	11,635,000	7.750% due 1/15/32	539,325	11,820,313		12,359,638
880,000	—	880,000	El Paso Production Holding Co., Senior Notes, 7.750% due 6/1/13	930,600	—		930,600
			Encore Acquisition Co., Senior Subordinated Notes:
160,000	—	160,000	6.250% due 4/15/14	156,000	—		156,000
310,000	—	310,000	6.000% due 7/15/15	291,400	—		291,400
400,000	—	400,000	7.250% due 12/1/17	402,000	—		402,000
810,000	—	810,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	822,150	—		822,150
940,000	—	940,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	1,112,592	—		1,112,592
400,000	—	400,000	Ocean Rig Norway AS, Senior Secured Notes, 8.375% due 7/1/13	428,000	—		428,000
1,140,000	—	1,140,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	1,279,650	—		1,279,650
			Plains Exploration & Production Co.:
810,000	—	810,000	Senior Notes, 7.125% due 6/15/14	850,500	—		850,500
—	2,610,000	2,610,000	Senior Subordinated Notes, Series B, 8.750% due 7/1/12	—	2,825,325		2,825,325
			Pogo Producing Co., Senior Subordinated Notes,:
910,000	—	910,000	6.875% due 10/1/17 (a)	910,000	—		910,000
—	1,155,000	1,155,000	Series B, 8.250% due 4/15/11	—	1,211,306		1,211,306
1,130,000	—	1,130,000	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,163,900	—		1,163,900
230,000	170,000	400,000	SESI LLC, Senior Notes, 8.875% due 5/15/11	240,925	178,925		419,850
—	5,330,000	5,330,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	—	5,769,725		5,769,725
510,000	—	510,000	Utilicorp Canada Finance Corp., Senior Notes, 7.750% due 6/15/11	524,025	—		524,025
			Vintage Petroleum Inc.:
—	2,680,000	2,680,000	Senior Notes, 8.250% due 5/1/12	—	2,884,350		2,884,350
—	900,000	900,000	Senior Subordinated Notes, 7.875% due 5/15/11	—	945,000		945,000
100,000	—	100,000	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	112,250	—		112,250
820,000	—	820,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 4/18/13 (a)	824,100	—		824,100
			Williams Cos. Inc.:
440,000	—	440,000	Debentures, Series A, 7.500% due 1/15/31	466,400	—		466,400
—	11,250,000	11,250,000	Notes, 7.875% due 9/1/21	—	12,487,500		12,487,500
2,351,000	—	2,351,000	Notes, 8.750% due 3/15/32	2,797,690	—		2,797,690
—	2,250,000	2,250,000	Senior Notes, 7.625% due 7/15/19	—	2,475,000		2,475,000

			Total Oil, Gas & Consumable Fuels	20,686,795	52,690,715		73,377,510

Paper & Forest Products — 2.4%
—	4,900,000	4,900,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	—	4,214,000		4,214,000

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
			Appleton Papers Inc.:
—	$1,500,000	$1,500,000	Senior Notes, 8.125% due 6/15/11	—	$1,488,750		$1,488,750
—	3,000,000	3,000,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	—	2,865,000		2,865,000
—	3,075,000	3,075,000	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08	—	2,706,000		2,706,000
—	6,685,000	6,685,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	—	6,484,450		6,484,450
—	1,675,000	1,675,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	—	1,616,375		1,616,375
			Domtar Inc., Notes:
$130,000	—	130,000	5.375% due 12/1/13	$100,750	—		100,750
450,000	—	450,000	7.875% due 10/15/11	405,000	—		405,000
			Georgia-Pacific Corp.:
760,000	—	760,000	Debentures, 9.500% due 12/1/11	815,100	—		815,100
20,000	—	20,000	Senior Notes, 8.875% due 5/15/31	20,600	—		20,600
1,690,000	—	1,690,000	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	1,643,525	—		1,643,525
420,000	—	420,000	Tembec Industries Inc., Senior Notes, 8.500% due 2/1/11	189,000	—		189,000

			Total Paper & Forest Products	3,173,975	19,374,575		22,548,550

Pharmaceuticals — 0.1%
490,000	—	490,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	466,725	—		466,725

Real Estate — 1.9%
			Host Marriott LP, Senior Notes:
—	4,125,000	4,125,000	7.125% due 11/1/13	—	4,264,219		4,264,219
—	6,395,000	6,395,000	Series I, 9.500% due 1/15/07	—	6,658,793		6,658,793
—	6,000,000	6,000,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	—	6,525,000		6,525,000

			Total Real Estate	—	17,448,012		17,448,012

Real Estate Investment Trusts (REITs) — 0.2%
830,000	—	830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	822,738	—		822,738
490,000	—	490,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (a)	477,750	—		477,750
			Ventas Realty LP/Ventas Capital Corp., Senior Notes:
475,000	—	475,000	8.750% due 5/1/09	511,219	—		511,219
200,000	—	200,000	6.750% due 6/1/10	205,250	—		205,250
158,000	—	158,000	9.000% due 5/1/12	180,318	—		180,318

			Total Real Estate Investment Trusts (REITs)	2,197,275	—		2,197,275

Road & Rail — 0.1%
			Kansas City Southern Railway:
121,000	—	121,000	9.500% due 10/1/08	130,831	—		130,831
710,000	—	710,000	7.500% due 6/15/09	732,188	—		732,188

			Total Road & Rail	863,019	—		863,019

Semiconductors & Semiconductor Equipment — 0.8%
			Amkor Technology Inc.:
—	2,450,000	2,450,000	Senior Notes, 9.250% due 2/15/08	—	2,413,250		2,413,250
—	4,275,000	4,275,000	Senior Subordinated Notes, 10.500% due 5/1/09	—	4,039,875		4,039,875
880,000	—	880,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	851,400	—		851,400

			Total Semiconductors & Semiconductor Equipment	851,400	6,453,125		7,304,525

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Software — 0.3%
$1,620,000	—	$1,620,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15 (a)	$1,628,100	—		$1,628,100
900,000	—	900,000	UGS Corp., 10.000% due 6/1/12	990,000	—		990,000

			Total Software	2,618,100	—		2,618,100

Specialty Retail — 0.8%
676,000	—	676,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	686,140	—		686,140
810,000	—	810,000	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (a)	749,250	—		749,250
—	$2,700,000	2,700,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	—	$2,477,250		2,477,250
570,000	—	570,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	578,550	—		578,550
—	1,500,000	1,500,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	—	1,338,750		1,338,750
405,000	—	405,000	Stripes Acquisition LLC/Susser Finance Corp., 10.625% due 12/15/13 (a)	419,175	—		419,175
1,110,000	—	1,110,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,057,275	—		1,057,275

			Total Specialty Retail	3,490,390	3,816,000		7,306,390

Textiles, Apparel & Luxury Goods — 1.5%
—	975,000	975,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	—	901,875		901,875
			Levi Strauss & Co., Senior Notes:
160,000	1,300,000	1,460,000	9.280% due 4/1/12 (b)	164,000	1,339,000		1,503,000
—	1,320,000	1,320,000	12.250% due 12/15/12	—	1,504,800		1,504,800
590,000	2,875,000	3,465,000	9.750% due 1/15/15	621,713	3,043,906		3,665,619
891,000	—	891,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	912,161	—		912,161
858,000	—	858,000	Russell Corp., Senior Notes, 9.250% due 5/1/10	876,233	—		876,233
349,000	—	349,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	328,060	—		328,060
—	7,450,000	7,450,000	Simmons Co., Senior Discount Notes, step bond to yield 10.000% due 12/15/14 (a)	—	4,246,500		4,246,500

			Total Textiles, Apparel & Luxury Goods	2,902,167	11,036,081		13,938,248

Thrifts & Mortgage Finance — 0.9%
—	7,890,000	7,890,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	—	8,323,950		8,323,950

Tobacco — 0.1%
580,000	—	580,000	RJ Reynolds Tobacco Holdings Inc., Notes, 6.500% due 7/15/10 (a)	580,000	—		580,000

Transportation — 0.5%
820,000	—	820,000	GulfMark Offshore Inc., 7.750% due 7/15/14	856,900	—		856,900
994,000	—	994,000	H-Lines Finance Holding Corp., step bond to yield 8.914% due 4/1/13	825,020	—		825,020
428,000	—	428,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	452,075	—		452,075
966,000	—	966,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	991,358	—		991,358

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
$900,000	—	$900,000	Progress Rail Services Corp./Progress Metal Reclamation Co., Senior Notes, 7.750% due 4/1/12 (a)	$918,000	—		$918,000
376,000	—	376,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	422,530	—		422,530

			Total Transportation Infrastructure	4,465,883	—		4,465,883

Wireless Telecommunication Services — 4.1%
—	$2,371,800	2,371,800	AirGate PCS Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	—	$2,496,320		2,496,320
—	2,040,000	2,040,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	—	1,614,150		1,614,150
			New Cingular Wireless Services Inc.:
—	3,075,000	3,075,000	Notes, 8.125% due 5/1/12	—	3,539,436		3,539,436
—	9,100,000	9,100,000	Senior Notes, 7.875% due 3/1/11	—	10,178,304		10,178,304
			Sprint Capital Corp.:
—	9,825,000	9,825,000	Notes, 8.750% due 3/15/32	—	12,886,932		12,886,932
—	4,625,000	4,625,000	Senior Notes, 6.875% due 11/15/28	—	5,025,890		5,025,890
330,000	—	330,000	Rogers Wireless Communications Inc., Senior Subordinated Notes, 8.000% due 12/15/12	349,800	—		349,800
1,300,000	—	1,300,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	1,397,500	—		1,397,500
610,000	—	610,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	669,475	—		669,475

			Total Wireless Telecommunication Services	2,416,775	35,741,032		38,157,807

			TOTAL CORPORATE BONDS & NOTES (Cost — $836,549,735)	163,100,614	701,239,989		864,340,603

CONVERTIBLE BONDS & NOTES — 0.1%
Diversified Telecommunications Services — 0.1%
410,000	—	410,000	Qwest Communications International, 3.500% due 11/15/25	499,688	—		499,688
			(Cost — $449,924)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
495,692	—	495,692	BCF LLC, Series 1997, Class B3, 7.750% due 3/25/37 (a)	173,222	—		173,222
197,970	—	197,970	Ocwen Residential MBS Corp., Series 1998, Class B4, 7.000% due 10/25/40	31,631	—		31,631

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	204,853	—		204,853
			(Cost — $314,902)

ASSET-BACKED SECURITIES — 0.0%
Credit Card — 0.0%
—	108,899	108,899	First Consumers Master Trust, Series 2001-A, Class A, 4.780% due 9/15/08 (b)	—	108,695		108,695

Diversified Financial Services — 0.0%
—	8,721,391	8,721,391	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (c)(d)(e)	—	0		0

			TOTAL ASSET-BACKED SECURITIES	—	108,695		108,695
			(Cost — $9,873,040)

LOAN PARTICIPATION — 1.3%
United States — 1.3%
—	12,000,000	12,000,000	UPC Broadband Inc., Term Loan, Tranche H2, 7.280% due 3/15/12
			(Cost — $12,000,000)	—	12,146,784		12,146,784

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners High Income Fund
Shares	Shares	Shares	Security	Value	Value	Value	Value
COMMON STOCKS — 0.7%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
—	185,784	185,784	Aurora Foods Inc. (d)(e)*	—	$0		$0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
—	11,918	11,918	Outsourcing Solutions Inc. (e)*	—	50,653		50,653

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
—	7,572	7,572	Northrop Grumman Corp.	—	470,448		470,448

INFORMATION TECHNOLOGY — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
—	2,903	2,903	Freescale Semiconductor Inc., Class B Shares *	—	73,301		73,301

MATERIALS — 0.1%
Chemicals — 0.1%
—	53,679	53,679	Applied Extrusion Technologies Inc., Class A Shares *	—	483,111		483,111

TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.0%
—	7,716	7,716	McLeodUSA Inc., Class A Shares (e)*	—	0		0
—	18,375	18,375	Pagemart Wireless (d)(e)*	—	184		184

			Total Diversified Telecommunication Services	—	184		184

Wireless Telecommunication Services — 0.6%
—	306,297	306,297	Alamosa Holdings Inc. *	—	5,740,006		5,740,006

			TOTAL TELECOMMUNICATION SERVICES	—	5,740,190		5,740,190

			TOTAL COMMON STOCKS
			(Cost — $11,024,908)	—	6,817,703		6,817,703

CONVERTIBLE PREFERRED STOCKS — 1.5%
TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
—	8,386	8,386	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	—	11,558,004		11,558,004
—	42,500	42,500	Crown Castle International Corp., 6.250% due 8/15/12	—	2,380,000		2,380,000

			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost — $3,768,212)	—	13,938,004		13,938,004

PREFERRED STOCK — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.2%
180	—	180	Paxson Communications Corp. , 14.250% (g)(h)
			(Cost — $1,428,836)	$1,547,742	—		1,547,742

Warrants	Warrants	Warrants
WARRANTS — 0.1%
830	2,040	2,870	American Tower Corp., Class A Shares, Expires 8/1/08 (a)*	361,385	889,244		1,250,629
—	3,650	3,650	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(d)(e)*	—	0		0
—	3,305	3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(d)(e)*	—	0		0
—	2,735	2,735	IWO Holdings Inc., Expires 1/15/11 (a)(d)(e)*	—	0		0
—	1,835	1,835	Jazztel PLC, Expires 7/15/10 (e)*	—	0		0

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Combined Legg Mason Partners High Income Fund		Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners High Income Fund
Warrants	Warrants	Warrants	Security	Value	Value	Value		Value
—	3,775	3,775	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(d)(e)*	—	$0			$0
—	2,250	2,250	Mueller Holdings Inc., Expires 4/15/14 (a)(e)*	—	23			23
15,803	—	15,803	Next Generation Network Inc., Expires 2/1/08 *	$158	—			158
—	545	545	Pliant Corp., Expires 6/1/10 (a)(d)(e)*	—	5			5
—	9,550	9,550	RSL Communications Ltd., Class A Shares, Expires 11/15/06 (d)(e)*	—	0			0
—	10,149	10,149	Viasystems Group Inc., Expires 1/31/10 (d)(e)*	—	0			0

			TOTAL WARRANTS
			(Cost — $1,794,309)	361,543	889,272			1,250,815

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
			(Cost — $877,203,866)	165,714,440	735,140,447	$783,776	†	901,638,663

Face Amount	Face Amount	Face Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
$2,404,000	—	$2,404,000	Deutsche Bank AG dated 1/31/06, 4.400% due 2/1/06; Proceeds at maturity - $2,404,294; (Fully collateralized by U.S. Government Agency Bonds, 5.060% due 9/8/08; Market value - $2,457,689)	2,404,000	—			2,404,000
2,403,000	—	2,403,000	Goldman Sachs & Co. dated 1/31/06, 4.410% due 2/1/06; Proceeds at maturity - $2,403,294; (Fully collateralized by U.S. Government Agency Bonds, 5.375% due 11/15/11; Market value - $2,457,689)	2,403,000	—			2,403,000
—	$26,162,000	26,162,000	Interest in $175,503,000 joint tri-party repurchase agreement dated 1/31/06 with Barclays Capital Inc., 4.380% due 2/1/06; Proceeds at maturity - $26,165,183; (Fully collateralized by U.S. Treasury obligations, 0.000%, due 2/15/14; Market value - $26,946,860)	—	26,162,000			26,162,000
			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $30,969,000)	4,807,000	26,162,000	—		30,969,000

			TOTAL INVESTMENTS — 100.1% (Cost — $908,172,866#)	170,521,440	761,302,447	783,776	†	932,607,663
			Liabilities in Excess of Other Assets — (0.1)%	(542,823)	(786,035)	(59,800	)‡	(1,388,658)

			TOTAL NET ASSETS — 100.0%	$169,978,617	$760,516,412	$723,976		$931,219,005

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the respective Fund’s Board of Trustees/Directors, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the respective Fund’s Board of Trustees/Directors.
(f)	Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
(g)	Pay-in-Kind (“PIK”) security - A security in which interest of dividends during the initial few years is paid in additional PIK securities rather than cash.
(h)	Private placement.
#	Aggregate cost for federal income tax purposes is substantially the same.
†	Reflects estimated adjustment due to difference in valuation policies between the Legg Mason High Yield Portfolio and the Legg Mason Partners High Income Fund. The Legg Mason High Yield Portfolio uses bid prices to value fixed income securities while the Legg Mason Partners High Income Fund uses the mean between the bid and asked prices to value debt securities.
‡	Reflects adjustments for estimated reorganization expenses of $59,800 related to the Acquiring and Acquired Funds.

See Notes to Pro Forma Combined Financial Statements.

Pro Forma Combined Statement of Assets and Liabilities For

Legg Mason High Yield Portfolio and Legg Mason Partners High Income Fund

As of January 31, 2006 (Unaudited)

	Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners High Income Fund
ASSETS:
Investments, at cost	$171,689,269	$736,483,597	—		$908,172,866

Investments, at value	$170,521,440	$761,302,447	$783,776	(a)	$932,607,663
Cash	609	181	—		790
Receivable for securities sold	2,052,031	2,059,249	—		4,111,280
Receivable for Fund shares sold	302,089	255,029	—		557,118
Dividends and interest receivable	3,333,823	13,931,240	—		17,265,063
Prepaid expenses	—	791,145	—		791,145

Total Assets	176,209,992	778,339,291	783,776		955,333,059

LIABILITIES:
Payable for securities purchased	5,236,828	13,209,669	—		18,446,497
Distributions payable	—	2,850,223	—		2,850,223
Payable for Fund shares repurchased	747,870	824,716	—		1,572,586
Management fee payable	94,321	389,162	—		483,483
Transfer agent fees payable	—	248,591	—		248,591
Distribution fees payable	67,151	122,768	—		189,919
Deferred compensation payable	—	27,144	—		27,144
Trustees’ fees payable	—	4,125	—		4,125
Accrued expenses	85,205	146,481	59,800	#	291,486

Total Liabilities	6,231,375	17,822,879	59,800		24,114,054

Total Net Assets	$169,978,617	$760,516,412	$723,976		$931,219,005

NET ASSETS:
Par value	$18,853	$111,581	$6,136		$136,570
Paid-in capital in excess of par value	324,887,397	1,422,618,766	(6,136)		1,747,500,027
Undistributed net investment income	549,876	(2,641,769)	(59,800	)#	(2,151,693)
Accumulated net realized loss on investments	(154,309,680)	(684,391,016)	—		(838,700,696)
Net unrealized appreciation (depreciation) on investments	(1,167,829)	24,818,850	783,776	(a)	24,434,797

Total Net Assets	$169,978,617	$760,516,412	$723,976		$931,219,005

Net Assets:
Primary Class	$157,178,462	—	$(157,178,462	)(b)	$—
Institutional Class	12,800,155	—	(12,800,155	)(c)	—
Class A	—	$366,003,869	(14,389	)#	365,989,480
Class B	—	223,124,169	(8,772	)#	223,115,397
Class C	—	163,233,908	157,869,150	(a)(b)(d)#	321,103,058
Class Y	—	8,154,466	12,856,604	(a)(c)(d)#	21,011,070

Total Net Assets	$169,978,617	$760,516,412	$723,976		$931,219,005

Shares Outstanding:
Primary Class	17,437,919	—	(17,437,919	)(b)	—
Institutional Class	1,414,912	—	(1,414,912	)(c)	—
Class A	—	53,816,164	—		53,816,164
Class B	—	32,683,488	—		32,683,488
Class C	—	23,888,381	23,105,207	(a)(b)(e)#	46,993,588
Class Y	—	1,192,982	1,881,015	(a)(c)(e)#	3,073,997
Net Asset Value:
Primary Class	$9.01	—	—		—
Institutional Class	$9.05	—	—		—
Class A	—	$6.80	—		$6.80
Class B	—	$6.83	—		$6.83
Class C	—	$6.83	—		$6.83
Class Y	—	$6.84	—		$6.84

(a)	Reflects estimated adjustment due to difference in valuation policies between the Legg Mason High Yield Portfolio and Legg Mason Partners High Income Fund. Legg Mason High Yield Portfolio uses bid prices to value fixed income securities while the Legg Mason Partners High Income Fund uses the mean between bid and asked prices to value fixed income securities.
(b)	Legg Mason High Yield Portfolio Primary Class will be exchanged for Legg Mason Partners High Income Fund Class C shares.
(c)	Legg Mason High Yield Portfolio Institutional Class will be exchanged for Legg Mason Partners High Income Fund Class Y shares.
(d)	Includes valuation policy adjustment which has been allocated based upon the relative net assets of Legg Mason High Yield Portfolio Primary Class and Institutional Class, as of January 31, 2006.
(e)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
#	Reflects adjustments for estimated reorganization expenses of $59,800 related to the Acquired and Acquiring Funds.

See Notes to Pro Forma Combined Financial Statements.

Legg Mason High Yield Portfolio Reorganization into Legg Mason Partners High Income Fund

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at January 31, 2006 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended January 31, 2006, reflect the accounts of Legg Mason High Yield Portfolio (“Acquired Fund”) and Legg Mason Partners High Income Fund (“Acquiring Fund”), each a “Fund.” Following the combination, Legg Mason Partners High Income Fund will be the accounting survivor.

Under the terms of each Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free Reorganization and accordingly, the tax-free Reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on January 31, 2006. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended January 31, 2006 as if the Reorganization occurred on February 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year-ends are December 31 for Legg Mason High Yield Portfolio and July 31 for Legg Mason Partners High Income Fund.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

The unaudited Pro Forma Combined Schedule of Investments does not reflect any adjustment for portfolio transactions because, upon consummation of the reorganization, no securities of the Acquired Fund would need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. Because the Funds may buy and sell securities in the normal course of their operations, the schedule of investments at the time of reorganization may differ from that shown in the Pro Forma Combined Schedule of Investments.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Legg Mason High Yield Portfolio values fixed income securities using bid prices. The difference in the valuation policies of the Legg Mason High Yield Portfolio and Legg Mason Partners High Income Fund resulted in an estimated pro forma adjustment to the Pro Forma Combined Schedule of Investments and Pro Forma Combined Statement of Assets and Liabilities of $783,776, as of January 31, 2006.

4.	Shares of Beneficial Interest:

The unaudited pro forma net asset value per share assumes additional shares of beneficial interest of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Fund as of January 31, 2006. The number of additional shares issued was calculated by dividing the net asset value of each Class of the Acquired Fund by the respective class net asset value per share of the Acquiring Fund.

Estimated reorganization expenses of $59,800 have been reflected in the pro forma combined statement of assets and liabilities and pro forma combined capitalization table.

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees, administration fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended January 31, 2006.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Legg Mason Partners High Income Fund. The effects of these new contracts have been reflected in the accompanying Pro Forma Combined Statement of Operations for the period that the contracts were effective.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.